As filed with the Securities and Exchange Commission on July 18, 2018
File Nos. 333-76651, 811-09301

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 112	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 115	☒
(Check appropriate box or boxes)

TIAA-CREF Funds

(Exact Name of Registrant as Specified in Charter)

730 Third Avenue
New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (800) 842-2733

Rachael M. Zufall, Esq.

Jeremy D. Franklin, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262

(Name and Address of Agent for Service)

Copy to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1900 K Street, N.W.

Washington, D.C. 20006
Approximate Date of Proposed Public Offering:

As soon as practicable after effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	On _________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2) of rule 485
☒	On October 1, 2018 pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS OCTOBER 1, 2018

TIAA-CREF Lifecycle Funds

of the TIAA-CREF Funds

Ticker
Fund	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Lifecycle Retirement Income Fund	TLRIX	TLRHX	TPILX	TLIRX	TLRRX
Lifecycle 2010 Fund	TCTIX	TCLHX	TCTPX	TCLEX	—
Lifecycle 2015 Fund	TCNIX	TCNHX	TCFPX	TCLIX	—
Lifecycle 2020 Fund	TCWIX	TCWHX	TCWPX	TCLTX	—
Lifecycle 2025 Fund	TCYIX	TCQHX	TCQPX	TCLFX	—
Lifecycle 2030 Fund	TCRIX	TCHHX	TCHPX	TCLNX	—
Lifecycle 2035 Fund	TCIIX	TCYHX	TCYPX	TCLRX	—
Lifecycle 2040 Fund	TCOIX	TCZHX	TCZPX	TCLOX	—
Lifecycle 2045 Fund	TTFIX	TTFHX	TTFPX	TTFRX	—
Lifecycle 2050 Fund	TFTIX	TFTHX	TCLPX	TLFRX	—
Lifecycle 2055 Fund	TTRIX	TTRHX	TTRPX	TTRLX	—
Lifecycle 2060 Fund	TLXNX	TLXHX	TLXPX	TLXRX	—

This Prospectus describes the Institutional Class, Advisor Class, Premier Class, Retirement Class and Retail Class shares offered, as applicable, by the investment portfolios listed above (each, a “Fund” and, collectively, the “Funds”) of the TIAA-CREF Funds (the “Trust”). These Funds comprise the TIAA-CREF Lifecycle Funds (the “Lifecycle Funds”), a sub-family of funds offered by the Trust.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor can lose money in any of the Funds and the Funds could perform more poorly than other investments.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary information

Lifecycle Retirement Income Fund

Investment objective 6

Fees and expenses 6

Shareholder fees 6

Annual Fund operating expenses 7

Example 7

Portfolio turnover 8

Principal investment strategies 8

Principal investment risks 9

Past performance 11

Portfolio management 12

Purchase and sale of Fund shares 12

Tax information 13

Payments to broker-dealers and other financial intermediary compensation 13

Summary information

Lifecycle 2010 Fund

Investment objective 14

Fees and expenses 14

Shareholder fees 14

Annual Fund operating expenses 15

Example 15

Portfolio turnover 16

Principal investment strategies 16

Principal investment risks 18

Past performance 20

Portfolio management 21

Purchase and sale of Fund shares 21

Tax information 22

Payments to broker-dealers and other financial intermediary compensation 22

Summary information

Lifecycle 2015 Fund

Investment objective 23

Fees and expenses 23

Shareholder fees 23

Annual Fund operating expenses 24

Example 24

Portfolio turnover 25

Principal investment strategies 25

Principal investment risks 27

Past performance 29

Portfolio management 30

Purchase and sale of Fund shares 30

Tax information 31

Payments to broker-dealers and other financial intermediary compensation 31

Summary information

Lifecycle 2020 Fund

Investment objective 32

Fees and expenses 32

Shareholder fees 32

Annual Fund operating expenses 33

Example 33

Portfolio turnover 34

Principal investment strategies 34

Principal investment risks 36

Past performance 38

Portfolio management 39

Purchase and sale of Fund shares 39

Tax information 40

Payments to broker-dealers and other financial intermediary compensation 40

Summary information

Lifecycle 2025 Fund

Investment objective 41

Fees and expenses 41

Shareholder fees 41

Annual Fund operating expenses 42

Example 42

Portfolio turnover 43

Principal investment strategies 43

Principal investment risks 45

Past performance 47

Portfolio management 48

Purchase and sale of Fund shares 48

Tax information 49

Payments to broker-dealers and other financial intermediary compensation 49

Summary information

Lifecycle 2030 Fund

Investment objective 50

Fees and expenses 50

Shareholder fees 50

Annual Fund operating expenses 51

Example 51

Portfolio turnover 52

Principal investment strategies 52

Principal investment risks 54

Past performance 56

Portfolio management 57

Purchase and sale of Fund shares 57

Tax information 58

Payments to broker-dealers and other financial intermediary compensation 58

Summary information

Lifecycle 2035 Fund

Investment objective 59

Fees and expenses 59

Shareholder fees 59

Annual Fund Operating Expenses 60

Example 60

Portfolio turnover 61

Principal investment strategies 61

Principal investment risks 63

Past performance 65

Portfolio management 66

Purchase and sale of Fund shares 66

Tax information 67

Payments to broker-dealers and other financial intermediary compensation 67

Summary information

Lifecycle 2040 Fund

Investment objective 68

Fees and expenses 68

Shareholder fees 68

Annual Fund operating expenses 69

Example 69

Portfolio turnover 70

Principal investment strategies 70

Principal investment risks 72

Past performance 74

Portfolio management 75

Purchase and sale of Fund shares 75

Tax information 76

Payments to broker-dealers and other financial intermediary compensation 76

Summary information

Lifecycle 2045 Fund

Investment objective 77

Fees and expenses 77

Shareholder fees 77

Annual Fund Operating Expenses 78

Example 78

Portfolio turnover 79

Principal investment strategies 79

Principal investment risks 81

Past performance 83

Portfolio management 84

Purchase and sale of Fund shares 84

Tax information 85

Payments to broker-dealers and other financial intermediary compensation 85

Summary information

Lifecycle 2050 Fund

Investment objective 86

Fees and expenses 86

Shareholder fees 86

Annual Fund operating expenses 87

Example 87

Portfolio turnover 88

Principal investment strategies 88

Principal investment risks 90

Past performance 92

Portfolio management 93

Purchase and sale of Fund shares 93

Tax information 94

Payments to broker-dealers and other financial intermediary compensation 94

Summary information

Lifecycle 2055 Fund

Investment objective 95

Fees and expenses 95

Shareholder fees 95

Annual Fund operating expenses 96

Example 96

Portfolio turnover 97

Principal investment strategies 97

Principal investment risks 99

Past performance 101

Portfolio management 102

Purchase and sale of Fund shares 102

Tax information 103

Payments to broker-dealers and other financial intermediary compensation 103

Summary information

Lifecycle 2060 Fund

Investment objective 104

Fees and expenses 104

Shareholder fees 104

Annual Fund operating expenses 105

Example 105

Portfolio turnover 106

Principal investment strategies 106

Principal investment risks 108

Past performance 110

Portfolio management 111

Purchase and sale of Fund shares 111

Tax information 112

Payments to broker-dealers and other financial intermediary compensation 112

Additional information about investment strategies and risks of the Funds 112

Additional information about the Funds 112

More about the Funds’ strategy 113

Additional information about the Funds’ broad-based securities market indices 115

Additional information about the Funds’ composite benchmark indices 115

Additional information about the Underlying Funds 118

Additional information on investment risks of the Funds and Underlying Funds 121

Principal risks of the Funds 122

Additional risks of the Funds 127

Additional information on investment strategies and risks of the Funds and Underlying Funds 136

Portfolio holdings 138

Portfolio turnover 139

Share classes 139

Management of the Funds 140

The Funds’ investment adviser 140

Investment management fees 140

Portfolio management team 142

Other services 143

Distribution and service arrangements 144

All classes 144

Other payments by the Funds 144

Other payments by TPIS, Advisors or their affiliates 146

Calculating share price 147

Dividends and distributions 149

Taxes 150

Your account: purchasing, redeeming or exchanging shares 153

Fund shares offered in this Prospectus 153

Share class eligibility 153

Purchasing shares 156

Redeeming shares 162

Exchanging shares 165

Conversion of shares–applicable to all investors 167

Important transaction information 168

Market timing/excessive trading policy–applicable to all investors 172

Electronic prospectuses 173

Additional information about index providers 174

Additional information about the Trust and the Board of Trustees 175

Glossary 176

Financial highlights 178

Summary information

TIAA-CREF Lifecycle Retirement Income Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%	0%
Account maintenance fee (annual fee on accounts under $2,000)	0%	0%	0%	0%	$15.00

6     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class

Management fees[1,2]	0.42%	0.42%	0.42%	0.42%	0.42%

Distribution (Rule 12b-1) fees	—	—	0.15%	—	0.25%

Other expenses[1,2]	0.07%	0.15%	0.07%	0.32%	0.10%

Acquired Fund fees and expenses[3]	0.03%	0.03%	0.03%	0.03%	0.03%

Total annual Fund operating expenses	0.52%	0.60%	0.67%	0.77%	0.80%

Waivers and expense reimbursements[4,5]	(0.15)%	(0.15)%	(0.15)%	(0.15)%	(0.18)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.37%	0.45%	0.52%	0.62%	0.62%

1	Restated to reflect estimates for the current fiscal year.
2

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

3

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

4

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; (iv) 0.25% of average daily net assets for Retirement Class shares; and (v) 0.25% of average daily net assets for Retail Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.

5

Advisors has contractually agreed to waive 0.10% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2021, unless changed with approval of the Board of Trustees. This portion of the Management fee has been fully waived since the Fund’s inception.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in

TIAA-CREF Lifecycle Funds  ■  Prospectus     7

the table above, but that there will be no fee waiver or expense reimbursement arrangements in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
1 year	$38	$46	$53	$63	$63
3 years	$119	$144	$167	$199	$199
5 years	$243	$288	$326	$381	$388
10 years	$607	$705	$790	$910	$937

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy that will not gradually adjust over time and is designed for investors who are already in or entering retirement (i.e., have already passed their retirement year).

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds, _____% of its assets to fixed-income Underlying Funds and ____% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations may be changed and actual allocations may vary up to ten percentage points from the targets. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2019, which may change, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: _____%; Inflation-Protected Assets: _____%; and Direct Real Estate: ____%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

8     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Small/Mid-Cap Equity Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Emerging Markets Equity Fund and International Small-Cap Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund, Emerging Markets Debt Fund and International Bond Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change. Investors should note that the Fund has a significant level of equity exposure and this exposure could cause fluctuation in the value of the Fund depending on the performance of the equity markets generally.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2018, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

TIAA-CREF Lifecycle Funds  ■  Prospectus     9

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

10     Prospectus  ■  TIAA-CREF Lifecycle Funds

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor, Premier and Retail classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of certain broad-based securities market indices and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed

TIAA-CREF Lifecycle Funds  ■  Prospectus     11

below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Retirement Income Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2017

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2007	since 2007

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Retail Class shares are available for purchase through certain financial intermediaries or by contacting the Fund directly at 800-223-1200 or www.tiaa.org.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

12     Prospectus  ■  TIAA-CREF Lifecycle Funds

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• The minimum initial investment for Retail Class shares is $2,000 per Fund account for Traditional IRA, Roth IRA and Coverdell accounts and $2,500 for all other account types. Subsequent investments for all account types must be at least $100.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE MKT, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     13

Summary information

TIAA-CREF Lifecycle 2010 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

14     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees[1,2]	0.42%	0.42%	0.42%	0.42%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses[1,2]	0.04%	0.12%	0.04%	0.29%

Acquired Fund fees and expenses[3]	0.03%	0.03%	0.03%	0.03%

Total annual Fund operating expenses	0.49%	0.57%	0.64%	0.74%

Waivers and expense reimbursements[4,5]	(0.12)%	(0.12)%	(0.12)%	(0.12)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.37%	0.45%	0.52%	0.62%

1	Restated to reflect estimates for the current fiscal year.
2

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

3

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

4

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.

5

Advisors has contractually agreed to waive 0.10% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2021, unless changed with approval of the Board of Trustees. This portion of the Management fee has been fully waived since the Fund’s inception.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in

TIAA-CREF Lifecycle Funds  ■  Prospectus     15

the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$38	$46	$53	$63
3 years	$119	$144	$167	$199
5 years	$236	$281	$319	$374
10 years	$579	$677	$762	$883

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have recently retired or have an approximate target retirement year within a few years, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors who retired in 2010 or plan to retire within a few years of 2010.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds, _____% of its assets to fixed-income Underlying Funds and ____% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative. The Fund had target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2010 and will reach the Fund’s final target allocation of approximately _____% equity/_____% fixed-income/____% direct real estate at some point from 2017 to 2020. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from

16     Prospectus  ■  TIAA-CREF Lifecycle Funds

the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2019, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: ____%; Fixed-Income: _____%; Short-Term Fixed-Income: ____%; Inflation-Protected Assets: ____%; and Direct Real Estate: ____%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Small/Mid-Cap Equity Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Emerging Markets Equity Fund and International Small-Cap Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund, Emerging Markets Debt Fund and International Bond Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2018, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Funds  ■  Prospectus     17

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events,

18     Prospectus  ■  TIAA-CREF Lifecycle Funds

including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund

TIAA-CREF Lifecycle Funds  ■  Prospectus     19

to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of certain broad-based securities market indices and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

20     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2010 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2017

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its

TIAA-CREF Lifecycle Funds  ■  Prospectus     21

affiliated exchanges, NYSE Arca Equities or NYSE MKT, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22     Prospectus  ■  TIAA-CREF Lifecycle Funds

Summary information

TIAA-CREF Lifecycle 2015 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

TIAA-CREF Lifecycle Funds  ■  Prospectus     23

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees[1,2]	0.43%	0.43%	0.43%	0.43%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses[1,2]	0.04%	0.12%	0.04%	0.29%

Acquired Fund fees and expenses[3]	0.03%	0.03%	0.03%	0.03%

Total annual Fund operating expenses	0.50%	0.58%	0.65%	0.75%

Waivers and expense reimbursements[4,5]	(0.12)%	(0.12)%	(0.12)%	(0.12)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.38%	0.46%	0.53%	0.63%

1	Restated to reflect estimates for the current fiscal year.
2

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

3

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

4

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.

5

Advisors has contractually agreed to waive 0.10% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2021, unless changed with approval of the Board of Trustees. This portion of the Management fee has been fully waived since the Fund’s inception.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in

24     Prospectus  ■  TIAA-CREF Lifecycle Funds

the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$39	$47	$54	$64
3 years	$122	$148	$170	$202
5 years	$242	$286	$325	$380
10 years	$592	$689	$774	$895

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2015.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds, _____% of its assets to fixed-income Underlying Funds and _____% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative. The Fund had target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2015 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income/____% direct real estate at some point from 2022 to 2025. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target

TIAA-CREF Lifecycle Funds  ■  Prospectus     25

market sector allocations for June 30, 2019, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: ____%; Inflation-Protected Assets: ____%; and Direct Real Estate: ____%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Small/Mid-Cap Equity Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Emerging Markets Equity Fund and International Small-Cap Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund, Emerging Markets Debt Fund and International Bond Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2018, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

26     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events,

TIAA-CREF Lifecycle Funds  ■  Prospectus     27

including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund

28     Prospectus  ■  TIAA-CREF Lifecycle Funds

to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of certain broad-based securities market indices and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

TIAA-CREF Lifecycle Funds  ■  Prospectus     29

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2015 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2017

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its

30     Prospectus  ■  TIAA-CREF Lifecycle Funds

affiliated exchanges, NYSE Arca Equities or NYSE MKT, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     31

Summary information

TIAA-CREF Lifecycle 2020 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

32     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees[1,2]	0.44%	0.44%	0.44%	0.44%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses[1,2]	0.03%	0.11%	0.03%	0.28%

Acquired Fund fees and expenses[3]	0.03%	0.03%	0.03%	0.03%

Total annual Fund operating expenses	0.50%	0.58%	0.65%	0.75%

Waivers and expense reimbursements[4,5]	(0.11)%	(0.11)%	(0.11)%	(0.11)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.39%	0.47%	0.54%	0.64%

1	Restated to reflect estimates for the current fiscal year.
2

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

3

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

4

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.

5

Advisors has contractually agreed to waive 0.10% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2021, unless changed with approval of the Board of Trustees. This portion of the Management fee has been fully waived since the Fund’s inception.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in

TIAA-CREF Lifecycle Funds  ■  Prospectus     33

the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$40	$48	$55	$65
3 years	$125	$151	$173	$205
5 years	$245	$289	$328	$383
10 years	$595	$692	$777	$898

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2020.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds, _____% of its assets to fixed-income Underlying Funds and ____% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately _____% equity/% fixed-income/____% direct real estate in the Fund’s target retirement year of 2020 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income/____% direct real estate at some point from 2027 to 2030. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The

34     Prospectus  ■  TIAA-CREF Lifecycle Funds

Fund’s current target market sector allocations for June 30, 2019, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: ____%; Inflation-Protected Assets: ____%; and Direct Real Estate: ____%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Small/Mid-Cap Equity Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Emerging Markets Equity Fund and International Small-Cap Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund, Emerging Markets Debt Fund and International Bond Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2018, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Funds  ■  Prospectus     35

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events,

36     Prospectus  ■  TIAA-CREF Lifecycle Funds

including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund

TIAA-CREF Lifecycle Funds  ■  Prospectus     37

to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of certain broad-based securities market indices and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

38     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2020 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2017

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its

TIAA-CREF Lifecycle Funds  ■  Prospectus     39

affiliated exchanges, NYSE Arca Equities or NYSE MKT, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40     Prospectus  ■  TIAA-CREF Lifecycle Funds

Summary information

TIAA-CREF Lifecycle 2025 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

TIAA-CREF Lifecycle Funds  ■  Prospectus     41

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees[1,2]	0.45%	0.45%	0.45%	0.45%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses[1,2]	0.04%	0.12%	0.04%	0.29%

Acquired Fund fees and expenses[3]	0.03%	0.03%	0.03%	0.03%

Total annual Fund operating expenses	0.52%	0.60%	0.67%	0.77%

Waivers and expense reimbursements[4,5]	(0.11)%	(0.11)%	(0.11)%	(0.11)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.41%	0.49%	0.56%	0.66%

1	Restated to reflect estimates for the current fiscal year.
2

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

3

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

4

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.

5

Advisors has contractually agreed to waive 0.10% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2021, unless changed with approval of the Board of Trustees. This portion of the Management fee has been fully waived since the Fund’s inception.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in

42     Prospectus  ■  TIAA-CREF Lifecycle Funds

the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$42	$50	$57	$67
3 years	$132	$157	$179	$211
5 years	$256	$300	$339	$394
10 years	$619	$717	$802	$922

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2025.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds, _____% of its assets to fixed-income Underlying Funds and ____% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately _____% equity/_____% fixed-income/____% direct real estate in the Fund’s target retirement year of 2025 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income/____% direct real estate at some point from 2032 to 2035. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The

TIAA-CREF Lifecycle Funds  ■  Prospectus     43

Fund’s current target market sector allocations for June 30, 2019, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: ____%; Inflation-Protected Assets: ____%; and Direct Real Estate: ____%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Small/Mid-Cap Equity Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Emerging Markets Equity Fund and International Small-Cap Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund, Emerging Markets Debt Fund and International Bond Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is offered exclusively to TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2018, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

44     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events,

TIAA-CREF Lifecycle Funds  ■  Prospectus     45

including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund

46     Prospectus  ■  TIAA-CREF Lifecycle Funds

to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of certain broad-based securities market indices and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

TIAA-CREF Lifecycle Funds  ■  Prospectus     47

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2025 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2017

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its

48     Prospectus  ■  TIAA-CREF Lifecycle Funds

affiliated exchanges, NYSE Arca Equities or NYSE MKT, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     49

Summary information

TIAA-CREF Lifecycle 2030 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

50     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees[1,2]	0.47%	0.47%	0.47%	0.47%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses[1,2]	0.03%	0.11%	0.03%	0.28%

Acquired Fund fees and expenses[3]	0.03%	0.03%	0.03%	0.03%

Total annual Fund operating expenses	0.53%	0.61%	0.68%	0.78%

Waivers and expense reimbursements[4,5]	(0.11)%	(0.11)%	(0.11)%	(0.11)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.42%	0.50%	0.57%	0.67%

1	Restated to reflect estimates for the current fiscal year.
2

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

3

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

4

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.

5

Advisors has contractually agreed to waive 0.10% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2021, unless changed with approval of the Board of Trustees. This portion of the Management fee has been fully waived since the Fund’s inception.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in

TIAA-CREF Lifecycle Funds  ■  Prospectus     51

the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$43	$51	$58	$68
3 years	$135	$160	$183	$214
5 years	$262	$306	$344	$399
10 years	$631	$729	$814	$934

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2030.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds, _____% of its assets to fixed-income Underlying Funds and ____ its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately _____% equity/_____% fixed-income/____% direct real estate in the Fund’s target retirement year of 2030 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income/____% direct real estate at some point from 2037 to 2040. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The

52     Prospectus  ■  TIAA-CREF Lifecycle Funds

Fund’s current target market sector allocations for June 30, 2019, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: ____%; Inflation-Protected Assets ____%; and Direct Real Estate: ____%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Small/Mid-Cap Equity Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Emerging Markets Equity Fund and International Small-Cap Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund, Emerging Markets Debt Fund and International Bond Fund (Fixed Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2018, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Funds  ■  Prospectus     53

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events,

54     Prospectus  ■  TIAA-CREF Lifecycle Funds

including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund

TIAA-CREF Lifecycle Funds  ■  Prospectus     55

to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of certain broad-based securities market indices and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

56     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2030 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2017

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its

TIAA-CREF Lifecycle Funds  ■  Prospectus     57

affiliated exchanges, NYSE Arca Equities or NYSE MKT, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

58     Prospectus  ■  TIAA-CREF Lifecycle Funds

Summary information

TIAA-CREF Lifecycle 2035 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

TIAA-CREF Lifecycle Funds  ■  Prospectus     59

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees[1,2]	0.48%	0.48%	0.48%	0.48%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses[1,2]	0.03%	0.11%	0.03%	0.28%

Acquired Fund fees and expenses[3]	0.03%	0.03%	0.03%	0.03%

Total annual Fund operating expenses	0.54%	0.62%	0.69%	0.79%

Waivers and expense reimbursements[4,5]	(0.11)%	(0.11)%	(0.11)%	(0.11)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.43%	0.51%	0.58%	0.68%

1	Restated to reflect estimates for the current fiscal year.
2

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

3

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

4

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.

5

Advisors has contractually agreed to waive 0.10% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2021, unless changed with approval of the Board of Trustees. This portion of the Management fee has been fully waived since the Fund’s inception.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in

60     Prospectus  ■  TIAA-CREF Lifecycle Funds

the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$44	$52	$59	$69
3 years	$138	$164	$186	$218
5 years	$267	$311	$350	$405
10 years	$644	$741	$826	$945

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2035.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds, _____% of its assets to fixed-income Underlying Funds and ____% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately _____% equity/_____% fixed-income/____% direct real estate in the Fund’s target retirement year of 2035 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income/____% direct real estate at some point from 2042 to 2045. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The

TIAA-CREF Lifecycle Funds  ■  Prospectus     61

Fund’s current target market sector allocations for June 30, 2018, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: _____%; Inflation-Protected Assets: ______% and Direct Real Estate: _____%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Small/Mid-Cap Equity Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Emerging Markets Equity Fund and International Small-Cap Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund, Emerging Markets Debt Fund and International Bond Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2018, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

62     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events,

TIAA-CREF Lifecycle Funds  ■  Prospectus     63

including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund

64     Prospectus  ■  TIAA-CREF Lifecycle Funds

to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of certain broad-based securities market indices and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

TIAA-CREF Lifecycle Funds  ■  Prospectus     65

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2035 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2017

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its

66     Prospectus  ■  TIAA-CREF Lifecycle Funds

affiliated exchanges, NYSE Arca Equities or NYSE MKT, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     67

Summary information

TIAA-CREF Lifecycle 2040 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

68     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees[1,2]	0.49%	0.49%	0.49%	0.49%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses[1,2]	0.03%	0.11%	0.03%	0.28%

Acquired Fund fees and expenses[3]	0.03%	0.03%	0.03%	0.03%

Total annual Fund operating expenses	0.55%	0.63%	0.70%	0.80%

Waivers and expense reimbursements[4,5]	(0.11)%	(0.11)%	(0.11)%	(0.11)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.44%	0.52%	0.59%	0.69%

1	Restated to reflect estimates for the current fiscal year.
2

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

3

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

4

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.

5

Advisors has contractually agreed to waive 0.10% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2021, unless changed with approval of the Board of Trustees. This portion of the Management fee has been fully waived since the Fund’s inception.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in

TIAA-CREF Lifecycle Funds  ■  Prospectus     69

the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$45	$53	$60	$70
3 years	$141	$167	$189	$221
5 years	$273	$317	$355	$410
10 years	$656	$753	$838	$957

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2040.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds, _____% of its assets to fixed-income Underlying Funds and ____% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately _____% equity/_____% fixed-income/____% direct real estate in the Fund’s target retirement year of 2040 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income/____% direct real estate at some point from 2047 to 2050. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The

70     Prospectus  ■  TIAA-CREF Lifecycle Funds

Fund’s current target market sector allocations for June 30, 2019, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: ____%; Inflation-Protected Assets: ____%; and Direct Real Estate: ____%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Small/Mid-Cap Equity Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Emerging Markets Equity Fund and International Small-Cap Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund, Emerging Markets Debt Fund and International Bond Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2018, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Funds  ■  Prospectus     71

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events,

72     Prospectus  ■  TIAA-CREF Lifecycle Funds

including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund

TIAA-CREF Lifecycle Funds  ■  Prospectus     73

to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of certain broad-based securities market indices and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

74     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2040 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2017

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its

TIAA-CREF Lifecycle Funds  ■  Prospectus     75

affiliated exchanges, NYSE Arca Equities or NYSE MKT, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

76     Prospectus  ■  TIAA-CREF Lifecycle Funds

Summary information

TIAA-CREF Lifecycle 2045 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

TIAA-CREF Lifecycle Funds  ■  Prospectus     77

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees[1,2]	0.49%	0.49%	0.49%	0.49%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses[1,2]	0.04%	0.12%	0.04%	0.29%

Acquired Fund fees and expenses[3]	0.03%	0.03%	0.03%	0.03%

Total annual Fund operating expenses	0.56%	0.64%	0.71%	0.81%

Waivers and expense reimbursements[4,5]	(0.11)%	(0.11)%	(0.11)%	(0.11)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.45%	0.53%	0.60%	0.70%

1	Restated to reflect estimates for the current fiscal year.
2

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

3

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

4

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.

5

Advisors has contractually agreed to waive 0.10% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2021, unless changed with approval of the Board of Trustees. This portion of the Management fee has been fully waived since the Fund’s inception.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in

78     Prospectus  ■  TIAA-CREF Lifecycle Funds

the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$46	$54	$61	$72
3 years	$144	$170	$192	$224
5 years	$278	$322	$361	$415
10 years	$668	$765	$850	$969

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2045.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds, ____% of its assets to fixed-income Underlying Funds and _____% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately _____% equity/_____% fixed-income/____% direct real estate in the Fund’s target retirement year of 2045 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income/_____% direct real estate at some point from 2052 to 2055. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The

TIAA-CREF Lifecycle Funds  ■  Prospectus     79

Fund’s current target market sector allocations for June 30, 2019, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: ____%; Short-Term Fixed-Income: ____%; Inflation-Protected Assets: ____%; and Direct Real Estate: ____%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Small/Mid-Cap Equity Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Emerging Markets Equity Fund and International Small-Cap Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund, Emerging Markets Debt Fund and International Bond Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2018, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

80     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events,

TIAA-CREF Lifecycle Funds  ■  Prospectus     81

including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund

82     Prospectus  ■  TIAA-CREF Lifecycle Funds

to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Fund. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of certain broad-based securities market indices and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

TIAA-CREF Lifecycle Funds  ■  Prospectus     83

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2045 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2017

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2007	since 2007

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

84     Prospectus  ■  TIAA-CREF Lifecycle Funds

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE MKT, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     85

Summary information

TIAA-CREF Lifecycle 2050 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

86     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees[1,2]	0.50%	0.50%	0.50%	0.50%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses[1,2]	0.04%	0.12%	0.04%	0.29%

Acquired Fund fees and expenses[3]	0.03%	0.03%	0.03%	0.03%

Total annual Fund operating expenses	0.57%	0.65%	0.72%	0.82%

Waivers and expense reimbursements[4,5]	(0.12)%	(0.12)%	(0.12)%	(0.12)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.45%	0.53%	0.60%	0.70%

1	Restated to reflect estimates for the current fiscal year.
2

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

3

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

4

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.

5

Advisors has contractually agreed to waive 0.10% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2021, unless changed with approval of the Board of Trustees. This portion of the Management fee has been fully waived since the Fund’s inception.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in

TIAA-CREF Lifecycle Funds  ■  Prospectus     87

the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$46	$54	$61	$72
3 years	$144	$170	$192	$224
5 years	$281	$325	$363	$418
10 years	$677	$774	$859	$978

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2050.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds, ____% of its assets to fixed-income Underlying Funds and ____% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately _____% equity/_____% fixed-income/____% direct real estate in the Fund’s target retirement year of 2050 and reaching the Fund’s final target allocation of approximately 35.00% equity/60.00% fixed-income/5.00% direct real estate at some point from 2057 to 2060. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The

88     Prospectus  ■  TIAA-CREF Lifecycle Funds

Fund’s current target market sector allocations for June 30, 2019, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: ____%; Short-Term Fixed-Income: ____%; Inflation-Protected Assets: ____%; and Direct Real Estate: ____%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Small/Mid-Cap Equity Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Emerging Markets Equity Fund and International Small-Cap Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund, Emerging Markets Debt Fund and International Bond Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2018, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Funds  ■  Prospectus     89

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events,

90     Prospectus  ■  TIAA-CREF Lifecycle Funds

including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund

TIAA-CREF Lifecycle Funds  ■  Prospectus     91

to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Fund. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of certain broad-based securities market indices and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

92     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2050 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2017

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2007	since 2007

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its

TIAA-CREF Lifecycle Funds  ■  Prospectus     93

affiliated exchanges, NYSE Arca Equities or NYSE MKT, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

94     Prospectus  ■  TIAA-CREF Lifecycle Funds

Summary information

TIAA-CREF Lifecycle 2055 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

TIAA-CREF Lifecycle Funds  ■  Prospectus     95

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees[1,2]	0.50%	0.50%	0.50%	0.50%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses[1,2]	0.06%	0.14%	0.06%	0.31%

Acquired Fund fees and expenses[3]	0.03%	0.03%	0.03%	0.03%

Total annual Fund operating expenses	0.59%	0.67%	0.74%	0.84%

Waivers and expense reimbursements[4,5]	(0.14)%	(0.14)%	(0.14)%	(0.14)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.45%	0.53%	0.60%	0.70%

1	Restated to reflect estimates for the current fiscal year.
2

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

3

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

4

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.

5

Advisors has contractually agreed to waive 0.10% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2021, unless changed with approval of the Board of Trustees. This portion of the Management fee has been fully waived since the Fund’s inception.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in

96     Prospectus  ■  TIAA-CREF Lifecycle Funds

the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$46	$54	$61	$72
3 years	$144	$170	$192	$224
5 years	$285	$329	$368	$423
10 years	$696	$793	$877	$996

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2055.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds, _____% of its assets to fixed-income Underlying Funds and _____% of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately ______% equity/_____% fixed-income/____% direct real estate in the Fund’s target retirement year of 2055 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income/_____% direct real estate at some point from 2062 to 2065. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The

TIAA-CREF Lifecycle Funds  ■  Prospectus     97

Fund’s current target market sector allocations for June 30, 2019, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: ____%; Short-Term Fixed-Income: ____%; Inflation-Protected Assets: ____%; Direct Real Estate: ____%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Small/Mid-Cap Equity Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Emerging Markets Equity Fund and International Small-Cap Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund, Emerging Markets Debt Fund and International Bond Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2018, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

98     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events,

TIAA-CREF Lifecycle Funds  ■  Prospectus     99

including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund

100     Prospectus  ■  TIAA-CREF Lifecycle Funds

to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Fund. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of certain broad-based securities market indices and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

TIAA-CREF Lifecycle Funds  ■  Prospectus     101

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2055 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2017

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2011

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

102     Prospectus  ■  TIAA-CREF Lifecycle Funds

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE MKT, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     103

Summary information

TIAA-CREF Lifecycle 2060 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2060 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

104     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees[1,2]	0.50%	0.50%	0.50%	0.50%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses[1,2]	0.26%	0.34%	0.26%	0.51%

Acquired Fund fees and expenses[3]	0.03%	0.03%	0.03%	0.03%

Total annual Fund operating expenses	0.79%	0.87%	0.94%	1.04%

Waivers and expense reimbursements[4,5]	(0.34)%	(0.34)%	(0.34)%	(0.34)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.45%	0.53%	0.60%	0.70%

1	Restated to reflect estimates for the current fiscal year.
2

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

3

“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

4

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.

5

Advisors has contractually agreed to waive 0.10% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2021, unless changed with approval of the Board of Trustees. This portion of the Management fee has been fully waived since the Fund’s inception.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in

TIAA-CREF Lifecycle Funds  ■  Prospectus     105

the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$46	$54	$61	$72
3 years	$144	$170	$192	$224
5 years	$333	$377	$415	$469
10 years	$877	$973	$1,056	$1,173

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period ended May 31, 2018, the Fund’s portfolio turnover rate was of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2060.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds, ____% of its assets to fixed-income Underlying Funds and % of its assets to direct real estate Underlying Funds. These allocations represent targets for equity, fixed-income and direct real estate asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately _____% equity/_____% fixed-income/____% direct real estate in the Fund’s target retirement year of 2060 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income/____% direct real estate at some point from 2067 to 2070. Within the equity, fixed-income and direct real estate asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income, inflation-protected assets and direct real estate) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target

106     Prospectus  ■  TIAA-CREF Lifecycle Funds

market sector allocations for June 30, 2019, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: ____%; Short-Term Fixed-Income: ____%; Inflation-Protected Assets: ____%; and Direct Real Estate: ____%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Small/Mid-Cap Equity Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Emerging Markets Equity Fund and International Small-Cap Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund, Emerging Markets Debt Fund and International Bond Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); Inflation-Linked Bond Fund (Inflation-Protected Assets); and Real Property Fund LP (Direct Real Estate). TIAA-CREF Real Property Fund LP is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s target asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, for June 30, 2018, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Funds  ■  Prospectus     107

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events,

108     Prospectus  ■  TIAA-CREF Lifecycle Funds

including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Direct Real Estate Underlying Funds Risks—The risks of investing in direct real estate Underlying Funds include risks specific to their investment strategies, as well as risks related to investing in real estate in general, such as:

• real estate-related investment risk—The risks associated with exposure to direct real estate through investing in investment vehicles managed by Advisors that will primarily invest directly in real estate, which can include declines in real estate values or revenues, uninsured losses at properties, and the absence of regulatory oversight of and a secondary market for interests in direct real estate Underlying Funds.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund

TIAA-CREF Lifecycle Funds  ■  Prospectus     109

to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Fund. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of certain broad-based securities market indices and a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

110     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2060 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2017

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2014	since 2014

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

TIAA-CREF Lifecycle Funds  ■  Prospectus     111

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE MKT, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional information about investment strategies and risks of the Funds

Additional information about the Funds

Each of the Funds is a “fund of funds” and diversifies its assets by investing in Class W shares of other funds of the Trust and other investment pools or investment products (the “Underlying Funds”). In general, each Fund (except the Lifecycle Retirement Income Fund) is designed for investors who have an approximate target retirement year in mind, and each Fund’s investments are adjusted from more aggressive to more conservative as a target retirement year approaches and for approximately seven to ten years afterwards. Generally, this means that each Fund’s investments (except the Lifecycle Retirement Income Fund) will gradually be reallocated to reduce weightings in Underlying Funds investing primarily in equity securities (stocks) and to increase weightings in Underlying Funds investing primarily in fixed-income securities (bonds) or money market instruments.

112     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Lifecycle Retirement Income Fund is not designed for investors who have a specific retirement year in mind and its allocations will not gradually adjust over time. Instead, the Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds. The Lifecycle Retirement Income Fund has relatively fixed asset allocations between Underlying Funds that invest primarily in equity securities and those that invest primarily in fixed-income (including money market) securities, as well as Underlying Funds that invest in directly held real estate.

The use of a particular index as a Fund’s benchmark index is not a fundamental policy and can be changed without shareholder approval.

The Funds are not appropriate for market timing. You should not invest in the Funds if you are a market timer.

No one can assure that the Funds will achieve their investment objective and investors should not consider any one Fund to be a complete investment program.

Please see the Glossary toward the end of this Prospectus for certain defined terms used in this Prospectus.

More about the Funds’ strategy

General information about the Funds

This Prospectus describes the shares of twelve Lifecycle Funds, a sub-family of funds offered by the Trust. Each Fund is a separate investment portfolio or mutual fund, and has its own investment objective, investment strategies, restrictions and associated risks. An investor should consider each Fund separately to determine if it is an appropriate investment. Allocations for the Funds are based on historical risk/return characteristics and Advisors’ assumptions. If an asset class, market sector or Underlying Fund should perform in a fashion that varies from historical characteristics and/or Advisors’ assumptions, then the allocations may not achieve the intended risk/return characteristics. The investment objective of each Fund and its non-fundamental investment restrictions may be changed by the Board of Trustees of the Trust without shareholder approval. Certain investment restrictions described in the Statement of Additional Information (“SAI”) are fundamental and may only be changed with shareholder approval. Each Fund is diversified under the Investment Company Act of 1940, as amended (“1940 Act”).

Investment glidepath and target allocations

The target allocations along the investment glidepath for each Fund (except the Lifecycle Retirement Income Fund) will gradually become more conservative (e.g., invest less in Underlying Funds holding primarily equity securities and invest more in Underlying Funds holding primarily fixed-income securities) over time as the target retirement year of the Fund approaches and is passed.

Investors should note that each Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this

TIAA-CREF Lifecycle Funds  ■  Prospectus     113

exposure could cause significant fluctuations in the value of the Fund, depending on performance of the equity markets generally.

The following chart shows, as of June 30, 2019, how the investment glidepath for each Fund (except the Lifecycle Retirement Income Fund) is expected to gradually move the Fund’s target allocations over time between the equity, fixed-income and direct real estate asset classes and each Fund’s current position on the glidepath. The Lifecycle Retirement Income Fund has relatively fixed asset allocations that will not gradually adjust over time. The actual asset allocations of any particular Fund may differ from this chart.

The Funds’ investment glidepath

Rebalancing and tactical allocation

In order to maintain its target allocations, each Fund will generally invest incoming monies from share purchases to underweighted Underlying Funds. If cash flows are not sufficient to reestablish the current target allocation for a particular Fund, the Fund will generally rebalance its allocation among the Underlying Funds by buying and selling Underlying Fund shares. To minimize the amount of disruption to the Funds’ portfolios, rebalancings, reallocations or adjustments to the investment glidepath may occur gradually depending on Advisors’ assessment of, among other things, fund flows and market conditions.

Advisors may also use tactical allocations to attempt to improve the risk-adjusted returns for the Funds over short- and intermediate-term investment horizons. The tactical allocations are based upon Advisors’ evaluation of the economy, market valuation and investor sentiment. As well, allocations will vary with Advisors’ assessment of the Underlying Funds’ relative attractiveness as investment opportunities. These tactical allocations can be among the asset classes, market sectors and individual Underlying Funds. Advisors considers the capacity of the Underlying Funds to handle additional purchases and redemptions and works to minimize disruptions related to cash flow.

114     Prospectus  ■  TIAA-CREF Lifecycle Funds

Other potential investments

In addition to seeking equity, fixed-income and direct real estate market exposure through the Underlying Funds, the Funds may, in certain limited circumstances, directly invest in certain financial assets in order to seek to obtain desired portfolio exposures and to facilitate the Funds’ efficient portfolio management. Among other financial assets, the Funds may directly invest in equity and fixed-income securities, derivatives, exchange-traded funds and exchange-traded notes. Derivatives, including options contracts, may be used to establish or maintain the Funds’ tactical allocations.

A portion of each Fund may also be invested in certain annuity or other contracts issued by Teachers Insurance and Annuity Association of America (“TIAA”), to the extent that it is determined that they are appropriate in light of the Funds’ desired levels of risk and potential return at the particular time, and provided that the Funds have received any necessary exemptive relief from the SEC to participate in such investments.

Additional information about the Funds’ broad-based securities market indices

The returns shown against the broad-based securities market index compare a Fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.

Additional information about the Funds’ composite benchmark indices

The composite benchmark index for each of the Funds is a composite of five unmanaged benchmark indices that represent the five market sectors in which each of the Funds invests across the equity and fixed-income asset classes, and provides a more relevant benchmark for each Fund’s performance as compared to its broad-based market index. Each Fund’s composite benchmark changes over time to correspond to changes in the Fund’s equity and fixed-income target allocations. When the composite index changes, its new allocation is utilized to calculate composite performance from and after such change. Composite index performance for periods prior to the change is not recalculated or restated based on the composite index’s new allocation but rather reflects the composite index’s actual allocation during the period.

The five market sectors in which each of the Funds invests across the equity and fixed-income asset classes and the related benchmark indices are as follows: U.S. Equity (Russell 3000® Index); International Equity (MSCI ACWI ex USA Investable Market Index); Fixed-Income (Bloomberg Barclays U.S. Aggregate Bond Index); Short-Term Fixed-Income (Bloomberg Barclays U.S. 1–3 Year

TIAA-CREF Lifecycle Funds  ■  Prospectus     115

Government/Credit Bond Index); and Inflation-Protected Assets (Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 1–10 Year Index).

During periods up to February 1, 2010, each Fund’s Composite Index had four market sector index components: U.S. Equity, International Equity, Fixed-Income (which included Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of each Fund’s Composite Index shown in the “Average Annual Total Return” table in each Fund’s Summary reflects these four market sector indices. During periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component.

In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE + EM (Emerging Markets) Index replaced the MSCI EAFE Index in the Composite Index as the market sector index component for International Equity. For performance during periods commencing August 1, 2013, the MSCI ACWI ex USA Index replaced the MSCI EAFE + EM Index in the Composite Index as the market sector index component for International Equity. For performance during periods commencing January 1, 2014, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index replaced the Bloomberg Barclays U.S. 1–5 Year Government/Credit Bond Index as the market sector index component for Short-Term Fixed-Income. For performance periods commencing January 1, 2016, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index replaced the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) as the market sector index component for Inflation-Protected Assets. For performance periods commencing February 1, 2017, the international equity component of the Funds' composite benchmarks changed from the MSCI ACWI ex USA Index to the MSCI ACWI ex USA investable Market Index described below.

For current performance information of each Fund share class, including performance to the most recent month-end, please visit www.tiaa.org.

The benchmark indices for the Funds are described below.

Russell 3000® Index (U.S. Equity)

The Russell 3000® Index represents the 3,000 largest publicly traded U.S. companies, based on market capitalization (according to the Russell Investment Group). Russell 3000® Index companies represent about 98% of the total market capitalization of the publicly traded U.S. equity market. As of June 30, 2017, the Russell 3000® Index had a mean market capitalization of $140.23 billion and a median market capitalization of $1.62 billion. The largest market capitalization of companies in the Russell 3000® Index was $749.74 billion. The Russell Investment Group determines the composition of the index based only on market capitalization and can change its composition at any time.

MSCI ACWI ex USA Index (International Equity)

The MSCI ACWI (All Country World Index) ex USA Index is a free-float adjusted market capitalization weighted index that is designed to measure the equity

116     Prospectus  ■  TIAA-CREF Lifecycle Funds

market performance by capturing large- and mid-capitalization representation of developed and emerging markets. The MSCI ACWI ex USA Index consists of 46 country indices comprising certain developed and emerging markets country indices.

For performance periods commencing February 1, 2017, the international equity component of the Funds' composite benchmarks changed from the MSCI ACWI ex USA Index to the MSCI ACWI ex USA investable Market Index described below.

MSCI ACWI ex USA Investable Market Index (IMI) (International Equity)

The MSCI ACWI (All Country World Index) ex USA Investable Market Index (IMI) includes large-, mid- and small-cap equities across 22 of 23 developed markets countries (excluding the United States) and 24 emerging markets countries. The index is a free-float adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.

Bloomberg Barclays U.S. Aggregate Bond Index (Fixed-Income)

The Bloomberg Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass through securities, asset-backed securities and commercial mortgage-backed securities. This index contains approximately 9,355 issues. The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar-denominated. To be selected for inclusion in the Bloomberg Barclays U.S. Aggregate Bond Index, the securities must have a minimum maturity of one year. Securities must be rated investment-grade or higher using the middle rating of Moody’s, S&P and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used to determine index eligibility.

Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (Short-Term Fixed-Income)

The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index tracks the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–3 year maturities. The securities in the index must be rated investment-grade or higher by at least two of the following rating agencies: Moody’s, S&P and Fitch.

TIAA-CREF Lifecycle Funds  ■  Prospectus     117

Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS)
1–10 Year Index (Inflation-Protected Assets)

The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1--10 Year Index measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the CPI-U. To be selected for inclusion in the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, the securities must have a minimum maturity of 1 year and a maximum maturity of 9.9999 years, with a minimum par amount outstanding of $250 million.

Additional information about the Underlying Funds

The following is a description of the investment objectives and principal investment strategies of the Underlying Funds in which the Funds may invest. For a discussion of the risks associated with these investments, see the “Additional information on principal investment risks of the Funds and Underlying Funds” section. For a more detailed discussion of the investment strategies and risks of the Underlying Funds of the Trust, see the Prospectus for the Class W shares of the Underlying Funds of the Trust at www.tiaa.org/prospectuses.

Fund	Investment objective, strategies and benchmark
Enhanced Large-Cap Growth Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the Russell 1000® Growth Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index. The Russell 1000® Growth Index represents securities within the Russell 1000® Index that have higher relative forecasted growth rates and price-to-book ratios.

Enhanced Large-Cap Value Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the Russell 1000® Value Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index. The Russell 1000® Value Index represents securities within the Russell 1000® Index that have lower relative growth rates and price-to-book values.

Growth & Income Fund

Seeks a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities. Under normal circumstances, the Fund invests primarily in (1) income-producing equity securities or (2) large-cap securities. The Fund’s benchmark index is the Standard & Poor’s 500® Index.

Large-Cap Growth Fund

Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities. Under normal circumstances, the Fund invests primarily in large-cap equity securities that Advisors believes present the opportunity for growth. The Fund’s benchmark index is the Russell 1000® Growth Index.

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Fund	Investment objective, strategies and benchmark
Large-Cap Value Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of large domestic companies that Advisors believes appear undervalued by the market based on an evaluation of their potential worth. The Fund’s benchmark index is the Russell 1000® Value Index.

Small-Cap Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of smaller domestic companies across a wide range of sectors, growth rates and valuations that appear to have favorable prospects for significant long-term capital appreciation. The Fund’s benchmark index is the Russell 2000® Index, which represents the largest 2,000 U.S. equities in market capitalization following the top 1,000 U.S. equities in market capitalization.

Small/Mid-Cap Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in small-cap and mid-cap equity securities. The Fund invests primarily in equity securities of small- to mid-sized companies across a wide range of sectors, growth rates and valuations. A small-cap or mid-cap equity security is a security within the capitalization range of the companies included in the Fund’s benchmark index, the Russell 2500® Index, at the time of purchase.

Emerging Markets Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments. Under normal circumstances, the Fund invests primarily in equity securities of emerging market issuers or in instruments with economic characteristics similar to emerging market equity securities. The Fund’s benchmark index is the MSCI Emerging Markets® Index.

Enhanced International Equity Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the MSCI EAFE® Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index.

International Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund invests primarily in equity securities of foreign issuers, with sector and country exposure regularly managed against the Fund’s benchmark index, MSCI EAFE® Index.

International Opportunities Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund invests primarily in equity securities of foreign issuers in developed and emerging markets located around the world but outside the United States. While the Fund is actively managed by selecting individual stocks, sector and country exposure are regularly reviewed against the Fund’s benchmark index, MSCI ACWI ex USA® Index, to seek to control risk.

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Fund	Investment objective, strategies and benchmark
International Small-Cap Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation. Under normal circumstances, the Fund invests at least 80% of its assets in small-cap equity securities of foreign issuers. The Fund invests primarily in equity securities that Advisors believes to have favorable prospects for long-term capital appreciation. The Fund’s benchmark index is the MSCI ACWI ex USA Small Cap Index.

Emerging Markets Debt Fund

Seeks a favorable long-term total return, through income and capital appreciation, by investing primarily in a portfolio of emerging markets fixed-income investments. Under normal market conditions, the Fund invests at least 80% of its assets in fixed-income securities of emerging market issuers or in instruments with economic characteristics similar to emerging market fixed-income securities. The Fund primarily invests in a broad range of sovereign, quasi-sovereign and corporate fixed-income securities rated B- or better but may also invest in fixed-income securities having a lower credit rating. The Fund’s benchmark index is the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified.

Bond Fund

Seeks a favorable long-term total return through income, primarily from investment-grade fixed-income securities. The Fund’s benchmark index is the Bloomberg Barclays U.S. Aggregate Bond Index, which covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage securities.

Bond Plus Fund

Seeks a favorable long-term total return, primarily through high current income. The Fund’s portfolio is divided into two segments. The first segment, which makes up at least 70% of the Fund’s assets, is invested primarily in a broad-range of investment-grade bonds and fixed-income securities, including, but not limited to, corporate bonds, U.S. Treasury and agency securities and mortgage-backed and asset-backed securities. The second segment, which will not exceed 30% of the Fund’s assets, is invested in fixed-income securities and bonds with special features (such as non-investment-grade securities, emerging market fixed-income securities and convertible and preferred securities) in an effort to improve the Fund’s total return. The Fund’s benchmark index is the Bloomberg Barclays U.S. Aggregate Bond Index.

High-Yield Fund

Seeks high current income and, when consistent with its primary objective, capital appreciation. The Fund invests primarily in lower-rated, higher-yielding fixed-income securities (often called “junk” bonds), such as domestic and foreign corporate bonds, debentures, loan participations and assignments and notes, as well as convertible securities and preferred stocks. The Fund’s benchmark index is the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index, which tracks the performance of debt securities that pay interest in cash, and have a credit rating of BB or B.

Money Market Fund

Seeks high current income consistent with maintaining liquidity and preserving capital. The Fund is a “governmental money market fund,” and invests primarily in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully by cash or U.S. Government securities. Generally, the Fund seeks to maintain a share value of $1.00 per share. The Fund’s peer group average is the iMoneyNet Money Fund AveragesTM—All Government.

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Fund	Investment objective, strategies and benchmark
Short-Term Bond Fund

Seeks high current income by investing primarily in U.S. Treasury and agency securities and corporate bonds with maturities of less than 5 years. The Fund’s benchmark index is the Bloomberg Barclays U.S 1–3 Year Government/Credit Bond Index.

Inflation-Linked Bond Fund

Seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds. Under normal circumstances, the Fund invests primarily in fixed-income securities whose returns are designed to track a specified inflation index, the CPI-U, over the life of the security. Typically, the Fund invests in U.S. Treasury Inflation-Indexed Securities. The Fund’s benchmark index is the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index, which measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the CPI-U.

International Bond Fund

Seeks a favorable long-term total return. Under normal market conditions, the Fund invests at least 80% of its assets in fixed-income investments of foreign issuers and derivative instruments, including those used to manage currency risk. The Fund primarily invests in a broad range of investment-grade sovereign, quasi-sovereign and corporate fixed-income investments. The Fund may also invest in other fixed-income securities, including those of non-investment-grade quality. Under normal market conditions, the Fund will seek to hedge to the U.S. dollar approximately 80% of the Fund’s total exposure to investments denominated in currencies other than the U.S. dollar (on a net assets basis). Such hedging is intended to manage the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar. The Fund may invest in fixed-income securities of any maturity or duration. The Fund’s benchmark index is the Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged).

Real Property Fund LP

Seeks a favorable long term total return by primarily investing in a diversified portfolio of U.S. commercial core real estate assets well located in select targeted cities. The Fund’s principal strategy is to follow a “core” investment style which focuses on direct ownership interests in institutional-quality commercial real estate (primarily office, industrial, retail and multi-family properties), generating returns primarily from rental income and secondarily from asset appreciation. The Fund is targeted to hold between 95% and 98% of its net assets in such direct ownership interests at any time. The Fund’s benchmark is the NCREIF Property Index–Open End Funds. The Fund is a private fund, which is not available for investment by the general public; it is offered exclusively to the TIAA-CREF Lifecycle Funds.

Additional information on investment risks of the Funds and Underlying Funds

The assets of each of the Funds are normally allocated among Underlying Funds investing primarily in equity securities, Underlying Funds investing primarily in fixed-income securities and Underlying Funds investing primarily in direct real estate, but the Funds may also directly invest in securities or other financial instruments. Each Fund is subject to asset allocation risk, underlying funds risk, which includes the risks of equity securities, fixed-income securities, direct real

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estate and other investments in proportion to the allocation of Fund assets among the Underlying Funds, active management risk and fund of funds risk. To the extent a Fund directly invests in securities or other investments, it would be exposed to the risks associated with investing in such instruments. Because the Funds and certain Underlying Funds may use derivatives to a limited degree, the Funds may directly or indirectly have limited exposure to the risks of derivatives. Each of these risks, alone or in combination with other risks, has the potential to impact Fund performance.

Principal risks of the Funds

Asset allocation risk

The Funds may not achieve their target allocations and the selection of market sectors and Underlying Funds and the allocations among them may result in a Fund underperforming other similar funds or cause an investor to lose money. Although the allocation decisions of Advisors are intended to result in each Fund meeting its investment objective, Underlying Fund and asset class performance may differ in the future from the historical performance and assumptions upon which Advisors’ decisions are based, which could cause a Fund to not meet its investment objective. A Fund will generally rebalance its allocations among the Underlying Funds by using cash flows where possible. If cash flows are not sufficient to reestablish the current target allocations for a Fund, the Fund will generally rebalance by buying and selling Underlying Fund shares. Periodic rebalancing of a Fund’s allocations can sometimes cause the Fund and the Underlying Funds to incur transactional expenses. These expenses can adversely affect performance of the Funds and the Underlying Funds.

Underlying Funds risk

Each Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund. The Underlying Funds are exposed to the risks of investing in equity and/or fixed-income securities and other investments in accordance with their investment strategies. The risks associated with investing in equity securities and fixed-income securities and other investments not already described in the above are described in the “Equity securities risks” and “Fixed-income securities risks” sections below.

Equity securities risks

Each Fund may gain exposure, depending on where it is on the investment glidepath, to equity securities directly or through certain Underlying Funds. In general, the value of equity securities fluctuates in response to the fortune of individual companies and in response to general market and economic conditions. The value of a Fund may increase or decrease as a result of its exposure to equity securities. More specifically, each Fund, directly or through one or more Underlying Funds, is typically subject to the following principal

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investment risks (in the following risk descriptions “Fund” may refer to the Fund, an Underlying Fund, or both):

• Foreign Investment Risk—Foreign investments, which may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) economic sanctions or other measures by the U.S. or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and custodial and transaction costs are often higher for foreign investments, and it may be more difficult to use foreign laws and courts to enforce financial or legal obligations.

The risks described above often increase in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, prices of issuers in emerging market countries may be volatile and difficult to determine. In addition, foreign investors such as the Funds are subject to a variety of special restrictions in many such countries.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

• Market Risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets such as significant changes in interest and inflation rates and the availability of credit. Accordingly, the value of the equity investments that the Funds hold may decline over short or extended periods of time. Any investment is subject to the risk that the financial markets as a whole may decline in value, thereby depressing the investment’s price. Equity markets, for example, tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect

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local economic and financial conditions and, therefore, trends often vary from country to country and region to region. During periods of unusual volatility or turmoil in the financial markets, a Fund may undergo an extended period of decline.

Fixed-income securities risks

Each Fund may gain exposure, depending on where it is on the investment glidepath, to fixed-income securities directly or through certain Underlying Funds that invest primarily in fixed-income securities (the “Fixed-Income Underlying Funds”). Each Fund, directly or through its investments in one or more Fixed-Income Underlying Funds, is typically subject to the following principal investment risks related to fixed-income securities (in the following risk descriptions “Fund” may refer to the Fund, a Fixed-Income Underlying Fund, or both):

• Call Risk—The risk that an issuer will redeem a fixed-income investment prior to maturity. This often happens when prevailing interest rates are lower than the rate specified for the fixed-income investment. If a fixed-income investment is called early, a Fund may not be able to benefit fully from the increase in value that other fixed-income investments experience when interest rates decline. Additionally, a Fund would likely have to reinvest the payoff proceeds at current yields, which are likely to be lower than the fixed-income investment in which the Fund originally invested, resulting in a decline in income.

• Credit Risk (a type of Issuer Risk)—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments when due. Credit risk relates to the possibility that the issuer could default on its obligations, thereby causing a Fund to lose its investment. Credit risk is heightened in times of market turmoil when perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers and/or governments may deteriorate rapidly with little or no warning. Credit risk is also heightened in the case of investments in lower-rated, high-yield fixed-income securities because their issuers are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade securities, issuers of lower-rated, high-yield fixed-income investments are more likely to encounter financial difficulties and to be materially affected by such difficulties. High-yield securities may also be relatively more illiquid; therefore, they may be more difficult to purchase or sell than more highly rated securities.

• Extension Risk—The risk that, during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates, resulting in less income than potentially available. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the

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duration of a security backed by home mortgages can lengthen depending on homeowner prepayment activity. A decline in the prepayment rate and the resulting increase in duration of fixed-income securities held by a Fund can result in losses to investors in the Fund.

• Income Volatility Risk—Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of fixed-income securities. The risk of income volatility is that the level of current income from a portfolio of fixed-income securities may decline in certain interest rate environments.

• Interest Rate Risk (a type of Market Risk)—The risk that the value or yield of fixed-income investments may decline if interest rates change. In general, when prevailing interest rates decline, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to increase while yields on similar newly issued fixed-income investments tend to decrease, which could adversely affect a Fund’s income. Conversely, when prevailing interest rates increase, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to decline while yields on similar newly issued fixed-income investments tend to increase. If a fixed-income investment pays a floating or variable rate of interest, changes in prevailing interest rates may increase or decrease the investment’s yield. Fixed-income investments with longer durations tend to be more sensitive to interest rate changes than shorter-term investments. Interest rate risk is generally heightened during periods when prevailing interest rates are low or negative. During periods of very low or negative interest rates, a Fund may not be able to maintain positive returns. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). The Funds currently face a heightened level of interest rate risk, especially as the Federal Reserve Board has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

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Direct real estate risks

Each Fund may gain exposure to direct real estate through certain Underlying Funds. Each Fund, through its investments in one or more Underlying Funds, is typically subject to the following investment risks related to direct real estate described below:

• Real-Estate Related Investment Risk—Each Fund may gain exposure to direct real estate through direct or indirect investment in one or more limited partnerships and/or real estate investment trusts (“REIT”) that are managed by Advisors or its affiliate (each, a “Direct Real Estate Underlying Fund”). The Funds have obtained exemptive relief from the SEC which permits investment in affiliated Direct Real Estate Underlying Funds. To the extent a Fund invests in a Direct Real Estate Underlying Fund, the Fund would be exposed to the risks of such Direct Real Estate Underlying Fund in direct proportion to the amount of assets the Fund allocates to such Direct Real Estate Underlying Fund. More specifically, each Fund, through its investment in one or more Direct Real Estate Underlying Funds, would be subject to the risks associated with the ownership of real estate including, among others, declines in the value of real estate, negative changes in the climate for real estate, risks related to local, regional, national and global economic conditions, overbuilding and increased competition, decreases in property revenues, increases in prevailing interest rates, property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values or the appeal of properties to tenants, leveraging of interests in real estate, uninsured losses at properties due to terrorism, natural disasters or acts of violence, and costs resulting from the cleanup of environmental problems.
 The Direct Real Estate Underlying Funds are not registered as investment companies under the 1940 Act. As a result, in addition to the risks associated with a Direct Real Estate Underlying Fund’s portfolio holdings, the Funds would also be subject to risks related to investment in private investment funds including, but not limited to, the absence of regulatory oversight and a secondary market for Direct Real Estate Underlying Fund shares or interests, restrictions on the transfer or sale of Direct Real Estate Underlying Fund shares or interests by the Fund, and the absence of protections typically afforded to investors when purchasing securities registered under the Securities Act of 1933 or any state or other U.S. or non-U.S. securities laws. When a Fund invests in a Direct Real Estate Underlying Fund, it bears a proportionate share of the fees and expenses borne by the Direct Real Estate Underlying Fund in which it invests.

Active management risk

The risk that the performance of the Funds or the Underlying Funds that are actively managed, in whole or in part, reflects in part the ability of the portfolio manager(s) to make active, qualitative investment decisions that are suited to

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achieving the Funds’ or Underlying Funds’ investment objectives. As a result of investment selection or trade execution, a Fund or an Underlying Fund could underperform its respective benchmarks or other mutual funds with similar investment objectives.

Fund of funds risk

The ability of a Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds in which it invests to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

Additional Risks of the Funds

In addition to the Funds’ principal risks noted above, below are some non-principal risks to which the Funds may have exposure depending upon their particular allocation to the various Underlying Funds (in the following risks descriptions “Fund” may refer to a Fund, an Underlying Fund or both):

• Counterparty and Third Party Risk—Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction. If a counterparty defaults, a Fund may have contractual remedies but the Fund may be unable to enforce them due to the application of bankruptcy, insolvency and other laws affecting the rights of creditors. Counterparty risk is still present even if a counterparty’s obligations are secured by collateral because, for example, a Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. A Fund is also subject to counterparty risk to the extent it executes a significant portion of its securities or derivatives transactions through a single broker, dealer, or futures commission merchant.

• Currency Management Strategies Risk—Currency management strategies, including forward currency contracts, may substantially change a Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as Advisors expects. In addition, currency management strategies, to the extent that such strategies reduce a Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. There is no assurance that Advisors’ use of currency management strategies will benefit a Fund or that they will be, or can be, used at appropriate times. Furthermore, there may not be a perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency markets are generally less regulated than securities markets. Derivatives transactions, especially forward currency contracts and currency-related futures contracts and swap agreements, may

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involve significant amounts of currency management strategies risk. A Fund’s ability to use derivative instruments to manage currency exposure may also be altered or constrained by pending SEC regulations, if such regulations are adopted as proposed.

• Currency Risk—The risk of a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that foreign currency. The overall impact on a Fund’s holdings can be significant and long lasting depending on the currencies represented in the portfolio, how each currency appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Foreign currency exchange rates may fluctuate significantly over short periods of time, particularly with respect to emerging markets currencies. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or by currency controls or political developments.

• Current Income Risk—The risk that the income a Fund receives may fall as a result of a decline in interest rates.

• Downgrade Risk—The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as a Fund are subject to a variety of special restrictions in many emerging market countries. The risks outlined above are often more pronounced in “frontier markets” in which a Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors may make investing in frontier market countries significantly riskier than investing in other countries.

• Enhanced Index Risk—Certain Funds that are enhanced index funds may underperform their benchmark indices. Unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an enhanced index fund to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. In addition, seeking enhanced results relative to an index may cause an enhanced index fund to actually underperform its respective index.

• Fixed-Income Foreign Investment Risk—Foreign investments, which may include fixed-income securities of foreign issuers, or securities or contracts

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payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited financial information about the foreign debt issuer or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) economic sanctions or other measures by the United States or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest on its debt obligations to investors outside the country. It may also be difficult to use foreign laws and courts to force a foreign issuer to make principal and interest payments on its debt obligations. In addition, the cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates.

The risks described above often increase in countries with emerging markets. For example, the ability of a foreign sovereign issuer, especially in an emerging market country, to make timely and ultimate payments on its debt obligations may be strongly influenced by the issuer’s balance of payments, including export performance, its access to international credit and investments, fluctuations of interest rates and the extent of its foreign reserves. If a deterioration occurs in the foreign country’s balance of payments, it could impose temporary restrictions on foreign capital remittances. In addition, there is a risk of restructuring certain foreign debt obligations that could reduce and reschedule interest and principal payments.

• Floating and Variable Rate Securities Risk—Floating and variable rate securities provide for adjustment in the interest rate paid on the obligations. The terms of such obligations typically provide that interest rates are adjusted based upon an interest or market rate adjustment as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as based on a change in the prime rate. Because of the interest rate adjustment feature, floating and variable rate securities provide an investor with a certain degree of protection against rises in interest rates, although the investor will participate in any declines in interest rates as well. Generally, changes in interest rates will have a smaller effect on the market value of floating and variable rate securities than on the market value of comparable fixed-income obligations. Thus, investing in floating and variable rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities. Floating and variable rate

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securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on a Fund’s ability to sell the securities at any given time. Such securities also may lose value.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame. Illiquid investments are those that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment. A Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investment at an advantageous time or price, which could prevent the Fund from taking advantage of other investment opportunities. There is also a risk that unusually high redemption requests, including redemption requests from certain large shareholders (such as institutional investors) or asset allocation changes, may make it difficult for a Fund to sell investments in sufficient time to allow it to meet redemptions or require a Fund to sell illiquid investments at reduced prices or under unfavorable conditions. In October 2016, the SEC adopted new regulations that may limit a Fund’s ability to invest in illiquid and less liquid investments, which may adversely affect a Fund’s performance and ability to achieve its investment objective when the regulations take effect in December 2018. Illiquid investments may trade less frequently, in lower quantities and/or at a discount as compared to more liquid investments, which may cause a Fund to receive distressed prices and incur higher transaction costs when selling such investments. Securities that are liquid at the time of purchase may subsequently become illiquid due to events such as adverse developments for an issuer, industry-specific developments, market events, rising interest rates, changing economic conditions or investor perceptions and geopolitical risk.

• Large-Cap Risk—The risk that, by focusing on securities of larger companies, a Fund may have fewer opportunities to identify securities that the market misprices and that these companies may grow more slowly than the economy as a whole or not at all. Also, larger companies may fall out of favor with the investing public as a result of market, political and economic conditions, including for reasons unrelated to their businesses or economic fundamentals.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—Trading activity in fixed-income investments in which a Fund invests may be dramatically reduced or cease at any time, whether due to general market turmoil, limited dealer capacity, problems experienced by a single company or a market sector or other factors. In such cases, it may be difficult for a Fund to properly value assets represented by such investments. In addition, a Fund may not be able to purchase or sell a security at a price deemed to be attractive, if at all, which may inhibit a Fund from pursuing its investment strategies or negatively impact the values of portfolio holdings.

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Further, an increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed-income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values of portfolio holdings and increase the Fund’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed-income markets. Certain fixed-income investments with longer durations or maturities may face heightened levels of liquidity risk.

• Mid-Cap Risk—Securities of medium-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, medium-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of medium-sized companies that a Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of medium-sized companies may be greater than those of more widely traded securities.

• Mortgage Roll Risk—The risk that Advisors will not correctly predict mortgage prepayments and interest rates, which will diminish the investment performance of a Fund compared with what such performance would have been without the use of the strategy.

• Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile than more highly rated securities. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

• Portfolio Turnover Risk—In pursuing its investment objectives, a Fund may engage in trading that results in a high portfolio turnover rate, which may vary greatly from year to year, as well as within a given year. A higher portfolio turnover rate may result in correspondingly greater transactional expenses that are borne by a Fund. Such expenses may include bid-ask spreads, dealer mark-ups, and other transactional costs on the sale of securities and reinvestment in other securities, and may result in the realization of taxable capital gains (including short-term gains, which are generally taxed to shareholders as ordinary income). These costs, which are

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not reflected in annual fund operating expenses or in the example thereunder, may affect a Fund’s performance.

• Prepayment Risk—The risk that, during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing a Fund to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in income. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can shorten depending on homeowner prepayment activity. A rise in the prepayment rate and the resulting decline in duration of fixed-income securities held by a Fund can result in losses to investors in the Fund.

• Quantitative Analysis Risk—The risk that securities selected for Funds that are actively managed, in whole or in part, according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Because such models are based on assumptions of these and other market factors, the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio.

• Senior Loan Risk—Many senior loans are rated lower than investment grade, or considered to be of comparable credit risk, so they present credit risk comparable to high-yield securities. While backed by collateral, the value of the collateral may not equal a Fund’s investment and may be hard to sell, so the liquidation of the collateral may not satisfy the borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal. Senior loans also expose a Fund to call risk and illiquid investments risk. There is no organized exchange or board of trade on which loans are traded; rather, they trade in an unregulated inter-dealer or inter-bank resale market, so the secondary market for senior loans can be limited. Trades can be infrequent and the values for senior loans may experience volatility. In some cases, negotiations for the sale or settlement of senior loans may require weeks to complete, which may impair a Fund’s ability to raise cash to satisfy redemptions, pay dividends, pay expenses or take advantage of other investment opportunities in a timely manner. If an issuer of a senior loan prepays or redeems the loan prior to maturity, a Fund will have to reinvest the proceeds in other senior loans or instruments that may pay lower interest rates.

• Small-Cap Risk—Securities of small-sized companies may experience greater fluctuations in price than the securities of larger companies. The securities of small-sized companies are often less liquid than those of larger, more established companies. The number of small-sized companies whose securities are listed on securities exchanges has been declining while investor demand for the securities of such issuers has been increasing, in

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each case relative to historical trends, which may increase a Fund’s exposure to illiquid investments risk. As a result, a Fund’s investments in the securities of small-sized companies may be difficult to purchase or sell at an advantageous time or price, which could prevent the Fund from taking advantage of investment opportunities. From time to time, small-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of small-sized companies that a Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of small-sized companies may be greater than those of more widely traded securities.

• Sovereign Debt Risk—The risk that the issuer of non-U.S. sovereign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of foreign debt or foreign currency exchange rates, among other possible reasons. To the extent the issuer or controlling governmental authority is unable or unwilling to repay principal or interest when due, a Fund may have limited recourse to compel payment in the event of default.

• Special Risks for Inflation-Indexed Bonds—The risk that market values of inflation-indexed investments held by the Fund may be adversely affected by a number of factors, including changes in the market’s inflation expectations, changes in real rates of interest or declines in inflation (or deflation). There is a risk that interest payments in inflation-indexed investments may fall because of a decline in inflation (or deflation). In addition, the CPI-U may not accurately reflect the true rate of inflation. If the market perceives that any of these events have occurred, then the market value of those investments could be adversely affected.

• Special Situation Risk—Stocks of companies involved in acquisitions, consolidations, tender offers or exchanges, takeovers, reorganizations, mergers and other special situations can involve more risk than ordinary securities due to the high degree of uncertainty associated with such events. If the anticipated benefits of such developments do not ultimately materialize, the value of a special situation company may decline. As a result, the prices of securities of these companies can be more volatile than the prices of securities of similar companies, resulting in permanent loss of capital. Also, transactions may take longer than originally anticipated, resulting in lower annualized returns than contemplated at the time of investment. The following types of companies, for example, are more likely to experience special situations: smaller companies, emerging growth

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companies, and early development stage companies. Also, companies with any of the following characteristics are more likely to experience special situations: participating in an initial public offering, operating at a loss, or having little or no revenue history.

• Style Risk—A Fund that uses either a growth investing or a value investing style entails the risk that equity securities representing either style may be out of favor in the marketplace for various periods of time, and result in underperformance relative to the broader market sector or significant declines in the Fund’s portfolio value.

• Risks of Growth Investing—Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For example, the price of a growth stock may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock. Because the value of growth companies is often a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.

• Risks of Value Investing—Securities believed to be undervalued are subject to the risks that: (1) the issuer’s potential business prospects are not realized; (2) their potential values are never recognized by the market; and (3) due to unanticipated or unforeseen problems associated with the issuer or industry, they were appropriately priced when acquired and therefore do not perform as anticipated.

• U.S. Government Securities Risk—U.S. Treasury obligations and some obligations of U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Government. Other U.S. Government agencies or instrumentalities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if not required to do so by law, and such agencies or instrumentalities may not have the funds to meet their payment obligations in the future. Therefore, securities issued by U.S. Government agencies or instrumentalities that are not backed by the full faith and credit of the U.S. Government may involve increased risk of loss of principal and interest. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

To the extent a Fund invests significantly in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the securities of the U.S. Government or its agencies or instrumentalities in which the Fund invests may have a significant impact on the Fund’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one U.S. Government agency or

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instrumentality may adversely affect the market prices of securities issued or guaranteed by other agencies or instrumentalities.

In addition to the investment risks set forth above, there are other risks associated with investing in the Funds and their investments that are discussed elsewhere in the Funds’ Prospectus and in the Funds’ SAI. There can be no assurances that a Fund will achieve its investment objective. You should not consider any Fund to be a complete investment program.

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Additional information on investment strategies and risks of the Funds and Underlying Funds

The Equity Funds

The Underlying Funds of the Trust that invest primarily in equity securities—the Growth & Income Fund, the Enhanced Large-Cap Growth Index Fund, the Enhanced Large-Cap Value Index Fund, the Large-Cap Growth Fund, the Large-Cap Value Fund, the Small-Cap Equity Fund, the Small/Mid-Cap Equity Fund, the International Equity Fund, the Enhanced International Equity Index Fund, the Emerging Markets Equity Fund, the International Opportunities Fund and the International Small-Cap Equity Fund (collectively, the “Equity Funds”)—may also invest in short-term debt securities of the same type as those held by the TIAA-CREF Money Market Fund and other kinds of short-term instruments. These short-term investments help the Equity Funds maintain liquidity, use cash balances effectively, and take advantage of attractive investment opportunities. The Equity Funds also may invest up to 20% of their assets in fixed-income securities. The Equity Funds may invest in fixed-income investments to obtain current income, to use cash balances effectively and in circumstances when Advisors determines that the risk of loss from equity securities outweighs the potential for capital gains or higher income. For a general discussion of fixed-income investments, see “Investment policies—Debt instruments generally” in the Funds’ SAI. The Equity Funds may also manage cash by investing in money market funds or other short-term investment company securities.

Each Fund and/or Equity Fund may write (sell) call options, including covered call options, and purchase put options, to try to enhance income, reduce portfolio volatility and protect gains in its portfolio. Such options may include put and call options on securities of the types in which a Fund or an Equity Fund may invest and on securities indices composed of such securities. In writing (selling) call options, a Fund or an Equity Fund may give up the opportunity to profit on a security if the market price of the security rises and the option is exercised and, conversely, the premiums received from call options sold may not reduce the extent of a Fund’s or an Equity Fund’s losses during periods of market decline. In purchasing call and put options, a Fund or an Equity Fund may purchase a call or put option that expires with no value due to the market price of the security remaining below or above, as applicable, the strike price of the option. In such an event, a Fund or an Equity Fund would lose the value of the premium paid for the call or put option but would also receive no economic benefit from the purchase or sale, as applicable, of the security. The Funds and the Equity Funds can also write (sell) put options. In writing put options, a Fund or an Equity Fund may experience losses on a security if the market price of the security declines and the option is exercised and, conversely, the premiums received from the put options sold may not reduce the extent of a Fund’s or an Equity Fund’s losses during periods of market decline.

In addition, each Fund and/or Equity Fund may buy and sell futures contracts on securities indices composed of securities of the types in which it may invest,

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and put and call options on such futures contracts. Each Fund and/or Equity Fund may use such futures contracts and options on futures contracts for hedging or cash management purposes, or to seek increased total return. Futures contracts permit a Fund and/or an Underlying Fund to gain exposure to groups of securities and thereby have the potential to earn returns that are similar to those that would be earned by direct investments in those securities or instruments.

Where appropriate futures contracts do not exist, or if Advisors deems advisable for other reasons, a Fund and/or an Equity Fund may invest in investment company securities, such as exchange-traded funds (“ETFs”). A Fund and/or an Equity Fund may also invest in ETFs as well as exchange-traded notes (“ETNs”) for cash management purposes or other purposes, including to gain exposure to certain sectors or securities that are represented by ownership in ETFs. ETFs and ETNs will be subject to the risks associated with the types of asset classes, securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk. When an Equity Fund or a Fund invests in ETFs, ETNs or other Underlying Funds that are not offered by the Trust (“Unaffiliated Underlying Funds”), it will bear a proportionate share of expenses charged by the investment company in which the Equity Fund or the Fund invests. An ETF may trade at a premium or discount to NAV. In seeking to manage currency exposure, the Funds and/or the Equity Funds may also enter into forward currency contracts and currency swaps and may buy or sell put and call options and futures contracts on foreign currencies.

The Funds and the Equity Funds can also invest in derivatives and other similar financial instruments, such as equity swaps (including contracts for difference, an arrangement where the return is linked to the price movement of an underlying security or a stock market index) and equity-linked fixed-income securities, so long as these derivatives and financial instruments are consistent with a particular Fund’s investment objective, restrictions and policies and current regulations.

The Fixed-Income Funds

The Underlying Funds of the Trust that invest primarily in fixed-income securities—the Bond Fund, the Bond Plus Fund, the Inflation-Linked Bond, the High-Yield Fund, the Short-Term Bond Fund, the Emerging Markets Debt Fund and the International Bond Fund (collectively, the “Fixed-Income Funds”)—may make certain other investments, but not as principal strategies. For example, the Fixed-Income Funds may invest in interest-only and principal-only mortgage-backed securities. These instruments have unique characteristics and are more sensitive to prepayment risk and extension risk than traditional mortgage-backed securities. Similarly, the Fixed-Income Funds may also buy and sell put and call options, futures contracts, and options on futures. The Fixed-Income Funds intend to use options and futures primarily as a hedging technique or for cash

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management as well as risk management. In seeking to manage currency risk, the Fixed-Income Funds can also enter into forward currency contracts, and buy or sell options and futures on foreign currencies, or enter into foreign currency contracts. The Fixed-Income Funds can also buy and sell swaps and options on swaps, so long as these are consistent with each Fixed-Income Fund’s investment objective, restrictions and policies, as well as current regulations.

Derivatives risks

The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments to which the derivatives relate. Derivatives such as swaps are subject to risks such as liquidity risk, interest rate risk, market risk, and credit risk. These derivatives involve the risk of mispricing or improper valuation and the risk that the prices of certain options, futures, swaps (including credit default swaps), forwards and other types of derivative instruments, and their prices, may not correlate perfectly with the prices or performance of the underlying security, currency, rate, index or other asset. Certain derivatives present the risk of default by the other party to the contract, and some derivatives are, or may suddenly become, illiquid. Some of these risks exist for futures and options which may trade on established markets. Unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance of a Fund than if it had not entered into derivatives transactions. The potential for loss as a result of investing in derivatives, and the speed at which such losses can be realized, can be greater than investing directly in the underlying security or other instrument. Derivative investments can create leverage by magnifying investment losses or gains, and the Fund and the Underlying Fund could lose more than the amount invested. Investment returns could depend primarily upon the performance of securities that the Fund or the Underlying Fund does not own. Changes in regulation relating to a mutual fund’s use of derivatives could potentially limit or impact an Underlying Fund’s or a Fund’s ability to invest in derivatives and adversely affect the value or performance of derivatives, the Underlying Funds and the Fund.

Investments for temporary defensive purposes

Each Fund, as well as each Underlying Fund, may, for temporary defensive purposes, invest all of its assets in cash and money market instruments, including, for the Funds, the Money Market Fund. In doing so, the Fund and the Underlying Fund may be successful in reducing market losses but may otherwise fail to achieve their respective investment objectives. Cash assets are generally not income-generating and would impact a Fund’s performance.

Portfolio holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the Funds’ SAI.

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Portfolio turnover

While each Fund will normally seek to invest in Underlying Funds for the long term, it may frequently rebalance those holdings with the goal of staying close to its projected target allocations. Therefore, a Fund may sell shares of Underlying Funds regardless of how long they have been held. Although a Fund bears no brokerage commissions when it buys or sells shares of Underlying Funds of the Trust or other affiliated Underlying Funds, it may bear transaction costs, including brokerage commissions, when it transacts in shares of Unaffiliated Underlying Funds. A “high portfolio turnover rate” for a Fund with respect to its holdings of Unaffiliated Underlying Funds generally will result in greater transaction costs, including brokerage commissions or bid-ask spreads, borne by the Funds and, ultimately, by shareholders. The portfolio turnover rates of the Funds during recent fiscal periods are provided in the Financial highlights. The Funds are not subject to a specific limitation on portfolio turnover and are generally not managed to minimize tax burdens of shareholders.

An Underlying Fund that engages in active and frequent trading of portfolio securities will have a correspondingly higher portfolio turnover rate. A high portfolio turnover rate for an Underlying Fund generally will result in greater transaction costs, including brokerage commissions or bid-ask spreads, borne by the Underlying Fund and, ultimately, by Fund shareholders. Also, Underlying Funds with high turnover rates may be more likely to generate capital gains that must be distributed to the Funds, and ultimately to Fund shareholders, as taxable income. None of the Underlying Funds of the Trust is subject to a specific limitation on portfolio turnover, and securities of each Underlying Fund may be sold at any time such sale is deemed advisable for investment or operational reasons.

Share classes

Each Fund may offer Institutional Class, Advisor Class, Premier Class and Retirement Class shares in this Prospectus. The Lifecycle Retirement Income Fund also offers Retail Class shares. Each Fund’s investments are held by the Fund as a whole, not by a particular share class, so an investor’s money will be invested the same way no matter which class of shares is held. However, there are differences among the fees and expenses associated with each class and not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Please contact us if you have questions or would like assistance in determining which class is right for you.

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Management of the Funds

The Funds’ investment adviser

Advisors manages the assets of the Trust, under the supervision of the Board of Trustees. Advisors is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. Advisors is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. Advisors also manages the investments of TIAA Separate Account VA-1 and TIAA-CREF Life Funds. Through an affiliated investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”), certain personnel of Advisors also manage the investment accounts of CREF. As of June 30, 2017, Advisors and TCIM together had approximately $346 billion of registered investment company assets under management. Advisors is located at 730 Third Avenue, New York, NY 10017-3206.

TIAA entities sponsor an array of financial products for retirement and other investment goals. For some of these products, for example, the investment accounts of CREF, TIAA or its subsidiaries perform services “at-cost.” The Funds offered in the Prospectus, however, pay the management fees and other expenses that are described in the tables of fees and expenses in this Prospectus. The management fees paid by the Funds to Advisors are intended to compensate Advisors for its services to the Funds and are not limited to the reimbursement of Advisors’ costs. Thus, under this arrangement, Advisors can earn a profit or incur a loss on the services which it renders to the Funds. The Funds also pay Advisors for certain administrative services that Advisors provides to the Funds on an at-cost basis.

Advisors manages the assets of the Funds pursuant to an investment management agreement with the Trust (the “Management Agreement”). Advisors’ duties under the Management Agreement include, among other things, providing the Funds with investment research, advice and supervision; furnishing an investment program for the Funds; determining which securities or other investments to purchase, sell or exchange; and providing or obtaining any other necessary services to manage, acquire or dispose of securities, cash or other investments. Advisors also supervises and acts as liaison among the various service providers to the Funds, such as the custodian and transfer agent.

Investment management fees

Prior to October 1, 2018, the Funds invested in Institutional Class shares of the Underlying Funds of the Trust. As part of a shift to investing in Class W shares, the Funds have agreed, pursuant to certain contractual arrangements discussed further below, to incur directly their pro rata portion of the investment management fees and certain other expenses (net of other

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waivers/reimbursements) allocable to Class W shares of the Underlying Funds of the Trust in which the Funds invest. These fees and expenses are therefore reflected as part of a Fund’s “Management fees” and “Other expenses,” respectively, in the “Fees and expenses” section of each Fund in this Prospectus instead of being presented as “Acquired Fund fees and expenses.” Prior to October 1, 2018, the fees and expenses of the Institutional Class shares of the Underlying Funds of the Trust in which the Funds invested were not incurred directly by the Funds, and were instead reflected as a Fund’s “Acquired Fund fees and expenses” in the “Fees and expenses” section of each Fund in this Prospectus.

Under the terms of the Management Agreement, Advisors is entitled to a fee that, effective October 1, 2018, is made up of two components, which are added together to create the total investment management fee. The first component, the Asset Allocation Fee Rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds Fee Rate, is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management fee rate, as determined pursuant to its investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (other than the Class W investment management fee waiver and/or reimbursement arrangement discussed below), in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the average daily net assets of the Fund. Prior to October 1, 2018, each Fund’s management fee was made up of only the Asset Allocation Fee Rate. Advisors has contractually agreed to waive in full the Asset Allocation Fee Rate component of the management fee on each Fund. This waiver will remain in effect until September 30, 2021 unless changed with approval of the Board of Trustees. Due to waivers that were in place prior to October 1, 2018, Advisors received no management fees from the Lifecycle Funds during the fiscal periods ended May 31, 2016, May 31, 2017 and May 31, 2018.

Advisors also receives management fees as the investment adviser to TIAA-CREF Real Property Fund LP, and is entitled to receive management fees as the investment adviser to the Underlying Funds of the Trust. However, for the Class W shares of the Underlying Funds of the Trust, Advisors has contractually agreed to waive and/or reimburse Class W’s net investment management fees in their entirety so long as such fees are incurred by the Funds directly. Advisors expects this waiver and/or reimbursement arrangment to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees. Each Fund directly bears a pro rata share of the investment management fees incurred by Class W of the Underlying Funds of the Trust in which the Fund invests through the Underlying Funds Fee Rate component of the Fund’s management fees, as discussed above, and such fees are reflected as part of “Management fees” in the “Fees and expenses” section of each Fund in this Prospectus. The Funds are not incurring any fees or expenses of TIAA-CREF Real Property Fund LP directly,

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and its fees and expenses are reflected as part of “Acquired Fund fees and expenses” in the “Fees and expenses” section of each Fund in this Prospectus.

In addition, Advisors has contractually agreed to reimburse each Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by a Fund) that exceed: (i) 0.25% of average daily net assets for Retail Class shares; (ii) 0.25% of average daily net assets for Retirement Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; (iv) 0.15% of average daily net assets for Advisor Class shares of the Funds; and (v) 0.00% of average daily net assets for Institutional Class shares of the Funds. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees. Each Fund also pays Advisors for certain administrative services Advisors provides to the Funds on an at-cost basis.

A discussion regarding the basis for the Board of Trustees’ most recent approval of each Fund’s Management Agreement will be available in the Funds’ semiannual shareholder report for the fiscal period ending November 30, 2018. A discussion regarding the basis for the Board of Trustees’ approval of each Fund’s prior Management Agreement is available in the Funds’ annual shareholder report for the fiscal year ended May 31, 2018. For a free copy of the Funds’ shareholder report, please call 800-842-2252, visit the Funds’ website at www.tiaa.org or visit the SEC’s website at www.sec.gov.

Portfolio management team

The Funds are managed by a team of managers, whose members are responsible for the day-to-day management of the Funds, with expertise in the area applicable to the Funds’ investments. Certain team members are, for example, principally responsible for selecting appropriate investments for the Funds and others are principally responsible for asset allocation. The following is a list of members of the management team primarily responsible for managing each Fund’s investments, along with their relevant experience. The members of the management team may change from time to time.

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
Lifecycle Funds
John Cunniff, CFA Managing Director	Asset Allocation (allocation strategies)	Advisors, TCIM and other advisory affiliates of TIAA—2006 to Present (quantitative portfolio manager)	2006	1992	2006

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Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
Hans Erickson, CFA Managing Director	Asset Allocation (general oversight)	Advisors, TCIM and other advisory affiliates of TIAA—1996 to Present (oversight and management responsibility for all asset allocation funds; oversight for quantitative equity strategies and equity index funds prior to 2011)	1996	1988	2006

The Funds’ SAI provides additional disclosure about the compensation structure for the Funds’ portfolio managers, the other accounts they manage, total assets in those accounts and potential conflicts of interest, as well as the portfolio managers’ ownership of shares of the Funds they manage.

Other services

Under the terms of the Administrative Services Agreement with the Trust, responsibility for payment of expenses relating to oversight and performance of certain services, including transfer agency, dividend disbursing, accounting, administrative, compliance and shareholder services, is allocated directly either to the Funds or to Advisors.

For Advisors’ provision of such administrative, compliance and other services to the Funds under the Administrative Services Agreement, the Fund pays to Advisors at the end of each calendar month the allocated costs of such services as determined under the TIAA cost allocation methodology then in effect.

Prior to October 1, 2018, the Funds incurred all other expenses of the Underlying Funds of the Trust indirectly as “Acquired Fund fees and expenses” rather than as direct expenses. However, Advisors, in its capacity as administrator to the Funds and the Underlying Funds of the Trust, has contractually agreed to reimburse, for Class W shares of the Underlying Funds of the Trust, Class W’s net other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety so long as the Funds reimburse Advisors for such expenses, as described below. Advisors expects this expense reimbursement arrangement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees. As part of this contractual agreement, each Fund has agreed to reimburse Advisors for the Fund’s pro rata share of the Class W other expenses of the Underlying Funds of the Trust in which the Fund invests that are reimbursed by Advisors pursuant to the agreement. Therefore, effective October, 1, 2018, these expenses are reflected as part of “Other expenses” in the “Fees and expenses” section of each Fund in this Prospectus. Any amounts excluded from Advisors’ reimbursement of the net other expenses allocable to Class W shares of the

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Underlying Funds of the Trust will continue to be incurred indirectly by the Funds and reflected as “Acquired Fund fees and expenses” in the “Fees and expenses” section of each Fund in this Prospectus, as applicable.

For Retirement Class shares of the Funds, the Funds have a separate service agreement with Advisors (the “Retirement Class Service Agreement”) pursuant to which Advisors provides or arranges for the provision of administrative and shareholder services for Retirement Class shares, including services associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Under the Retirement Class Service Agreement, the Retirement Class of each Fund pays a monthly fee to Advisors at an annual rate of up to 0.25% of average daily net assets, which is reflected as part of “Other expenses” in the “Fees and expenses” section of each Fund in this Prospectus. Advisors may rely on affiliated or unaffiliated persons to fulfill its obligations under the Retirement Class Service Agreement.

Distribution and service arrangements

All classes

Teachers Personal Investors Services, Inc. (“TPIS”) distributes each class of Fund shares. TPIS may enter into agreements with other intermediaries, including its affiliated broker-dealers, TIAA-CREF Individual & Institutional Services, LLC (“Services”) and Nuveen Securities, LLC, to offer and sell shares of the Funds. For Premier Class and Retail Class shares, TPIS may utilize some or all of the Rule 12b-1 plan fees it receives from Premier Class and Retail Class shares to pay such other intermediaries for services provided in connection with the sale, promotion and/or servicing of Premier Class and Retail Class shares, respectively.

Additional information about payments to intermediaries appears in the Funds’ SAI.

Other payments by the Funds

Institutional Class

More information about the Funds’ distribution and services arrangements for Institutional Class shares appears in the Funds’ SAI.

Advisor Class

In addition to the fees the Funds pay to their transfer agent, TPIS or Advisors, on behalf of the Advisor Class of the Funds, the Funds may enter into agreements with financial intermediaries pursuant to which the Funds will pay financial intermediaries for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. The Funds have adopted a Shareholder Servicing Plan (“Servicing Plan”) with respect to Advisor Class

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shares that has been approved by the Board of Trustees that outlines the types of services to be provided to the Funds by these financial intermediaries. The Servicing Plan also provides the maximum rates that the Funds may pay such financial intermediaries, which are generally based on: (1) an annual percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary; or (2) a fixed dollar amount for each account serviced by a financial intermediary. The aggregate amount of these payments may be substantial and may vary significantly among intermediaries but will be limited by Advisors’ agreement to reimburse each Fund if total Advisor Class expenses (subject to certain exclusions) exceed certain specified amounts.

Premier Class

The Funds have adopted a distribution plan under Rule 12b-1 with respect to Premier Class shares under which the Funds pay TPIS an annual fee as compensation for TPIS’ or other entities’ services related to the sale, promotion and/or servicing of Premier Class shares.

Under the plan, the Funds pay TPIS at the annual rate of up to 0.15% of average daily net assets attributable to Premier Class shares for distribution and promotion-related activities, as well as shareholder and account maintenance services, and TPIS may pay another entity for providing such services. Advisors, TPIS and their affiliates, at their own expense, may also pay for distribution, promotional and/or shareholder and account maintenance expenses of Premier Class shares. Because Rule 12b-1 plan fees are paid out of Premier Class assets on an ongoing basis, over time they will increase the cost of your investment in the Premier Class.

More information about the Funds’ distribution and services arrangements for Premier Class shares appears in the Funds’ SAI.

Retirement Class

Each Fund has adopted a distribution plan under Rule 12b-1 with respect to Retirement Class shares under which each Fund may pay TPIS an annual fee for TPIS’ or other entities’ services related to the sale and promotion of Retirement Class shares and ongoing servicing and maintenance of accounts of the Funds’ shareholders, including sales and other expenses relating to the servicing efforts.

Under the plan, each Fund may pay TPIS and TPIS may, in turn, pay another entity up to 0.05% of average daily net assets attributable to Retirement Class shares for distribution and promotion-related expenses as well as shareholder services. To the extent Rule 12b-1 plan fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of your investment in the Funds.

The Board of Trustees has not approved the payment of any fees by the Retirement Class of a Fund under the Rule 12b-1 plan. Accordingly, no such fees are currently charged to the Retirement Class of a Fund. Fees pursuant to the Retirement Class Rule 12b-1 plan may only be imposed upon approval of the

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Board of Trustees. Retirement Class shareholders will be notified prior to any imposition of a Rule 12b-1 plan fee.

More information about the Funds’ distribution and services arrangements for Retirement Class shares appears in the Funds’ SAI.

Retail Class

The Retirement Income Fund has adopted a distribution plan under Rule 12b-1 with respect to Retail Class shares under which the Fund pays TPIS an annual fee as compensation for TPIS’ or other entities’ services related to the sale, promotion and/or servicing of Retail Class shares.

Under the plan, the Fund pays TPIS at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares for distribution and promotion-related activities, as well as shareholder and account maintenance services, and TPIS may pay another entity for providing such services. Advisors, TPIS and their affiliates, at their own expense, may also pay for distribution, promotional and shareholder account maintenance expenses of Retail Class shares. Because Rule 12b-1 plan fees are paid out of Retail Class assets on an ongoing basis, over time they will increase the cost of your investment in the Retail Class.

More information about the Fund’s distribution and services arrangements for Retail Class shares appears in the Fund’s SAI.

Other payments by TPIS, Advisors or their affiliates

In addition to the payments from the Funds made to financial intermediaries as previously described, TPIS, Advisors or their affiliates may from time to time make additional payments, out of their own resources, to certain financial intermediaries that sell shares of the TIAA-CREF Funds. These payments are often referred to as “revenue sharing.” These payments may be made in order to promote the sale and retention of Fund shares by intermediaries and their customers. The amounts of these distribution-related revenue sharing payments may vary by financial intermediary and, with respect to a given financial intermediary, are typically calculated by reference to the amount of the financial intermediary’s recent gross sales of TIAA-CREF Fund shares and/or total assets of TIAA-CREF Funds held by the intermediary’s customers. The level of distribution-related revenue sharing payments that TPIS, Advisors or their affiliates are willing to provide to a particular financial intermediary may be affected by, among other factors, the intermediary’s total assets held in and recent net investments into the TIAA-CREF Funds, the intermediary’s level of participation in TIAA-CREF Fund sales and marketing programs, the intermediary’s compensation program for its registered representatives who sell TIAA-CREF Fund shares and provide services to TIAA-CREF Fund shareholders, and the asset class of the TIAA-CREF Funds for which these payments are provided. The SAI contains additional information about these payments. TPIS may also make payments to financial intermediaries in connection with sales meetings, due

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diligence meetings, prospecting seminars and other meetings at which TPIS promotes its products and services. Payments to intermediaries may include payments to certain third-party broker-dealers and financial advisors, including fund supermarkets, to provide access to their fund distribution platforms.

In addition to revenue sharing payments to financial intermediaries related to distribution of the Funds’ shares, Advisors or its affiliates may also make revenue sharing payments out of their own assets to financial intermediaries as compensation for certain recordkeeping, shareholder communications and other account administration services provided to TIAA-CREF Fund shareholders who own their shares through these financial intermediaries’ accounts. These servicing-related revenue sharing payments are in addition to any applicable sub-transfer agency or similar fees paid to these financial intermediaries with respect to these services by the TIAA-CREF Funds out of Fund assets.

The amounts of revenue sharing payments to a financial intermediary could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the Funds to you. The financial intermediary may elevate the prominence or profile of the Funds within the intermediary’s organization by, for example, placing the Funds on a list of preferred or recommended funds and/or granting TPIS, Advisors and/or their affiliates preferential or enhanced opportunities to promote the Funds in various ways within the intermediary’s organization.

Calculating share price

Each Fund determines its net asset value (“NAV”) per share, or share price, on each Business Day. The NAV for each Fund is calculated each Business Day as of the latest close of the regular (or core) trading session of the NYSE, NYSE Arca Equities or NYSE MKT (collectively, the “NYSE Exchanges”) (normally 4:00 p.m. Eastern Time or such earlier time that is the latest close of a regular (or core) trading session of any of the NYSE Exchanges). The Funds do not price their shares on days that are not a Business Day. The NAV per share for each class is determined by dividing the value of the Fund’s assets attributable to such class, less all liabilities attributable to such class, by the total number of shares of the class outstanding. The assets of each Fund consist primarily of shares of Underlying Funds, which are valued at their respective NAVs in the case of mutual funds. The values of any shares of Underlying Funds held by a Fund are based on the market value of the shares. Therefore, the share price of each of the Funds is determined based on the NAV per share or market value per share of each of its Underlying Funds (and the value of any other assets and liabilities of the Funds), subject to the fair value pricing procedures described below.

If a Fund invests in foreign securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the foreign securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or redeem Fund shares. The value of

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the Fund’s investments denominated in foreign currencies is converted to U.S. dollars for purposes of determining the Fund’s NAV.

To value securities and other instruments held by the Underlying Funds (or the Fund, as applicable) of the Trust (other than for the Money Market Fund), such Underlying Funds (or Fund, as applicable) generally use market quotations or values obtained from independent pricing services to value such assets. If market quotations or values from independent pricing services are not readily available or are not considered reliable, the Underlying Funds of the Trust will use a security’s “fair value,” as determined in good faith using procedures approved by the Board of Trustees. Such Underlying Funds also use fair value if events that have a significant effect on the value of an investment (as determined in Advisors’ sole discretion) occur between the time when its price is determined and the time a Fund’s NAV is calculated. For example, a Fund might use a domestic security’s fair value when the exchange on which the security is principally traded closes early or when trading in the security is halted and does not resume before the Fund’s NAV is calculated. Like the Funds, the Underlying Funds of the Trust do not price their shares on dates when the NYSE Exchanges are closed. This remains the case for Underlying Funds of the Trust that invest in foreign securities that are primarily listed on foreign exchanges that trade on days when such Underlying Funds do not price their shares, even though such securities may continue to trade and their values may fluctuate when the NYSE Exchanges are closed. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate the NAV of an Underlying Fund of the Trust. Although the Underlying Funds of the Trust fair value portfolio securities on a security-by-security basis, those that hold foreign portfolio securities may see their portfolio securities fair valued more frequently than other Underlying Funds that do not hold foreign securities.

Fair value pricing of equity securities most commonly occurs with securities that are primarily traded outside of the United States. This may have the effect of decreasing the ability of market timers to engage in “stale price arbitrage,” which takes advantage of the perceived difference in price from a foreign market closing price. For these foreign securities, an Underlying Fund of the Trust uses a fair value pricing service approved by the Board of Trustees. This pricing service employs quantitative models to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE Exchanges. Fair value pricing is subjective in nature and the use of fair value pricing by the Underlying Fund may cause the NAV of the Underlying Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded.

While using a fair value price for foreign securities is intended to decrease the ability of market timers to make money by exchanging into or out of an affected

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Underlying Fund to the detriment of longer-term shareholders, it may reduce some of the certainty in pricing obtained by using actual market close prices.

Fixed-income securities, including money market instruments (other than those held by a money market Underlying Fund of the Trust), are valued using market quotations, independent pricing sources or values derived from a pricing matrix that has various types of the applicable fixed-income instrument along one axis and various maturities along the other. The use of a price derived from a pricing matrix is a method of fair value pricing.

The Fund will use fair value, as determined under its fair value procedures, to the extent that the value of any of its investments, including any Underlying Funds, are unavailable or not considered reliable.

Dividends and distributions

Each Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from investments held by a Fund and capital gains realized from the sale of investments. The Retirement Income Fund plans to pay dividends on a quarterly basis. Each other Fund plans to pay dividends on an annual basis.

Each Fund intends to pay net capital gains, if any, annually. Dividends and capital gains can be paid in cash or reinvested. If you have elected to receive your distributions in cash and the distribution amount is less than $10, then the amount will be automatically reinvested in the Fund and no check will be issued. If the postal service is unable to deliver checks to your address of record, or the distribution check remains outstanding for six months or more, then the Funds reserve the right to reinvest the distribution check into your account using the Fund’s current NAV and to change your distribution option to reinvestment. No interest will accrue on amounts represented by uncashed distribution checks.

Dividends and capital gain distributions paid to shareholders who hold their shares through a TIAA-administered retirement plan or custody account will automatically be reinvested in additional shares of the same class of the particular Fund. All other shareholders may elect from the following distribution options (barring any restrictions from the intermediary or plan through which such shares are held):

1. Reinvestment option, same Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of the Fund. Unless you elect otherwise, this will be your default distribution option.

2. Reinvestment option, different Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of another fund in which you already hold shares.

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3. Income-earned option. Your long-term capital gain distributions are automatically reinvested, but you will be sent a check for each dividend and short-term capital gain distribution.

4. Capital gains option. Your dividend and short-term capital gain distributions are automatically reinvested, but you will be sent a check for each long-term capital gain distribution.

5. Cash option. A check will be sent for your dividend and each capital gain distribution.

On a Fund’s distribution date, the Fund makes distributions on a per share basis to the shareholders who hold and have paid for Fund shares on the record date. The Funds do this regardless of how long the shares have been held. This means that if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution (see the discussion of “Buying a dividend” below under “Taxes”). Cash distribution checks will be mailed within seven days of the distribution date.

Shareholders who hold their shares through a variable insurance or annuity product, an employee benefit plan or through an intermediary may be subject to restrictions on their distribution payment options imposed by the product, plan or intermediary. Please contact the variable insurance or annuity product issuer or your plan sponsor or intermediary for more details.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed.

Taxes on dividends and distributions. Unless you are tax-exempt or hold Fund shares in a tax-deferred account, you are subject to federal income tax on dividends and taxable distributions each year. Your dividends and taxable distributions generally are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on December 31 of the prior year.

For federal tax purposes, income and short-term capital gain distributions paid from a Fund are taxed as ordinary income, and long-term capital gain distributions are taxed as long-term capital gains. By February of each year, a statement showing the taxable distributions paid to you in the previous year from a Fund will be sent to you and the Internal Revenue Service (“IRS”) (for taxable accounts only). Whether a capital gain distribution is considered long-term or short-term depends on how long the Fund held the securities the sale of which led to the gain.

A portion of ordinary income dividends paid by a Fund to individual investors may constitute “qualified dividend income” that is subject to the same maximum tax rates as long-term capital gains. The portion of a dividend that will qualify for

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this treatment will depend on the aggregated qualified dividend income received by a Fund. Notwithstanding this, certain holding period requirements with respect to a shareholder’s shares in a Fund may apply to prevent the shareholder from treating any portion of a dividend as “qualified dividend income.” Additional information about this can be found in the Funds’ SAI.

Taxes on transactions. Unless a transaction involves Fund shares held in a tax-deferred account, redemptions (sales), including exchanges to other funds, may also give rise to capital gains or losses. The amount of any capital gain or loss will be the difference, if any, between the adjusted cost basis of your shares and the price you receive when you sell or exchange them. In general, a capital gain or loss will be treated as a long-term capital gain or loss if you have held your shares for more than one year.

Each Fund is required to report to the IRS and furnish to certain Fund shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, “first-in, first-out” (“FIFO”), or some other specific identification method. Unless you instruct otherwise, each Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for a shareholder’s first sale of the Fund shares covered by these new rules, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.

For shares you sell that were purchased prior to January 1, 2012, you will be sent a statement showing how many shares you sold and at what price. However, the statement will not include cost basis information and will not be furnished to the IRS. You or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

Backup withholding. If you fail to provide a correct taxpayer identification number or fail to certify that it is correct, the Funds are required by law to withhold 28% of all the distributions and redemption proceeds paid from your account. The Funds are also required to begin backup withholding if instructed by the IRS to do so.

Buying a dividend. If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as “buying a dividend.” For example, assume you bought shares of a Fund for $10.00 per share the day before the Fund paid a $0.25 dividend. After the dividend was paid, each share would be worth $9.75, and, unless you hold your shares through a tax-deferred arrangement such as a 401(a), 401(k) or 403(b)

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plan or an IRA, you will have to include the $0.25 dividend in your gross income for tax purposes.

Effect of foreign taxes. Foreign governments may impose taxes on a Fund and its Underlying Funds and their investments and these taxes generally will reduce the Fund’s distributions. If a Fund qualifies to pass through a credit for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you if you maintain a taxable account. If so, your tax statement will show more taxable income than was actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

Other restrictions. There are tax requirements that all mutual funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund or an Underlying Fund may have to limit its investment in some types of instruments.

Special considerations for certain institutional investors. If you are a corporate investor, a portion of the dividends from net investment income paid by a Fund may qualify for the corporate dividends-received deduction. The portion of the dividends that will qualify for this treatment will depend on the aggregate qualifying dividend income that the Fund receives from the Underlying Funds. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

Taxes related to employee benefit plans or IRAs. Generally, individuals are not subject to federal income tax in connection with shares held (or that are held on their behalf) in participant or custody accounts under Code section 401(a) employee benefit plans (including 401(k) and Keogh plans), Code section 403(b) or 457 employee benefit plans, or IRAs. Distributions from such plan participant or custody accounts may, however, be subject to ordinary income taxation in the year of the distribution. For information about the tax aspects of your plan or IRA or Keogh account, please consult your plan administrator, TIAA or your tax advisor.

Other tax matters. Certain investments of a Fund, including certain debt instruments, foreign securities and shares of other investment funds, could affect the amount, timing and character of distributions you receive and could cause a Fund to recognize taxable income in excess of the cash generated by such investments (which may require a Fund to liquidate other investments in order to make required distributions).

This information is only a brief summary of certain federal income tax information about your investment in a Fund. The investment may have state, local or foreign tax consequences, and you should consult your tax advisor about the effect of your investment in a Fund in your particular situation. Additional tax information can be found in the Funds’ SAI.

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Your account: purchasing, redeeming
or exchanging shares

Fund shares offered in this Prospectus

The Funds offer five share classes: Institutional Class, Advisor Class, Premier Class, Retirement Class and Retail Class. Institutional Class shares are available for purchase directly from the Funds by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Retail Class shares are available for purchase through certain financial intermediaries or by contacting the Funds directly at 800-223-1200 or www.tiaa.org. Investors should note that certain account minimums may be required for purchasing Institutional Class or Retail Class shares.

Share class eligibility

Overview

Each share class of a Fund has certain eligibility requirements that apply when purchasing Fund shares. Eligibility to purchase a certain class of shares is generally based on the type of account being opened in a Fund as well as certain account minimums. In order to better understand the eligibility requirements outlined below, the following defined terms shall apply when used throughout this Prospectus.

Definitions

Financial Intermediary Accounts. These include accounts held through platforms, programs, plans and other similar entities, as well as omnibus accounts, on behalf of other investors. Additionally, Financial Intermediary Accounts may include, but are not limited to, the following:

• Employee Benefit Plans (as defined below);

• Certain custody accounts sponsored or administered by TIAA, or by other entities not affiliated with TIAA, that are established by individuals as IRAs pursuant to section 408 of the Code; and

• Wrap accounts or other such arrangements as may be offered by a financial advisor or other intermediary.

Employee Benefit Plans. These include accounts sponsored or administered by either TIAA and its affiliates or by other entities not affiliated with TIAA and that are established by or on behalf of employers, or the trustees of plans sponsored by employers, in connection with certain Employee Benefit Plans. Such Employee Benefit Plans include those described in sections 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) or 457 of the Code.

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Shareholders investing through such Employee Benefit Plans may have to pay additional expenses related to the administration of such plans. The Advisor Class is not available to SEPs, SAR-SEPs, SIMPLE IRAs and Keogh plans.

Eligible Investors. These include both Financial Intermediary Accounts and Employee Benefit Plans.

Direct Purchasers. These accounts are opened directly with the transfer agent for the Funds, Boston Financial Data Services, Inc., and include the following: individual, financial advisor, domestic trust and joint accounts; Traditional IRAs and Roth IRAs; corporate and institutional accounts; custodial accounts for a minor child under the Uniform Gift to Minors Act (“UGMA”) or Uniform Transfer to Minors Act (“UTMA”); and Coverdell education savings accounts.

Eligibility—Institutional Class and Retail Class

Institutional Class and Retail Class shares are available for purchase by or through the following types of accounts:

• Direct Purchasers;

• Financial Intermediary Accounts;

• Other investment companies or pools;

• State-sponsored tuition savings plans (529) or healthcare saving accounts (HSA);

• Insurance company separate accounts advised by or affiliated with Advisors, or other affiliates of TIAA; and

• Other accounts, entities, programs, plans and categories of shareholders as may be approved by the Funds from time to time.

Eligibility—Advisor Class, Premier Class and Retirement Class

Advisor Class, Premier Class and Retirement Class shares are available for purchase by or through the following types of accounts:

• Financial Intermediary Accounts;

• Other investment companies or pools;

• State-sponsored tuition savings plans (529) or healthcare saving accounts (HSA);

• Insurance company separate accounts advised by or affiliated with Advisors, or other affiliates of TIAA; and

• Other accounts, entities, programs, plans and categories of shareholders as may be approved by the Funds from time to time.

Account minimums

Investors should note that the following account minimums may be required for initial and subsequent purchases of Institutional Class and Retail Class shares:

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• Institutional Class shares: The minimum initial investment is $2 million per Fund account and the minimum subsequent investment is at least $1,000 unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Funds or their affiliates. Financial Intermediary Accounts where neither the investor nor the intermediary will receive, from the Funds or their affiliates, any commission payments, account servicing fees, recordkeeping fees, 12b-1 fees, sub-transfer agency fees, so called “finder’s fees,” administration fees or similar fees with respect to Institutional Class shares are not subject to initial purchase or subsequent investment minimums. Employee Benefit Plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Funds are also exempt from initial and subsequent investment minimums.

• Retail Class shares: The minimum initial investment is $2,000 per Fund account for Traditional IRA, Roth IRA and Coverdell accounts and $2,500 for all other account types. Subsequent investments for all account types must be at least $100.

The Funds have the discretion to waive or otherwise change the initial or subsequent minimum investment requirements at any time without any prior notice to shareholders. These minimum account requirements are discussed in more detail below.

There are no minimum account requirements, including initial or subsequent minimum investment requirements, for Advisor Class, Premier Class or Retirement Class shares.

All share classes

Each Fund reserves the right to determine in its sole discretion whether any potential investor is eligible to purchase Institutional Class, Advisor Class, Premier Class, Retirement Class or Retail Class shares. For more information with regard to Institutional Class, Advisor Class, Premier Class or Retirement Class shares, please contact your financial intermediary or you may call the Funds at 800-842-2252, Monday through Friday, from 8:00 a.m. to 10:00 p.m. Eastern Time. If you are a Direct Purchaser of Institutional Class shares, please contact your assigned relationship manager (“Relationship Manager”). For more information with regard to Retail Class shares, please call the Funds at 800-223-1200, Monday through Friday, from 8:00 a.m. to 10:00 p.m. Eastern Time.

Investors in all share classes should be aware that each Fund may from time to time, in its discretion, deviate from or vary the processes and procedures outlined below for purchasing, redeeming and exchanging shares.

The Funds are not responsible for any losses due to unauthorized or fraudulent instructions when purchasing, redeeming or exchanging shares as

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long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

Purchasing shares

For Direct Purchasers of Institutional Class shares and for Retail Class shares

How to open an account—Institutional Class

Direct Purchasers interested in opening an account to hold Institutional Class shares should request an application from their Relationship Manager, who can answer any questions or help complete the application. The application will need to be submitted directly either to a Relationship Manager or to the Funds via mail. Confirmation that the account has been established will be delivered to the applicant or can be obtained by calling the Funds.

How to open an account—Retail Class

Accounts can be opened online, via mail or in person. To open an account, send the Funds a completed application with your initial investment. To open an account online or download an application to mail to the Funds, please visit the TIAA Web Center at www.tiaa.org and click on Mutual Funds. At the Web Center, you can establish an individual, joint or custodial (UGMA/UTMA) account. If you have any questions or need help obtaining or completing the application, call the Funds at 800-223-1200. If you currently hold or in the future intend to hold your Retail Class shares indirectly through a financial intermediary, please contact the intermediary about initiating or making additional purchases of Retail Class shares.

Minimum initial and subsequent investment

For Direct Purchasers of Institutional Class shares, the minimum initial investment is $2 million per Fund account. The minimum initial investment for Retail Class shares in Traditional IRA, Roth IRA and Coverdell accounts is $2,000 per Fund account. The minimum initial investment for Retail Class shares in all other accounts is $2,500 per Fund account. The Funds can only accept payment to establish a new account if the check presented for deposit into the new account is drawn against an account registered in the same name as the prospective investor.

Subsequent investments into the Institutional Class for all account types must be at least $1,000 per Fund account. Subsequent investments into the Retail Class for all account types must be at least $100 per Fund account. Financial intermediaries may enforce their own initial and subsequent investment minimums.

All Retail Class shareholders automatically have the right to buy shares by telephone or through the TIAA Web Center as long as bank account information and a voided check were provided at the time the account was established. If you do not want the telephone/web purchase option, you can indicate this on the application or call the Funds at 800-223-1200 anytime after opening your

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account. You may add this privilege after the account has been established by completing an Account Services Form, which you can request by calling 800-223-1200, or you may download it from the Funds’ website. The Retail Class imposes a $100,000 per fund account per day limit on telephone and web purchases.

Transaction methods for purchases

Over the Internet: With TIAA’s Web Center, you can make electronic withdrawals from your designated bank account to buy additional Retail Class shares over the Internet. TIAA’s Web Center can be accessed through TIAA’s homepage at www.tiaa.org.

By telephone: You can request electronic withdrawals from your designated bank account to buy additional Institutional Class shares by calling your Relationship Manager. You can request electronic withdrawals from your designated bank account to buy additional Retail Class shares of the Funds by calling 800-223-1200.

Purchasing via mail: Send a check to either of the addresses listed below with an investment coupon from a previous confirmation statement. If you do not have an investment coupon, use a separate piece of paper including your name, address, Fund account number, the Fund and class you want to invest in and the amount to be invested in the Funds.

Make checks payable to “The TIAA-CREF Funds.”

First-Class Mail:

The TIAA-CREF Funds—(specify either: “Institutional Class” or “Retail Class”)

c/o Boston Financial Data Services

P.O. Box 55081

Boston, MA 02205-5081

Overnight Mail:

The TIAA-CREF Funds—(specify either: “Institutional Class” or “Retail Class”)

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Purchasing via wire: See the section entitled “For Eligible Investors in Institutional Class, Advisor Class, Premier Class and Retirement Class shares and their clients— Transaction methods for purchases” below.

Purchasing via Automatic Investment Plan for Retail Class shares: You can make subsequent investments into Retail Class shares automatically by electing to utilize the Fund’s automatic investment plan (“Automatic Investment Plan”) on your initial application or later upon request. By electing this option you authorize the Fund to take regular, automatic withdrawals from your bank account. To begin this service, send the Fund a voided checking or savings account investment slip. It will take the Fund up to 10 days from the time it is received to set up your

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Automatic Investment Plan. You can make automatic investments semi-monthly or monthly (on the 1st and 15th of each month or on the next Business Day if those days are not Business Days). Investments must be made for at least $100 per Fund account. You can change the date or amount of your investment, or terminate the Automatic Investment Plan, at any time by letter or by telephone or over the Internet. The change will take effect approximately five Business Days after the Fund receives your request.

In-kind purchases of shares: Advisors, at its sole discretion, may allow the purchase of shares with investment securities (instead of cash), if: (1) Advisors believes the securities are appropriate investments for a Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If a Fund accepts the securities, the shareholder’s account will be credited with shares equal in NAV to the market value of the securities received. Shareholders investing through a Financial Intermediary Account or Employee Benefit Plan who are interested in making in-kind purchases should contact their Financial Intermediary Account or Employee Benefit Plan sponsor directly. Otherwise, shareholders interested in making in-kind purchases should contact either their Relationship Manager or the Funds directly.

Payment limitations: Generally, for Direct Purchasers of Institutional Class shares and for Retail Class shareholders, the Funds will not accept payment in the following forms (exceptions may apply):

• checks made out to you or other parties and signed over to the Funds;

• corporate checks for investment into non-corporate accounts;

• third-party checks except in limited circumstances with regard to subsequent investments (any check not made payable directly to TIAA-CREF Funds will be considered a third-party check); or

• travelers’ checks, money orders, credit card convenience checks, cash, counter checks or starter checks.

Stopped checks: If your purchase check does not clear or payment on it is stopped, or if the Funds do not receive good funds through wire transfer or electronic funds transfer (“EFT”), the Funds will treat this as a redemption of the shares purchased when your check or electronic funds were received. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in any of the Funds or any other series of the Trust. There is a $25 fee for all returned items, including checks and EFTs. Please note that there is a 10 calendar day hold on all purchases by check or through EFT.

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For Eligible Investors in Institutional Class, Advisor Class, Premier Class and Retirement Class shares and their clients

For Participants in an Employee Benefit Plan or Financial Intermediary Account administered by TIAA

How to open an account

You should first contact your employer to learn important details necessary to facilitate enrollment in an Employee Benefit Plan. Your employer must notify TIAA that you are eligible to enroll. In many cases, you will be able to use the TIAA Web Center’s online enrollment feature at www.tiaa.org. Some plans allow submission of a hard-copy application for a new account; this form can be returned to your human resources (HR) office, a TIAA Relationship Manager or to either of the addresses below:

First-Class or Standard Mail:

TIAA

PO Box 1259

Charlotte, NC 28201

Overnight Mail:

TIAA

8500 Andrew Carnegie Blvd

Charlotte, NC 28262

You may allocate single or ongoing contributions by selecting a Fund and the amounts you wish to contribute to that Fund.

Subject to the terms of your plan, you may be eligible to roll over or transfer in balances from other eligible accounts as determined by the Code.

The Funds may suspend or terminate the offering of Institutional Class, Advisor Class, Premier Class and Retirement Class shares to your employer’s plan. You may be able to change your allocation for future contributions by:

• writing to TIAA at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800-842-2252; or

• using the TIAA website’s account access feature at www.tiaa.org.

For Participants in an Employee Benefit Plan or Financial Intermediary Account not administered by TIAA

How to open an account

Your Financial Intermediary Account or Employee Benefit Plan will have its own instructions and procedures for opening an account and establishing a position within the Funds. If you are enrolling in an Employee Benefit Plan, you should first contact your employer to learn important details necessary to facilitate enrollment into the plan.

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Other information for Employee Benefit Plans

As a participant in an Employee Benefit Plan, the Funds impose no minimum investment. The Funds do not currently restrict the frequency of investments made in the Funds by participants through Employee Benefit Plans, although the Funds reserve the right to impose such restrictions in the future. If you are investing in the Funds through an Employee Benefit Plan, your employer’s plan may limit the amount and available methods to invest in your account. Additionally, the Code limits total annual contributions to most types of Employee Benefit Plans.

Other information for Eligible Investors

Investors purchasing shares through Eligible Investors may purchase shares only in accordance with instructions and limitations pertaining to their account with the Eligible Investor. These Eligible Investors may set different minimum investment requirements for their customers’ investments. Please contact your Financial Intermediary Account or Employee Benefit Plan sponsor for more information.

Transaction methods for purchases

Purchasing via wire: You may remit initial or subsequent deposits into your account via wire. To open an account by wire please send a completed and signed application by mail as instructed above and then follow the wiring instructions below once you have confirmed the account is open and have the account number.

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

ABA Number (all classes) 011000028

DDA Number

Retail Class:	99052771
All other classes:	99054546

Specify on the wire:

• “The TIAA-CREF Funds—” and the “Share Class” being purchased. For example, a proper set of wire instructions for an initial or subsequent investment into the Institutional Class would read as follows: “The TIAA-CREF Funds—Institutional Class”;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• The Fund account number; and

• The Fund or Funds and amount per Fund to be invested.

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Points to remember for all purchases

The Funds consider all purchase requests to be received when they are received in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent). (See the section entitled “Important transaction information—Good order” below.) Your investment must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares. These types of requests will be deemed to be not in “good order” and the money you sent will be returned to you. If you hold your shares through a Financial Intermediary Account, such intermediary may have its own independent “good order” and eligibility requirements.

Your ability to purchase shares may be restricted due to limitations on purchases or exchanges, including limitations under the Funds’ Market Timing/Excessive Trading Policy (see below). If you hold your shares through a Financial Intermediary Account, it may charge you additional fees. Contact your Financial Intermediary Account to find out if it imposes any other conditions on your transactions, such as a different minimum investment requirement.

Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, the Funds may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

Before you can use TIAA’s Web Center, you must enter your Social Security number, date of birth and active account number. You will then be given an opportunity to create a user name and password. TIAA’s Web Center will lead you through the transaction process, and the Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over TIAA’s Web Center are recorded electronically.

All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record. For payments made by check, the Funds can only accept payment to establish a new account if the check presented for deposit into the new account is drawn against an account registered in the same name as the prospective investor.

If your purchase check does not clear or payment on it is stopped, or if the Funds do not receive good funds through wire transfer or EFT, the Funds will treat this as a redemption of the shares purchased when your check or electronic funds were received. You will be responsible for any resulting loss incurred by the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in the Funds or any other series of the Trust. There is a $25 fee for all returned

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items, including checks and EFTs. Please note that there is a 10 calendar day hold on all purchases by check, or through EFT.

There may be circumstances when the Funds will not accept new investments. The Funds reserve the right to suspend or terminate the offering of its shares at any time without prior notice. The Funds also reserve the right to restrict you from making future purchases in the Funds or any other series of the Trust. In addition, the Funds reserve the right to reject any application or investment or any other specific purchase request.

Redeeming shares

All share classes

You can redeem (sell) your shares on any Business Day. If you hold your Fund shares through a Financial Intermediary Account, please contact the intermediary to sell your shares. Your Financial Intermediary Account may have different requirements and restrictions on redemptions than the Funds. If you hold your Fund shares through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA, the Employee Benefit Plan or Financial Intermediary Account may impose further restrictions on the sale of Fund shares.

You may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption. Neither the Funds nor their transfer agent can process redemption requests that specify a certain price or date; these requests will be deemed not in “good order” and will be returned. (See the section entitled “Important transaction information—Good order” below.) The Funds will only process redemption requests received in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent).

For Direct Purchasers, the length of time that the Funds typically expect to pay redemption proceeds depends on whether payment is made by EFT or by check. The Funds typically expect to make payments of redemption proceeds by EFT on the next Business Day following receipt of the redemption request in good order. For payment by check, the Fund typically expect to mail the check on the next Business Day following receipt of the redemption by the Funds in good order.

For Fund shares held through a Financial Intermediary Account, the length of time that the Funds typically expect to pay redemption proceeds may depend on your intermediary. For payments that are made to your intermediary for transmittal to you, the Funds expect to pay redemption proceeds to the intermediary the next Business Day following the Funds’ receipt of the redemption request received in good order from the intermediary. Please contact your intermediary for additional information.

Payment of redemption proceeds may take longer than the time a Fund typically expects and may take up to seven days as permitted by the 1940 Act.

If a redemption is requested after a recent purchase of shares, the Funds may delay payment of the redemption proceeds until the check or an EFT transaction

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clears. This can take up to 10 days. There is a 10 calendar day hold from the date of purchase to the first available redemption for all Direct Purchasers redeeming through the TIAA Web Center.

If you request a redemption, the Funds will send the proceeds by check to the address of record, or by EFT to the bank account on file. A letter of instruction with a bank Medallion Signature Guarantee of all owners exactly as registered on the account is required if the redemption is sent to (i) a bank account not on file, (ii) an address other than the address of record, or (iii) an address of record that has been changed within the last 30 calendar days. You may obtain a Medallion Signature Guarantee from some commercial or savings banks, credit unions, trust companies or member firms of a U.S. stock exchange. A notary public cannot provide a Medallion Signature Guarantee.

The Funds can postpone payment beyond seven days if: (a) the NYSE is closed for other than usual holidays or weekends, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or when the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

The Funds reserve the right to require a Medallion Signature Guarantee for a redemption of any class. The Funds can suspend or terminate your ability to transact by telephone, Internet, or fax at any time, for any reason.

Once mailed to the Funds, your redemption request is irrevocable and cannot be modified or canceled.

Each Fund typically will pay redemption proceeds using holdings of cash (including cash flows into the Funds) in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. The Funds also may meet redemption requests through overdrafts at the Funds’ custodian or by borrowing under a credit agreement to which the Funds are parties. These methods listed in the foregoing sentence are more likely to be used to meet large redemption requests or in times of stressed market conditions. Each Fund also reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a Fund’s assets, whichever is less. For additional information, please see the “In-kind redemptions of shares” section below.

For participants holding shares through an Employee Benefit Plan (Institutional Class, Advisor Class, Premier Class and Retirement Class shares)

A redemption can be part of an exchange into (1) another fund available through your Employee Benefit Plan or (2) another account or IRA.

If you are married, and all or part of your investment is attributable to purchases made under either (i) an employer plan subject to the Employee Retirement Income Security Act of 1974 (“ERISA”) or (ii) an employer plan that provides for spousal rights to benefits, then to the extent required by the Code or ERISA or the terms of your employer plan, your rights to make certain redemptions may be restricted by the rights of your spouse to such benefits.

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For Direct Purchasers, Eligible Investors and their clients (Institutional Class and Retail Class shares)

Requests must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees (if required), and any other required supporting legal documentation. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” and will be returned. (See the section entitled “Important transaction information—Good order” below.)

Transaction methods for redemptions

If your shares are held through a Financial Intermediary Account, please contact the intermediary for redemption requirements.

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above.

Over the Internet: With TIAA’s Web Center, Institutional Class, Advisor Class, Premier Class and Retirement Class shares held through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA can be redeemed over the Internet subject to any rules imposed by the Employee Benefit Plan or Financial Intermediary Account. Direct Purchasers of Retail Class shares can redeem their shares over the Internet although there is a limit on Internet redemptions. Investors in the Retail Class shares are limited to Internet redemptions of up to $100,000 per fund account per day. Internet redemptions are not available for self-directed IRA accounts and Coverdell education savings accounts held by Direct Purchasers. TIAA’s Web Center can be accessed through TIAA’s homepage at www.tiaa.org. Before you can use the Web Center, you must enter your Social Security number, date of birth and active account number. The Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over the Web Center are recorded electronically.

By telephone: Call the appropriate number provided in the section entitled “Purchasing shares” above. If you do not want to be able to redeem by telephone, contact either your TIAA Relationship Manager or Financial Intermediary Account. Direct Purchasers of Institutional Class shares wishing to make redemption orders by telephone should call their Relationship Manager.

• Participants holding Institutional Class, Advisor Class, Premier Class and Retirement Class shares through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA can redeem up to $50,000 every seven calendar days or any greater amount as approved from time to time.

• Direct Purchasers of Retail Class shares can redeem amounts up to $100,000 per fund account per day by phone.

By systematic redemption plan: For Retail Class shares, you can elect this feature only for accounts with balances of at least $5,000. The applicable Fund will automatically redeem the requested dollar amount or number of shares for Institutional Class, Advisor Class, Premier Class and Retirement Class held in an Employee Benefit Plan or Financial Intermediary Account administered by TIAA on

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any Business Day between the 1st and 28th of the month or for Retail Class each month or quarter on the 1st or 15th of the month. For all share classes, if the days selected are not Business Days, shares will be redeemed on the following Business Day. Redemptions will be made via check or electronic transfer to your bank.

If you are a Direct Purchaser of Retail Class shares in the Funds and want to set up a systematic redemption plan, contact the Funds and they will send the necessary forms to you or you may enroll online through the TIAA Web Center. All owners of an account must sign the systematic redemption plan request. Similarly, all owners must sign any request to increase the amount or frequency of the systematic redemptions or a request for payments to be sent to an address other than the address of record. A Medallion Signature Guarantee is required for this address change. The Funds can terminate the systematic redemption plan option at any time, although the Funds will notify you if this occurs. You can terminate the plan or reduce the amount or frequency of the redemptions by writing or by calling the Funds or through the TIAA Web Center. Requests to establish, terminate, or change the amount or frequency of redemptions will become effective within five days after the Funds receive your instructions.

In-kind redemptions of shares: Certain large redemptions of Fund shares may be detrimental to a Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement the Fund’s investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, an investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s or an Underlying Fund’s portfolio (which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally held by the Underlying Funds) instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund’s or an Underlying Fund’s portfolio. The securities you receive will be selected by the Fund in its discretion. The investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs. In addition, securities redeemed on an in-kind basis will be subject to market risk until sold and taxable gains or losses may be incurred when the securities are converted to cash.

Exchanging shares

Overview

An exchange is a simultaneous redemption of shares in a Fund and a purchase of shares in another fund or series of the Trust. Investors can exchange shares on any Business Day subject to limitations (i) described in the

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section entitled “Market timing/excessive trading policy” below, (ii) imposed by your financial intermediary or (iii) any limitations under your employer’s Employee Benefit Plan. Shareholders who own shares through an Eligible Investor such as an Employee Benefit Plan or Financial Intermediary Account should contact the Eligible Investor for exchange requests.

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. Because restrictions may apply to certain accounts or plans, you should contact your Financial Intermediary Account or Employee Benefit Plan representative for further information. An exchange is considered a sale of securities and therefore may be a taxable event.

For Direct Purchasers of Institutional Class shares and for Retail Class shareholders, an exchange into a fund in which you already own shares must be for at least $1,000 for Institutional Class and $50 for Retail Class and an exchange to a new fund account must meet the account minimums as stated by account type above (i.e., for Retail Class shares, $2,000 per fund account for IRAs or Coverdell accounts and $2,500 per fund account for all other account types, including custodial (UGMA/UTMA) accounts). For Institutional Class, Advisor Class, Premier Class and Retirement Class shares held through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA, exchanges must generally be for at least $1,000 (except for systematic exchanges, which must be for at least $100) or your entire balance, if it is less.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

The Funds reserve the right to reject any exchange request and to modify or terminate the exchange option at any time without prior notice to shareholders. The Funds may do this, in particular, when your transaction activity is deemed to be harmful to the Funds, including if it is considered to be market timing activity.

Once made, an exchange request by mail cannot be modified or cancelled.

Transaction methods for exchanges

Over the Internet: You can exchange shares using TIAA’s Web Center, which can be accessed through TIAA’s homepage at www.tiaa.org.

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above. The letter must include your name, address, and the funds and accounts you want to exchange between.

By telephone: If you are a Direct Purchaser of Institutional Class shares, please call your Relationship Manager. For Direct Purchasers of Retail Class shares, please call 800-223-1200. For share classes held under Employee Benefit Plans or Financial Intermediary Accounts administered by TIAA, please call 800-842-2252. For share classes held under Employee Benefit Plans or

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Financial Intermediary Accounts not administered by TIAA, please contact your plan or intermediary for exchange requirements.

By systematic exchange: Under this feature, TIAA automatically redeems shares in a Fund and purchases shares in another fund or series of the Trust as specified by the applicable agreement. However, the Funds do not offer systematic exchanges for Direct Purchasers in the Institutional Class shares. In addition, for Retail Class shares, you can only elect this feature if the balance of the Fund account from which you are transferring shares is at least $5,000. Retail Class systematic exchanges can occur on the 1st or 15th day of the month or on the following Business Day if those days are not Business Days. For all systematic exchanges, you must specify the dollar amount and the funds involved in the exchange. If you want to set up a systematic exchange, contact TIAA. You can terminate the plan or change the amount or frequency of the exchanges by writing or calling the number identified in the section entitled “Purchasing shares” above. Requests to establish, terminate, or change the amount or frequency of exchanges will become effective within five days after the Funds receive your instructions. All account owners must sign the systematic exchange request. Similarly, all account owners must sign any request to increase the amount or frequency of systematic exchanges.

Conversion of shares—applicable to all investors

A share conversion is a transaction where shares of one class of a Fund are exchanged for shares of another class of the Fund. Share conversions can occur between each share class of a Fund. Generally, share conversions occur where a shareholder becomes eligible for another share class of a Fund or no longer meets the eligibility of the share class they own (and another class exists for which they would be eligible). Please note that a share conversion is generally a non-taxable event, but please consult with your personal tax advisor on your particular circumstances.

A request for a share conversion will not be processed until it is received in “good order” (as defined below) by the Funds’ transfer agent (or other authorized Fund agent). Conversion requests received in “good order” prior to the time as of which a Fund’s NAV is determined on any Business Day will receive the NAV of the new class calculated that day. Please note that, because the NAV of each class of a Fund will generally vary from the NAVs of the other classes due to differences in expenses, you will receive a different number of shares in the new class than you held in the old class, but the total value of your holdings will remain the same.

The Funds’ market timing policies will not be applicable to share conversions. If you hold your shares through an Eligible Investor like an intermediary or plan sponsor, please contact the Eligible Investor for more information on share conversions. Please note that certain intermediaries or plan sponsors may not permit all types of share conversions. The Funds reserve the right to terminate,

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suspend or modify the share conversion privilege for any shareholder or group of shareholders.

Voluntary conversions

If you believe that you are eligible to convert your Fund shares to another class, you may place an order for a share conversion by contacting your Relationship Manager. If you hold your Fund shares through an Eligible Investor like a plan or intermediary, please contact the Eligible Investor regarding conversions. Please be sure to read the applicable sections of the prospectus for the new class in which you wish to convert prior to such a conversion in order to learn more about its different features, performance and expenses. Neither the Funds nor Advisors has any responsibility for reviewing accounts and/or contacting shareholders to apprise them that they may qualify to request a voluntary conversion. Some Eligible Investors may not allow investors who own Fund shares through them to make share conversions.

Mandatory conversions

The Funds reserve the right to automatically convert shareholders from one class to another if they no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value of an account due to market movements, exchanges or redemptions. The Funds will notify affected shareholders in writing prior to any mandatory conversion.

Important transaction information

Good order. Purchase, redemption and exchange requests are not processed until received in good order by the Funds’ transfer agent at its processing center (or by another authorized Fund agent). “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction by the Funds’ transfer agent (or other authorized Fund agent). This information and documentation generally includes the Fund account number, the transaction amount (in dollars or shares), signatures of all account owners exactly as registered on the account and any other information or supporting documentation as the Funds, their transfer agent or other authorized Fund agent may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by the Funds’ transfer agent (or other authorized Fund agent) to effect the purchase. The Funds, their transfer agent or any other authorized Fund agent may, in their sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time.

Financial intermediaries or plan sponsors may have their own requirements for considering transaction requests to be in “good order.” If you hold your shares through a financial intermediary or plan sponsor, please contact them for their specific “good order” requirements.

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Share price. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in “good order” prior to the time as of which a Fund’s NAV is determined on any Business Day, the transaction price will be the NAV per share for that day. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime after the time as of which a Fund’s NAV is determined on any Business Day, the transaction price will be the NAV per share calculated the next Business Day.

If you hold Institutional Class, Advisor Class, Premier Class or Retirement Class shares through an Eligible Investor, or if you hold Retail Class shares through a financial intermediary, the Eligible Investor or financial intermediary, as applicable, may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than the close of that Business Day in order to receive that day’s NAV per share as the transaction price.

Large redemptions—applicable to all investors. Please contact the Fund before attempting to redeem a large dollar amount of shares (including exchange requests since they include redemption transactions). Large redemptions of Fund shares may be detrimental to the Fund’s other shareholders because such transactions can adversely affect a portfolio manager’s ability to efficiently manage the Fund. By contacting the Fund before you attempt to redeem a large dollar amount, you may avoid in-kind payment of your request.

Minimum account size.

• Institutional Class. While there is currently no minimum account size for maintaining an Institutional Class account, the Funds reserve the right, without prior notice, to establish a minimum amount required to maintain an account.

• Advisor Class, Premier Class and Retirement Class. There is currently no minimum account size for maintaining Advisor Class, Premier Class or Retirement Class shares. The Funds reserve the right, without prior notice, to establish a minimum amount required to open, maintain or add to an account.

• Retail Class. Due to the relatively high cost of maintaining smaller accounts, the Funds reserve the right to redeem shares in any account if the value of that account drops below $1,500. You will be allowed at least 60 days, after written notice, to make an additional investment to bring your account value up to at least the specified minimum before the redemption is processed. The Funds reserve the right to waive or reduce the minimum account size for a Fund’s account at any time. Additionally, the Funds may increase, terminate or revise the terms of the minimum account size requirements at any time without advance notice to shareholders.

Account Maintenance Fee—Retail Class. The Funds charge an annual Account Maintenance Fee of $15.00 per Retail Class account (applicable to both retirement and non-retirement accounts) in order to allocate shareholder servicing costs equitably if your Fund balance falls below $2,000 (for any reason,

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including a decrease in market value) as of a particular date each year. Investors cannot pay this fee by any other means besides an automatic deduction of the fee from their account.

The annual Account Maintenance Fee will not apply to the following types of Retail Class Fund accounts: accounts held through retirement or employee benefit plans; accounts held through intermediaries and their supermarkets and platforms (i.e., omnibus accounts); accounts that are registered under a taxpayer identification number (or Social Security number) that have aggregated non-retirement or non-employee benefit plan assets held in accounts for the Fund or other series of the Trust of $25,000 or more; accounts currently enrolled in the Fund’s Automatic Investment Plan; and accounts held through tuition (529) plan programs. However, the annual Account Maintenance Fee will apply to IRAs and Coverdell education savings accounts. The Funds reserve the right to waive or reduce the annual Account Maintenance Fee for any Fund account at any time. Additionally, the Funds may increase, terminate or revise the terms of the annual Account Maintenance Fee at any time without advance notice to shareholders.

Taxpayer identification number. Regardless of whether you hold your Fund shares directly or through a financial intermediary Account, you must give the Funds your taxpayer identification number (which, for most individuals, is your Social Security number) and tell the Funds whether or not you are subject to backup withholding. If you do not furnish your taxpayer identification number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to backup tax withholding. In addition, if you hold Fund shares directly and do not furnish your taxpayer identification number, then your account application will be rejected and returned.

Changing your address.

• Institutional Class. To change the address on an account, please contact your Relationship Manager (for Direct Purchasers) or send the Funds a written notification.

• Advisor Class, Premier Class and Retirement Class. To change the address on an Eligible Investor account, please send the Funds a written notification.

• Retail Class. To change the address on your account, please call the Funds or send the Funds a written notification signed by all registered owners of your account. If you hold your shares through a financial intermediary, please contact the intermediary to change your address.

Medallion Signature Guarantee. For some transaction requests (for example, when you are redeeming shares within 30 days (for direct investors) or 14 days (for participants holding shares through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA) of changing your address, bank or bank account or adding certain new services to an existing account), the Funds may require a Medallion Signature Guarantee of each owner of record of an account. This requirement is designed to protect you and the Funds from fraud, and to comply with rules on stock transfers. A Medallion Signature Guarantee is a written endorsement from an eligible guarantor institution that the signature(s)

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on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions and members of U.S. stock exchanges participate in the Medallion Signature Guarantee program. No other form of signature verification will be accepted. A notary public cannot provide a signature guarantee. For more information about when a Medallion Signature Guarantee may be required, please contact the Funds or your Relationship Manager (for Direct Purchasers).

Transferring shares. For certain share classes, you can transfer ownership of your account to another person or organization that also qualifies to own the class of shares or change the name on your account by sending the Funds written instructions. Generally, each registered owner of the account must sign the request and provide Medallion Signature Guarantees. When you change the name on an account, shares in that account are transferred to a new account.

Limitations. Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require the Funds to block an account owner’s ability to make certain transactions and thereby refuse to accept a purchase order or any request for transfers or withdrawals, until instructions are received from the appropriate regulator. The Funds may also be required to provide additional information about you and your account to government regulators.

Advice about your account—Direct Purchasers only. Neither the Funds nor any affiliate of Advisors nor any service provider to the Funds has provided advice, recommendations or suggestions as to any specific investment decision in the Funds. Shareholders are urged to consult their own advisors before making investment-related decisions, including but not limited to, those related to transfers or rollovers from retirement plans, purchases or sales of investments, selection or retention of investment managers, or selection of account beneficiaries.

Customer complaints. Customer complaints may be directed to TIAA-CREF Funds, 730 Third Avenue, New York, NY 10017-3206, Mail Stop 730/06/03, Attention: Senior Director, Client Distribution Services.

Transfer On Death—Retail Class. If you live in certain states and hold Retail Class shares, you can designate one or more persons (“beneficiaries”) to whom your Fund shares can be transferred upon death. You can set up your account with a Transfer On Death (“TOD”) registration upon request. (Call us to get the necessary forms.) A TOD registration avoids probate if the beneficiary(ies) survives all shareholders. You maintain total control over your account during your lifetime.

TIAA Web Center and telephone transactions. The Funds are not liable for losses from unauthorized TIAA Web Center and telephone transactions so long as reasonable procedures designed to verify the identity of the person effecting the transaction are followed. The Funds require the use of personal identification numbers, codes and other procedures designed to reasonably confirm that instructions given through TIAA’s Web Center or by telephone are genuine. The

TIAA-CREF Lifecycle Funds  ■  Prospectus     171

Funds also record telephone instructions and provide written confirmations of such instructions. The Funds accept all telephone instructions that are reasonably believed to be genuine and accurate. However, you should verify the accuracy of your confirmation statements immediately after you receive them. The Funds may suspend or terminate Internet or telephone transaction facilities at any time, for any reason. If you do not want to be able to effect transactions over the telephone, call the Funds for instructions.

Market timing/excessive trading policy—applicable to all investors

There are shareholders who may try to profit from making transactions back and forth among the Funds and other funds in an effort to “time” the market. As money is shifted in and out of a Fund, the Fund may incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. Consequently, the Funds are not appropriate for such market timing and you should not invest in the Funds if you want to engage in market timing activity.

The Board of Trustees has adopted policies and procedures to discourage this market timing activity. Under these policies and procedures, if, within a 60 calendar day period, a shareholder redeems or exchanges any monies out of a Fund, subsequently purchases or exchanges any monies back into the same Fund and then redeems or exchanges any monies out of that Fund, the shareholder will not be permitted to transfer back into the Fund through a purchase or exchange for 90 calendar days.

These market timing policies and procedures will not be applied to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Funds. In addition, the market timing policies and procedures will not apply to certain tuition (529) programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Funds. A Fund may also waive the market timing policies and procedures when it is believed that such waiver is in a Fund’s best interests, including but not limited to when it is determined that enforcement of these policies and procedures is not necessary to protect the Fund from the effects of short-term trading.

The Funds also reserve the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to a Fund’s efficient portfolio management. The Funds also may suspend or terminate your

172     Prospectus  ■  TIAA-CREF Lifecycle Funds

ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing. A purchase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because the Funds have discretion in applying this policy, it is possible that similar transaction activity could be handled differently because of the surrounding circumstances.

Each Fund’s portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Fund’s NAV, thereby minimizing any potential stale price arbitrage.

The Funds seek to apply their specifically defined market timing policies and procedures uniformly to all shareholders, and not to make exceptions with respect to these policies and procedures (beyond the exemptions noted above). The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. However, an intermediary’s omnibus accounts, by their nature, do not initially identify their individual investors to the Funds, thereby making it more difficult for the Funds to identify market timing activity by such individual investors. At times, the Funds may agree to defer to an intermediary’s market timing policy if the Funds believe that the intermediary’s policy provides comparable protection of Fund shareholders’ interests. The Funds have the right to modify their market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether a Fund’s policies are being followed and/or to instruct intermediaries to take action against shareholders who have violated a Fund’s market timing policies.

The Funds are not appropriate for market timing activity. You should not invest in the Funds if you want to engage in market timing activity.

Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices.

If you invest in the Funds through an intermediary, including through a retirement or employee benefit plan, you may be subject to additional market timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.

Electronic prospectuses

If you received this Prospectus electronically and would like a paper copy, please contact the Funds and one will be sent to you.

TIAA-CREF Lifecycle Funds  ■  Prospectus     173

Additional information about index providers

The Russell Indexes are a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The Funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the Funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability or otherwise of the russell indexes or any data included in the russell indexes. russell makes no representation, warranty or guarantee regarding the use or the results of use of the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

The Funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Advisors. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of a fund or any other person or entity regarding the advisability of investing in funds generally or in these Funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to the Funds or the issuer or owners of a Fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of the Funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of

174     Prospectus  ■  TIAA-CREF Lifecycle Funds

the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by or the consideration into which a fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of the Funds or any other person or entity in connection with the administration, marketing or offering of the Funds.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of the funds, owners of the funds, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or Fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

Additional information about the Trust and the Board of Trustees

A trustee of the Trust (a “Trustee”) who is not an “interested person” of the Trust for purposes of the 1940 Act is deemed to be independent and disinterested when taking action as a Trustee. The Trustees oversee the management of the Trust and each of the Funds on behalf of the Trust, and not on behalf of individual owners of shares of beneficial interest in the Trust. The Trustees, on behalf of the Trust, approve certain service agreements with Advisors and certain other service providers in order to procure necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not third-party beneficiaries of such service agreements. Neither this Prospectus nor any other communication from or on behalf of the Trust creates a contract between a shareholder of a Fund and the Trust, a Fund and/or the Trustees. The Trustees and Trust management may amend this Prospectus and interpret the investment objective, policies and restrictions applicable to any Fund without

TIAA-CREF Lifecycle Funds  ■  Prospectus     175

shareholder input or approval, except as otherwise provided by law or as disclosed by the Trust.

Glossary

Code: The Internal Revenue Code of 1986, as amended, including any applicable regulations and Revenue Rulings.

Duration: Duration is a measure of volatility in the price of a bond in response to a change in prevailing interest rates, with a longer duration indicating more volatility. It can be understood as the weighted average of the time to each coupon and principal payment of such a security. For an investment portfolio of fixed-income securities, duration is the weighted average of each security’s duration. For example, the price of a bond with a duration of two years will rise (fall) two percent for every one percent decrease (increase) in its interest rate.

Equity Investments: Primarily, common stock, preferred stock and securities convertible or exchangeable into common stock, including convertible debt securities, convertible preferred stock and warrants or rights to acquire common stock.

Fixed-Income or Fixed-Income Investments: Primarily, bonds and notes (such as corporate and government debt obligations), mortgage-backed securities, asset-backed securities, and structured securities that generally pay fixed or variable rates of interest; debt obligations issued at a discount from face value (i.e., that have an imputed rate of interest); non-interest-bearing debt securities (i.e., zero coupon bonds); and other non-equity securities that pay dividends.

Foreign Investments: Foreign investments may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies. Obligations issued by U.S. companies in non-U.S. currencies are not considered to be foreign investments.

Foreign Issuers: Foreign issuers generally include (1) companies whose securities are principally traded outside of the United States, (2) companies having their principal business operations outside of the United States,
(3) companies organized outside the United States, and (4) foreign governments and agencies or instrumentalities of foreign governments.

High-Yield Bond: A bond that has been rated lower than investment-grade by rating agencies or is deemed as such by Advisors and that generally pays a higher yield to compensate for its greater risk of default than an investment-grade bond.

Investment Glidepath: The general movement of the target allocations of the Funds (other than the Lifecycle Retirement Income Fund) from Underlying Funds that invest in equity securities to Underlying Funds that invest in fixed-

176     Prospectus  ■  TIAA-CREF Lifecycle Funds

income securities as a Fund’s target retirement year approaches, as well as after that target retirement year is reached.

Investment-Grade: A fixed-income security is investment-grade if it is rated in the four highest categories by a nationally recognized statistical rating organization (“NRSRO”) or an unrated security that Advisors determines is of comparable quality.

Short-Term Fixed-Income: Fixed-income securities with maturities from less than one year to five years.

U.S. Government Securities: Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

TIAA-CREF Lifecycle Funds  ■  Prospectus     177

Financial highlights

The Financial highlights tables are intended to help you understand the financial performance of each class of shares of the Funds for the past five years (or, if the class has not been in operation for five years, since commencement of operations of that class). Certain information reflects financial results for a single share of the Fund. The total returns in the table show the rates that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

[ ] serves as the Funds’ independent registered public accounting firm and has audited the financial statements of each of the Funds for each of the periods presented. Its report appears in the Funds’ Annual Report, which is available without charge upon request by calling 800-842-2252, by visiting the Funds’ website at www.tiaa.org or by visiting the SEC’s website at www.sec.gov.

178     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle Retirement Income Fund

TIAA-CREF Lifecycle Funds  ■  Prospectus     179

(continued)

180     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2010 Fund

TIAA-CREF Lifecycle Funds  ■  Prospectus     181

(continued)

182     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2015 Fund

TIAA-CREF Lifecycle Funds  ■  Prospectus     183

(continued)

184     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2020 Fund

TIAA-CREF Lifecycle Funds  ■  Prospectus     185

(continued)

186     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2025 Fund

TIAA-CREF Lifecycle Funds  ■  Prospectus     187

(continued)

188     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2030 Fund

TIAA-CREF Lifecycle Funds  ■  Prospectus     189

(continued)

190     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2035 Fund

TIAA-CREF Lifecycle Funds  ■  Prospectus     191

(continued)

192     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2040 Fund

TIAA-CREF Lifecycle Funds  ■  Prospectus     193

(continued)

194     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2045 Fund

TIAA-CREF Lifecycle Funds  ■  Prospectus     195

(continued)

196     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2050 Fund

TIAA-CREF Lifecycle Funds  ■  Prospectus     197

(continued)

198     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2055 Fund

TIAA-CREF Lifecycle Funds  ■  Prospectus     199

(continued)

200     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2060 Fund

TIAA-CREF Lifecycle Funds  ■  Prospectus     201

(concluded)

202     Prospectus  ■  TIAA-CREF Lifecycle Funds

[This page intentionally left blank.]

For more information about TIAA-CREF Funds

Statement of Additional Information (“SAI”). The Funds’ SAI contains more information about certain aspects of the Funds. A current SAI has been filed with the SEC and is incorporated into this Prospectus by reference. This means that the Funds’ SAI is legally a part of the Prospectus.

Annual and Semiannual Reports. The Funds’ annual and semiannual reports provide additional information about the Funds’ investments. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the preceding fiscal year. The audited financial statements in the Funds’ annual shareholder report dated May 31, 2018 are also incorporated into this Prospectus by reference.

Requesting documents. You can request a copy of the Funds’ SAI or these reports without charge, or contact the Funds for any other purpose, in any of the following ways:

By telephone:

Call 877-518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Over the Internet:

www.tiaa.org

Information about the Trust (including the Funds’ SAI) can be reviewed and copied at the SEC’s public reference room (202-551-8090) in Washington, DC. The reports and other information are also available through the EDGAR Database on the SEC’s Internet website at www.sec.gov. Copies of the information can also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549.

To lower costs and eliminate duplicate documents sent to your home, the Funds may mail only one copy of the Funds’ Prospectus, prospectus supplements, annual and semiannual reports, or any other required documents to your household, even if more than one shareholder lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call the Funds toll-free or write to the Funds as follows:

By telephone:

Call 877-518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Important information about procedures for opening a new account:

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, the Funds will ask for your name, address, date of birth, Social Security number and other information that will allow the Funds to identify you, such as your home telephone number. Until you provide the Funds with the information they need, the Funds may not be able to open an account or effect any transactions for you.

1940 Act File No. 811-9301	A12013 (10/17)

PROSPECTUS OCTOBER 1, 2018

TIAA-CREF Lifecycle Index Funds

of the TIAA-CREF Funds

Ticker
Fund	Institutional Class	Advisor Class	Premier Class	Retirement Class
Lifecycle Index Retirement Income Fund	TRILX	TLIHX	TLIPX	TRCIX
Lifecycle Index 2010 Fund	TLTIX	TLTHX	TLTPX	TLTRX
Lifecycle Index 2015 Fund	TLFIX	TLFAX	TLFPX	TLGRX
Lifecycle Index 2020 Fund	TLWIX	TLWHX	TLWPX	TLWRX
Lifecycle Index 2025 Fund	TLQIX	TLQHX	TLVPX	TLQRX
Lifecycle Index 2030 Fund	TLHIX	TLHHX	TLHPX	TLHRX
Lifecycle Index 2035 Fund	TLYIX	TLYHX	TLYPX	TLYRX
Lifecycle Index 2040 Fund	TLZIX	TLZHX	TLPRX	TLZRX
Lifecycle Index 2045 Fund	TLXIX	TLMHX	TLMPX	TLMRX
Lifecycle Index 2050 Fund	TLLIX	TLLHX	TLLPX	TLLRX
Lifecycle Index 2055 Fund	TTIIX	TTIHX	TTIPX	TTIRX
Lifecycle Index 2060 Fund	TVIIX	TVIHX	TVIPX	TVITX

This Prospectus describes the Institutional Class, Advisor Class, Premier Class and Retirement Class shares offered by the investment portfolios listed above (each, a “Fund” and, collectively, the “Funds”) of the TIAA-CREF Funds (the “Trust”). These Funds comprise the TIAA-CREF Lifecycle Index Funds (the “Lifecycle Index Funds”), a sub-family of funds offered by the Trust.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor can lose money in any of the Funds and the Funds could perform more poorly than other investments.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary information

Lifecycle Index Retirement Income Fund

Investment objective 6

Fees and expenses 6

Shareholder fees 6

Annual Fund operating expenses 7

Example 7

Portfolio turnover 8

Principal investment strategies 8

Principal investment risks 9

Past performance 10

Portfolio management 11

Purchase and sale of Fund shares 11

Tax information 12

Payments to broker-dealers and other financial intermediary compensation 12

Summary information

Lifecycle Index 2010 Fund

Investment objective 14

Fees and expenses 14

Shareholder fees 14

Annual Fund operating expenses 15

Example 15

Portfolio turnover 16

Principal investment strategies 16

Principal investment risks 18

Past performance 19

Portfolio management 20

Purchase and sale of Fund shares 20

Tax information 21

Payments to broker-dealers and other financial intermediary compensation 21

Summary information

Lifecycle Index 2015 Fund

Investment objective 22

Fees and expenses 22

Shareholder fees 22

Annual Fund operating expenses 23

Example 23

Portfolio turnover 24

Principal investment strategies 24

Principal investment risks 26

Past performance 27

Portfolio management 28

Purchase and sale of Fund shares 28

Tax information 29

Payments to broker-dealers and other financial intermediary compensation 29

Summary information

Lifecycle Index 2020 Fund

Investment objective 30

Fees and expenses 30

Shareholder fees 30

Annual Fund operating expenses 31

Example 31

Portfolio turnover 32

Principal investment strategies 32

Principal investment risks 34

Past performance 35

Portfolio management 36

Purchase and sale of Fund shares 36

Tax information 37

Payments to broker-dealers and other financial intermediary compensation 37

Summary information

Lifecycle Index 2025 Fund

Investment objective 38

Fees and expenses 38

Shareholder fees 38

Annual Fund operating expenses 39

Example 39

Portfolio turnover 40

Principal investment strategies 40

Principal investment risks 42

Past performance 43

Portfolio management 44

Purchase and sale of Fund shares 44

Tax information 45

Payments to broker-dealers and other financial intermediary compensation 45

Summary information

Lifecycle Index 2030 Fund

Investment objective 46

Fees and expenses 46

Shareholder fees 46

Annual Fund operating expenses 47

Example 47

Portfolio turnover 48

Principal investment strategies 48

Principal investment risks 50

Past performance 51

Portfolio management 52

Purchase and sale of Fund shares 52

Tax information 53

Payments to broker-dealers and other financial intermediary compensation 53

Summary information

Lifecycle Index 2035 Fund

Investment objective 54

Fees and expenses 54

Shareholder fees 54

Annual Fund operating expenses 55

Example 55

Portfolio turnover 56

Principal investment strategies 56

Principal investment risks 58

Past performance 59

Portfolio management 60

Purchase and sale of Fund shares 60

Tax information 61

Payments to broker-dealers and other financial intermediary compensation 61

Summary information

Lifecycle Index 2040 Fund

Investment objective 62

Fees and expenses 62

Shareholder fees 62

Annual Fund operating expenses 63

Example 63

Portfolio turnover 64

Principal investment strategies 64

Principal investment risks 66

Past performance 67

Portfolio management 68

Purchase and sale of Fund shares 68

Tax information 69

Payments to broker-dealers and other financial intermediary compensation 69

Summary information

Lifecycle Index 2045 Fund

Investment objective 70

Fees and expenses 70

Shareholder fees 70

Annual Fund operating expenses 71

Example 71

Portfolio turnover 72

Principal investment strategies 72

Principal investment risks 74

Past performance 75

Portfolio management 76

Purchase and sale of Fund shares 76

Tax information 77

Payments to broker-dealers and other financial intermediary compensation 77

Summary information

Lifecycle Index 2050 Fund

Investment objective 78

Fees and expenses 78

Shareholder fees 78

Annual Fund operating expenses 79

Example 79

Portfolio turnover 80

Principal investment strategies 80

Principal investment risks 82

Past performance 83

Portfolio management 84

Purchase and sale of Fund shares 84

Tax information 85

Payments to broker-dealers and other financial intermediary compensation 85

Summary information

Lifecycle Index 2055 Fund

Investment objective 86

Fees and expenses 86

Shareholder fees 86

Annual Fund operating expenses 87

Example 87

Portfolio Turnover 88

Principal investment strategies 88

Principal investment risks 90

Past performance 91

Portfolio management 92

Purchase and sale of Fund shares 92

Tax information 93

Payments to broker-dealers and other financial intermediary compensation 93

Summary information

Lifecycle Index 2060 Fund

Investment objective 94

Fees and expenses 94

Shareholder fees 94

Annual Fund operating expenses 95

Example 95

Portfolio turnover 96

Principal investment strategies 96

Principal investment risks 98

Past performance 99

Portfolio management 100

Purchase and sale of Fund shares 100

Tax information 101

Payments to broker-dealers and other financial intermediary compensation 101

Additional information about investment strategies and risks 102

Additional information about the Funds 102

More about the Funds’ strategy 102

Additional information about the Funds’ broad-based securities market indices 104

Additional information about the Funds’ composite benchmark indices 104

Additional information about the Underlying Funds 107

Additional information on investment risks of the Funds and Underlying Funds 108

Principal risks of the Funds 109

Additional risks of the Funds 114

Additional information on investment strategies and risks of the Funds and Underlying Funds 118

Portfolio holdings 121

Portfolio turnover 121

Share classes 121

Management of the Funds 122

The Funds’ investment adviser 122

Investment management fees 122

Portfolio management team 125

Other services 126

Distribution and service arrangements 127

All classes 127

Other payments by the Funds 127

Other payments by TPIS, Advisors or their affiliates 128

Calculating share price 129

Dividends and distributions 131

Taxes 132

Your account: purchasing, redeeming or exchanging shares 135

Fund shares offered in this Prospectus 135

Share class eligibility 135

Purchasing shares 138

Redeeming shares 143

Exchanging shares 146

Conversion of shares–applicable to all investors 148

Important transaction information 149

Market timing/excessive trading policy–applicable to all investors 151

Electronic prospectuses 153

Additional information about index providers 153

Additional information about the Trust and the Board of Trustees 155

Glossary 155

Financial highlights 157

Summary information

TIAA-CREF Lifecycle Index Retirement Income Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%	0%
Maximum Account Fee	0%	0%	0%	0%

6     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees[1,2]	0.19%	0.19%	0.19%	0.19%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses[1,2]	0.12%	0.19%	0.11%	0.36%

Total annual Fund operating expenses	0.31%	0.38%	0.45%	0.55%

Waivers and expense reimbursements[3,4]	(0.21)%	(0.20)%	(0.20)%	(0.20)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.10%	0.18%	0.25%	0.35%

1	Restated to reflect estimates for the current fiscal year.
2

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.

4	Advisors has contractually agreed to waive 0.102% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2019, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above, but that there will be no fee waiver or expense reimbursement arrangements in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$10	$18	$26	$36
3 years	$78	$102	$124	$156
5 years	$153	$193	$232	$287
10 years	$373	$461	$547	$670

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     7

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy that will not gradually adjust over time and is designed for investors who are already in or entering retirement (i.e., have already passed their retirement year). The Fund has a policy of investing at least 80% of its assets in Underlying Funds that are managed to seek investment returns that track particular market indices. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds and _____% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations may be changed and actual allocations may vary up to ten percentage points from the targets. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2019, which may change, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: _____%; and Inflation-Protected Assets: _____%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income) and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also

8     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change. Investors should note that the Fund has a significant level of equity exposure and this exposure could cause fluctuation in the value of the Fund depending on the performance of the equity markets generally.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2018, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     9

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class

10     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index Retirement Income Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2017

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     11

available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE MKT, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares

12     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     13

Summary information

TIAA-CREF Lifecycle Index 2010 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

14     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees[1,2]	0.19%	0.19%	0.19%	0.19%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses[1,2]	0.06%	0.14%	0.06%	0.31%

Total annual Fund operating expenses	0.25%	0.33%	0.40%	0.50%

Waivers and expense reimbursements[3,4]	(0.15)%	(0.15)%	(0.15)%	(0.15)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.10%	0.18%	0.25%	0.35%

1	Restated to reflect estimates for the current fiscal year.
2

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.

4	Advisors has contractually agreed to waive 0.10% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2019, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$10	$18	$26	$36
3 years	$65	$91	$113	$145
5 years	$126	$170	$209	$265
10 years	$303	$403	$491	$614

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     15

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have recently retired or have an approximate target retirement year within a few years, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors who retired in 2010 or plan to retire within a few years of 2010. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds and _____% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative. The Fund had target allocations of approximately _____% equity/_____% fixed-income in the Fund’s target retirement year of 2010 and will reach the Fund’s final target allocation of approximately _____% equity/_____% fixed-income at some point from 2017 to 2020. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2019, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: ____%; and Inflation-Protected Assets: ____%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund

16     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

(Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2018, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     17

will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

18     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     19

shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2010 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2017

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional

20     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE MKT, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     21

Summary information

TIAA-CREF Lifecycle Index 2015 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

22     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees[1,2]	0.18%	0.18%	0.18%	0.18%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses[1,2]	0.05%	0.13%	0.05%	0.30%

Total annual Fund operating expenses	0.23%	0.31%	0.38%	0.48%

Waivers and expense reimbursements[3,4]	(0.13)%	(0.13)%	(0.13)%	(0.13)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.10%	0.18%	0.25%	0.35%

1	Restated to reflect estimates for the current fiscal year.
2

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.

4	Advisors has contractually agreed to waive 0.10% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2019, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$10	$18	$26	$36
3 years	$61	$87	$109	$141
5 years	$116	$161	$200	$256
10 years	$280	$381	$468	$591

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     23

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2015. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds and ______% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative. The Fund has target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2015 and reaching the Fund’s final target allocation of approximately _____% equity/______% fixed-income at some point from 2022 to 2025. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2019, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: ______%; Short-Term Fixed-Income: ____%; and Inflation-Protected Assets: ____%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund

24     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

(Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2018, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     25

will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

26     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     27

shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2015 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2017

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional

28     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE MKT, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     29

Summary information

TIAA-CREF Lifecycle Index 2020 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

30     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees[1,2]	0.18%	0.18%	0.18%	0.18%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses[1,2]	0.03%	0.11%	0.03%	0.28%

Total annual Fund operating expenses	0.21%	0.29%	0.36%	0.46%

Waivers and expense reimbursements[3,4]	(0.11)%	(0.11)%	(0.11)%	(0.11)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.10%	0.18%	0.25%	0.35%

1	Restated to reflect estimates for the current fiscal year.
2

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.01% of average daily net assets for Institutional Class shares; (ii) 0.16% of average daily net assets for Advisor Class shares; (iii) 0.16% of average daily net assets for Premier Class shares; and (iv) 0.26% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.

4	Advisors has contractually agreed to waive 0.09% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2019, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$10	$18	$26	$36
3 years	$56	$82	$105	$137
5 years	$107	$152	$191	$247
10 years	$257	$357	$445	$569

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     31

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2020. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds and _______% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2020 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income at some point from 2027 to 2030. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2019, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: ____%; and Inflation-Protected Assets: ____%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund

32     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

(Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2018, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     33

will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

34     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     35

shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2020 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2017

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional

36     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE MKT, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     37

Summary information

TIAA-CREF Lifecycle Index 2025 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

38     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees[1,2]	0.17%	0.17%	0.17%	0.17%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses[1,2]	0.03%	0.11%	0.03%	0.28%

Total annual Fund operating expenses	0.20%	0.28%	0.35%	0.45%

Waivers and expense reimbursements[3,4]	(0.10)%	(0.10)%	(0.10)%	(0.10)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.10%	0.18%	0.25%	0.35%

1	Restated to reflect estimates for the current fiscal year.
2

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.018% of average daily net assets for Institutional Class shares; (ii) 0.168% of average daily net assets for Advisor Class shares; (iii) 0.168% of average daily net assets for Premier Class shares; and (iv) 0.268% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.

4	Advisors has contractually agreed to waive 0.082% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2019, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$10	$18	$26	$36
3 years	$54	$80	$102	$134
5 years	$103	$147	$186	$242
10 years	$245	$346	$433	$557

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     39

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2025. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds and _____% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2025 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income at some point from 2032 to 2035. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2019, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: _____%; and Inflation-Protected Assets: _____%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund

40     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

(Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2018, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     41

will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

42     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     43

shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2025 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2017

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional

44     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE MKT, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     45

Summary information

TIAA-CREF Lifecycle Index 2030 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

46     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees[1,2]	0.16%	0.16%	0.16%	0.16%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses[1,2]	0.04%	0.12%	0.04%	0.29%

Total annual Fund operating expenses	0.20%	0.28%	0.35%	0.45%

Waivers and expense reimbursements[3,4]	(0.10)%	(0.10)%	(0.10)%	(0.10)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.10%	0.18%	0.25%	0.35%

1	Restated to reflect estimates for the current fiscal year.
2

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.02% of average daily net assets for Institutional Class shares; (ii) 0.17% of average daily net assets for Advisor Class shares; (iii) 0.17% of average daily net assets for Premier Class shares; and (iv) 0.27% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.

4	Advisors has contractually agreed to waive 0.08% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2019, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$10	$18	$26	$36
3 years	$54	$80	$102	$134
5 years	$103	$147	$186	$242
10 years	$245	$346	$433	$557

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     47

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2030. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds and ______% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2030 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income at some point from 2037 to 2040. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2019, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: ____%; and Inflation-Protected Assets: ____%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund

48     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

(Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2018, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     49

will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

50     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     51

shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2030 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2017

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional

52     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE MKT, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     53

Summary information

TIAA-CREF Lifecycle Index 2035 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

54     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees[1,2]	0.16%	0.16%	0.16%	0.16%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses[1,2]	0.03%	0.11%	0.03%	0.28%

Total annual Fund operating expenses	0.19%	0.27%	0.34%	0.44%

Waivers and expense reimbursements[3,4]	(0.09)%	(0.09)%	(0.09)%	(0.09)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.10%	0.18%	0.25%	0.35%

1	Restated to reflect estimates for the current fiscal year.
2

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.031% of average daily net assets for Institutional Class shares; (ii) 0.181% of average daily net assets for Advisor Class shares; (iii) 0.181% of average daily net assets for Premier Class shares; and (iv) 0.281% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.

4	Advisors has contractually agreed to waive 0.069% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2019, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$10	$18	$26	$36
3 years	$52	$78	$100	$132
5 years	$98	$143	$182	$237
10 years	$234	$334	$422	$546

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     55

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2035. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds and % of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2035 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income at some point from 2042 to 2045. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2019, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: ____%; and Inflation-Protected Assets: ____%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund

56     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

(Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2018, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     57

will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

58     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     59

shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2035 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2017

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional

60     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE MKT, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     61

Summary information

TIAA-CREF Lifecycle Index 2040 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

62     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees[1,2]	0.15%	0.15%	0.15%	0.15%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses[1,2]	0.04%	0.12%	0.04%	0.29%

Total annual Fund operating expenses	0.19%	0.27%	0.34%	0.44%

Waivers and expense reimbursements[3,4]	(0.09)%	(0.09)%	(0.09)%	(0.09)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.10%	0.18%	0.25%	0.35%

1	Restated to reflect estimates for the current fiscal year.
2

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.03% of average daily net assets for Institutional Class shares; (ii) 0.18% of average daily net assets for Advisor Class shares; (iii) 0.18% of average daily net assets for Premier Class shares; and (iv) 0.28% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.

4	Advisors has contractually agreed to waive 0.07% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2019, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$10	$18	$26	$36
3 years	$52	$78	$100	$132
5 years	$98	$143	$182	$237
10 years	$234	$334	$422	$546

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     63

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2040. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds and _____% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2040 and reaching the Fund’s final target allocation of approximately _____% equity/______% fixed-income at some point from 2047 to 2050. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2019, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: ____%; and Inflation-Protected Assets: ____%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund

64     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

(Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2018, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     65

will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

66     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     67

shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2040 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2017

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional

68     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE MKT, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     69

Summary information

TIAA-CREF Lifecycle Index 2045 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

70     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees[1,2]	0.15%	0.15%	0.15%	0.15%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses[1,2]	0.05%	0.13%	0.05%	0.30%

Total annual Fund operating expenses	0.20%	0.28%	0.35%	0.45%

Waivers and expense reimbursements[3,4]	(0.10)%	(0.10)%	(0.10)%	(0.10)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.10%	0.18%	0.25%	0.35%

1	Restated to reflect estimates for the current fiscal year.
2

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.03% of average daily net assets for Institutional Class shares; (ii) 0.18% of average daily net assets for Advisor Class shares; (iii) 0.18% of average daily net assets for Premier Class shares; and (iv) 0.28% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.

4	Advisors has contractually agreed to waive 0.07% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2019, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$10	$18	$26	$36
3 years	$54	$80	$102	$134
5 years	$103	$147	$186	$242
10 years	$245	$346	$433	$557

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     71

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2045. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds and ____% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2045 and reaching the Fund’s final target allocation of approximately _____% equity/______% fixed-income at some point from 2052 to 2055. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2019, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: ____%; Short-Term Fixed-Income: ____%; and Inflation-Protected Assets: ____%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund

72     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

(Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2018, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     73

will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

74     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     75

shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2045 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2017

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional

76     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE MKT, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     77

Summary information

TIAA-CREF Lifecycle Index 2050 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

78     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees[1,2]	0.15%	0.15%	0.15%	0.15%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses[1,2]	0.05%	0.13%	0.05%	0.30%

Total annual Fund operating expenses	0.20%	0.28%	0.35%	0.45%

Waivers and expense reimbursements[3,4]	(0.10)%	(0.10)%	(0.10)%	(0.10)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.10%	0.18%	0.25%	0.35%

1	Restated to reflect estimates for the current fiscal year.
2

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.03% of average daily net assets for Institutional Class shares; (ii) 0.18% of average daily net assets for Advisor Class shares; (iii) 0.18% of average daily net assets for Premier Class shares; and (iv) 0.28% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.

4	Advisors has contractually agreed to waive 0.07% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2019, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$10	$18	$26	$36
3 years	$54	$80	$102	$134
5 years	$103	$147	$186	$242
10 years	$245	$346	$433	$557

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     79

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2050. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately ______% of the Fund’s assets to equity Underlying Funds and _____% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2050 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income at some point from 2057 to 2060. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2019, which will change over time, are approximately as follows: U.S. Equity: ______%; International Equity: _____%; Fixed-Income: _____%; Short-Term Fixed-Income: ____%; and Inflation-Protected Assets: _____%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund

80     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

(Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2018, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     81

will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

82     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     83

shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2050 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2017

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional

84     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE MKT, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     85

Summary information

TIAA-CREF Lifecycle Index 2055 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

86     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees[1,2]	0.15%	0.15%	0.15%	0.15%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses[1,2]	0.09%	0.16%	0.08%	0.33%

Total annual Fund operating expenses	0.24%	0.31%	0.38%	0.48%

Waivers and expense reimbursements[3,4]	(0.14)%	(0.13)%	(0.13)%	(0.13)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.10%	0.18%	0.25%	0.35%

1	Restated to reflect estimates for the current fiscal year.
2

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.04% of average daily net assets for Institutional Class shares; (ii) 0.19% of average daily net assets for Advisor Class shares; (iii) 0.19% of average daily net assets for Premier Class shares; and (iv) 0.29% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.

4	Advisors has contractually agreed to waive 0.06% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2019, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$10	$18	$26	$36
3 years	$63	$87	$109	$141
5 years	$121	$161	$200	$256
10 years	$292	$381	$468	$591

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     87

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2055. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds and ____% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2055 and reaching the Fund’s final target allocation of approximately ______% equity/_____% fixed-income at some point from 2062 to 2065. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2019, which will change over time, are approximately as follows: U.S. Equity: ______%; International Equity: _____%; Fixed-Income: ____%; Short-Term Fixed-Income: ____%; and Inflation-Protected Assets: ____%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund

88     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

(Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2018, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     89

will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

90     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     91

shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2055 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2017

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2011

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional

92     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE MKT, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     93

Summary information

TIAA-CREF Lifecycle Index 2060 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2060 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%
Maximum account fee	0%	0%	0%	0%

94     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class

Management fees[1,2]	0.15%	0.15%	0.15%	0.15%

Distribution (Rule 12b-1) fees	—	—	0.15%	—

Other expenses[1,2]	0.33%	0.39%	0.31%	0.56%

Total annual Fund operating expenses	0.48%	0.54%	0.61%	0.71%

Waivers and expense reimbursements[3,4]	(0.38)%	(0.36)%	(0.36)%	(0.36)%

Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.10%	0.18%	0.25%	0.35%

1	Restated to reflect estimates for the current fiscal year.
2

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.04% of average daily net assets for Institutional Class shares; (ii) 0.19% of average daily net assets for Advisor Class shares; (iii) 0.19% of average daily net assets for Premier Class shares; and (iv) 0.29% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.

4	Advisors has contractually agreed to waive 0.06% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2019, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$10	$18	$26	$36
3 years	$116	$137	$159	$191
5 years	$231	$266	$305	$360
10 years	$567	$642	$728	$849

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Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2018, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2060. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), expects to allocate approximately _____% of the Fund’s assets to equity Underlying Funds and ____% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2060 and reaching the Fund’s final target allocation of approximately _____% equity/_____% fixed-income at some point from 2067 to 2070. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations for June 30, 2019, which will change over time, are approximately as follows: U.S. Equity: _____%; International Equity: _____%; Fixed-Income: ____%; Short-Term Fixed-Income: ____%; and Inflation-Protected Assets: ____%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund

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(Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s target asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, for June 30, 2018, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders

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will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

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• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Fund. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund’s target allocations. After-tax performance is

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     99

shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2060 Fund

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2017

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, LLC.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2014	since 2014

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts.

• The minimum initial investment is $10 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional

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Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE MKT, are open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional information about investment strategies and risks of the Funds

Additional information about the Funds

Each of the Funds is a “fund of funds” and diversifies its assets by investing in Class W shares of other funds of the Trust and potentially other investment pools or investment products (the “Underlying Funds”). In general, each Fund (except the Lifecycle Index Retirement Income Fund) is designed for investors who have an approximate target retirement year in mind, and each Fund’s investments are adjusted from more aggressive to more conservative as a target retirement year approaches and for approximately seven to ten years afterwards. Generally, this means that each Fund’s investments (except the Lifecycle Index Retirement Income Fund) will gradually be reallocated to reduce weightings in Underlying Funds investing primarily in equity securities (stocks) and to increase weightings in Underlying Funds investing primarily in fixed-income securities (bonds) or money market instruments.

Each of the Lifecycle Index Funds has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek an investment return that tracks particular market indices.

The Lifecycle Index Retirement Income Fund is not designed for investors who have a specific retirement year in mind and its allocations will not gradually adjust over time. Instead, the Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds. The Lifecycle Index Retirement Income Fund has relatively fixed asset allocations between Underlying Funds that invest primarily in equity securities and those that invest primarily in fixed-income (including money market) securities.

The use of a particular index as a Fund’s benchmark index is not a fundamental policy and can be changed without shareholder approval.

The Funds are not appropriate for market timing. You should not invest in the Funds if you are a market timer.

No one can assure that the Funds will achieve their investment objective and investors should not consider any one Fund to be a complete investment program.

Please see the Glossary toward the end of this Prospectus for certain defined terms used in this Prospectus.

More about the Funds’ strategy

General information about the Funds

This Prospectus describes the shares of twelve Lifecycle Index Funds, a sub-family of funds offered by the Trust. Each Fund is a separate investment portfolio or mutual fund, and has its own investment objective, investment strategies, restrictions and associated risks. An investor should consider each Fund separately to determine if it is an appropriate investment. Allocations for the

102     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Funds are based on historical risk/return characteristics and Advisors’ assumptions. If an asset class, market sector or Underlying Fund should perform in a fashion that varies from historical characteristics and/or Advisors’ assumptions, then the allocations may not achieve the intended risk/return characteristics. The investment objective of each Fund and its non-fundamental investment restrictions may be changed by the Board of Trustees of the Trust without shareholder approval. Certain investment restrictions described in the Statement of Additional Information (“SAI”) are fundamental and may only be changed with shareholder approval. Each Fund is diversified under the Investment Company Act of 1940, as amended (“1940 Act”).

Investment glidepath and target allocations

The target allocations along the investment glidepath for each Fund (except the Lifecycle Index Retirement Income Fund) will gradually become more conservative (e.g., invest less in Underlying Funds holding primarily equity securities and invest more in Underlying Funds holding primarily fixed-income securities) over time as the target retirement year of the Fund approaches and is passed.

Investors should note that each Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund, depending on performance of the equity markets generally.

The following chart shows, as of June 30, 2019, how the investment glidepath for each Fund (except the Lifecycle Index Retirement Income Fund) is expected to gradually move the Fund’s target allocations over time between the equity and fixed-income asset classes and each Fund’s current position on the glidepath. The Lifecycle Index Retirement Income Fund has relatively fixed asset allocations that will not gradually adjust over time. The actual asset allocations of any particular Fund may differ from this chart.

The Funds’ investment glidepath

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Rebalancing

In order to maintain its target allocations, each Fund will generally invest incoming monies from share purchases to underweighted Underlying Funds. If cash flows are not sufficient to reestablish the current target allocation for a particular Fund, the Fund will generally rebalance its allocation among the Underlying Funds by buying and selling Underlying Fund shares. Additionally, in certain limited cases, the Funds may utilize other financial instruments, including derivatives, exchange-traded funds and exchange-traded notes, to facilitate the Funds’ efficient portfolio management. To minimize the amount of disruption to the Funds’ portfolios, rebalancings, reallocations or adjustments to the investment glidepath may occur gradually depending on Advisors’ assessment of, among other things, fund flows and market conditions.

Other potential investments

In addition to seeking equity and fixed-income market exposure through the Underlying Funds, the Funds may, in certain limited circumstances, directly invest in certain financial assets in order to seek to obtain desired portfolio exposures and to facilitate the Funds’ efficient portfolio management. Among other financial assets, the Funds may directly invest in equity and fixed-income securities, derivatives, exchange-traded funds and exchange-traded notes.

A portion of each Fund may also be invested in certain annuity or other contracts issued by Teachers Insurance and Annuity Association of America (“TIAA”), to the extent that it is determined that they are appropriate in light of the Funds’ desired levels of risk and potential return at the particular time, and provided that the Funds have received any necessary exemptive relief from the SEC to participate in such investments.

Additional information about the Funds’ broad-based securities market indices

The returns shown against the broad-based securities market index compare a Fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.

Additional information about the Funds’ composite benchmark indices

The composite benchmark index for each of the Funds is a composite of five unmanaged benchmark indices that represent the five market sectors in which each of the Funds invests across the equity and fixed-income asset classes, and provides a more relevant benchmark for each Fund’s performance as compared to its broad-based market index. The composite benchmark is created by

104     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

applying the performance of the benchmark indices in proportion to each Fund’s target allocations across the market sectors. As a result, each Fund’s composite benchmark changes over time with changes in the Fund’s equity and fixed-income target allocations. When the composite index changes, its new allocation is utilized to calculate composite performance from and after such change. Composite index performance for periods prior to the change is not recalculated or restated based on the composite index’s new allocation but rather reflects the composite index’s actual allocation during the period.

The five market sectors and the related benchmark indices for the Funds are as follows: U.S. Equity (Russell 3000® Index); International Equity (MSCI EAFE® Index + MSCI Emerging Markets® Index (the “MSCI EM Index,” and together with the MSCI EAFE Index, the “MSCI EAFE + EM Index”)); Fixed-Income (Bloomberg Barclays U.S. Aggregate Bond Index); Short-Term Fixed-Income (Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index); and Inflation-Protected Assets (Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 1–10 Year Index).

For performance during periods commencing February 1, 2011, the MSCI EAFE + EM Index replaced the MSCI EAFE Index in the Composite Index as the market sector index component for International Equity. For performance during periods commencing October 1, 2015, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index will be the market sector index component for Short-Term Fixed-Income in the Composite Index. For performance periods commencing January 1, 2016, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index replaced the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) as the market sector index component for Inflation-Protected Assets.

For current performance information of each Fund share class, including performance to the most recent month-end, please visit www.tiaa.org.

The benchmark indices for the Funds are described below.

Russell 3000® Index (U.S. Equity)

The Russell 3000® Index represents the 3,000 largest publicly traded U.S. companies, based on market capitalization (according to the Russell Investment Group). Russell 3000® Index companies represent about 98% of the total market capitalization of the publicly traded U.S. equity market. As of June 30, 2017, the Russell 3000® Index had a mean market capitalization of $140.23 billion and a median market capitalization of $1.62 billion. The largest market capitalization of companies in the Russell 3000® Index was $749.74 billion. The Russell Investment Group determines the composition of the index based only on market capitalization and can change its composition at any time.

MSCI EAFE + EM Index (International Equity)

The MSCI EAFE + EM Index tracks the performance of the leading stocks in 22 MSCI developed countries outside of North America (Europe, Australasia and the

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Far East) and in 21 MSCI emerging countries. The MSCI EAFE + EM Index constructs indices country by country, then assembles the country indices into regional indices. To construct an MSCI country index, the MSCI EAFE + EM Index analyzes each stock in that country’s market based on its market capitalization, trading volume, significant owners and other factors.

The stocks are sorted by free float adjusted market capitalization, and the largest stocks (meeting liquidity and trading volume requirements) are selected until approximately 85% of the free float adjusted market representation of each country’s market is reached. When combined as the MSCI EAFE + EM Index, the regional index captures approximately 85% of the free float adjusted market capitalization of 22 developed and 21 emerging countries around the world.

The MSCI EAFE + EM Index primarily includes securities of large- and mid-cap issuers. MSCI Barra determines the composition of the index based on a combination of factors including regional/country exposure, price, trading volume and significant owners, and can change its composition at any time.

Bloomberg Barclays U.S. Aggregate Bond Index (Fixed-Income)

The Bloomberg Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass through securities, asset-backed securities and commercial mortgage-backed securities. This index contains approximately 9,355 issues. The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar-denominated. To be selected for inclusion in the Bloomberg Barclays U.S. Aggregate Bond Index, the securities must have a minimum maturity of one year. Securities must be rated investment-grade or higher using the middle rating of Moody’s, S&P and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used to determine index eligibility.

Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (Short-Term Fixed-Income)

The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index tracks the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–3 year maturities. The securities in the index must be rated investment-grade or higher by at least two of the following rating agencies: Moody’s, S&P and Fitch.

Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS)
1–10 Year Index (Inflation-Protected Assets)

The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (the “Bloomberg Barclays TIPS 1–10 Index”) measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the CPI-U. To be selected for inclusion in the Bloomberg

106     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Barclays TIPS 1–10 Index, the securities must have a minimum maturity of 1 year and a maximum maturity of 9.9999 years, with a minimum par amount outstanding of $250 million.

Additional information about the Underlying Funds

The following is a description of the investment objectives and principal investment strategies of the Underlying Funds of the Trust in which the Funds may invest. For a discussion of the risks associated with these investments, see the “Additional information on principal investment risks of the Funds and Underlying Funds” section. For a more detailed discussion of the investment strategies and risks of the Underlying Funds of the Trust, see the Prospectus for the Class W shares of the Underlying Funds of the Trust at www.tiaa.org/prospectuses.

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Fund	Investment objective, strategies and benchmark
Equity Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities to track the overall U.S. equity markets based on a market index. Under normal circumstances, the Fund invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in equity securities of its benchmark index, the Russell 3000 Index.

Emerging Markets Equity Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging market equity investments based on market index. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities that comprise its benchmark index, the MSCI EM Index, or in instruments with economic characteristics similar to all or a portion of the MSCI EM Index.

International Equity Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on the MSCI EAFE® Index, which is also its benchmark index. Under normal circumstances, the Fund invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in securities within the MSCI EAFE® Index.

Bond Index Fund

Seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities (including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed, commercial mortgage-backed and asset-backed securities) that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund has a policy of investing in at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in securities within the Bloomberg Barclays U.S. Aggregate Bond Index.

Short-Term Bond Index Fund

Seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the short-term U.S. investment-grade bond market. Under normal circumstances, the Fund invests at least 80% of its assets in bonds within its benchmark and portfolio tracking index, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index.

Inflation-Linked Bond Fund

Seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds. Under normal circumstances, the Fund invests primarily in fixed-income securities whose returns are designed to track a specified inflation index, the CPI-U, over the life of the security. Typically, the Fund invests in U.S. Treasury Inflation-Indexed Securities. The Fund’s benchmark index is the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index, which measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the CPI-U.

Additional information on investment risks of the Funds and Underlying Funds

The assets of each of the Funds are normally allocated among Underlying Funds investing primarily in equity securities and Underlying Funds investing

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primarily in fixed-income securities, but the Funds may also directly invest in such securities or other financial instruments. Each Fund is subject to asset allocation risk, index risk, underlying funds risk, which includes the risks of equity securities, fixed-income securities and other investments in proportion to the allocation of Fund assets among the Underlying Funds, active management risk and fund of funds risk. To the extent a Fund directly invests in securities or other investments, it would be exposed to the risks associated with investing in such instruments. Because the Funds and certain Underlying Funds may use derivatives to a limited degree, the Funds may directly and indirectly have limited exposure to the risks of derivatives. Each of these risks, alone or in combination with other risks, has the potential to impact Fund performance.

Principal risks of the Funds

Asset allocation risk

The Funds may not achieve their target allocations and the selection of market sectors and Underlying Funds and the allocations among them may result in a Fund underperforming other similar funds or cause an investor to lose money. Although the allocation decisions of Advisors are intended to result in each Fund meeting its investment objective, Underlying Fund and asset class performance may differ in the future from the historical performance and assumptions upon which Advisors’ decisions are based, which could cause a Fund to not meet its investment objective. A Fund will generally rebalance its allocations among the Underlying Funds by using cash flows where possible. If cash flows are not sufficient to reestablish the current target allocations for a Fund, the Fund will generally rebalance by buying and selling Underlying Fund shares. Periodic rebalancing of a Fund’s allocations can sometimes cause the Fund and the Underlying Funds to incur transactional expenses. These expenses can adversely affect performance of the Funds and the Underlying Funds.

Index risk

Each of the Lifecycle Index Funds may invest in the Equity Index Fund, the International Equity Index Fund, the Emerging Markets Equity Index Fund, the Short-Term Bond Index Fund and the Bond Index Fund (each, an “Underlying Index Fund” and collectively, the “Underlying Index Funds”). Index risk is the risk that the performance of an Underlying Index Fund will not correspond to, or may underperform, its benchmark index for any period of time. Although each Underlying Index Fund generally attempts to use the investment performance of its respective index as a baseline, it may not duplicate the exact composition of that index. In addition, unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an Underlying Index Fund to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. Therefore, none of the Underlying Index Funds can guarantee that its performance will match or exceed its index for any period of time.

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Underlying Funds risk

Each Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund. The Underlying Funds are exposed to the risks of investing in equity and/or fixed-income securities and other investments in accordance with their investment strategies. The risks associated with investing in equity securities and fixed-income securities and other investments not already described in the above are described in the “Equity securities risks” and “Fixed-income securities risks” sections below.

Equity securities risks

Each Fund may gain exposure, depending on where it is on the investment glidepath, to equity securities directly or through certain Underlying Funds. In general, the value of equity securities fluctuates in response to the fortune of individual companies and in response to general market and economic conditions. The value of a Fund may increase or decrease as a result of its exposure to equity securities. More specifically, each Fund, directly or through one or more Underlying Funds, is typically subject to the following principal investment risks (in the following risk descriptions “Fund” may refer to the Fund, an Underlying Fund, or both):

• Foreign Investment Risk—Foreign investments, which may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) economic sanctions or other measures by the U.S. or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and custodial and transaction costs are often higher for foreign investments, and it may be more difficult to use foreign laws and courts to enforce financial or legal obligations.

The risks described above often increase in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, prices of issuers in emerging market countries may be volatile and difficult to

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determine. In addition, foreign investors such as the Funds are subject to a variety of special restrictions in many such countries.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

• Market Risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets such as significant changes in interest and inflation rates and the availability of credit. Accordingly, the value of the equity investments that the Funds hold may decline over short or extended periods of time. Any investment is subject to the risk that the financial markets as a whole may decline in value, thereby depressing the investment’s price. Equity markets, for example, tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect local economic and financial conditions and, therefore, trends often vary from country to country and region to region. During periods of unusual volatility or turmoil in the financial markets, a Fund may undergo an extended period of decline.

Fixed-income securities risks

Each Fund may gain exposure, depending on where it is on the investment glidepath, to fixed-income securities directly or through certain Underlying Funds that invest primarily in fixed-income securities (the “Fixed-Income Underlying Funds”). Each Fund, directly or through its investments in one or more Fixed-Income Underlying Funds, is typically subject to the following principal investment risks related to fixed-income securities (in the following risk descriptions “Fund” may refer to the Fund, a Fixed-Income Underlying Fund, or both):

• Call Risk—The risk that an issuer will redeem a fixed-income investment prior to maturity. This often happens when prevailing interest rates are lower than the rate specified for the fixed-income investment. If a fixed-income investment is called early, a Fund may not be able to benefit fully from the increase in value that other fixed-income investments experience when interest rates decline. Additionally, a Fund would likely have to reinvest the payoff proceeds at current yields, which are likely to be lower than the fixed-income investment in which the Fund originally invested, resulting in a decline in income.

• Credit Risk (a type of Issuer Risk)—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments when due. Credit risk relates to the possibility that the issuer could default on its obligations, thereby causing a Fund to

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lose its investment. Credit risk is heightened in times of market turmoil when perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers and/or governments may deteriorate rapidly with little or no warning. Credit risk is also heightened in the case of investments in lower-rated, high-yield fixed-income securities because their issuers are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade securities, issuers of lower-rated, high-yield fixed-income investments are more likely to encounter financial difficulties and to be materially affected by such difficulties. High-yield securities may also be relatively more illiquid; therefore, they may be more difficult to purchase or sell than more highly rated securities.

• Extension Risk—The risk that, during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates, resulting in less income than potentially available. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can lengthen depending on homeowner prepayment activity. A decline in the prepayment rate and the resulting increase in duration of fixed-income securities held by a Fund can result in losses to investors in the Fund.

• Income Volatility Risk—Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of fixed-income securities. The risk of income volatility is that the level of current income from a portfolio of fixed-income securities may decline in certain interest rate environments.

• Interest Rate Risk (a type of Market Risk)—The risk that the value or yield of fixed-income investments may decline if interest rates change. In general, when prevailing interest rates decline, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to increase while yields on similar newly issued fixed-income investments tend to decrease, which could adversely affect a Fund’s income. Conversely, when prevailing interest rates increase, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to decline while yields on similar newly issued fixed-income investments tend to increase. If a fixed-income investment pays a floating or variable rate of interest, changes in prevailing interest rates may increase or decrease the investment’s yield. Fixed-income investments with longer durations tend to be more sensitive to interest rate changes than shorter-term investments. Interest rate risk is generally heightened during periods when prevailing interest rates are low or negative. During periods of very low or negative interest rates, a Fund may not be able to maintain positive returns. As of the date of this Prospectus, interest rates in the United States and in

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certain foreign markets are at or near historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). The Funds currently face a heightened level of interest rate risk, especially as the Federal Reserve Board has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

• U.S. Government Securities Risk—U.S. Treasury obligations and some obligations of U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Government. Other U.S. Government agencies or instrumentalities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if not required to do so by law, and such agencies or instrumentalities may not have the funds to meet their payment obligations in the future. Therefore, securities issued by U.S. Government agencies or instrumentalities that are not backed by the full faith and credit of the U.S. Government may involve increased risk of loss of principal and interest. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

To the extent a Fund invests significantly in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the securities of the U.S. Government or its agencies or instrumentalities in which the Fund invests may have a significant impact on the Fund’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one U.S. Government agency or instrumentality may adversely affect the market prices of securities issued or guaranteed by other agencies or instrumentalities.

Active management risk

The risk that the performance of the Funds or the Underlying Funds that are actively managed, in whole or in part, reflects in part the ability of the portfolio manager(s) to make active, qualitative investment decisions that are suited to

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achieving the Funds’ or Underlying Funds’ investment objectives. As a result of investment selection or trade execution, a Fund or an Underlying Fund could underperform its respective benchmarks or other mutual funds with similar investment objectives.

Fund of funds risk

The ability of a Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds in which it invests to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

Additional Risks of the Funds

In addition to the Funds’ principal risks noted above, below are some non-principal risks to which the Funds may have exposure depending upon their particular allocation to the various Underlying Funds (in the following risks descriptions “Fund” may refer to a Fund, an Underlying Fund or both):

• Downgrade Risk—The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated. If this occurs, the values of these investments may decline, or it may affect the issuer’s ability to raise additional capital for operational or financial purposes and increase the chance of default, as a downgrade may be seen in the financial markets as a signal of an issuer’s deteriorating financial position.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as a Fund are subject to a variety of special restrictions in many emerging market countries.

• Fixed-Income Foreign Investment Risk—Foreign investments, which may include fixed-income securities of foreign issuers, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited financial information about the foreign debt issuer or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) economic sanctions or other measures by the United States or other governments;

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(9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest on its debt obligations to investors outside the country. It may also be difficult to use foreign laws and courts to force a foreign issuer to make principal and interest payments on its debt obligations. In addition, the cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates.

The risks described above often increase in countries with emerging markets. For example, the ability of a foreign sovereign issuer, especially in an emerging market country, to make timely and ultimate payments on its debt obligations may be strongly influenced by the issuer’s balance of payments, including export performance, its access to international credit and investments, fluctuations of interest rates and the extent of its foreign reserves. If a deterioration occurs in the foreign country’s balance of payments, it could impose temporary restrictions on foreign capital remittances. In addition, there is a risk of restructuring certain foreign debt obligations that could reduce and reschedule interest and principal payments.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame. Illiquid investments are those that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment. A Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investment at an advantageous time or price, which could prevent the Fund from taking advantage of other investment opportunities. There is also a risk that unusually high redemption requests, including redemption requests from certain large shareholders (such as institutional investors) or asset allocation changes, may make it difficult for a Fund to sell investments in sufficient time to allow it to meet redemptions or require a Fund to sell illiquid investments at reduced prices or under unfavorable conditions. In October 2016, the SEC adopted new regulations that may limit a Fund’s ability to invest in illiquid and less liquid investments, which may adversely affect a Fund’s performance and ability to achieve its investment objective when the regulations take effect in December 2018. Illiquid investments may trade less frequently, in lower quantities and/or at a discount as compared to more liquid investments, which may cause a Fund to receive distressed prices and incur higher transaction costs when selling such investments. Securities that are liquid at the time of purchase may subsequently become illiquid due to events such as adverse developments for an issuer, industry-specific developments, market events, rising interest rates, changing economic conditions or investor perceptions and geopolitical risk.

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• Index Risk—The risk that the performance of an indexed Fund will not correspond to, or may underperform, its benchmark index for any period of time. Although an indexed Fund attempts to use the investment performance of its particular index as a baseline, it may not duplicate the exact composition of that index. In addition, unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an indexed fund to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. Therefore, no indexed Fund can guarantee that its performance will match its index for any period of time.

• Large-Cap Risk—The risk that, by focusing on securities of larger companies, a Fund may have fewer opportunities to identify securities that the market misprices and that these companies may grow more slowly than the economy as a whole or not at all. Also, larger companies may fall out of favor with the investing public as a result of market, political and economic conditions, including for reasons unrelated to their businesses or economic fundamentals.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—Trading activity in fixed-income investments in which a Fund invests may be dramatically reduced or cease at any time, whether due to general market turmoil, limited dealer capacity, problems experienced by a single company or a market sector or other factors. In such cases, it may be difficult for a Fund to properly value assets represented by such investments. In addition, a Fund may not be able to purchase or sell a security at a price deemed to be attractive, if at all, which may inhibit a Fund from pursuing its investment strategies or negatively impact the values of portfolio holdings. Further, an increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed-income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values of portfolio holdings and increase the Fund’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed-income markets. Certain fixed-income investments with longer durations or maturities may face heightened levels of liquidity risk.

• Mid-Cap Risk—Securities of medium-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, medium-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of medium-sized companies that a Fund wishes to sell when the company is not perceived

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favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of medium-sized companies may be greater than those of more widely traded securities.

• Prepayment Risk—The risk that, during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing a Fund to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in income. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can shorten depending on homeowner prepayment activity. A rise in the prepayment rate and the resulting decline in duration of fixed-income securities held by a Fund can result in losses to investors in the Fund.

• Small-Cap Risk—Securities of small-sized companies may experience greater fluctuations in price than the securities of larger companies. The securities of small-sized companies are often less liquid than those of larger, more established companies. The number of small-sized companies whose securities are listed on securities exchanges has been declining while investor demand for the securities of such issuers has been increasing, in each case relative to historical trends, which may increase a Fund’s exposure to illiquid investments risk. As a result, a Fund’s investments in the securities of small-sized companies may be difficult to purchase or sell at an advantageous time or price, which could prevent the Fund from taking advantage of investment opportunities. From time to time, small-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of small-sized companies that a Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of small-sized companies may be greater than those of more widely traded securities.

• Special Risks for Inflation-Indexed Bonds—The risk that market values of inflation-indexed investments held by the Fund may be adversely affected by a number of factors, including changes in the market’s inflation expectations, changes in real rates of interest or declines in inflation (or deflation). There is a risk that interest payments in inflation-indexed investments may fall because of a decline in inflation (or deflation). In addition, the CPI-U may not accurately reflect the true rate of inflation. If the

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market perceives that any of these events have occurred, then the market value of those investments could be adversely affected.

In addition to the investment risks set forth above, there are other risks associated with investing in the Funds and their investments that are discussed elsewhere in the Funds’ Prospectus and in the Funds’ SAI. There can be no assurances that a Fund will achieve its investment objective. You should not consider any Fund to be a complete investment program.

Additional information on investment strategies and risks of the Funds and Underlying Funds

The Equity Funds

The Underlying Funds of the Trust that invest primarily in equity securities—the Equity Index Fund, the International Equity Index Fund and the Emerging Markets Equity Index Fund (collectively, the “Equity Funds”)—may also invest in short-term debt securities of the same type as those held by the TIAA-CREF Money Market Fund and other kinds of short-term instruments. These short-term investments help the Equity Funds maintain liquidity, use cash balances effectively, and take advantage of attractive investment opportunities. The Equity Funds also may invest up to 20% of their assets in fixed-income securities. The Equity Funds may invest in fixed-income investments to obtain current income, to use cash balances effectively and in circumstances when Advisors determines that the risk of loss from equity securities outweighs the potential for capital gains or higher income. For a general discussion of fixed-income investments, see “Investment policies—Debt instruments generally” in the Funds’ SAI. The Equity Funds may also manage cash by investing in money market funds or other short-term investment company securities.

Each Fund and/or Equity Fund may write (sell) call options, including covered call options, and purchase put options, to try to enhance income, reduce portfolio volatility and protect gains in its portfolio. Such options may include put and call options on securities of the types in which a Fund or an Equity Fund may invest and on securities indices composed of such securities. In writing (selling) call options, a Fund or an Equity Fund may give up the opportunity to profit on a security if the market price of the security rises and the option is exercised and, conversely, the premiums received from call options sold may not reduce the extent of a Fund’s or an Equity Fund’s losses during periods of market decline. In purchasing call and put options, a Fund or an Equity Fund may purchase a call or put option that expires with no value due to the market price of the security remaining below or above, as applicable, the strike price of the option. In such an event, a Fund or an Equity Fund would lose the value of the premium paid for the call or put option but would also receive no economic benefit from the purchase or sale, as applicable, of the security. The Funds and the Equity Funds can also write (sell) put options. In writing put options, a Fund or an Equity Fund may experience losses on a security if the market price of the security declines and the option is exercised and, conversely, the premiums received from the put

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options sold may not reduce the extent of a Fund’s or an Equity Fund’s losses during periods of market decline.

In addition, each Fund and/or Equity Fund may buy and sell futures contracts on securities indices composed of securities of the types in which it may invest, and put and call options on such futures contracts. Each Fund and/or Equity Fund may use such futures contracts and options on futures contracts for hedging or cash management purposes, or to seek increased total return. Futures contracts permit a Fund and/or an Underlying Fund to gain exposure to groups of securities and thereby have the potential to earn returns that are similar to those that would be earned by direct investments in those securities or instruments.

Where appropriate futures contracts do not exist, or if Advisors deems advisable for other reasons, a Fund and/or an Equity Fund may invest in investment company securities, such as exchange-traded funds (“ETFs”). A Fund and/or an Equity Fund may also invest in ETFs as well as exchange-traded notes (“ETNs”) for cash management purposes or other purposes, including to gain exposure to certain sectors or securities that are represented by ownership in ETFs. ETFs and ETNs will be subject to the risks associated with the types of asset classes, securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk. When an Equity Fund or a Fund invests in ETFs, ETNs or other Underlying Funds that are not offered by the Trust (“Unaffiliated Underlying Funds”), it will bear a proportionate share of expenses charged by the investment company in which the Equity Fund or the Fund invests. An ETF may trade at a premium or discount to NAV. In seeking to manage currency exposure, the Funds and/or the Equity Funds may also enter into forward currency contracts and currency swaps and may buy or sell put and call options and futures contracts on foreign currencies.

The Funds and the Equity Funds can also invest in derivatives and other similar financial instruments, such as equity swaps and equity-linked fixed-income securities, so long as these derivatives and financial instruments are consistent with a particular Fund’s investment objective, restrictions and policies and current regulations.

The Fixed-Income Funds

The Underlying Funds of the Trust that invest primarily in fixed-income securities—the Bond Index Fund, the Short-Term Bond Index Fund and the Inflation-Linked Bond Fund (collectively, the “Fixed-Income Funds”)—may make certain other investments, but not as principal strategies. For example, the Fixed-Income Funds may invest in interest-only and principal-only mortgage-backed securities. These instruments have unique characteristics and are more sensitive to prepayment risk and extension risk than traditional mortgage-backed securities. Similarly, the Fixed-Income Funds may also buy and sell put and call options, futures contracts, and options on futures. The Fixed-Income Funds

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intend to use options and futures primarily as a hedging technique or for cash management as well as risk management. In seeking to manage currency risk, the Fixed-Income Funds can also enter into forward currency contracts, and buy or sell options and futures on foreign currencies, or enter into foreign currency contracts. The Fixed-Income Funds can also buy and sell swaps and options on swaps, so long as these are consistent with each Fixed-Income Fund’s investment objective, restrictions and policies, as well as current regulations.

Derivatives risks

The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments to which the derivatives relate. Derivatives such as swaps are subject to risks such as liquidity risk, interest rate risk, market risk, and credit risk. These derivatives involve the risk of mispricing or improper valuation and the risk that the prices of certain options, futures, swaps (including credit default swaps), forwards and other types of derivative instruments, and their prices, may not correlate perfectly with the prices or performance of the underlying security, currency, rate, index or other asset. Certain derivatives present the risk of default by the other party to the contract, and some derivatives are, or may suddenly become, illiquid. Some of these risks exist for futures and options which may trade on established markets. Unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance of a Fund than if it had not entered into derivatives transactions. The potential for loss as a result of investing in derivatives, and the speed at which such losses can be realized, can be greater than investing directly in the underlying security or other instrument. Derivative investments can create leverage by magnifying investment losses or gains, and the Fund and the Underlying Fund could lose more than the amount invested. Investment returns could depend primarily upon the performance of securities that the Fund or the Underlying Fund does not own. Changes in regulation relating to a mutual fund’s use of derivatives could potentially limit or impact an Underlying Fund’s or a Fund’s ability to invest in derivatives and adversely affect the value or performance of derivatives, the Underlying Funds and the Fund.

Investments for temporary defensive purposes

Each Fund, as well as each Underlying Fund, may, for temporary defensive purposes, invest all of its assets in cash and money market instruments, including, for the Funds, the Money Market Fund. In doing so, the Fund and the Underlying Fund may be successful in reducing market losses but may otherwise fail to achieve their respective investment objectives. Cash assets are generally not income-generating and would impact a Fund’s performance.

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Portfolio holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the Funds’ SAI.

Portfolio turnover

While each Fund will normally seek to invest in Underlying Funds for the long term, it may frequently rebalance those holdings with the goal of staying close to its projected target allocations. Therefore, a Fund may sell shares of Underlying Funds regardless of how long they have been held. Although a Fund bears no brokerage commissions when it buys or sells shares of Underlying Funds of the Trust, it may bear transaction costs, including brokerage commissions, when it transacts in shares of Unaffiliated Underlying Funds. A “high portfolio turnover rate” for a Fund with respect to its holdings of Unaffiliated Underlying Funds generally will result in greater transaction costs, including brokerage commissions or bid-ask spreads, borne by the Funds and, ultimately, by shareholders. The portfolio turnover rates of the Funds during recent fiscal periods are provided in the Financial highlights. The Funds are not subject to a specific limitation on portfolio turnover and are generally not managed to minimize tax burdens of shareholders.

An Underlying Fund that engages in active and frequent trading of portfolio securities will have a correspondingly higher portfolio turnover rate. A high portfolio turnover rate for an Underlying Fund generally will result in greater transaction costs, including brokerage commissions or bid-ask spreads, borne by the Underlying Fund and, ultimately, by Fund shareholders. Also, Underlying Funds with high turnover rates may be more likely to generate capital gains that must be distributed to the Funds, and ultimately to Fund shareholders, as taxable income. None of the Underlying Funds of the Trust is subject to a specific limitation on portfolio turnover, and securities of each Underlying Fund may be sold at any time such sale is deemed advisable for investment or operational reasons.

Share classes

Each Fund may offer Institutional Class, Advisor Class, Premier Class and Retirement Class shares in this Prospectus. Each Fund’s investments are held by the Fund as a whole, not by a particular share class, so an investor’s money will be invested the same way no matter which class of shares is held. However, there are differences among the fees and expenses associated with each class and not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Please contact us if you have questions or would like assistance in determining which class is right for you.

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Management of the Funds

The Funds’ investment adviser

Advisors manages the assets of the Trust, under the supervision of the Board of Trustees. Advisors is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. Advisors is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. Advisors also manages the investments of TIAA Separate Account VA-1 and TIAA-CREF Life Funds. Through an affiliated investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”), certain personnel of Advisors also manage the investment accounts of CREF. As of June 30, 2017, Advisors and TCIM together had approximately $346 billion of registered investment company assets under management. Advisors is located at 730 Third Avenue, New York, NY 10017-3206.

TIAA entities sponsor an array of financial products for retirement and other investment goals. For some of these products, for example, the investment accounts of CREF, TIAA or its subsidiaries perform services “at-cost.” The Funds offered in the Prospectus, however, pay the management fees and other expenses that are described in the tables of fees and expenses in this Prospectus. The management fees paid by the Funds to Advisors are intended to compensate Advisors for its services to the Funds and are not limited to the reimbursement of Advisors’ costs. Thus, under this arrangement, Advisors can earn a profit or incur a loss on the services which it renders to the Funds. The Funds also pay Advisors for certain administrative services that Advisors provides to the Funds on an at-cost basis.

Advisors manages the assets of the Funds pursuant to an investment management agreement with the Trust (the “Management Agreement”). Advisors’ duties under the Management Agreement include, among other things, providing the Funds with investment research, advice and supervision; furnishing an investment program for the Funds; determining which securities or other investments to purchase, sell or exchange; and providing or obtaining any other necessary services to manage, acquire or dispose of securities, cash or other investments. Advisors also supervises and acts as liaison among the various service providers to the Funds, such as the custodian and transfer agent.

Investment management fees

Prior to October 1, 2018, the Funds invested in Institutional Class shares of the Underlying Funds of the Trust. As part of a shift to investing in Class W shares, the Funds have agreed, pursuant to certain contractual arrangements discussed further below, to incur directly their pro rata portion of the investment management fees and certain other expenses (net of other

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waivers/reimbursements) allocable to Class W shares of the Underlying Funds of the Trust in which the Funds invest. These fees and expenses are therefore reflected as part of a Fund’s “Management fees” and “Other expenses,” respectively, in the “Fees and expenses” section of each Fund in this Prospectus instead of being presented as “Acquired Fund fees and expenses.” Prior to October 1, 2018, the expenses of the Institutional Class shares of the Underlying Funds of the Trust in which the Funds invested were not incurred directly by the Funds, and were instead reflected as a Fund’s “Acquired Fund fees and expenses” in the “Fees and expenses” section of each Fund in this Prospectus.

Under the terms of the Management Agreement, Advisors is entitled to a fee that, effective October 1, 2018, is made up of two components, which are added together to create the total investment management fee. The first component, the Asset Allocation Fee Rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds Fee Rate, is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management fee rate, as determined pursuant to its investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (other than the Class W investment management fee waiver and/or reimbursement arrangement discussed below), in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the average daily net assets of the Fund. Prior to October 1, 2018, each Fund’s management fee was made up of only the Asset Allocation Fee Rate. Advisors has contractually agreed to waive a portion of the Asset Allocation Fee Rate component of certain Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund: 0.10% for the Lifecycle Index Retirement Income, 2010 and 2015 Funds; 0.09% for the Lifecycle Index 2020 Fund; 0.082% for the Lifecycle Index 2025 Fund; 0.08% for the Lifecycle Index 2030 Fund; 0.069% for the Lifecycle Index 2035 Fund; 0.07% for the Lifecycle Index 2040, 2045 and 2050 Funds; and 0.06% for the Lifecycle Index 2055 and 2060 Funds. Advisors has also contractually agreed to waive a portion of the Underlying Funds Fee Rate component of the management fee of the Lifecycle Index Retirement Income Fund equal to, on an annual basis, 0.002% of the average daily net assets of the Fund. These waivers will remain in effect through September 30, 2019, unless changed with approval of the Board of Trustees. Due to waivers that were in place prior to October 1, 2018, during the fiscal period ended May 31, 2018, Advisors received from the Funds the following effective annual rate as a percentage of average daily net assets of each Fund; 0.00% for the Lifecycle Index Retirement Income, 2010 and 2015 Funds, 0.01% for the Lifecycle Index 2020 and 2025 Funds; 0.02% for the Lifecycle Index 2030 and 2035 Funds; and 0.03% for the Lifecycle Index 2040, 2045, 2050, 2055 and 2060 Funds.

Advisors also is entitled to receive management fees as the investment adviser to the Underlying Funds of the Trust. However, for the Class W shares of the Underlying Funds of the Trust, Advisors has contractually agreed to waive and/or reimburse Class W’s net investment management fees in their entirety so

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long as such fees are incurred by the Funds directly. Advisors expects this waiver and/or reimbursement arrangement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees. Each Fund directly bears a pro rata share of the investment management fees incurred by Class W of the Underlying Funds of the Trust in which the Fund invests through the Underlying Funds Fee Rate component of the Fund’s management fee, as discussed above, and such fees are reflected as part of “Management fees” in the “Fees and expenses” section of each Fund in this Prospectus.

In addition, Advisors has contractually agreed to reimburse each Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred by the Fund) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares of the Lifecycle Index Retirement Income, 2010 and 2015 Funds; 0.26% of average daily net assets for Retirement Class shares of the Lifecycle Index 2020 Fund; 0.268% of average daily net assets for Retirement Class shares of the Lifecycle Index 2025 Fund; 0.27% of average daily net assets for Retirement Class shares of the Lifecycle Index 2030 Fund; 0.281% of average daily net assets for Retirement Class shares of the Lifecycle Index 2035 Fund; 0.28% of average daily net assets for Retirement Class shares of the Lifecycle Index 2040, 2045 and 2050 Funds; and 0.29% for Retirement Class shares of the Lifecycle Index 2055 and 2060 Funds; (ii) 0.15% of average daily net assets for Premier Class shares of the Lifecycle Index Retirement Income, 2010 and 2015 Funds; 0.16% of average daily net assets for Premier Class shares of the Lifecycle Index 2020 Fund; 0.168% of average daily net assets for Premier Class shares of the Lifecycle Index 2025 Fund; 0.17% of average daily net assets for Premier Class shares of the Lifecycle Index 2030 Fund; 0.181% of average daily net assets for Premier Class shares of the Lifecycle Index 2035 Fund; 0.18% of average daily net assets for Premier Class shares of the Lifecycle Index 2040, 2045 and 2050 Funds; and 0.19% of average daily net assets for Premier Class shares of the Lifecycle Index 2055 and 2060 Funds; (iii) 0.15% of average daily net assets for Advisor Class shares of the Lifecycle Index Retirement Income, 2010 and 2015 Funds; 0.16% of average daily net assets for Advisor Class shares of the Lifecycle Index 2020 Fund; 0.168% of average daily net assets for Advisor Class shares of the Lifecycle Index 2025 Fund; 0.17% of average daily net assets for Advisor Class shares of the Lifecycle Index 2030 Fund; 0.181% of average daily net assets for Advisor Class shares of the Lifecycle Index 2035 Fund; 0.18% of average daily net assets for Advisor Class shares of the Lifecycle Index 2040, 2045 and 2050 Funds; and 0.19% of average daily net assets for Advisor Class shares of the Lifecycle Index 2055 and 2060 Funds; and (iv) 0.00% of average daily net assets for Institutional Class shares of the Lifecycle Index Retirement Income, 2010 and 2015 Funds; 0.01% of average daily net assets for Institutional Class shares of the Lifecycle Index 2020 Fund; 0.018% of average daily net assets for Institutional Class shares of the Lifecycle Index 2025 Fund; 0.02% of average daily net assets for Institutional Class shares of the Lifecycle Index 2030 Fund; 0.031% of average daily net assets for Institutional Class shares of the Lifecycle Index 2035 Fund; 0.03% of average daily net assets for

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Institutional Class shares of the Lifecycle Index 2040, 2045 and 2050 Funds; and 0.04% of average daily net assets for Institutional Class shares of the Lifecycle Index 2055 and 2060 Funds. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees. Each Fund also pays Advisors for certain administrative services Advisors provides to the Funds on an at-cost basis.

A discussion regarding the basis for the Board of Trustees’ most recent approval of each Fund’s Management Agreement will be available in the Funds’ semiannual shareholder report for the fiscal period ending November 30, 2018. A discussion regarding the basis for the Board of Trustees’ approval of each Fund’s prior Management Agreement is available in the Funds’ annual shareholder report for the fiscal year ended May 31, 2018. For a free copy of the Funds’ shareholder report, please call 800-842-2252, visit the Funds’ website at www.tiaa.org or visit the SEC’s website at www.sec.gov.

Portfolio management team

The Funds are managed by a team of managers, whose members are responsible for the day-to-day management of the Funds, with expertise in the area applicable to the Funds’ investments. Certain team members are, for example, principally responsible for selecting appropriate investments for the Funds and others are principally responsible for asset allocation. The following is a list of members of the management team primarily responsible for managing each Fund’s investments, along with their relevant experience. The members of the management team may change from time to time.

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
Lifecycle Index Funds
John Cunniff, CFA Managing Director	Asset Allocation (allocation strategies)	Advisors, TCIM and other advisory affiliates of TIAA—2006 to Present (quantitative portfolio manager)	2006	1992	2009
Hans Erickson, CFA Managing Director	Asset Allocation (general oversight)	Advisors, TCIM and other advisory affiliates of TIAA—1996 to Present (oversight and management responsibility for all asset allocation funds; oversight for quantitative equity strategies and equity index funds prior to 2011)	1996	1988	2009

The Funds’ SAI provides additional disclosure about the compensation structure for the Funds’ portfolio managers, the other accounts they manage, total assets in those accounts and potential conflicts of interest, as well as the portfolio managers’ ownership of shares of the Funds they manage.

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Other services

Under the terms of the Administrative Services Agreement with the Trust, responsibility for payment of expenses relating to oversight and performance of certain services, including transfer agency, dividend disbursing, accounting, administrative, compliance and shareholder services, is allocated directly either to the Funds or to Advisors.

For Advisors’ provision of such administrative, compliance and other services to the Funds under the Administrative Services Agreement, the Fund pays to Advisors at the end of each calendar month the allocated costs of such services as determined under the TIAA cost allocation methodology then in effect.

Prior to October 1, 2018, the Funds incurred all other expenses of the Underlying Funds of the Trust indirectly as “Acquired Fund fees and expenses” rather than as direct expenses. However, Advisors, in its capacity as administrator to the Funds and the Underlying Funds of the Trust, has contractually agreed to reimburse, for Class W shares of the Underlying Funds of the Trust, Class W’s net other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety so long as the Funds reimburse Advisors for such expenses, as described below. Advisors expects this expense reimbursement arrangement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees. As part of this contractual agreement, each Fund has agreed to reimburse Advisors for the Fund’s pro rata share of the Class W other expenses of the Underlying Funds of the Trust in which the Fund invests that are reimbursed by Advisors pursuant to the agreement. Therefore, effective October, 1, 2018, these expenses are reflected as part of “Other expenses” in the “Fees and expenses” section of each Fund in this Prospectus. Any amounts excluded from Advisors’ reimbursement of the net other expenses allocable to Class W shares of the Underlying Funds of the Trust will continue to be incurred indirectly by the Funds and reflected as “Acquired Fund fees and expenses” in the “Fees and expenses” section of each Fund in this Prospectus, as applicable.

For Retirement Class shares of the Funds, the Funds have a separate service agreement with Advisors (the “Retirement Class Service Agreement”) pursuant to which Advisors provides or arranges for the provision of administrative and shareholder services for Retirement Class shares, including services associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Under the Retirement Class Service Agreement, the Retirement Class of each Fund pays a monthly fee to Advisors at an annual rate of 0.25% of average daily net assets, which is reflected as part of “Other expenses” in the “Fees and expenses” section of each Fund in this Prospectus. Advisors may rely on affiliated or unaffiliated persons to fulfill its obligations under the Retirement Class Service Agreement.

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Distribution and service arrangements

All classes

Teachers Personal Investors Services, Inc. (“TPIS”) distributes each class of Fund shares. TPIS may enter into agreements with other intermediaries, including its affiliated broker-dealers, TIAA-CREF Individual & Institutional Services, LLC (“Services”) and Nuveen Securities, LLC, to offer and sell shares of the Funds. For Premier Class shares, TPIS may utilize some or all of the Rule 12b-1 plan fees it receives from Premier Class shares to pay such other intermediaries for services provided in connection with the sale, promotion and/or servicing of Premier Class shares.

Additional information about payments to intermediaries appears in the Funds’ SAI.

Other payments by the Funds

Institutional Class

More information about the Funds’ distribution and services arrangements for Institutional Class shares appears in the Funds’ SAI.

Advisor Class

In addition to the fees the Funds pay to their transfer agent, TPIS or Advisors, on behalf of the Advisor Class of the Funds, the Funds may enter into agreements with financial intermediaries pursuant to which the Funds will pay financial intermediaries for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. The Funds have adopted a Shareholder Servicing Plan (“Servicing Plan”) with respect to Advisor Class shares that has been approved by the Board of Trustees that outlines the types of services to be provided to the Funds by these financial intermediaries. The Servicing Plan also provides the maximum rates that the Funds may pay such financial intermediaries, which are generally based on: (1) an annual percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary; or (2) a fixed dollar amount for each account serviced by a financial intermediary. The aggregate amount of these payments may be substantial and may vary significantly among intermediaries but will be limited by Advisors’ agreement to reimburse each Fund if total Advisor Class expenses (subject to certain exclusions) exceed certain specified amounts.

Premier Class

The Funds have adopted a distribution plan under Rule 12b-1 with respect to Premier Class shares under which the Funds pay TPIS an annual fee as compensation for TPIS’ or other entities’ services related to the sale, promotion and/or servicing of Premier Class shares.

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Under the plan, the Funds pay TPIS at the annual rate of up to 0.15% of average daily net assets attributable to Premier Class shares for distribution and promotion-related activities, as well as shareholder and account maintenance services, and TPIS may pay another entity for providing such services. Advisors, TPIS and their affiliates, at their own expense, may also pay for distribution, promotional and/or shareholder and account maintenance expenses of Premier Class shares. Because Rule 12b-1 plan fees are paid out of Premier Class assets on an ongoing basis, over time they will increase the cost of your investment in the Premier Class.

More information about the Funds’ distribution and services arrangements for Premier Class shares appears in the Funds’ SAI.

Retirement Class

Each Fund has adopted a distribution plan under Rule 12b-1 with respect to Retirement Class shares under which each Fund may pay TPIS an annual fee for TPIS’ or other entities’ services related to the sale and promotion of Retirement Class shares and ongoing servicing and maintenance of accounts of the Funds’ shareholders, including sales and other expenses relating to the servicing efforts.

Under the plan, each Fund may pay TPIS and TPIS may, in turn, pay another entity up to 0.05% of average daily net assets attributable to Retirement Class shares for distribution and promotion-related expenses as well as shareholder services. To the extent Rule 12b-1 plan fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of your investment in the Funds.

The Board of Trustees has not approved the payment of any fees by the Retirement Class of a Fund under the Rule 12b-1 plan. Accordingly, no such fees are currently charged to the Retirement Class of a Fund. Fees pursuant to the Retirement Class Rule 12b-1 plan may only be imposed upon approval of the Board of Trustees. Retirement Class shareholders will be notified prior to any imposition of a Rule 12b-1 plan fee.

More information about the Funds’ distribution and services arrangements for Retirement Class shares appears in the Funds’ SAI.

Other payments by TPIS, Advisors or their affiliates

In addition to the payments from the Funds made to financial intermediaries as previously described, TPIS, Advisors or their affiliates may from time to time make additional payments, out of their own resources, to certain financial intermediaries that sell shares of the TIAA-CREF Funds. These payments are often referred to as “revenue sharing.” These payments may be made in order to promote the sale and retention of Fund shares by intermediaries and their customers. The amounts of these distribution-related revenue sharing payments may vary by financial intermediary and, with respect to a given financial intermediary, are typically calculated by reference to the amount of the financial intermediary’s recent gross sales of TIAA-CREF Fund shares and/or total assets

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of TIAA-CREF Funds held by the intermediary’s customers. The level of distribution-related revenue sharing payments that TPIS, Advisors or their affiliates are willing to provide to a particular financial intermediary may be affected by, among other factors, the intermediary’s total assets held in and recent net investments into the TIAA-CREF Funds, the intermediary’s level of participation in TIAA-CREF Fund sales and marketing programs, the intermediary’s compensation program for its registered representatives who sell TIAA-CREF Fund shares and provide services to TIAA-CREF Fund shareholders, and the asset class of the TIAA-CREF Funds for which these payments are provided. The SAI contains additional information about these payments. TPIS may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which TPIS promotes its products and services. Payments to intermediaries may include payments to certain third-party broker-dealers and financial advisors, including fund supermarkets, to provide access to their fund distribution platforms.

In addition to revenue sharing payments to financial intermediaries related to distribution of the Funds’ shares, Advisors or its affiliates may also make revenue sharing payments out of their own assets to financial intermediaries as compensation for certain recordkeeping, shareholder communications and other account administration services provided to TIAA-CREF Fund shareholders who own their shares through these financial intermediaries’ accounts. These servicing-related revenue sharing payments are in addition to any applicable sub-transfer agency or similar fees paid to these financial intermediaries with respect to these services by the TIAA-CREF Funds out of Fund assets.

The amounts of revenue sharing payments to a financial intermediary could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the Funds to you. The financial intermediary may elevate the prominence or profile of the Funds within the intermediary’s organization by, for example, placing the Funds on a list of preferred or recommended funds and/or granting TPIS, Advisors and/or their affiliates preferential or enhanced opportunities to promote the Funds in various ways within the intermediary’s organization.

Calculating share price

Each Fund determines its net asset value (“NAV”) per share, or share price, on each Business Day. The NAV for each Fund is calculated each Business Day as of the latest close of the regular (or core) trading session of the NYSE, NYSE Arca Equities or NYSE MKT (collectively, the “NYSE Exchanges”) (normally 4:00 p.m. Eastern Time or such earlier time that is the latest close of a regular (or core) trading session of any of the NYSE Exchanges). The Funds do not price their shares on days that are not a Business Day. The NAV per share for each class is determined by dividing the value of the Fund’s assets attributable to such class, less all liabilities attributable to such class, by the total number

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of shares of the class outstanding. The assets of each Fund consist primarily of shares of Underlying Funds, which are valued at their respective NAVs in the case of mutual funds. The values of any shares of Underlying Funds held by a Fund are based on the market value of the shares. Therefore, the share price of each of the Funds is determined based on the NAV per share or market value per share of each of its Underlying Funds (and the value of any other assets and liabilities of the Funds), subject to the fair value pricing procedures described below.

If a Fund invests in foreign securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the foreign securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or redeem Fund shares. The value of the Fund’s investments denominated in foreign currencies is converted to U.S. dollars for purposes of determining the Fund’s NAV.

To value securities and other instruments held by the Underlying Funds (or the Fund, as applicable) of the Trust such Underlying Funds (or Fund, as applicable) generally use market quotations or values obtained from independent pricing services to value such assets. If market quotations or values from independent pricing services are not readily available or are not considered reliable, the Underlying Funds of the Trust will use a security’s “fair value,” as determined in good faith using procedures approved by the Board of Trustees. Such Underlying Funds also use fair value if events that have a significant effect on the value of an investment (as determined in Advisors’ sole discretion) occur between the time when its price is determined and the time a Fund’s NAV is calculated. For example, a Fund might use a domestic security’s fair value when the exchange on which the security is principally traded closes early or when trading in the security is halted and does not resume before the Fund’s NAV is calculated. Like the Funds, the Underlying Funds of the Trust do not price their shares on dates when the NYSE Exchanges are closed. This remains the case for Underlying Funds of the Trust that invest in foreign securities that are primarily listed on foreign exchanges that trade on days when such Underlying Funds do not price their shares, even though such securities may continue to trade and their values may fluctuate when the NYSE Exchanges are closed. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate the NAV of an Underlying Fund of the Trust. Although the Underlying Funds of the Trust fair value portfolio securities on a security-by-security basis, those that hold foreign portfolio securities may see their portfolio securities fair valued more frequently than other Underlying Funds that do not hold foreign securities.

Fair value pricing of equity securities most commonly occurs with securities that are primarily traded outside of the United States. This may have the effect of decreasing the ability of market timers to engage in “stale price arbitrage,” which takes advantage of the perceived difference in price from a foreign market closing price. For these foreign securities, an Underlying Fund of the Trust uses a fair value pricing service approved by the Board of Trustees. This pricing service

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employs quantitative models to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE Exchanges. Fair value pricing is subjective in nature and the use of fair value pricing by the Underlying Fund may cause the NAV of the Underlying Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded.

While using a fair value price for foreign securities is intended to decrease the ability of market timers to make money by exchanging into or out of an affected Underlying Fund to the detriment of longer-term shareholders, it may reduce some of the certainty in pricing obtained by using actual market close prices.

Fixed-income securities, including money market instruments (other than those held by a money market Underlying Fund of the Trust), are valued using market quotations, independent pricing sources or values derived from a pricing matrix that has various types of the applicable fixed-income instrument along one axis and various maturities along the other. The use of a price derived from a pricing matrix is a method of fair value pricing.

The Fund will use fair value, as determined under its fair value procedures, to the extent that the value of any of its investments, including any Underlying Funds, are unavailable or not considered reliable.

Dividends and distributions

Each Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from investments held by a Fund and capital gains realized from the sale of investments. The Retirement Income Fund plans to pay dividends on a quarterly basis. Each other Fund plans to pay dividends on an annual basis.

Each Fund intends to pay net capital gains, if any, annually. Dividends and capital gains can be paid in cash or reinvested. If you have elected to receive your distributions in cash and the distribution amount is less than $10, then the amount will be automatically reinvested in the Fund and no check will be issued. If the postal service is unable to deliver checks to your address of record, or the distribution check remains outstanding for six months or more, then the Funds reserve the right to reinvest the distribution check into your account using the Fund’s current NAV and to change your distribution option to reinvestment. No interest will accrue on amounts represented by uncashed distribution checks.

Dividends and capital gain distributions paid to shareholders who hold their shares through a TIAA-administered retirement plan or custody account will automatically be reinvested in additional shares of the same class of the particular Fund. All other shareholders may elect from the following distribution options (barring any restrictions from the intermediary or plan through which such shares are held):

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1. Reinvestment option, same Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of the Fund. Unless you elect otherwise, this will be your default distribution option.

2. Reinvestment option, different Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of another fund in which you already hold shares.

3. Income-earned option. Your long-term capital gain distributions are automatically reinvested, but you will be sent a check for each dividend and short-term capital gain distribution.

4. Capital gains option. Your dividend and short-term capital gain distributions are automatically reinvested, but you will be sent a check for each long-term capital gain distribution.

5. Cash option. A check will be sent for your dividend and each capital gain distribution.

On a Fund’s distribution date, the Fund makes distributions on a per share basis to the shareholders who hold and have paid for Fund shares on the record date. The Funds do this regardless of how long the shares have been held. This means that if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution (see the discussion of “Buying a dividend” below under “Taxes”). Cash distribution checks will be mailed within seven days of the distribution date.

Shareholders who hold their shares through a variable insurance or annuity product, an employee benefit plan or through an intermediary may be subject to restrictions on their distribution payment options imposed by the product, plan or intermediary. Please contact the variable insurance or annuity product issuer or your plan sponsor or intermediary for more details.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed.

Taxes on dividends and distributions. Unless you are tax-exempt or hold Fund shares in a tax-deferred account, you are subject to federal income tax on dividends and taxable distributions each year. Your dividends and taxable distributions generally are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on December 31 of the prior year.

For federal tax purposes, income and short-term capital gain distributions paid from a Fund are taxed as ordinary income, and long-term capital gain distributions are taxed as long-term capital gains. By February of each year, a statement showing the taxable distributions paid to you in the previous year from

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a Fund will be sent to you and the Internal Revenue Service (“IRS”) (for taxable accounts only). Whether a capital gain distribution is considered long-term or short-term depends on how long the Fund held the securities the sale of which led to the gain.

A portion of ordinary income dividends paid by a Fund to individual investors may constitute “qualified dividend income” that is subject to the same maximum tax rates as long-term capital gains. The portion of a dividend that will qualify for this treatment will depend on the aggregated qualified dividend income received by a Fund. Notwithstanding this, certain holding period requirements with respect to a shareholder’s shares in a Fund may apply to prevent the shareholder from treating any portion of a dividend as “qualified dividend income.” Additional information about this can be found in the Funds’ SAI.

Taxes on transactions. Unless a transaction involves Fund shares held in a tax-deferred account, redemptions (sales), including exchanges to other funds, may also give rise to capital gains or losses. The amount of any capital gain or loss will be the difference, if any, between the adjusted cost basis of your shares and the price you receive when you sell or exchange them. In general, a capital gain or loss will be treated as a long-term capital gain or loss if you have held your shares for more than one year.

Each Fund is required to report to the IRS and furnish to certain Fund shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, “first-in, first-out” (“FIFO”), or some other specific identification method. Unless you instruct otherwise, each Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for a shareholder’s first sale of the Fund shares covered by these new rules, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.

For shares you sell that were purchased prior to January 1, 2012, you will be sent a statement showing how many shares you sold and at what price. However, the statement will not include cost basis information and will not be furnished to the IRS. You or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

Backup withholding. If you fail to provide a correct taxpayer identification number or fail to certify that it is correct, the Funds are required by law to withhold 28% of all the distributions and redemption proceeds paid from your account. The Funds are also required to begin backup withholding if instructed by the IRS to do so.

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Buying a dividend. If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as “buying a dividend.” For example, assume you bought shares of a Fund for $10.00 per share the day before the Fund paid a $0.25 dividend. After the dividend was paid, each share would be worth $9.75, and, unless you hold your shares through a tax-deferred arrangement such as a 401(a), 401(k) or 403(b) plan or an IRA, you will have to include the $0.25 dividend in your gross income for tax purposes.

Effect of foreign taxes. Foreign governments may impose taxes on a Fund and its Underlying Funds and their investments and these taxes generally will reduce the Fund’s distributions. If a Fund qualifies to pass through a credit for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you if you maintain a taxable account. If so, your tax statement will show more taxable income than was actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

Other restrictions. There are tax requirements that all mutual funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund or an Underlying Fund may have to limit its investment in some types of instruments.

Special considerations for certain institutional investors. If you are a corporate investor, a portion of the dividends from net investment income paid by a Fund may qualify for the corporate dividends-received deduction. The portion of the dividends that will qualify for this treatment will depend on the aggregate qualifying dividend income that the Fund receives from the Underlying Funds. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

Taxes related to employee benefit plans or IRAs. Generally, individuals are not subject to federal income tax in connection with shares held (or that are held on their behalf) in participant or custody accounts under Code section 401(a) employee benefit plans (including 401(k) and Keogh plans), Code section 403(b) or 457 employee benefit plans, or IRAs. Distributions from such plan participant or custody accounts may, however, be subject to ordinary income taxation in the year of the distribution. For information about the tax aspects of your plan or IRA or Keogh account, please consult your plan administrator, TIAA or your tax advisor.

Other tax matters. Certain investments of a Fund, including certain debt instruments, foreign securities and shares of other investment funds, could affect the amount, timing and character of distributions you receive and could cause a Fund to recognize taxable income in excess of the cash generated by such investments (which may require a Fund to liquidate other investments in order to make required distributions).

This information is only a brief summary of certain federal income tax information about your investment in a Fund. The investment may have state,

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local or foreign tax consequences, and you should consult your tax advisor about the effect of your investment in a Fund in your particular situation. Additional tax information can be found in the Funds’ SAI.

Your account: purchasing, redeeming
or exchanging shares

Fund shares offered in this Prospectus

The Funds offer four share classes: Institutional Class, Advisor Class, Premier Class and Retirement Class. Institutional Class shares are available for purchase directly from the Funds by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Investors should note that certain account minimums may be required for purchasing Institutional Class shares.

Share class eligibility

Overview

Each share class of a Fund has certain eligibility requirements that apply when purchasing Fund shares. Eligibility to purchase a certain class of shares is generally based on the type of account being opened in a Fund as well as certain account minimums. In order to better understand the eligibility requirements outlined below, the following defined terms shall apply when used throughout this Prospectus.

Definitions

Financial Intermediary Accounts. These include accounts held through platforms, programs, plans and other similar entities, as well as omnibus accounts, on behalf of other investors. Additionally, Financial Intermediary Accounts may include, but are not limited to, the following:

• Employee Benefit Plans (as defined below);

• Certain custody accounts sponsored or administered by TIAA, or by other entities not affiliated with TIAA, that are established by individuals as IRAs pursuant to section 408 of the Code; and

• Wrap accounts or other such arrangements as may be offered by a financial advisor or other intermediary.

Employee Benefit Plans. These include accounts sponsored or administered by either TIAA and its affiliates or by other entities not affiliated with TIAA and that are established by or on behalf of employers, or the trustees of plans sponsored by employers, in connection with certain Employee Benefit Plans. Such Employee Benefit Plans include those described in sections 401(a)

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(including 401(k) and Keogh plans), 403(a), 403(b) or 457 of the Code. Shareholders investing through such Employee Benefit Plans may have to pay additional expenses related to the administration of such plans. The Advisor Class is not available to SEPs, SAR-SEPs, SIMPLE IRAs and Keogh plans.

Eligible Investors. These include both Financial Intermediary Accounts and Employee Benefit Plans.

Direct Purchasers. These accounts are opened directly with the transfer agent for the Funds, Boston Financial Data Services, Inc., and include the following: eligible investors (which include employee benefit plans and Financial Intermediary Accounts).

Eligibility—Institutional Class

Institutional Class shares are available for purchase by or through the following types of accounts:

• Direct Purchasers;

• Financial Intermediary Accounts;

• Other investment companies or pools;

• State-sponsored tuition savings plans (529) or healthcare saving accounts (HSA);

• Insurance company separate accounts advised by or affiliated with Advisors, or other affiliates of TIAA; and

• Other accounts, entities, programs, plans and categories of shareholders as may be approved by the Funds from time to time.

Eligibility—Advisor Class, Premier Class and Retirement Class

Advisor Class, Premier Class and Retirement Class shares are available for purchase by or through the following types of accounts:

• Financial Intermediary Accounts;

• Other investment companies or pools;

• State-sponsored tuition savings plans (529) or healthcare saving accounts (HSA);

• Insurance company separate accounts advised by or affiliated with Advisors, or other affiliates of TIAA; and

• Other accounts, entities, programs, plans and categories of shareholders as may be approved by the Funds from time to time.

Account minimums

Investors should note that the following account minimums may be required for initial and subsequent purchases of Institutional Class shares:

• The minimum initial investment is $10 million per Fund account and the minimum subsequent investment is at least $1,000 unless an investor purchases shares by or through financial intermediaries that have entered

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into an appropriate agreement with the Funds or their affiliates. Financial Intermediary Accounts where neither the investor nor the intermediary will receive, from the Funds or their affiliates, any commission payments, account servicing fees, recordkeeping fees, 12b-1 fees, sub-transfer agency fees, so called “finder’s fees,” administration fees or similar fees with respect to Institutional Class shares are not subject to initial purchase or subsequent investment minimums. Employee Benefit Plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Funds are also exempt from initial and subsequent investment minimums.

The Funds have the discretion to waive or otherwise change the initial or subsequent minimum investment requirements at any time without any prior notice to shareholders. These minimum account requirements are discussed in more detail below.

There are no minimum account requirements, including initial or subsequent minimum investment requirements, for Advisor Class, Premier Class or Retirement Class shares.

All share classes

Each Fund reserves the right to determine in its sole discretion whether any potential investor is eligible to purchase Institutional Class, Advisor Class, Premier Class and Retirement Class shares. For more information with regard to Institutional Class, Advisor Class, Premier Class or Retirement Class shares, please contact your financial intermediary or you may call the Funds at 800-842-2252, Monday through Friday, from 8:00 a.m. to 10:00 p.m. Eastern Time. If you are a Direct Purchaser of Institutional Class shares, please contact your assigned relationship manager (“Relationship Manager”).

Investors in all share classes should be aware that each Fund may from time to time, in its discretion, deviate from or vary the processes and procedures outlined below for purchasing, redeeming and exchanging shares.

The Funds are not responsible for any losses due to unauthorized or fraudulent instructions when purchasing, redeeming or exchanging shares as long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

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Purchasing shares

For Direct Purchasers of Institutional Class shares

How to open an account—Institutional Class

Direct Purchasers interested in opening an account to hold Institutional Class shares should request an application from their Relationship Manager, who can answer any questions or help complete the application. The application will need to be submitted directly either to a Relationship Manager or to the Funds via mail. Confirmation that the account has been established will be delivered to the applicant or can be obtained by calling the Funds.

Minimum initial and subsequent investment

For Direct Purchasers of Institutional Class shares, the minimum initial investment is $10 million per Fund account. The Funds can only accept payment to establish a new account if the check presented for deposit into the new account is drawn against an account registered in the same name as the prospective investor.

Subsequent investments into the Institutional Class for all account types must be at least $1,000 per Fund account. Financial intermediaries may enforce their own initial and subsequent investment minimums.

Transaction methods for purchases

By telephone: You can request electronic withdrawals from your designated bank account to buy additional Institutional Class shares by calling your Relationship Manager.

Purchasing via mail: Send a check to either of the addresses listed below with an investment coupon from a previous confirmation statement. If you do not have an investment coupon, use a separate piece of paper including your name, address, Fund account number, the Fund and class you want to invest in and the amount to be invested in the Funds.

Make checks payable to “The TIAA-CREF Funds.”

First-Class Mail:

The TIAA-CREF Funds—Institutional Class

c/o Boston Financial Data Services

P.O. Box 55081

Boston, MA 02205-5081

Overnight Mail:

The TIAA-CREF Funds—Institutional Class

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

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Purchasing via wire: See the section entitled “For Eligible Investors in Institutional Class, Advisor Class, Premier Class and Retirement Class shares and their clients— Transaction methods for purchases” below.

In-kind purchases of shares: Advisors, at its sole discretion, may allow the purchase of shares with investment securities (instead of cash), if: (1) Advisors believes the securities are appropriate investments for a Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If a Fund accepts the securities, the shareholder’s account will be credited with shares equal in NAV to the market value of the securities received. Shareholders investing through a Financial Intermediary Account or Employee Benefit Plan who are interested in making in-kind purchases should contact their Financial Intermediary Account or Employee Benefit Plan sponsor directly. Otherwise, shareholders interested in making in-kind purchases should contact either their Relationship Manager or the Funds directly.

Payment limitations: Generally, for Direct Purchasers of Institutional Class shares, the Funds will not accept payment in the following forms (exceptions may apply):

• checks made out to you or other parties and signed over to the Funds;

• corporate checks for investment into non-corporate accounts;

• third-party checks except in limited circumstances with regard to subsequent investments (any check not made payable directly to TIAA-CREF Funds will be considered a third-party check); or

• travelers’ checks, money orders, credit card convenience checks, cash, counter checks or starter checks.

Stopped checks: If your purchase check does not clear or payment on it is stopped, or if the Funds do not receive good funds through wire transfer or electronic funds transfer (“EFT”), the Funds will treat this as a redemption of the shares purchased when your check or electronic funds were received. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in any of the Funds or any other series of the Trust. There is a $25 fee for all returned items, including checks and EFTs. Please note that there is a 10 calendar day hold on all purchases by check or through EFT.

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For Eligible Investors in Institutional Class, Advisor Class, Premier Class and Retirement Class shares and their clients

For Participants in an Employee Benefit Plan or Financial Intermediary Account administered by TIAA

How to open an account

You should first contact your employer to learn important details necessary to facilitate enrollment in an Employee Benefit Plan. Your employer must notify TIAA that you are eligible to enroll. In many cases, you will be able to use the TIAA Web Center’s online enrollment feature at www.tiaa.org. Some plans allow submission of a hard-copy application for a new account; this form can be returned to your human resources (HR) office, a TIAA Relationship Manager or to either of the addresses below:

First-Class or Standard Mail:

TIAA

PO Box 1259

Charlotte, NC 28201

Overnight Mail:

TIAA

8500 Andrew Carnegie Blvd

Charlotte, NC 28262

You may allocate single or ongoing contributions by selecting a Fund and the amounts you wish to contribute to that Fund.

Subject to the terms of your plan, you may be eligible to roll over or transfer in balances from other eligible accounts as determined by the Code.

The Funds may suspend or terminate the offering of Institutional Class, Advisor Class, Premier Class and Retirement Class shares to your employer’s plan. You may be able to change your allocation for future contributions by:

• writing to TIAA at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800-842-2252; or

• using the TIAA website’s account access feature at www.tiaa.org.

For Participants in an Employee Benefit Plan or Financial Intermediary Account not administered by TIAA

How to open an account

Your Financial Intermediary Account or Employee Benefit Plan will have its own instructions and procedures for opening an account and establishing a position within the Funds. If you are enrolling in an Employee Benefit Plan, you should first contact your employer to learn important details necessary to facilitate enrollment into the plan.

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Other information for Employee Benefit Plans

As a participant in an Employee Benefit Plan, the Funds impose no minimum investment. The Funds do not currently restrict the frequency of investments made in the Funds by participants through Employee Benefit Plans, although the Funds reserve the right to impose such restrictions in the future. If you are investing in the Funds through an Employee Benefit Plan, your employer’s plan may limit the amount and available methods to invest in your account. Additionally, the Code limits total annual contributions to most types of Employee Benefit Plans.

Other information for Eligible Investors

Investors purchasing shares through Eligible Investors may purchase shares only in accordance with instructions and limitations pertaining to their account with the Eligible Investor. These Eligible Investors may set different minimum investment requirements for their customers’ investments. Please contact your Financial Intermediary Account or Employee Benefit Plan sponsor for more information.

Transaction methods for purchases

Purchasing via wire: You may remit initial or subsequent deposits into your account via wire. To open an account by wire please send a completed and signed application by mail as instructed above and then follow the wiring instructions below once you have confirmed the account is open and have the account number.

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

ABA Number (all classes) 011000028

DDA Number (all classes) 99054546

Specify on the wire:

• “The TIAA-CREF Funds—” and the “Share Class” being purchased. For example, a proper set of wire instructions for an initial or subsequent investment into the Institutional Class would read as follows: “The TIAA-CREF Funds—Institutional Class”;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• The Fund account number; and

• The Fund or Funds and amount per Fund to be invested.

Points to remember for all purchases

The Funds consider all purchase requests to be received when they are received in “good order” as determined by the Funds’ transfer agent (or other

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authorized Fund agent). (See the section entitled “Important transaction information—Good order” below.) Your investment must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares. These types of requests will be deemed to be not in “good order” and the money you sent will be returned to you. If you hold your shares through a Financial Intermediary Account, such intermediary may have its own independent “good order” and eligibility requirements.

Your ability to purchase shares may be restricted due to limitations on purchases or exchanges, including limitations under the Funds’ Market Timing/Excessive Trading Policy (see below). If you hold your shares through a Financial Intermediary Account, it may charge you additional fees. Contact your Financial Intermediary Account to find out if it imposes any other conditions on your transactions, such as a different minimum investment requirement.

Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, the Funds may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

Before you can use TIAA’s Web Center, you must enter your Social Security number, date of birth and active account number. You will then be given an opportunity to create a user name and password. TIAA’s Web Center will lead you through the transaction process, and the Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over TIAA’s Web Center are recorded electronically.

All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record. For payments made by check, the Funds can only accept payment to establish a new account if the check presented for deposit into the new account is drawn against an account registered in the same name as the prospective investor.

If your purchase check does not clear or payment on it is stopped, or if the Funds do not receive good funds through wire transfer or EFT, the Funds will treat this as a redemption of the shares purchased when your check or electronic funds were received. You will be responsible for any resulting loss incurred by the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in the Funds or any other series of the Trust. There is a $25 fee for all returned items, including checks and EFTs. Please note that there is a 10 calendar day hold on all purchases by check, or through EFT.

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There may be circumstances when the Funds will not accept new investments. The Funds reserve the right to suspend or terminate the offering of its shares at any time without prior notice. The Funds also reserve the right to restrict you from making future purchases in the Funds or any other series of the Trust. In addition, the Funds reserve the right to reject any application or investment or any other specific purchase request.

Redeeming shares

All share classes

You can redeem (sell) your shares on any Business Day. If you hold your Fund shares through a Financial Intermediary Account, please contact the intermediary to sell your shares. Your Financial Intermediary Account may have different requirements and restrictions on redemptions than the Funds. If you hold your Fund shares through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA, the Employee Benefit Plan or Financial Intermediary Account may impose further restrictions on the sale of Fund shares.

You may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption. Neither the Funds nor their transfer agent can process redemption requests that specify a certain price or date; these requests will be deemed not in “good order” and will be returned. (See the section entitled “Important transaction information—Good order” below.) The Funds will only process redemption requests received in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent).

For Direct Purchasers, the length of time that the Funds typically expect to pay redemption proceeds depends on whether payment is made by EFT or by check. The Funds typically expect to make payments of redemption proceeds by EFT on the next Business Day following receipt of the redemption request in good order. For payment by check, the Fund typically expect to mail the check on the next Business Day following receipt of the redemption by the Funds in good order.

For Fund shares held through a Financial Intermediary Account, the length of time that the Funds typically expect to pay redemption proceeds may depend on your intermediary. For payments that are made to your intermediary for transmittal to you, the Funds expect to pay redemption proceeds to the intermediary the next Business Day following the Funds’ receipt of the redemption request received in good order from the intermediary. Please contact your intermediary for additional information.

Payment of redemption proceeds may take longer than the time a Fund typically expects and may take up to seven days as permitted by the 1940 Act.

If a redemption is requested after a recent purchase of shares, the Funds may delay payment of the redemption proceeds until the check or an EFT transaction clears. This can take up to 10 days.

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If you request a redemption, the Funds will send the proceeds by check to the address of record, or by EFT to the bank account on file. A letter of instruction with a bank Medallion Signature Guarantee of all owners exactly as registered on the account is required if the redemption is sent to (i) a bank account not on file, (ii) an address other than the address of record, or (iii) an address of record that has been changed within the last 30 calendar days. You may obtain a Medallion Signature Guarantee from some commercial or savings banks, credit unions, trust companies or member firms of a U.S. stock exchange. A notary public cannot provide a Medallion Signature Guarantee.

The Funds can postpone payment beyond seven days if: (a) the NYSE is closed for other than usual holidays or weekends, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or when the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

The Funds reserve the right to require a Medallion Signature Guarantee for a redemption of any class. The Funds can suspend or terminate your ability to transact by telephone, Internet, or fax at any time, for any reason.

Once mailed to the Funds, your redemption request is irrevocable and cannot be modified or canceled.

Each Fund typically will pay redemption proceeds using holdings of cash (including cash flows into the Funds) in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. The Funds also may meet redemption requests through overdrafts at the Funds’ custodian or by borrowing under a credit agreement to which the Funds are parties. These methods listed in the foregoing sentence are more likely to be used to meet large redemption requests or in times of stressed market conditions. Each Fund also reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a Fund’s assets, whichever is less. For additional information, please see the “In-kind redemptions of shares” section below.

For participants holding shares through an Employee Benefit Plan (Institutional Class, Advisor Class, Premier Class and Retirement Class shares)

A redemption can be part of an exchange into (1) another fund available through your Employee Benefit Plan or (2) another account or IRA.

If you are married, and all or part of your investment is attributable to purchases made under either (i) an employer plan subject to the Employee Retirement Income Security Act of 1974 (“ERISA”) or (ii) an employer plan that provides for spousal rights to benefits, then to the extent required by the Code or ERISA or the terms of your employer plan, your rights to make certain redemptions may be restricted by the rights of your spouse to such benefits.

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For Direct Purchasers, Eligible Investors and their clients (Institutional Class shares)

Requests must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees (if required), and any other required supporting legal documentation. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” and will be returned. (See the section entitled “Important transaction information—Good order” below.)

Transaction methods for redemptions

If your shares are held through a Financial Intermediary Account, please contact the intermediary for redemption requirements.

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above.

Over the Internet: With TIAA’s Web Center, Institutional Class, Advisor Class, Premier Class and Retirement Class shares held through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA can be redeemed over the Internet subject to any rules imposed by the Employee Benefit Plan or Financial Intermediary Account. TIAA’s Web Center can be accessed through TIAA’s homepage at www.tiaa.org. Before you can use the Web Center, you must enter your Social Security number, date of birth and active account number. The Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over the Web Center are recorded electronically.

By telephone: Call the appropriate number provided in the section entitled “Purchasing shares” above. If you do not want to be able to redeem by telephone, contact either your TIAA Relationship Manager or Financial Intermediary Account. Direct Purchasers of Institutional Class shares wishing to make redemption orders by telephone should call their Relationship Manager.

Participants holding Institutional Class, Advisor Class, Premier Class and Retirement Class shares through a Benefit Plan or other account administered by TIAA can redeem up to $50,000 every seven calendar days or any greater amount as approved from time to time.

By systematic redemption plan: The applicable Fund will automatically redeem the requested dollar amount or number of shares for Institutional Class, Advisor Class, Premier Class and Retirement Class held in an Employee Benefit Plan or Financial Intermediary Account administered by TIAA on any Business Day between the 1st and 28th of the month. For all share classes, if the days selected are not Business Days, shares will be redeemed on the following Business Day. Redemptions will be made via check or electronic transfer to your bank.

All owners of an account must sign the systematic redemption plan request. Similarly, all owners must sign any request to increase the amount or frequency of the systematic redemptions or a request for payments to be sent to an address other than the address of record. A Medallion Signature Guarantee is

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required for this address change. The Funds can terminate the systematic redemption plan option at any time, although the Funds will notify you if this occurs. You can terminate the plan or reduce the amount or frequency of the redemptions by writing or by calling the Funds or through the TIAA Web Center. Requests to establish, terminate, or change the amount or frequency of redemptions will become effective within five days after the Funds receive your instructions.

In-kind redemptions of shares: Certain large redemptions of Fund shares may be detrimental to a Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement the Fund’s investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, an investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s or an Underlying Fund's portfolio (which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally held by the Underlying Funds) instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund’s or an Underlying Fund's portfolio. The securities you receive will be selected by the Fund in its discretion. The investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs. In addition, securities redeemed on an in-kind basis will be subject to market risk until sold and taxable gains or losses may be incurred when the securities are converted to cash.

Exchanging shares

Overview

An exchange is a simultaneous redemption of shares in a Fund and a purchase of shares in another fund or series of the Trust. Investors can exchange shares on any Business Day subject to limitations (i) described in the section entitled “Market timing/excessive trading policy” below, (ii) imposed by your financial intermediary or (iii) any limitations under your employer’s Employee Benefit Plan. Shareholders who own shares through an Eligible Investor such as an Employee Benefit Plan or Financial Intermediary Account should contact the Eligible Investor for exchange requests.

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. Because restrictions may apply to certain accounts or plans, you should contact your Financial Intermediary Account or Employee Benefit Plan representative for further information. An exchange is considered a sale of securities and therefore may be a taxable event.

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For Direct Purchasers of Institutional Class shares, an exchange into a fund in which you already own shares must be for at least $1,000. For Institutional Class, Advisor Class, Premier Class and Retirement Class shares held through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA, exchanges must generally be for at least $1,000 (except for systematic exchanges, which must be for at least $100) or your entire balance, if it is less.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

The Funds reserve the right to reject any exchange request and to modify or terminate the exchange option at any time without prior notice to shareholders. The Funds may do this, in particular, when your transaction activity is deemed to be harmful to the Funds, including if it is considered to be market timing activity.

Once made, an exchange request by mail cannot be modified or cancelled.

Transaction methods for exchanges

Over the Internet: You can exchange shares using TIAA’s Web Center, which can be accessed through TIAA’s homepage at www.tiaa.org.

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above. The letter must include your name, address, and the funds and accounts you want to exchange between.

By telephone: If you are a Direct Purchaser of Institutional Class shares, please call your Relationship Manager. For share classes held under Employee Benefit Plans or Financial Intermediary Accounts administered by TIAA, please call 800-842-2252. For share classes held under Employee Benefit Plans or Financial Intermediary Accounts not administered by TIAA, please contact your plan or intermediary for exchange requirements.

By systematic exchange: Under this feature, TIAA automatically redeems shares in a Fund and purchases shares in another fund or series of the Trust as specified by the applicable agreement. However, the Funds do not offer systematic exchanges for Direct Purchasers in the Institutional Class shares. For all systematic exchanges, you must specify the dollar amount and the funds involved in the exchange. If you want to set up a systematic exchange, contact TIAA. You can terminate the plan or change the amount or frequency of the exchanges by writing or calling the number identified in the section entitled “Purchasing shares” above. Requests to establish, terminate, or change the amount or frequency of exchanges will become effective within five days after the Funds receive your instructions. All account owners must sign the systematic exchange request. Similarly, all account owners must sign any request to increase the amount or frequency of systematic exchanges.

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Conversion of shares—applicable to all investors

A share conversion is a transaction where shares of one class of a Fund are exchanged for shares of another class of the Fund. Share conversions can occur between each share class of a Fund. Generally, share conversions occur where a shareholder becomes eligible for another share class of a Fund or no longer meets the eligibility of the share class they own (and another class exists for which they would be eligible). Please note that a share conversion is generally a non-taxable event, but please consult with your personal tax advisor on your particular circumstances.

A request for a share conversion will not be processed until it is received in “good order” (as defined below) by the Funds’ transfer agent (or other authorized Fund agent). Conversion requests received in “good order” prior to the time as of which a Fund’s NAV is determined on any Business Day will receive the NAV of the new class calculated that day. Please note that, because the NAV of each class of a Fund will generally vary from the NAVs of the other classes due to differences in expenses, you will receive a different number of shares in the new class than you held in the old class, but the total value of your holdings will remain the same.

The Funds’ market timing policies will not be applicable to share conversions. If you hold your shares through an Eligible Investor like an intermediary or plan sponsor, please contact the Eligible Investor for more information on share conversions. Please note that certain intermediaries or plan sponsors may not permit all types of share conversions. The Funds reserve the right to terminate, suspend or modify the share conversion privilege for any shareholder or group of shareholders.

Voluntary conversions

If you believe that you are eligible to convert your Fund shares to another class, you may place an order for a share conversion by contacting your Relationship Manager. If you hold your Fund shares through an Eligible Investor like a plan or intermediary, please contact the Eligible Investor regarding conversions. Please be sure to read the applicable sections of the prospectus for the new class in which you wish to convert prior to such a conversion in order to learn more about its different features, performance and expenses. Neither the Funds nor Advisors has any responsibility for reviewing accounts and/or contacting shareholders to apprise them that they may qualify to request a voluntary conversion. Some Eligible Investors may not allow investors who own Fund shares through them to make share conversions.

Mandatory conversions

The Funds reserve the right to automatically convert shareholders from one class to another if they no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value of an account due to market movements, exchanges

148     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

or redemptions. The Funds will notify affected shareholders in writing prior to any mandatory conversion.

Important transaction information

Good order. Purchase, redemption and exchange requests are not processed until received in good order by the Funds’ transfer agent at its processing center (or by another authorized Fund agent). “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction by the Funds’ transfer agent (or other authorized Fund agent). This information and documentation generally includes the Fund account number, the transaction amount (in dollars or shares), signatures of all account owners exactly as registered on the account and any other information or supporting documentation as the Funds, their transfer agent or other authorized Fund agent may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by the Funds’ transfer agent (or other authorized Fund agent) to effect the purchase. The Funds, their transfer agent or any other authorized Fund agent may, in their sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time.

Financial intermediaries or plan sponsors may have their own requirements for considering transaction requests to be in “good order.” If you hold your shares through a financial intermediary or plan sponsor, please contact them for their specific “good order” requirements.

Share price. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in “good order” prior to the time as of which a Fund’s NAV is determined on any Business Day, the transaction price will be the NAV per share for that day. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime after the time as of which a Fund’s NAV is determined on any Business Day, the transaction price will be the NAV per share calculated the next Business Day.

If you hold Institutional Class, Advisor Class, Premier Class or Retirement Class shares through an Eligible Investor, the Eligible Investor may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than the close of that Business Day in order to receive that day’s NAV per share as the transaction price.

Large redemptions—applicable to all investors. Please contact the Fund before attempting to redeem a large dollar amount of shares (including exchange requests since they include redemption transactions). Large redemptions of Fund shares may be detrimental to the Fund’s other shareholders because such transactions can adversely affect a portfolio manager’s ability to efficiently manage the Fund. By contacting the Fund before you attempt to redeem a large dollar amount, you may avoid in-kind payment of your request.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     149

Minimum account size.

• Institutional Class. While there is currently no minimum account size for maintaining an Institutional Class account, the Funds reserve the right, without prior notice, to establish a minimum amount required to maintain an account.

• Advisor Class, Premier Class and Retirement Class. There is currently no minimum account size for maintaining Advisor Class, Premier Class or Retirement Class shares. The Funds reserve the right, without prior notice, to establish a minimum amount required to open, maintain or add to an account.

Taxpayer identification number. Regardless of whether you hold your Fund shares directly or through a Financial Intermediary Account, you must give the Funds your taxpayer identification number (which, for most individuals, is your Social Security number) and tell the Funds whether or not you are subject to backup withholding. If you do not furnish your taxpayer identification number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to backup tax withholding. In addition, if you hold Fund shares directly and do not furnish your taxpayer identification number, then your account application will be rejected and returned.

Changing your address.

• Institutional Class. To change the address on an account, please contact your Relationship Manager (for Direct Purchasers) or send the Funds a written notification.

• Advisor Class, Premier Class and Retirement Class. To change the address on an Eligible Investor account, please send the Funds a written notification.

Medallion Signature Guarantee. For some transaction requests (for example, when you are redeeming shares within 30 days (for direct investors) or 14 days (for participants holding shares through an Employee Benefit Plan or Financial Intermediary Account administered by TIAA) of changing your address, bank or bank account or adding certain new services to an existing account), the Funds may require a Medallion Signature Guarantee of each owner of record of an account. This requirement is designed to protect you and the Funds from fraud, and to comply with rules on stock transfers. A Medallion Signature Guarantee is a written endorsement from an eligible guarantor institution that the signature(s) on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions and members of U.S. stock exchanges participate in the Medallion Signature Guarantee program. No other form of signature verification will be accepted. A notary public cannot provide a signature guarantee. For more information about when a Medallion Signature Guarantee may be required, please contact the Funds or your Relationship Manager (for Direct Purchasers).

Transferring shares. For certain share classes, you can transfer ownership of your account to another person or organization that also qualifies to own the class of shares or change the name on your account by sending the Funds

150     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

written instructions. Generally, each registered owner of the account must sign the request and provide Medallion Signature Guarantees. When you change the name on an account, shares in that account are transferred to a new account.

Limitations. Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require the Funds to block an account owner’s ability to make certain transactions and thereby refuse to accept a purchase order or any request for transfers or withdrawals, until instructions are received from the appropriate regulator. The Funds may also be required to provide additional information about you and your account to government regulators.

Advice about your account—Direct Purchasers only. Neither the Funds nor any affiliate of Advisors nor any service provider to the Funds has provided advice, recommendations or suggestions as to any specific investment decision in the Funds. Shareholders are urged to consult their own advisors before making investment-related decisions, including but not limited to, those related to transfers or rollovers from retirement plans, purchases or sales of investments, selection or retention of investment managers, or selection of account beneficiaries.

Customer complaints. Customer complaints may be directed to TIAA-CREF Funds, 730 Third Avenue, New York, NY 10017-3206, Mail Stop 730/06/03, Attention: Senior Director, Client Distribution Services.

TIAA Web Center and telephone transactions. The Funds are not liable for losses from unauthorized TIAA Web Center and telephone transactions so long as reasonable procedures designed to verify the identity of the person effecting the transaction are followed. The Funds require the use of personal identification numbers, codes and other procedures designed to reasonably confirm that instructions given through TIAA’s Web Center or by telephone are genuine. The Funds also record telephone instructions and provide written confirmations of such instructions. The Funds accept all telephone instructions that are reasonably believed to be genuine and accurate. However, you should verify the accuracy of your confirmation statements immediately after you receive them. The Funds may suspend or terminate Internet or telephone transaction facilities at any time, for any reason. If you do not want to be able to effect transactions over the telephone, call the Funds for instructions.

Market timing/excessive trading policy—applicable to all investors

There are shareholders who may try to profit from making transactions back and forth among the Funds and other funds in an effort to “time” the market. As money is shifted in and out of a Fund, the Fund may incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     151

pricing inefficiencies. Consequently, the Funds are not appropriate for such market timing and you should not invest in the Funds if you want to engage in market timing activity.

The Board of Trustees has adopted policies and procedures to discourage this market timing activity. Under these policies and procedures, if, within a 60 calendar day period, a shareholder redeems or exchanges any monies out of a Fund, subsequently purchases or exchanges any monies back into the same Fund and then redeems or exchanges any monies out of that Fund, the shareholder will not be permitted to transfer back into the Fund through a purchase or exchange for 90 calendar days.

These market timing policies and procedures will not be applied to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Funds. In addition, the market timing policies and procedures will not apply to certain tuition (529) programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Funds. A Fund may also waive the market timing policies and procedures when it is believed that such waiver is in a Fund’s best interests, including but not limited to when it is determined that enforcement of these policies and procedures is not necessary to protect the Fund from the effects of short-term trading.

The Funds also reserve the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to a Fund’s efficient portfolio management. The Funds also may suspend or terminate your ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing. A purchase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because the Funds have discretion in applying this policy, it is possible that similar transaction activity could be handled differently because of the surrounding circumstances.

Each Fund’s portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Fund’s NAV, thereby minimizing any potential stale price arbitrage.

The Funds seek to apply their specifically defined market timing policies and procedures uniformly to all shareholders, and not to make exceptions with respect to these policies and procedures (beyond the exemptions noted above). The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. However, an intermediary’s omnibus accounts, by their nature, do not initially identify their

152     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

individual investors to the Funds, thereby making it more difficult for the Funds to identify market timing activity by such individual investors. At times, the Funds may agree to defer to an intermediary’s market timing policy if the Funds believe that the intermediary’s policy provides comparable protection of Fund shareholders’ interests. The Funds have the right to modify their market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether a Fund’s policies are being followed and/or to instruct intermediaries to take action against shareholders who have violated a Fund’s market timing policies.

The Funds are not appropriate for market timing activity. You should not invest in the Funds if you want to engage in market timing activity.

Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices.

If you invest in the Funds through an intermediary, including through a retirement or employee benefit plan, you may be subject to additional market timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.

Electronic prospectuses

If you received this Prospectus electronically and would like a paper copy, please contact the Funds and one will be sent to you.

Additional information about index providers

The Russell Indexes are a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The Funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the Funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     153

representation, warranty or guarantee as to the accuracy, completeness, reliability or otherwise of the russell indexes or any data included in the russell indexes. russell makes no representation, warranty or guarantee regarding the use or the results of use of the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

The Funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Advisors. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of a fund or any other person or entity regarding the advisability of investing in funds generally or in these Funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to the Funds or the issuer or owners of a Fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of the Funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by or the consideration into which a fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of the Funds or any other person or entity in connection with the administration, marketing or offering of the Funds.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of the funds, owners of the funds, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct,

154     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or Fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

Additional information about the Trust and the Board of Trustees

A trustee of the Trust (a “Trustee”) who is not an “interested person” of the Trust for purposes of the 1940 Act is deemed to be independent and disinterested when taking action as a Trustee. The Trustees oversee the management of the Trust and each of the Funds on behalf of the Trust, and not on behalf of individual owners of shares of beneficial interest in the Trust. The Trustees, on behalf of the Trust, approve certain service agreements with Advisors and certain other service providers in order to procure necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not third-party beneficiaries of such service agreements. Neither this Prospectus nor any other communication from or on behalf of the Trust creates a contract between a shareholder of a Fund and the Trust, a Fund and/or the Trustees. The Trustees and Trust management may amend this Prospectus and interpret the investment objective, policies and restrictions applicable to any Fund without shareholder input or approval, except as otherwise provided by law or as disclosed by the Trust.

Glossary

Code: The Internal Revenue Code of 1986, as amended, including any applicable regulations and Revenue Rulings.

Duration: Duration is a measure of volatility in the price of a bond in response to a change in prevailing interest rates, with a longer duration indicating more volatility. It can be understood as the weighted average of the time to each coupon and principal payment of such a security. For an investment portfolio of fixed-income securities, duration is the weighted average of each security’s duration. For example, the price of a bond with a duration of two years will rise (fall) two percent for every one percent decrease (increase) in its interest rate.

Equity Investments: Primarily, common stock, preferred stock and securities convertible or exchangeable into common stock, including convertible debt securities, convertible preferred stock and warrants or rights to acquire common stock.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     155

Fixed-Income or Fixed-Income Investments: Primarily, bonds and notes (such as corporate and government debt obligations), mortgage-backed securities, asset-backed securities, and structured securities that generally pay fixed or variable rates of interest; debt obligations issued at a discount from face value (i.e., that have an imputed rate of interest); non-interest-bearing debt securities (i.e., zero coupon bonds); and other non-equity securities that pay dividends.

Foreign Investments: Foreign investments may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies. Obligations issued by U.S. companies in non-U.S. currencies are not considered to be foreign investments.

Foreign Issuers: Foreign issuers generally include (1) companies whose securities are principally traded outside of the United States, (2) companies having their principal business operations outside of the United States,
(3) companies organized outside the United States, and (4) foreign governments and agencies or instrumentalities of foreign governments.

High-Yield Bond: A bond that has been rated lower than investment-grade by rating agencies or is deemed as such by Advisors and that generally pays a higher yield to compensate for its greater risk of default than an investment-grade bond.

Investment Glidepath: The general movement of the target allocations of the Funds (other than the Lifecycle Index Retirement Income Fund) from Underlying Funds that invest in equity securities to Underlying Funds that invest in fixed-income securities as a Fund’s target retirement year approaches, as well as after that target retirement year is reached.

Investment-Grade: A fixed-income security is investment-grade if it is rated in the four highest categories by a nationally recognized statistical rating organization (“NRSRO”) or an unrated security that Advisors determines is of comparable quality.

Short-Term Fixed-Income: Fixed-income securities with maturities from less than one year to five years.

U.S. Government Securities: Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

156     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Financial highlights

The Financial highlights tables are intended to help you understand the financial performance of each class of shares of the Funds for the past five years (or, if the class has not been in operation for five years, since commencement of operations of that class). Certain information reflects financial results for a single share of the Fund. The total returns in the table show the rates that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

[ ] serves as the Funds’ independent registered public accounting firm and has audited the financial statements of each of the Funds for each of the periods presented. Its report appears in the Funds’ Annual Report, which is available without charge upon request by calling 800-842-2252, by visiting the Funds’ website at www.tiaa.org or by visiting the SEC’s website at www.sec.gov.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     157

Financial highlights

Lifecycle Index Retirement Income Fund

158     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

(continued)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     159

Financial highlights

Lifecycle Index 2010 Fund

160     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

(continued)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     161

Financial highlights

Lifecycle Index 2015 Fund

162     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

(continued)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     163

Financial highlights

Lifecycle Index 2020 Fund

164     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

(continued)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     165

Financial highlights

Lifecycle Index 2025 Fund

166     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

(continued)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     167

Financial highlights

Lifecycle Index 2030 Fund

168     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

(continued)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     169

Financial highlights

Lifecycle Index 2035 Fund

170     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

(continued)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     171

Financial highlights

Lifecycle Index 2040 Fund

172     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

(continued)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     173

Financial highlights

Lifecycle Index 2045 Fund

174     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

(continued)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     175

Financial highlights

Lifecycle Index 2050 Fund

176     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

(continued)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     177

Financial highlights

Lifecycle Index 2055 Fund

178     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

(continued)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     179

Financial highlights

Lifecycle Index 2060 Fund

180     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

(concluded)

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     181

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For more information about TIAA-CREF Funds

Statement of Additional Information (“SAI”). The Funds’ SAI contains more information about certain aspects of the Funds. A current SAI has been filed with the SEC and is incorporated into this Prospectus by reference. This means that the Funds’ SAI is legally a part of the Prospectus.

Annual and Semiannual Reports. The Funds’ annual and semiannual reports provide additional information about the Funds’ investments. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the preceding fiscal year. The audited financial statements in the Funds’ annual shareholder report dated May 31, 2018 are also incorporated into this Prospectus by reference.

Requesting documents. You can request a copy of the Funds’ SAI or these reports without charge, or contact the Funds for any other purpose, in any of the following ways:

By telephone:

Call 877-518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Over the Internet:

www.tiaa.org

Information about the Trust (including the Funds’ SAI) can be reviewed and copied at the SEC’s public reference room (202-551-8090) in Washington, DC. The reports and other information are also available through the EDGAR Database on the SEC’s Internet website at www.sec.gov. Copies of the information can also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549.

To lower costs and eliminate duplicate documents sent to your home, the Funds may mail only one copy of the Funds’ Prospectus, prospectus supplements, annual and semiannual reports, or any other required documents to your household, even if more than one shareholder lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call the Funds toll-free or write to the Funds as follows:

By telephone:

Call 877-518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Important information about procedures for opening a new account:

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, the Funds will ask for your name, address, date of birth, Social Security number and other information that will allow the Funds to identify you, such as your home telephone number. Until you provide the Funds with the information they need, the Funds may not be able to open an account or effect any transactions for you.

1940 Act File No. 811-9301	A12014 (10/17)

Statement of Additional Information

TIAA-CREF Funds
Funds-of-Funds

OCTOBER 1, 2018

Tickers by Class
	Institutional	Advisor	Premier	Retirement	Retail
Lifecycle Funds
Lifecycle Retirement Income Fund	TLRIX	TLRHX	TPILX	TLIRX	TLRRX
Lifecycle 2010 Fund	TCTIX	TCLHX	TCTPX	TCLEX	—
Lifecycle 2015 Fund	TCNIX	TCNHX	TCFPX	TCLIX	—
Lifecycle 2020 Fund	TCWIX	TCWHX	TCWPX	TCLTX	—
Lifecycle 2025 Fund	TCYIX	TCQHX	TCQPX	TCLFX	—
Lifecycle 2030 Fund	TCRIX	TCHHX	TCHPX	TCLNX	—
Lifecycle 2035 Fund	TCIIX	TCYHX	TCYPX	TCLRX	—
Lifecycle 2040 Fund	TCOIX	TCZHX	TCZPX	TCLOX	—
Lifecycle 2045 Fund	TTFIX	TTFHX	TTFPX	TTFRX	—
Lifecycle 2050 Fund	TFTIX	TFTHX	TCLPX	TLFRX	—
Lifecycle 2055 Fund	TTRIX	TTRHX	TTRPX	TTRLX	—
Lifecycle 2060 Fund	TLXNX	TLXHX	TLXPX	TLXRX	—

Lifecycle Index Funds
Lifecycle Index Retirement Income Fund	TRILX	TLIHX	TLIPX	TRCIX	—
Lifecycle Index 2010 Fund	TLTIX	TLTHX	TLTPX	TLTRX	—
Lifecycle Index 2015 Fund	TLFIX	TLFAX	TLFPX	TLGRX	—
Lifecycle Index 2020 Fund	TLWIX	TLWHX	TLWPX	TLWRX	—
Lifecycle Index 2025 Fund	TLQIX	TLQHX	TLVPX	TLQRX	—
Lifecycle Index 2030 Fund	TLHIX	TLHHX	TLHPX	TLHRX	—
Lifecycle Index 2035 Fund	TLYIX	TLYHX	TLYPX	TLYRX	—
Lifecycle Index 2040 Fund	TLZIX	TLZHX	TLPRX	TLZRX	—
Lifecycle Index 2045 Fund	TLXIX	TLMHX	TLMPX	TLMRX	—
Lifecycle Index 2050 Fund	TLLIX	TLLHX	TLLPX	TLLRX	—
Lifecycle Index 2055 Fund	TTIIX	TTIHX	TTIPX	TTIRX	—
Lifecycle Index 2060 Fund	TVIIX	TVIHX	TVIPX	TVITX	—

Lifestyle Funds
Lifestyle Income Fund	TSITX	TSIHX	TSIPX	TLSRX	TSILX
Lifestyle Conservative Fund	TCSIX	TLSHX	TLSPX	TSCTX	TSCLX
Lifestyle Moderate Fund	TSIMX	TSMHX	TSMPX	TSMTX	TSMLX
Lifestyle Growth Fund	TSGGX	TSGHX	TSGPX	TSGRX	TSGLX
Lifestyle Aggressive Growth Fund	TSAIX	TSAHX	TSAPX	TSARX	TSALX

Managed Allocation Fund
Managed Allocation Fund	TIMIX	—	—	TITRX	TIMRX

This Statement of Additional Information (“SAI”) contains additional information that you should consider before investing in the above listed series, which are investment portfolios or “Funds” of the TIAA-CREF Funds (the “Trust”). The SAI is not a prospectus, but is incorporated by reference into and made a part of each prospectus issued and filed by the above-referenced Funds on or after October 1, 2018 (each, a “Prospectus”).

The SAI should be read carefully in conjunction with the Prospectuses. The Prospectuses may be obtained, without charge, by writing the Funds at TIAA-CREF Funds, 730 Third Avenue, New York, NY 10017–3206 or by calling 877-518-9161.

This SAI describes 30 Funds: twelve Lifecycle Funds, twelve Lifecycle Index Funds, five Lifestyle Funds and the Managed Allocation Fund. Each Fund may offer up to five share classes: Institutional Class, Advisor Class, Premier Class, Retirement Class and Retail Class.

Capitalized terms used, but not defined, herein have the same meaning as in the Prospectuses. The Funds’ audited financial statements for the fiscal year ended May 31, 2018 are incorporated into this SAI by reference to the TIAA-CREF Funds-of-Funds Annual Reports for that year to shareholders. The Funds will furnish you, without charge, a copy of the Annual Reports on request.

Investment objectives, policies, restrictions and risks 3

Disclosure of portfolio holdings 27

Management of the Trust 29

Proxy voting policies 33

Principal holders of securities 34

Investment advisory and other services 35

Underwriter and other service providers 37

Personal trading policy 37

Information about the Funds’ portfolio management 37

About the Trust and the shares 40

Pricing of shares 47

Tax status 48

Brokerage allocation 54

Legal matters 55

Experts 55

Financial statements 55

Appendix A: TIAA-CREF policy statement on corporate governance 57

2     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

Investment objectives, policies, restrictions and risks

The investment objectives and policies of each Fund are discussed in their respective Prospectuses. Because each Fund invests in either Class W shares (for the Lifecycle Funds and Lifecycle Index Funds) or Institutional Class shares (for the Lifestyle Funds and the Managed Allocation Fund) of other funds of the Trust and potentially other investment pools or investment products (the “Underlying Funds”), investors in each Fund will be affected by an Underlying Fund’s investment strategies in direct proportion to the amount of assets the Fund allocates to the Underlying Fund pursuing such strategies. Accordingly, each Fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following discussion of investment policies and restrictions supplements the descriptions in the Prospectuses of the Funds as well as the prospectuses of the Underlying Funds of the Trust described in this SAI. Under the Investment Company Act of 1940, as amended (the “1940 Act”), any fundamental policy of a registered investment company may not be changed without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that series. However, the investment objective of each Fund as described in its Prospectus, and its non-fundamental investment restrictions as described in “Investment policies” below, may be changed by the Board of Trustees of the Trust (the “Board of Trustees” or the “Board”) at any time without shareholder approval. The Trust is an open-end management investment company.

Each Fund is classified as “diversified” within the meaning of the 1940 Act. In addition, each Fund has qualified and intends to continue to meet the diversification requirements of Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”).

Unless otherwise noted, each of the following investment policies and risk considerations apply to each Fund.

Fundamental policies

The following restrictions are fundamental policies of each Fund:

1.  The Fund will not issue senior securities except as permitted by law.

2.  The Fund will not borrow money, except: (a) each Fund may purchase securities on margin, as described in restriction 7 below; and (b) from banks (only in amounts not in excess of 33 1/3% of the market value of that Fund’s assets at the time of borrowing), and, from other sources for temporary purposes (only in amounts not exceeding 5%, or such greater amount as may be permitted by law, of that Fund’s total assets taken at market value at the time of borrowing).

3.  The Fund will not underwrite the securities of other companies, except to the extent that it may be deemed an underwriter in connection with the disposition of securities from its portfolio.

4.  The Fund will not purchase real estate or mortgages directly, except that the Fund may invest in investment vehicles that purchase real estate or mortgages directly.

5.  The Fund will not purchase commodities or commodities contracts, except to the extent futures are purchased as described herein.

6.  The Fund will not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limit does not apply to repurchase agreements.

7.  The Fund will not purchase any security on margin except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

8.  The Fund will not invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities). With respect to investment restriction number 8, each Fund may invest more than 25% of its assets in any one Underlying Fund. For concentration purposes, each Fund will look through to the holdings of its affiliated Underlying Funds to assess its industry concentration. Currently, none of the Funds nor any of the Underlying Funds, other than the Real Estate Securities Fund and the privately offered TIAA-CREF Real Property Fund LP, concentrates, or intends to concentrate, its investments in a particular industry.

The following restriction is a fundamental policy of each Fund other than the Managed Allocation Fund:

9. The Fund will not, with respect to at least 75% of the value of its total assets, invest more than 5% of its total assets in the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities or securities of other investment companies, or hold more than 10% of the outstanding voting securities of any one issuer.

The following restriction is a fundamental policy of the Managed Allocation Fund:

10. The Fund will not invest in securities other than securities of other registered investment companies or other permissible investment products or pools that are approved by the Board of Trustees, government securities or short-term securities.

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With the exception of percentage restrictions relating to borrowings, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in the values of portfolio securities will not be considered a violation by the Fund.

Investment policies

The following policies and restrictions are non-fundamental policies of each Fund. These restrictions may be changed by the Board without the approval of Fund shareholders. Since each Fund will invest primarily in shares of other investment companies, rather than investing directly in individual securities, the investment policies listed below are applicable to the Underlying Funds of the Trust (but not to other Underlying Funds unless specifically noted below) in which the Funds invest.

Non-Equity Investments of the Equity and Real Estate Securities Underlying Funds. The equity Underlying Funds (the “Equity Funds”) and the Real Estate Securities Fund can, in addition to stocks, hold other types of securities with equity characteristics, such as convertible bonds, preferred stock, warrants and depository receipts or rights for such securities. Pending more permanent investments or to use cash balances effectively, these Funds may hold the same types of money market instruments as held by money market funds, as well as other short-term instruments. These other instruments are the same type of instruments a money market fund may hold, but they have longer maturities than the instruments allowed in money market funds, or otherwise do not meet the requirements for “Eligible Securities” (as defined in Rule 2a-7 under the 1940 Act).

When market conditions warrant, the Equity Funds and the Real Estate Securities Fund may invest directly in investment-grade debt securities similar to those the TIAA-CREF Bond Fund may invest in. The Equity Funds and the Real Estate Securities Fund may also hold debt securities that they acquire because of mergers, recapitalizations or otherwise.

The Equity Funds and the Real Estate Securities Fund also may invest in options and futures, as well as newly developed financial instruments, such as equity swaps and equity-linked fixed-income securities, so long as these are consistent with their investment objectives and regulatory requirements.

These investments and other Underlying Fund investment strategies are discussed in detail below.

Temporary Defensive Positions. During periods when Teachers Advisors, LLC (“Advisors”), the investment adviser for each Fund and Underlying Fund, believes there are unstable market, economic, political or currency conditions domestically or abroad, Advisors may assume, on behalf of a Fund or an Underlying Fund, a temporary defensive posture and (1) without limitation, hold cash and/or invest in money market instruments, and/or the Money Market Fund, or (2) restrict the securities markets in which the Fund’s or the Underlying Fund’s assets will be invested by investing those assets in securities markets deemed by Advisors to be conservative in light of the Fund’s or the Underlying Fund’s investment objective and policies. Under normal circumstances, each Fund and Underlying Fund may invest a portion of its total assets in cash or money market instruments for cash management purposes, pending investment in accordance with the Fund’s or Underlying Fund’s investment objective and policies and to meet operating expenses. To the extent that a Fund or an Underlying Fund holds cash or invests in money market instruments, it may not achieve its investment objective. Cash assets are generally not income-generating and would impact the Fund’s or Underlying Fund’s performance.

Credit Facility. Many of the Underlying Funds and the Funds participate in an unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions that otherwise might require the untimely disposition of securities. Certain accounts or series of the College Retirement Equities Fund (“CREF”), TIAA-CREF Life Funds (“TCLF”) and TIAA Separate Account VA-1 (“VA-1”), as well as certain other series of the Trust, each of which is managed by Advisors or an affiliate of Advisors, also participate in this credit facility. An annual commitment fee for the credit facility is borne by the participating Funds and Underlying Funds. Interest associated with any borrowing under the facility will be charged to the borrowing Funds at rates that are based on a specified rate of interest.

If an Underlying Fund or a Fund borrows money, it could leverage its portfolio by keeping securities it might otherwise have had to sell. Leveraging exposes an Underlying Fund or a Fund to special risks, including greater fluctuations in net asset value (“NAV”) in response to market changes.

Additional Risks Resulting From Market Events and Government Intervention in Financial Markets. Instability in the financial markets during and after the 2008–2009 financial downturn has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Most significantly, the U.S. Government has enacted a broad-reaching new regulatory framework over the financial services industry and consumer credit markets, the potential impact of which on the value of portfolio holdings of an Underlying Fund or Teachers Insurance and Annuity Association of America (“TIAA”) (or their affiliates) is unknown. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the securities in which the Underlying Funds invest, certain portfolio holdings of a Fund, the issuers of such securities, or TIAA (or their affiliates) in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds and the Underlying Funds themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s or an Underlying Fund’s ability to achieve its investment objective.

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Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s and an Underlying Fund’s portfolio holdings. Furthermore, volatile financial markets can expose a Fund and an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio holdings. Advisors will monitor developments and seek to manage each Fund and Underlying Fund in a manner consistent with achieving its investment objective, but there can be no assurance that Advisors will be successful in doing so.

The value of an Underlying Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which an Underlying Fund invests. In the event of such a disturbance, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Illiquid Investments. The Board of Trustees has delegated responsibility to Advisors for determining the value and liquidity of investments held by each Fund and Underlying Fund. Each Underlying Fund (except the Money Market Fund) may invest up to 15% of its net assets (5% of total assets in the case of the Money Market Fund) (taken at current value) in investments that are deemed illiquid. Illiquid investments are those that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which an Underlying Fund has valued the investment. Investments may be illiquid because of, among other factors, the absence of a trading market or distress in a trading market, making it difficult to value the investments or dispose of them promptly at the value at which they are carried. Investments in illiquid securities or holding securities that have become illiquid pose risks of potential delays in resale. Limitations on or delays in resale may have an adverse effect on the marketability of portfolio securities, and it may be difficult for the Underlying Funds to dispose of illiquid securities promptly or to sell such securities for the value at which they are carried, if at all, or at any price within the desired time frame. Each Underlying Fund (except the Money Market Fund) may receive distressed prices and incur higher transaction costs when selling illiquid securities. There is also a risk that unusually high redemption requests, including redemption requests from certain large shareholders (such as institutional investors), asset allocation changes, or other unusual market conditions may make it difficult for a Fund to sell investments in sufficient time to allow it to meet redemptions. Redemption requests could require a Fund to sell illiquid investments at reduced prices or under unfavorable conditions, which may negatively impact Fund performance. In October 2016, the SEC adopted new regulations that may limit a Fund’s ability to invest in illiquid and less liquid investments. These limitations may adversely affect a Fund’s performance and ability to achieve its investment objective when the regulations take effect on December 1, 2018 as expected.

Restricted Securities. The Underlying Funds may invest in restricted securities. A restricted security is one that has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933, as amended (the “1933 Act”). From time to time, restricted securities can be considered illiquid. For example, they may be considered illiquid if they are not eligible for sale to qualified institutional purchasers in reliance upon Rule 144A under the 1933 Act. However, purchases by an Underlying Fund of securities of foreign issuers offered and sold outside the United States may be considered liquid even though they are restricted. The Board of Trustees of the Underlying Funds has delegated responsibility to Advisors for determining the value and liquidity of restricted securities and other investments held by each Fund.

Preferred Stock. The Underlying Funds (other than the Money Market Fund) can invest in preferred stock consistent with their investment objectives. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors, and shareholders may suffer a loss of value if dividends are not paid. Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights.

Options and Futures. Each of the Underlying Funds (other than the Money Market Fund) may engage in options (puts and calls) and futures strategies to the extent permitted by the Securities and Exchange Commission (“SEC”) and the Commodity Futures Trading Commission (“CFTC”). The Underlying Funds may use options and futures strategies for hedging techniques and cash management purposes and to increase total return.

Options and futures transactions may increase an Underlying Fund’s transaction costs and portfolio turnover rate and will be initiated only when consistent with the Fund’s investment objective.

Options. Options-related activities could include: (1) the sale of covered call option contracts and the purchase of call option contracts, including for the purpose of closing a purchase transaction; (2) buying covered put option contracts and selling put option contracts, including to close out a position acquired through the purchase of such options; and (3) selling call option

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contracts or buying put option contracts on groups of securities and on futures on groups of securities, and buying similar call option contracts or selling put option contracts, including to close out a position acquired through a sale of such options. This list of options-related activities is not intended to be exclusive, and the Underlying Funds may engage in other types of options transactions consistent with their investment objectives and policies and applicable law.

A call option is a short-term contract (generally for nine months or less) that gives the purchaser of the option the right but not the obligation to purchase the underlying security at a fixed exercise price at any time (American style) or at a set time (European style) prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the call option, the purchaser pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of a call option has the obligation, upon the exercise of the option by the purchaser, to sell the underlying security at the exercise price. Selling a call option would benefit the seller if, over the option period, the underlying security declines in value or does not appreciate above the aggregate of the exercise price and the premium. However, the seller risks an “opportunity loss” of profits if the underlying security appreciates above the aggregate value of the exercise price and the premium.

An Underlying Fund may close out a position acquired through selling a call option by buying a call option on the same security with the same exercise price and expiration date as the call option that it had previously sold on that security. Depending on the premium for the call option purchased by an Underlying Fund, the Underlying Fund will realize a profit or loss on the transaction on that security.

A put option is a similar short-term contract that gives the purchaser of the option the right to sell the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the put option, the purchaser pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of a put option has the obligation, upon the exercise of the option by the purchaser, to purchase the underlying security at the exercise price. The buying of a covered put contract limits the downside exposure for the investment in the underlying security. The risk of purchasing a put is that the market price of the underlying stock prevailing on the expiration date may be above the option’s exercise price. In that case, the option would expire worthless and the entire premium would be lost.

An Underlying Fund may close out a position acquired through buying a put option by selling an identical put option on the same security with the same exercise price and expiration date as the put option that it had previously bought on the security. Depending on the premium for the put option purchased by an Underlying Fund, the Underlying Fund would realize a profit or loss on the transaction.

In addition to options (both calls and puts) on individual securities, there are also options on groups of securities, such as the options on the Standard & Poor’s 100 Index, which are traded on the Chicago Board Options Exchange. There are also options on the futures of groups of securities such as the Standard & Poor’s 500 Index and the New York Stock Exchange Composite Index. The selling of such calls can be used in anticipation of, or in, a general market or market sector decline that may adversely affect the market value of an Underlying Fund’s portfolio of securities. To the extent that an Underlying Fund’s portfolio of securities changes in value in correlation with a given stock index, the sale of call options on the futures of that index would substantially reduce the risk to the portfolio of a market decline, and, by so doing, provide an alternative to the liquidation of securities positions in the portfolio with resultant transaction costs. A risk in all options, particularly the relatively new options on groups of securities and on the futures on groups of securities, is a possible lack of liquidity. This will be a major consideration of Advisors before it deals in any option on behalf of an Underlying Fund.

There is another risk in connection with selling a call option on a group of securities or on the futures of groups of securities. This arises because of the imperfect correlation between movements in the price of the call option on a particular group of securities and the price of the underlying securities held in the portfolio. Unlike a covered call on an individual security, where a large movement on the upside for the call option will be offset by a similar move on the underlying stock, a move in the price of a call option on a group of securities may not be offset by a similar move in the price of securities held due to the difference in the composition of the particular group and the portfolio itself.

Futures. To the extent permitted by applicable regulatory authorities, the Underlying Funds (other than the Money Market Fund) may purchase and sell futures contracts on securities or other instruments, or on groups or indices of securities or other instruments. The purpose of hedging techniques using financial futures is to protect the principal value of the Underlying Fund against adverse changes in the market value of securities or instruments in its portfolio, and to obtain better returns on investments than available in the cash market. Since these are hedging techniques, the gains or losses on the futures contract normally will be offset by losses or gains, respectively, on the hedged investment. Futures contracts also may be offset prior to the future date by executing an opposite futures contract transaction.

A futures contract on an investment is a binding contractual commitment which, if held to maturity, generally will result in an obligation to make or accept delivery, during a particular future month, of the securities or instrument underlying the contract.

By purchasing a futures contract—assuming a “long” position—Advisors will legally obligate an Underlying Fund to accept the future delivery of the underlying security or instrument and pay the agreed price. By selling a futures contract—assuming a

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“short” position—Advisors will legally obligate an Underlying Fund to make the future delivery of the security or instrument against payment of the agreed price.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While futures positions taken by an Underlying Fund usually will be liquidated in this manner, an Underlying Fund may instead make or take delivery of the underlying securities or instruments whenever it appears economically advantageous to an Underlying Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for closing out positions and guarantees that the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

A stock index futures contract, unlike a contract on a specific security, does not provide for the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

Stock index futures may be used to hedge the equity investments of the Underlying Funds with regard to market (systematic) risk (involving the market’s assessment of overall economic prospects), as distinguished from stock specific risk (involving the market’s evaluation of the merits of the issuer of a particular security). By establishing an appropriate “short” position in stock index futures, Advisors may seek to protect the value of the Underlying Funds’ securities portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, Advisors can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, the Underlying Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.

Unlike the purchase or sale of a security, no price is paid or received by an Underlying Fund upon the purchase or sale of a futures contract. Initially, an Underlying Fund will be required to deposit in a segregated account with the broker (futures commission merchant) carrying the futures account on behalf of the Underlying Fund an amount of cash, U.S. Treasury securities, or other permissible assets equal to a percentage of the contract amount as determined by the clearinghouse. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to an Underlying Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments to and from the broker, called “variation margin,” will be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.”

For example, when the Underlying Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value, and the Underlying Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Underlying Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, the position would be less valuable and the Underlying Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Underlying Fund may elect to close the position by taking an opposite position that will operate to terminate the Underlying Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Underlying Fund, and the Underlying Fund realizes a loss or a gain.

There are several risks in connection with the use of a futures contract as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the securities or instruments that are the subject of the hedge. Advisors, on behalf of an Underlying Fund, will attempt to reduce this risk by engaging in futures transactions, to the extent possible, where, in Advisors’ judgment, there is a significant correlation between changes in the prices of the futures contracts and the prices of the Underlying Fund’s portfolio securities or instruments sought to be hedged.

Successful use of futures contracts for hedging purposes also is subject to Advisors’ ability to correctly predict movements in the direction of the market. For example, it is possible that where an Underlying Fund has sold futures to hedge its portfolio against declines in the market, the index on which the futures are written may advance and the values of securities or instruments held in the Underlying Fund’s portfolio may decline. If this occurred, the Underlying Fund would lose money on the futures and also experience a decline in value in its portfolio investments. However, Advisors believes that over time the value of an Underlying Fund’s portfolio will tend to move in the same direction as the market indices that are intended to correlate to the price movements of the portfolio securities or instruments sought to be hedged.

It also is possible that, for example, if an Underlying Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increased instead, the Underlying Fund will lose part or all of the benefit of increased value of those stocks that it has hedged because it will have offsetting losses in its futures positions. In

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addition, in such situations, if an Underlying Fund has insufficient cash, it may have to sell securities or instruments to meet daily variation margin requirements. Such sales may be, but will not necessarily be, at increased prices that reflect the rising market. The Underlying Fund may have to sell securities or instruments at a time when it may be disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures contracts and the portion of the portfolio being hedged, the prices of futures contracts may not correlate perfectly with movements in the underlying security or instrument due to certain market distortions. First, all transactions in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market also may cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between movements in the futures contracts and the portion of the portfolio being hedged, even a correct forecast of general market trends by Advisors still may not result in a successful hedging transaction over a very short time period.

The Underlying Funds (other than the Money Market Fund) may also use futures contracts and options on futures contracts to manage their cash flow more effectively. To the extent that an Underlying Fund enters into non-hedging positions, it will do so only in accordance with certain CFTC exemptive provisions that permit the Underlying Fund and/or Advisors to claim an exclusion from the definition of a “commodity pool operator” under the Commodity Exchange Act. The Underlying Funds and/or Advisors have claimed an exclusion from the definition of the terms “commodity pool operator” and “commodity pool” under the Commodity Exchange Act and the regulations thereunder and, therefore, are not currently subject to registration or regulation as commodity pool operators or pools.

Use of Options and Futures by the Funds. Each of the Funds may directly engage in options (puts and calls) and futures strategies to the extent permitted by the SEC and the CFTC. The Funds may use options and futures strategies for cash management, efficient portfolio management and other purposes. The Funds may also use options for purposes such as rebalancing and tactical asset allocation. Options and futures transactions may increase a Fund’s transaction costs and portfolio turnover rate and will be initiated only when consistent with a Fund’s investment objective. The terms and risks of such instruments are provided in more detail under the sections above.

Firm Commitment Agreements and Purchase of “When-Issued” Securities. The Underlying Funds can enter into firm commitment agreements for the purchase of securities on a specified future date. Thus, an Underlying Fund may purchase, for example, issues of fixed-income instruments on a “when-issued” basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of the transaction. In addition, the Underlying Funds may invest in asset-backed securities on a delayed delivery basis. This reduces an Underlying Fund’s risk of early repayment of principal, but exposes the Underlying Fund to some additional risk that the transaction will not be consummated.

When an Underlying Fund enters into a firm commitment agreement, liability for the purchase price—and the rights and risks of ownership of the securities—accrues to the Underlying Fund at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Underlying Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Underlying Fund is obligated to purchase such securities, it will be required to segregate assets. See “Segregated Accounts” below.

Debt instruments generally

A debt instrument held by an Underlying Fund will be affected by general changes in interest rates that will, in turn, result in increases or decreases in the market value of the instrument. The market value of non-convertible debt instruments (particularly fixed-income instruments) in an Underlying Fund’s portfolio can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of an Underlying Fund holding a significant amount of debt instruments will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Underlying Fund’s yield will tend to be somewhat lower. In addition, when interest rates are falling, money received by such an Underlying Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Underlying Fund’s current yield. In periods of rising interest rates, the opposite result can be expected to occur. Interest rate risk is generally heightened during periods when prevailing interest rates are low or negative and during such periods, an Underlying Fund may not be able to maintain a positive yield or yields on par with historical levels.

The market for fixed-income instruments has consistently grown over the past three decades while the growth of capacity for traditional dealers to engage in fixed-income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of certain types of fixed-income instruments, and the ability of dealers to “make markets” in such instruments, are at or near historic lows in relation to market size. Because dealers acting as market makers provide stability to a market, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed-income markets. Such issues may be exacerbated during periods of economic uncertainty or market volatility.

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Ratings as Investment Criteria. Nationally Recognized Statistical Ratings Organization (“NRSRO”) ratings represent the opinions of those organizations as to the quality of securities that they rate. Although these ratings, which are relative and subjective and are not absolute standards of quality, are used by Advisors as one of many criteria for the selection of portfolio securities on behalf of the Underlying Funds, Advisors also relies upon its own analysis to evaluate potential investments.

Subsequent to its purchase by an Underlying Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Underlying Fund. These events will not require the sale of the securities by an Underlying Fund. However, Advisors will consider the event in its determination of whether the Underlying Fund should continue to hold the securities. To the extent that a NRSRO’s rating changes as a result of a change in the NRSRO or its rating system, Advisors will attempt to use comparable ratings as standards for the Underlying Fund’s investments in accordance with its investment objectives and policies.

Certain Investment-Grade Debt Obligations. Although obligations rated Baa by Moody’s or BBB by S&P are considered investment-grade, they may be viewed as being subject to greater risks than other investment-grade obligations. Obligations rated Baa by Moody’s are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well, while obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest.

U.S. Government Debt Securities. Some of the Underlying Funds may invest in U.S. Government securities. These include: debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), General Services Administration, any of the various institutions that previously were, or currently are, part of the Farm Credit System, including the National Bank for Cooperatives, the Farm Credit Banks and the Banks for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (“FNMA”), Maritime Administration, Tennessee Valley Authority and District of Columbia Armory Board. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and issue dates. Certain of the foregoing U.S. Government securities are supported by the full faith and credit of the United States, whereas others are supported by the right of the agency or instrumentality to borrow an amount limited to a specific line of credit from the U.S. Treasury or by the discretionary authority of the U.S. Government or GNMA to purchase financial obligations of the agency or instrumentality. In contrast, certain of the foregoing U.S. Government securities are only supported by the credit of the issuing agency or instrumentality (e.g., GNMA). Because the U.S. Government is not obligated by law to support an agency or instrumentality that it sponsors, or such agency’s or instrumentality’s securities, an Underlying Fund only invests in U.S. Government securities when Advisors determines that the credit risk associated with the obligation is suitable for the Underlying Fund.

In September 2008, FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges, as well as assets, of FNMA and FHLMC, although both FNMA and FHLMC have continued to operate as going concerns while in conservatorship.

Although the U.S. Treasury Department subsequently announced several additional steps to enhance FNMA’s and FHLMC’s ability to meet their respective obligations, certain of these additional steps—a liquidity backstop and the mortgage-backed securities purchase program—expired in December 2009. In addition, under the Federal Housing Finance Regulatory Reform Act of 2008, FHFA has the power, as conservator or receiver, to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment under certain conditions. Therefore, the uncertainty surrounding the guaranty obligations of FNMA and FHLMC with respect to mortgage-backed securities, combined with the broad power of the FHFA to potentially cancel these guaranty obligations, could adversely impact the value of certain FNMA- and FHLMC-guaranteed mortgage-backed securities held by the Underlying Funds.

Risks of Lower-Rated, Lower-Quality Debt Instruments. Lower-rated debt securities (i.e., those rated Ba or lower by Moody’s or BB or lower by S&P) are sometimes referred to as “high-yield” or “junk” bonds. Each of the Underlying Funds (except for the Money Market Fund) may invest in lower-rated debt securities. In particular, under normal market conditions, the High-Yield Fund invests at least 80% of its net assets in below-investment-grade securities. These securities are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher-rated categories. Reliance on credit ratings entails greater risks with regard to lower-rated securities than it does with regard to higher-rated securities, and Advisors’ success is more dependent upon its own credit analysis with regard to lower-rated securities than is the case with regard to higher-rated securities. The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower-rated securities also tend to be more sensitive to economic conditions than are higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, regarding lower-rated bonds may depress prices and liquidity for such securities. To the extent an Underlying Fund invests in these securities, factors adversely affecting the market value of lower-rated securities will adversely affect the Underlying Fund’s NAV. In addition, an Underlying Fund may incur

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additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

An Underlying Fund may have difficulty disposing of certain lower-rated securities for which there is a thin trading market. Because not all dealers maintain markets in lower-rated securities, there is no established retail secondary market for many of these securities, and Advisors anticipates that they could be sold only to a limited number of dealers or institutional investors. To the extent there is a secondary trading market for lower-rated securities, it is generally not as liquid as that for higher-rated securities. The lack of a liquid secondary market for certain securities may make it more difficult for the Underlying Funds to obtain accurate market quotations for purposes of valuing their assets. Market quotations are generally available on many lower-rated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. When market quotations are not readily available, lower-rated securities must be fair valued using procedures approved by the Board of Trustees. This valuation is more difficult and judgment plays a greater role in such valuation when there are less reliable objective data available.

Any debt instrument, no matter its initial rating, may, after purchase by an Underlying Fund, have its rating lowered due to the deterioration of the issuer’s financial position. Advisors may determine that an unrated security is of comparable quality to securities with a particular rating. Such unrated securities are treated as if they carried the rating of securities with which Advisors compares them.

Lower-rated debt securities may be issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or as part of a corporate takeover. Companies that issue such lower-rated securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers is greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing.

The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

It is possible that a major economic recession could adversely affect the market for lower-rated securities. Any such recession might severely affect the market for and the values of such securities, as well as the ability of the issuers of such securities to repay principal and pay interest thereon.

The Underlying Funds (other than the Money Market Fund) may acquire lower-rated securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. The Underlying Funds may incur special costs in disposing of such securities, but will generally incur no costs when the issuer is responsible for registering the securities.

The Underlying Funds may also acquire lower-rated securities during an initial underwriting. Such securities involve special risks because they are new issues. The Underlying Funds have no arrangement with any person concerning the acquisition of such securities, and Advisors will carefully review the credit and other characteristics pertinent to such new issues. An Underlying Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Underlying Fund. Such participation may subject the Underlying Fund to expenses such as legal fees and may make the Underlying Fund an “insider” of the issuer for purposes of the federal securities laws, and, therefore, may restrict the Underlying Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by an Underlying Fund on such committees also may expose the Underlying Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Underlying Fund would participate on such committees only when Advisors believes that such participation is necessary or desirable to enforce the Underlying Fund’s rights as a creditor or to protect the value of securities held by the Underlying Fund.

Although most of the Underlying Funds can invest a percentage of their assets in lower-rated securities, the High-Yield Fund can invest up to 100% of its assets in debt instruments that are unrated or rated lower than the four highest rating categories assigned by Moody’s or S&P. Up to 20% of the High-Yield Fund’s assets may be invested in securities rated lower than B– or its equivalent by at least two rating agencies. Thus, the preceding information about lower-rated securities is especially applicable to the High-Yield Fund.

Corporate Debt Securities. An Underlying Fund may invest in corporate debt securities of U.S. and foreign issuers and/or hold its assets in these securities for cash management purposes. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

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Zero Coupon Obligations. Some of the Underlying Funds may invest in zero coupon obligations. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis. Although an Underlying Fund will receive no payments on its zero coupon securities prior to their maturity or disposition, it will be required for federal income tax purposes generally to include in its dividends to shareholders each year an amount equal to the annual income that accrues on its zero coupon securities. Such dividends will be paid from the cash assets of the Underlying Fund, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Underlying Fund otherwise would not have done so. To the extent an Underlying Fund is required to liquidate thinly traded securities, the Underlying Fund may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by an Underlying Fund to pay distributions, the Underlying Fund will not be able to purchase additional income-producing securities with such proceeds, and as a result its current income ultimately may be reduced.

Floating and Variable Rate Instruments. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every 1–3 months. Some of the Underlying Funds may invest in floating and variable rate instruments. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank’s prime rate, a certificate of deposit rate or the London InterBank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of the interest rate of securities indexed, currency exchange rate or other commodities. Variable and floating rate securities tend to be less sensitive than fixed-rate securities to interest rate changes and to have higher yields when interest rates increase. However, during rising interest rates, changes in the interest rate of an adjustable rate security may lag changes in market rates. The amount by which the rates are paid on an income security may increase or decrease and may be subject to periodic or lifetime caps. Fluctuations in interest rates above these caps could cause adjustable rate securities to behave more like fixed-rate securities in response to extreme movements in interest rates.

An Underlying Fund (other than the Money Market Fund) may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed-rate obligation of similar credit quality. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed-rate security having similar credit quality redemption provisions and maturity.

Foreign Debt Obligations. The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. An Underlying Fund may buy securities issued by certain “supra-national” entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (more commonly known as the “World Bank”), the Asian Development Bank and the Inter-American Development Bank.

The governmental members of these supra-national entities are “stockholders” that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity’s lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

Structured or Indexed Securities (including Exchange-Traded Notes, Equity-Linked Notes and Inflation-Indexed Bonds). Some of the Underlying Funds may invest in structured or indexed securities. The value of the principal of and/or interest on such securities is based on a reference such as a specific currency, interest rate, commodity, index or other financial indicator (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured or indexed securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in a loss of an Underlying Fund’s investment. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, changes in interest rates or the value of the security at maturity may be some multiple of the change in

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the value of the Reference. Consequently, structured or indexed securities may entail a greater degree of market risk than other types of debt securities. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities. Structured and indexed securities are generally subject to the same risks as other fixed-income securities in addition to the special risks associated with linking the payment of principal and/or interest payments (or other payable amounts) to the performance of a Reference.

An Underlying Fund may also invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of a U.S. Treasury inflation-indexed bond, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. An Underlying Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is not seasonally adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Negative Interest Rates. As of the date of this SAI, certain European countries and Japan have recently pursued largely unprecedented negative interest rate policies, the consequences of which are uncertain. A negative interest rate policy is an unconventional central bank monetary policy tool where nominal target interest rates are set with a negative value (i.e., below zero percent) intended to help create self-sustaining growth in the local economy. If a bank charges negative interest, instead of receiving interest on deposits, a depositor must pay the bank fees to keep money with the bank. As a result, debt instruments have traded at negative yields. Negative interest rates may become more prevalent among foreign (non-U.S.) issuers, and potentially within the U.S. These market conditions may increase an Underlying Fund’s exposures to the risks associated with rising interest rates. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). This is especially true under current economic conditions because interest rates in the United States and in certain foreign markets are at or near historic lows. Thus, an Underlying Fund currently faces a heightened level of interest rate risk, especially as the Federal Reserve Board ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. To the extent an Underlying Fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Underlying Fund would generate a negative return on that investment. A number of factors may contribute to debt instruments trading at a negative yield. While negative yields can be expected to reduce demand for fixed-income investments trading at a negative interest rate, investors may be willing to continue to purchase such investments for a number of reasons including, but not limited to, price insensitivity, arbitrage opportunities across fixed-income markets or rules-based investment strategies. If negative interest rates become more prevalent in the market, it is expected that investors will seek to reallocate assets to other income-producing assets such as investment-grade and high-yield debt instruments, or equity investments that pay a dividend. This increased demand for higher yielding assets may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time. In addition, a move to higher yielding investments may cause investors, including an Underlying Fund, to seek fixed-income investments with longer duration and/or potentially reduced credit quality in order to seek the desired level of yield. These considerations may limit an Underlying Fund’s ability to locate fixed-income instruments

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containing the desired risk/return profile. Changing interest rates, including, but not limited to, rates that fall below zero, could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility and potential illiquidity.

Contingent Capital Securities. Contingent capital securities (sometimes referred to as “CoCos”) are issued primarily by non-U.S. financial institutions, which have loss absorption mechanisms benefitting the issuer built into their terms. CoCos generally provide for mandatory conversion into the common stock of the issuer or a write-down of the principal amount or value of the CoCos upon the occurrence of certain “triggers.” These triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern. Equity conversion or principal write-down features are tailored to the issuer and its regulatory requirements and, unlike traditional convertible securities, conversions are not voluntary.

A trigger event for CoCos would likely be the result of, or related to, the deterioration of the issuer’s financial condition (e.g., a decrease in the issuer’s capital ratio) and status as a going concern. In such a case, with respect to CoCos that provide for conversion into common stock upon the occurrence of the trigger event, the market price of the issuer’s common stock received by an Underlying Fund will have likely declined, perhaps substantially, and may continue to decline, which may adversely affect the Underlying Fund’s net asset value. Further, the issuer’s common stock would be subordinate to the issuer’s other classes of securities and therefore would worsen an Underlying Fund’s standing in a bankruptcy proceeding. In addition, because the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero. In view of the foregoing, CoCos are often rated below investment-grade and are subject to the risks of high-yield securities.

CoCos may be subject to an automatic write-down (i.e., the automatic write-down of the principal amount or value of the securities, potentially to zero, and the cancellation of the securities) under certain circumstances, which could result in an Underlying Fund losing a portion or all of its investment in such securities. In addition, an Underlying Fund may not have any rights with respect to repayment of the principal amount of the securities that has not become due or the payment of interest or dividends on such securities for any period from (and including) the interest or dividend payment date falling immediately prior to the occurrence of such automatic write-down. An automatic write-down could also result in a reduced income rate if the dividend or interest payment is based on the security’s par value. Coupon payments on CoCos may be discretionary and may be cancelled by the issuer for any reason or may be subject to approval by the issuer’s regulator and may be suspended in the event there are insufficient distributable reserves.

In certain scenarios, investors in CoCos may suffer a loss of capital ahead of equity holders or when equity holders do not. The prices of CoCos may be volatile. There is no guarantee that an Underlying Fund will receive a return of principal on CoCos. Any indication that an automatic write-down or conversion event may occur can be expected to have a material adverse effect on the market price of CoCos.

Mortgage-backed and asset-backed securities

Mortgage-Backed and Asset-Backed Securities Generally. Some of the Underlying Funds may invest in mortgage-backed and asset-backed securities, which represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans. Mortgage-backed securities include various types of mortgage-related securities such as government stripped mortgage-related securities, adjustable-rate mortgage-related securities and collateralized mortgage obligations. Some of the Underlying Funds may also invest in asset-backed securities, which represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements and other categories of receivables. These assets are typically pooled and securitized by governmental, government-related or private organizations through the use of trusts and special purpose entities established specifically to hold assets and to issue debt obligations backed by those assets. Asset-backed or mortgage-backed securities are normally created or “sponsored” by banks or other financial institutions or by certain government-sponsored enterprises such as FNMA or FHLMC.

Payments or distributions of principal and interest may be guaranteed up to certain amounts and for certain time periods by letters of credit or pool insurance policies issued by a financial institution unaffiliated with the trust or corporation. Other credit enhancements also may exist. These securities are typically issued by legal entities established specifically to hold assets and to issue debt obligations backed by these assets. Asset-backed or mortgage-backed securities are normally created or “sponsored” by banks or other financial institutions or by certain government-sponsored enterprises such as FNMA or FHLMC.

Mortgage Pass-Through Securities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as GNMA, by government related organizations, such as FNMA and FHLMC, as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities

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provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees, and the creditworthiness of the issuers thereof, will be considered in determining whether a mortgage-related security meets an Underlying Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. An Underlying Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, Advisors determines that the securities meet the Underlying Fund’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable, especially in the current financial environment. In addition, recent developments in the fixed-income and credit markets may have an adverse impact on the liquidity of mortgage-related securities.

Collateralized Mortgage Obligations (“CMOs”). CMOs are structured into multiple classes, each bearing a different stated maturity. Similar to a bond, interest and prepaid principal are paid, in most cases, on a monthly basis. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds.

Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

The average maturity of pass-through pools of mortgage-related securities in which some of the Underlying Funds may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool’s stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, location of the mortgaged property and age of the mortgage. For example, in periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-related security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than originally expected. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-related securities will vary based upon the prepayment experience of the underlying pool of mortgages. For purposes of calculating the average life of the assets of the relevant Underlying Fund, the maturity of each of these securities will be the average life of such securities based on the most recent estimated annual prepayment rate.

Asset-Backed Securities Unrelated to Mortgage Loans. Some of the Underlying Funds may invest in asset-backed securities that are unrelated to mortgage loans. These include, but are not limited to, credit card securitizations, auto and equipment lease and loan securitizations and rate reduction bonds. In the case of credit card securitizations, it is typical to have a revolving master trust issue “soft bullet” maturities representing a fractional interest in trusts whose assets consist of revolving credit card receivables. Auto and equipment lease and loan securitizations reference specific static asset pools whereby monthly payments of principal and interest are passed through directly to certificate holders typically in order of seniority. The

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ultimate performance of these securities is a function of both the creditworthiness of the borrowers as well as recovery obtained on collateral foreclosed upon by the respective trust(s). Rate reduction bonds represent a secured interest in future rate recovery on stranded utility assets that may result from, for example, storm damages or environmental costs. Typically these costs are recouped over time from a broad rate payer base. The performance of these securities would depend primarily upon a continuance of sufficient rate base to repay the notes in the specified time frame and a stable regulatory environment.

Mortgage Dollar Rolls. Some of the Underlying Funds may enter into mortgage “dollar rolls” in which the Underlying Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase either similar or substantially identical securities on a specified future date. To be considered “substantially identical,” the securities returned to an Underlying Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have the same original stated maturity; (4) have identical net coupon rates; (5) have identical form and type so as to provide the same risks and rights; and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered. The Underlying Fund loses the right to receive principal and interest paid on the securities sold. However, the Underlying Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) plus the interest earned on the short-term investment awaiting the settlement date of the forward purchase. Unless such benefits exceed the income and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Underlying Fund compared with what such performance would have been without the use of mortgage dollar rolls. The Underlying Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon Advisors’ ability to correctly predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. In connection with mortgage dollar roll transactions, an Underlying Fund could receive securities with investment characteristics that are different than those originally sold by the Underlying Fund, which may adversely affect the sensitivity of the Underlying Fund to changes in interest rates.

Securities Lending. Subject to the Underlying Funds’ fundamental investment policies relating to loans of portfolio securities set forth above, each Underlying Fund may lend its securities to brokers and dealers that are not affiliated with TIAA, are registered with the SEC and are members of the Financial Industry Regulatory Authority (“FINRA”), and also to certain other financial institutions. All loans will be fully collateralized. In connection with the lending of its securities, an Underlying Fund will receive as collateral cash, securities issued or guaranteed by the U.S. Government (e.g., Treasury securities), or other collateral permitted by applicable law, which at all times while the loan is outstanding will be maintained in amounts equal to at least 102% of the current market value of the outstanding loaned securities for U.S. equities and fixed-income assets and 105% for non-U.S. equities, or such lesser percentage as may be permitted by the SEC (including a decline in the value of the collateral) (not to fall below 100% of the market value of the loaned securities not including a decline in the value of the collateral), as reviewed daily. Cash collateral received by an Underlying Fund will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. During the term of the loan, an Underlying Fund will continue to have investment risks with respect to the securities being loaned, as well as risk with respect to the investment of the cash collateral, and the Underlying Fund may lose money as a result of the investment of such collateral. In addition, an Underlying Fund could suffer a loss if the loan terminates and the Underlying Fund is forced to liquidate investments at a loss in order to return the cash collateral to the borrower.

By lending its securities, an Underlying Fund will receive amounts equal to the interest or dividends paid on the securities loaned and, in addition, will expect to receive a portion of the income generated by the short-term investment of cash received as collateral or, alternatively, where securities or letter of credit are used as collateral, a lending fee paid directly to the Underlying Fund by the borrower of the securities. Under certain circumstances, a portion of the lending fee may be paid or rebated to the borrower by the Underlying Fund. Such loans will be terminable by the Underlying Fund at any time and will not be made to affiliates of TIAA. An Underlying Fund may terminate a loan of securities in order to regain record ownership of, and to exercise beneficial rights related to, the loaned securities, including, but not necessarily limited to, voting or subscription rights or certain tax benefits, and Advisors may, in the exercise of its fiduciary duties, terminate a loan in the event that a vote of holders of those securities is required on a material matter. An Underlying Fund may pay reasonable fees to persons unaffiliated with the Underlying Fund for services, for arranging such loans, or for acting as securities lending agent (each an “Agent”). Loans of securities will be made only to firms deemed creditworthy. In lending its securities, an Underlying Fund bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to the Underlying Fund. An Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Underlying Fund if at the time of a default by a borrower some or all of the loaned securities have not been returned. Substitute payments for dividends received by an Underlying Fund for securities loaned out by the Underlying Fund will not be considered as qualified dividend income or as eligible for the corporate dividend received deduction.

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Repurchase Agreements. Repurchase agreements are one of several short-term vehicles the Underlying Funds can use to manage cash balances effectively. In a repurchase agreement, the Underlying Fund buys an underlying debt instrument on the condition that the seller agrees to buy it back at a fixed price and time (usually no more than a week and never more than a year). Repurchase agreements have the characteristics of loans, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement, the Underlying Fund entering into the agreement retains the security subject to the repurchase agreement as collateral securing the seller’s repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the Underlying Fund’s seller to deposit with the Underlying Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. Each Underlying Fund will enter into repurchase agreements only with member banks of the Federal Reserve System, or with primary dealers in U.S. Government securities or their wholly owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by Advisors and who have, therefore, been determined to present minimal credit risk.

Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers’ acceptances, or obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, in which the Underlying Fund entering into the agreement may otherwise invest.

If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Underlying Fund entering into the agreement would look to the collateral underlying the seller’s repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Underlying Fund. In such event, the Underlying Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

Swap Transactions. Each Underlying Fund (other than the Money Market Fund) may, to the extent permitted by the applicable state and federal regulatory authorities, enter into privately negotiated “swap” transactions with other financial institutions in order to take advantage of investment opportunities generally not available in public markets. In general, these transactions involve “swapping” a return based on certain securities, instruments, or financial indices with another party, such as a commercial bank, in exchange for a return based on different securities, instruments, or financial indices.

By entering into a swap transaction, an Underlying Fund may be able to protect the value of a portion of its portfolio against declines in market value. Each Underlying Fund may also enter into swap transactions to facilitate implementation of allocation strategies between different market segments or countries or to take advantage of market opportunities that may arise from time to time. An Underlying Fund may be able to enhance its overall performance if the return offered by the other party to the swap transaction exceeds the return swapped by the Underlying Fund. However, there can be no assurance that the return an Underlying Fund receives from the counterparty to the swap transaction will exceed the return it swaps to that party.

While the Underlying Funds will only enter into swap transactions with counterparties considered creditworthy (and will monitor the creditworthiness of parties with which they enter into swap transactions), a risk inherent in swap transactions is that the other party to the transaction may default on its obligations under the swap agreement. In times of general market turmoil, the creditworthiness of even large, well-established counterparties may decline rapidly. If the other party to the swap transaction defaults on its obligations, the Underlying Fund entering into the agreement would be limited to the agreement’s contractual remedies. There can be no assurance that an Underlying Fund will succeed when pursuing its contractual remedies. To minimize an Underlying Fund’s exposure in the event of default, it will usually enter into swap transactions on a net basis (i.e., the parties to the transaction will net the payments payable to each other before such payments are made). When an Underlying Fund enters into swap transactions on a net basis, the net amount of the excess, if any, of the Underlying Fund’s obligations over its entitlements with respect to each such swap agreement will be accrued on a daily basis and an amount of liquid assets having an aggregate market value at least equal to the accrued excess will be segregated by the Underlying Fund’s custodian. To the extent an Underlying Fund enters into swap transactions other than on a net basis, the amount segregated will be the full amount of the Underlying Fund’s obligations, if any, with respect to each such swap agreement, accrued on a daily basis. See “Segregated Accounts” below.

In addition to other swap transactions certain Underlying Funds (including the Enhanced International Equity Index Fund) may purchase and sell Contracts for Difference (“CFDs”). A CFD is a form of equity swap in which its value is based on the fluctuating value of some underlying asset (e.g., shares of a particular stock or a stock index). A CFD is a contract between two parties, buyer and seller, stipulating that the seller will pay to the buyer the difference between the nominal value of the underlying stock at the opening of the contract and the stock’s value at the close of the contract. The size of the contract and the contract’s expiration date are typically negotiated by the parties to the CFD transaction. CFDs enable an Underlying Fund to take short or long positions on an underlying stock and thus potentially capture gains on movements in the share prices of the stock without the need to own the underlying stock.

By entering into a CFD transaction, an Underlying Fund could incur losses because it would face many of the same types of risks as owning the underlying equity security directly. For example, an Underlying Fund might buy a short position in a CFD and

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the contract value at the close of the transaction may be greater than the contract value at the opening of the transaction. This may be due to, among other factors, an increase in the market value of the underlying equity security. In such a situation, the Underlying Fund would have to pay the difference in value of the contract to the seller of the CFD. As with other types of swap transactions, CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Underlying Fund’s shares, may be reduced.

Entry into a CFD transaction may, in certain circumstances, require the payment of an initial margin and adverse market movements against the underlying stock may require the buyer to make additional margin payments.

Certain Underlying Funds may also invest in credit default swaps (“CDS”). CDS are contracts in which the buyer makes a payment or series of payments to the seller in exchange for a payment if the reference security or asset (e.g., a bond or an index) undergoes a “credit event” (e.g., a default). CDS share many risks common to other types of swaps and derivatives, including credit risk, counterparty risk and market risk. Certain Funds may also invest in credit default swap indices (“CDX”). A CDX is a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds.

Swap agreements may be considered illiquid by the SEC staff and, in such circumstances, could be subject to the limitations on illiquid investments. See “Illiquid Investments” above.

To the extent that there is an imperfect correlation between the return on an Underlying Fund’s obligation to its counterparty under the swap and the return on related assets in its portfolio, the swap transaction may increase the Underlying Fund’s financial risk. No Underlying Fund will enter into a swap transaction that is inconsistent with its investment objective, policies and strategies. It is not the intention of any Underlying Fund to engage in swap transactions in a speculative manner, but rather primarily to hedge or manage the risks associated with assets held in, or to facilitate the implementation of portfolio strategies of purchasing and selling assets for, the Underlying Fund.

Segregated Accounts. In connection with when-issued securities, firm commitments, swap transactions and certain other transactions in which an Underlying Fund incurs an obligation to make payments in the future, the Underlying Fund involved may be required to segregate assets with its custodian bank or within its portfolio in amounts sufficient to settle the transaction. To the extent required, such segregated assets will consist of liquid assets, including equity or other securities, or other instruments such as cash, U.S. Government securities or other obligations as may be permitted by law.

Investment Companies. Subject to certain exceptions and limitations, each Underlying Fund may invest up to 5% of its assets in any single investment company and up to 10% of its assets in all other investment companies in the aggregate. However, no Underlying Fund can hold more than 3% of the total outstanding voting stock of any single investment company. These restrictions would not apply to any Fund that the Trust introduces in the future that invests substantially all of its assets in the securities of other funds of the Trust. When a Fund invests in another investment company, it bears a proportionate share of expenses charged by the investment company in which it invests.

Note that any Fund or Underlying Fund that serves as an underlying fund investment for an affiliated fund of funds (such as the Lifecycle Funds, the Lifecycle Index Funds, the Lifestyle Funds and the Managed Allocation Fund) pursuant to Section 12(d)(1)(G) of the 1940 Act has a policy not to, in turn, rely on Sections 12(d)(1)(F) or (G) to invest in other affiliated or unaffiliated funds beyond the limits of Sections 12(d)(1)(A) or (B).

Exchange-Traded Funds. Additionally, a Fund or an Underlying Fund may invest in other investment companies, which may include exchange-traded funds ("ETFs"), for cash management, investment exposure or defensive purposes. ETFs generally seek to track the performance of an equity, fixed-income or balanced index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Some ETFs, however, select securities consistent with the ETF’s investment objectives and policies without reference to the composition of an index. Typically, a Fund or an Underlying Fund would purchase ETF shares to obtain exposure to all or a portion of the stock or bond market. An investment in an ETF generally presents the same primary risks as an investment in a conventional stock, bond or balanced mutual fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund or an Underlying Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount or premium to their NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Most ETFs are investment companies. As with other investment companies, when a Fund or an Underlying Fund invests in an ETF, it will bear certain investor expenses charged by the ETF. Generally, a Fund or an Underlying Fund will treat an investment in an ETF as an investment in the type of security or index to which the ETF is attempting to provide investment exposure. For example, an investment in an ETF that attempts to provide the return of the equity securities represented in the Russell 3000® Index will be considered as an equity investment by the Fund or Underlying Fund.

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Exchange-Traded Notes (“ETNs”) and Equity-Linked Notes (“ELNs”). A Fund or an Underlying Fund may purchase shares of ETNs or ELNs. ETNs and ELNs are fixed-income securities with principal and/or interest payments (or other payments) linked to the performance of referenced currencies, interest rates, commodities, indices or other financial indicators (each, a “Reference”), or linked to the performance of a specified investment strategy (such as an options or currency trading program). ETNs are traded on an exchange, while ELNs are not. Often, ETNs and ELNs are structured as uncollateralized medium-term notes. Typically, a Fund or an Underlying Fund would purchase ETNs or ELNs to obtain exposure to all or a portion of the financial markets or specific investment strategies. Because ETNs and ELNs are structured as fixed-income securities, they are generally subject to the risks of fixed-income securities, including (among other risks) the risk of default by the issuer of the ETN or ELN. The price of an ETN or ELN can fluctuate within a wide range, and a Fund or an Underlying Fund could lose money investing in an ETN or ELN if the value of the Reference or the performance of the specified investment strategy goes down. In addition, ETNs and ELNs are subject to the following risks that do not apply to most fixed-income securities: (1) the market price of the ETNs or ELNs may trade at a discount to the market price of the Reference or the performance of the specified investment strategy; (2) an active trading market for ETNs or ELNs may not develop or be maintained; or (3) trading of ETNs may be halted if the listing exchange’s officials deem such action appropriate, the ETNs are de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

When a Fund or an Underlying Fund invests in an ETN or ELN, it will bear certain investor expenses charged by these products. While ETNs and ELNs are structured as fixed-income obligations, rather than as investment companies, they generally provide exposure to a specified market sector or index like ETFs, but are also subject to the general risks of fixed-income securities, including risk of default by their issuers.

Generally, a Fund or an Underlying Fund will treat an investment in an ETN or ELN as an investment in the type of security or index to which the ETN or ELN is attempting to provide investment exposure. For example, an investment in an ELN that attempts to provide the return of the equity securities represented in the Russell 3000® Index will be considered as an equity investment by a Fund or an Underlying Fund, and not a fixed-income investment.

Borrowing. Each Fund may generate cash by borrowing money from banks (no more than 33 1/3% of the market value of its assets at the time of borrowing), rather than through the sale of portfolio securities, when such borrowing appears more attractive for the Fund. Each Fund may also borrow money from other sources temporarily (no more than 5% of the total market value of its assets at the time of borrowing), when, for example, the Fund needs to meet liquidity requirements caused by greater than anticipated redemptions. See “Fundamental policies” above.

Currency transactions

The value of an Underlying Fund’s assets (other than the Money Market Fund) as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Underlying Fund may incur costs in connection with conversions between various currencies. To manage the impact of such factors on NAVs, the Underlying Funds (other than the Money Market Fund) may engage in foreign currency transactions in connection with their investments in foreign securities.

The Underlying Funds will conduct their currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders that are participants in the interbank market.

By entering into a forward contract for the purchase or sale of foreign currency involved in an underlying security transaction, an Underlying Fund is able to protect itself against possible loss between trade and settlement dates for that purchase or sale resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This practice is sometimes referred to as “transaction hedging.” In addition, when it appears that a particular foreign currency may suffer a substantial decline against the U.S. dollar, an Underlying Fund may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This practice is sometimes referred to as “portfolio hedging.” Similarly, when it appears that the U.S. dollar may suffer a substantial decline against a foreign currency, an Underlying Fund may enter into a forward contract to buy that foreign currency for a fixed dollar amount. Although such transactions tend to minimize the risk of loss due to a decline in the value of a hedged currency, they also may limit any potential gain that might result should the value of such currency increase.

The Underlying Funds (other than the Money Market Fund) may also hedge their foreign currency exchange rate risk by engaging in currency financial futures, options and “cross-hedge” transactions. In “cross-hedge” transactions, an Underlying Fund holding securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that generally tracks the currency being hedged with regard to price movements). Such cross-hedges are expected to help protect an Underlying Fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.

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The Underlying Funds (other than the Money Market Fund) may hold a portion of their respective assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supra-national entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

The forecasting of short-term currency market movement is extremely difficult and whether a short-term hedging strategy will be successful is highly uncertain. Moreover, it is impossible to correctly forecast with absolute precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, an Underlying Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Advisors’ predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave an Underlying Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that an Underlying Fund will have flexibility to roll-over the foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its obligations thereunder.

Real estate securities

As described more fully in the Prospectuses, certain Funds may invest in the Real Estate Securities Fund. The Real Estate Securities Fund will invest primarily in the equity and fixed-income securities of companies that are principally engaged in or related to the real estate industry, including those that own significant real estate assets, such as real estate investment trusts (“REITs”). Certain other Underlying Funds may also invest in REITs and other real estate-related securities. An issuer is principally “engaged in” or principally “related to” the real estate industry if at least 50% of its total assets, gross income, or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. Issuers engaged in the real estate industry include equity REITs (which directly own real estate), mortgage REITs (which make short-term construction or real estate development loans or invest in long-term mortgages or mortgage pools), real estate brokers and developers, homebuilders, companies that manage real estate and companies that own substantial amounts of real estate. Businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that make or service mortgage loans.

The Real Estate Securities Fund generally invests in common stocks, but may also, without limitation, invest in preferred stock, convertible securities, rights and warrants, and debt securities of issuers that are principally engaged in or related to the real estate industry, as well as publicly traded limited partnerships that are principally engaged in or related to the real estate industry. In addition to these securities, the Real Estate Securities Fund may invest up to 20% of its total assets in equity and debt securities of issuers that are not principally engaged in or related to the real estate industry, including debt securities and convertible preferred stock and convertible debt securities rated less than Baa by Moody’s or BBB by S&P. If held by the Real Estate Securities Fund in significant amounts, such lower-rated debt securities would increase financial risk and income volatility. The Real Estate Securities Fund may make investments or engage in investment practices that involve special risks, which include convertible securities, “when-issued” securities, securities issued on a delayed-delivery basis, options on securities and securities indices, financial futures contracts and options thereon, restricted securities, illiquid investments, repurchase agreements, structured or indexed securities and lending portfolio securities.

Investments in the securities of companies that own, construct, manage or sell residential, commercial or industrial real estate will be subject to all of the risks associated with the direct ownership of real estate. These risks include, among others: declines in the value of real estate, negative changes in the climate for real estate, risks related to local, regional, national and global economic conditions, the availability of and economic cost associated with financing properties, overbuilding and increased competition, decreases in property revenues, increases in prevailing interest rates, property taxes and operating expenses, overconcentration of properties by geography, sector or tenant mix, changes in zoning laws, casualty or condemnation losses, limitations on rents, tenant defaults, changes in neighborhood values or the appeal of properties to tenants, fluctuation in property values due to geographically specific health issues, leveraging of interests in real estate, uninsured losses at properties due to terrorism, natural disasters or acts of violence, and costs resulting from the cleanup of environmental problems (collectively “Direct Real Estate Ownership Risks”).

REIT-Related Risks. REITs will generally not be liable for federal corporate income taxes as long as they continue to distribute no less than 100% of their taxable income, and meet certain Code requirements. To maintain REIT status, a REIT must distribute at least 90% of its taxable income each year and satisfy certain asset diversification and income tests.

In addition to the risks discussed above, equity REITs may be affected by changes in the value of the underlying property of the trusts, while mortgage REITs may be affected by changes in the quality of any credit extended. Both equity and mortgage REITs are dependent upon management skill and may not be diversified themselves. REITs are also subject to heavy cash flow

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dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for the special tax treatment discussed above, or failing to meet other applicable regulatory requirements. The value of a REIT may be affected by changes in interest rates. In general, during periods of high interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Rising interest rates generally increase the cost of financing for real estate projects, which could cause the value of an equity REIT to decline. During periods of declining interest rates, mortgagors may elect to prepay mortgages held by mortgage REITs, which could lower or diminish the yield on the REIT. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in their trust document. In acquiring the securities of REITs, an Underlying Fund runs the risk that it will sell them at an inopportune time.

Exposure to direct real estate

As described in the Lifecycle Funds Prospectuses, each Lifecycle Fund may gain exposure to direct real estate through direct or indirect investment in one or more limited partnerships and/or REITs that are managed by Advisors or its affiliate (each, a “Direct Real Estate Underlying Fund”). The Lifecycle Funds have obtained exemptive relief from the SEC to permit investment in affiliated Direct Real Estate Underlying Funds. To the extent a Lifecycle Fund invests in a Direct Real Estate Underlying Fund, the Fund would be exposed to the risks of such Direct Real Estate Underlying Fund in direct proportion to the amount of assets the Fund allocates to such Direct Real Estate Underlying Fund. More specifically, each Lifecycle Fund, through its investment in one or more Direct Real Estate Underlying Funds, would be subject to the risks associated with acquiring and owning real estate including the Direct Real Estate Ownership Risks explained above in the “Real estate securities” section.

In addition to the risks of acquiring and owning real estate, each Lifecycle Fund, through its investment in one or more Direct Real Estate Underlying Funds, would be subject to the risks associated with selling real estate including, among others, that the sales price may differ, perhaps significantly, from its estimated or appraised value leading to losses or reduced profits, that the Direct Real Estate Underlying Fund might not be able to sell a property at a particular time for a price which Advisors believes represents its fair or full value, the availability of financing (for potential purchasers of the properties to be sold), disruptions in the credit and capital markets, and that the Direct Real Estate Underlying Fund may be required to make significant expenditures before it is able to market and/or sell a property.

The Lifecycle Funds are also subject to certain valuation risks associated with an investment in Direct Real Estate Underlying Funds because the valuation of real property involves significant judgment and is based on appraisals, which are estimates of property values based on a professional’s opinion and may not be accurate predictors of the amount a Direct Real Estate Underlying Fund would receive in a sale. Appraisals can be subjective and can rely on a variety of assumptions in the local real estate market in which the property is located, demonstrating that the value of real property is highly susceptible to even minor market shifts. For example, if there has been a lack of transaction activity in a particular market, prices for comparable real estate may be more volatile than in a market with more frequent transactions. The valuation difficulties associated with real property in general, combined with the challenges of valuing private REITs, could result in a gap between the realizable value of real property and the fair value of such real property.

A Lifecycle Fund’s direct or indirect investment in a Direct Real Estate Underlying Fund operating as a REIT is subject to the REIT-Related Risks identified in the “Real estate securities” section above. Because private REITs are not traded on a national securities exchange, such products may be generally illiquid, reducing the ability of a Direct Real Estate Underlying Fund to redeem its investment in a REIT early. Also, private REITs are harder to value and may bear higher fees than public REITs.

The Direct Real Estate Underlying Funds are not registered as investment companies under the 1940 Act. As a result, in addition to the risks associated with a Direct Real Estate Underlying Fund’s portfolio holdings, the Lifecycle Funds would also be subject to risks related to investment in private investment funds including, but not limited to, the absence of regulatory oversight and a secondary market for Direct Real Estate Underlying Fund shares or interests, restrictions on the transfer or sale of Direct Real Estate Underlying Fund shares or interests by the Lifecycle Fund, and the absence of protections typically afforded to investors when purchasing securities registered under the 1933 Act or any state or other U.S. or non-U.S. securities laws. When a Lifecycle Fund invests in a Direct Real Estate Underlying Fund, it bears a proportionate share of the fees and expenses borne by the Direct Real Estate Underlying Fund in which it invests.

Foreign investments

As described more fully in the Prospectuses and the prospectuses for the Underlying Funds, certain of the Underlying Funds (but especially the International Equity Fund, Emerging Markets Equity Fund, International Equity Index Fund, Emerging Markets Equity Index Fund, Enhanced International Equity Index Fund, International Opportunities Fund, Emerging Markets Debt Fund and Social Choice International Equity Fund) may invest in foreign securities, including those in emerging markets. In addition to the general risk factors discussed in the Prospectuses and below, there are a number of country or region-specific risks and other considerations that may adversely affect these investments. These are also discussed in the Underlying Funds’ Statement of Additional Information. Many of the risks are more pronounced for investments in emerging market countries, as described below.

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General. Since foreign companies may not be subject to accounting, auditing or financial reporting practices, disclosure and other requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company, and it may be difficult to interpret the information that is available. There may be difficulties in obtaining or enforcing judgments against foreign issuers and it also is often more difficult to keep currently informed of corporate actions which affect the prices of portfolio securities. In certain countries, there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. Volume and liquidity in most foreign markets are less than in the United States, and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Notwithstanding the fact that each Underlying Fund generally intends to acquire the securities of foreign issuers only where there are public trading markets, investments by an Underlying Fund in the securities of foreign issuers may tend to increase the risks with respect to the liquidity of the Fund’s portfolio and the Fund’s ability to meet a large number of shareholder redemption requests should there be economic or political turmoil in a country in which the Fund has a substantial portion of its assets invested or should relations between the United States and foreign countries deteriorate markedly. Securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. Fixed commissions on some foreign securities exchanges are higher than negotiated commissions on U.S. exchanges, although the Funds and Underlying Funds endeavor to achieve the most favorable net results on their portfolio transactions.

Foreign markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Settlement practices for transactions in foreign markets may differ from those in the U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of “failed settlement.” The inability of an Underlying Fund to make intended security purchases due to settlement problems could cause the Underlying Fund to miss attractive investment opportunities. Losses to the Underlying Fund due to subsequent declines in the value of portfolio securities, or liabilities arising out of the Underlying Fund’s inability to fulfill a contract to sell these securities, could result from failed settlements. In addition, evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that an Underlying Fund’s trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the Underlying Fund.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect the Underlying Fund’s investments in those countries. The economies of some countries differ unfavorably from the U.S. economy in such respects as growth of national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. In addition, the internal politics of some foreign countries are not as stable as in the United States. Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Investment and Repatriation Restrictions. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in certain of such countries (especially emerging markets countries) and increase the cost and expenses of Underlying Funds investing in them. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the Underlying Funds invest. In addition, the repatriation (i.e., remitting back to the United States) of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. The Underlying Funds could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Taxes. The dividends and interest payable on certain of the Underlying Funds’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Underlying Funds’ shareholders, including the Funds.

Emerging Market Securities. An “emerging market security” is a security that is principally traded on a securities exchange of an emerging market or that is issued by an issuer that is located or has primary operations in an emerging market. Note that the Emerging Markets Equity Fund and Emerging Markets Equity Index Fund primarily invest in emerging market securities, but other Underlying Funds may invest in emerging market securities as well.

Emerging Markets. Investments in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in companies in developed countries. The term “emerging market” describes any country or market that is generally considered to be emerging or developing by major organizations in the international financial community, such as

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the World Bank and the International Finance Corporation, or by financial industry analysts like MSCI, Inc., which compiles the MSCI Emerging Markets Index, and J.P. Morgan Chase & Co., which compiles several fixed-income emerging markets benchmarks; or other countries or markets with similar emerging characteristics. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Notwithstanding the foregoing, the fixed-income portfolio management team generally views Israel as an emerging market.

Risks of investing in emerging markets and emerging market securities include: (i) less social, political and economic stability; (ii) the smaller size of the markets for these securities and the currently low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility; (iii) the lack of publicly available information, including reports of payments of dividends or interest on outstanding securities; (iv) certain national policies that may restrict an Underlying Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (v) local taxation; (vi) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vii) the absence until recently, in certain countries, of a capital structure or market-oriented economy; (viii) the possibility that recent favorable economic developments in certain countries may be slowed or reversed by unanticipated political or social events in these countries; (ix) restrictions that may make it difficult or impossible for the Underlying Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; (x) the risk of uninsured loss due to lost, stolen, or counterfeit stock certificates; (xi) possible losses through the holding of securities in domestic and foreign custodial banks and depositories; (xii) heightened opportunities for governmental corruption; (xiii) large amounts of foreign debt to finance basic governmental duties that could lead to restructuring or default; and (xiv) heavy reliance on exports that may be severely affected by global economic downturns.

In addition, some countries in which the Underlying Funds may invest have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Further, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

The risks outlined above are often more pronounced in “frontier markets” in which an Underlying Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets. This magnification of risks is the result of a number of factors, including: government ownership or control of parts of the private sector and of certain companies; trade barriers; exchange controls; managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; less uniformity in accounting and reporting requirements; unreliable securities valuation; greater risk associated with custody of securities; and the relatively new and unsettled securities laws in many frontier market countries. In addition, the markets of frontier countries typically have low trading volumes, leading to a greater potential for extreme price volatility and illiquidity. This volatility may be further increased by the actions of a few large investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local securities prices and, therefore, the NAV of an Underlying Fund. All of these factors may make investing in frontier market countries significantly riskier than investing in other countries, including more developed and traditional emerging market countries, and any one of them could cause the NAV of an Underlying Fund’s shares to decline.

Investment in Canada. The United States is Canada’s largest trading partner, and developments in economic policy do have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the NAFTA Agreement has made, and will likely continue to make, the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas will likely change the composition of Canada’s trade and foreign investment composition in the near future. The Canadian economy suffered from a recession due to the recent global economic crisis. The Canadian economy has shown signs of recovery from this recession, but there can be no assurance that such recovery will be sustained. The relative strength of the Canadian dollar against the U.S. dollar from time to time may negatively affect Canada’s exporting industries. Decreasing imports from Asian and European Union producers, new or changing trade regulations, changes in exchange rates or a recession of the Chinese or European Union economies may have an adverse impact on the economy of Canada.

Canada’s parliamentary system of government is, in general, stable. However, one of the provinces, Quebec, does have a separatist party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of such commodity resources, both domestically and internationally, can have a significant effect on Canadian market performance.

Investment in Europe. The European Union (EU) is an intergovernmental and supra-national union of certain European countries, known as member states. A key activity of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. The most widely used currency in the EU (and the unit of currency of the European Economic and Monetary Union (EMU)) is the euro, which is in use in many of the

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member states. In addition to adopting a single currency, EMU member states generally no longer control their own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank.

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. Many disparate economies continue to adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe’s economies are diverse, its governments are decentralized, and its cultures differ widely. As member states unify their economic and monetary policies, movements in European markets will lose the benefit of diversification within the region. Unemployment is historically high and could pose political risk. One or more member states might exit the union, placing the currency and banking system in jeopardy. Major issues currently facing the EU relate to its membership, structure, procedures and policies; they include the adoption, abandonment or adjustment of the constitutional treaty, the EU’s enlargement to the south and east, and resolving the EU’s problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region. Any or all of these challenges may affect the value of an Underlying Fund’s investments economically tied to the EU.

The EU has been extending its influence to the south and east. For former Iron Curtain member states, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, several entrants in recent years are former Soviet satellites that remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to that which existed under the old Soviet Union.

In addition, certain member states in the EU have had to accept assistance from supra-governmental agencies such as the International Monetary Fund and the European Financial Stability Facility. The European Central Bank has also intervened to purchase eurozone debt in order to seek to stabilize markets and reduce borrowing costs. Responses to these financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

The EU has the largest economy in the world according to data compiled by the International Monetary Fund, and is expected to grow further over the next decade as more countries join. However, the EU’s economic growth has been below that of the United States most years since 1990, and the economic performance of certain of its key members is a matter of serious concern to policy makers. Although economic conditions vary among EU member states, there is continued concern about national level support for the euro and the accompanying coordination of fiscal and wage policy of EU member states. In addition, in recent years most EU members have suffered severe economic declines during and after the 2008-2009 worldwide economic downturn. These declines have led to fiscal crises for the governments of certain members including Portugal, Ireland, Italy, Greece and Spain. Some EU member states required external assistance to meet their obligations, and all of these member states run the risk of default on their debt, possible bail-out by the rest of the EU or debt restructuring, which may require creditors to bear losses. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. In addition, it is possible that the euro could be abandoned in the future by EU member states that have already adopted its use, and the effects of such an abandonment or a member state’s forced expulsion from the euro on that member state, on the EMU, and on global markets are impossible to predict and could be negative. The exit of any member state out of the euro would likely have a significant destabilizing effect on all eurozone countries and their economies and a negative effect on the global economy as a whole. In addition, under these circumstances, it may be difficult to value investments denominated in euros or in a replacement currency.

In a June 2016 referendum, citizens of the United Kingdom (“UK”) voted to leave the EU. It is expected that the UK will formally withdraw from the EU in due course, and that the process may take up to two years from the date the UK formally initiated its withdrawal (March 2017); however, there is a significant degree of uncertainty about how negotiations relating to the UK’s withdrawal will be conducted, as well as the potential consequences and precise time frame. During this period and beyond, the impact on the UK and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, potentially lower economic growth and decreased asset valuations. The UK vote to leave the EU may have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union. It may also have a negative impact on the economy and currency of the UK as a result of anticipated or actual changes to the UK’s economic and political relations with the EU. Any or all of these challenges may affect the value of an Underlying Fund’s investments economically tied to the UK or EU.

Investment in Eastern Europe. Investing in the securities of Eastern European issuers involves risks not usually associated with investing in the more developed markets of Western Europe. Changes occurring in Eastern Europe today could have long-term potential consequences. These changes could result in rising standards of living, lower manufacturing costs, growing consumer spending and substantial economic growth.

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Recent political and economic reforms do not eliminate the possibility of a return to centrally planned economies and state-owned industries. Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. In many of the countries of Eastern Europe, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of Western market economies, little or no experience in trading in securities, no accounting or financial reporting standards, a lack of a banking and securities infrastructure to handle such trading and a legal tradition which does not recognize rights in private property. In addition, Eastern European markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency. Russia also may attempt to assert its influence in the region through economic or even military measures, as it did with Georgia in the summer of 2008. As a result of recent events involving Ukraine and Russia, the United States and other countries have imposed economic sanctions on certain Russian individuals and financial institutions.

Investment in Russia. Russia has experienced political, social and economic turbulence as a result of decades of Communist rule. In addition, there is a heightened risk of political corruption and weak and variable government oversight. To date, many of the country’s economic reform initiatives have not yet been implemented or successful. In addition, there is always the risk that the nation’s government will abandon the current program of economic reform and replace it with drastically different political and economic policies. Along with the general risks of investing in emerging markets, investing in the Russian market is subject to significant risks due to the underdeveloped state of Russia’s banking system and its settlement, clearing and securities registration processes. With the implementation of the National Settlement Depository in Russia (“NSD”) as a recognized central securities depository, title to Russian equities is now based on the records of the NSD and not the registrars. Due to these risks, Advisors has determined to generally not purchase Russian securities directly through the Russian market. Instead, an Underlying Fund’s exposure to Russian securities will typically be obtained through investments in depositary receipts (see “Depositary Receipts” below for more detail).

As a result of recent events involving Ukraine and the Russian Federation, the United States and the EU have imposed economic sanctions on certain Russian individuals and Russian financial institutions. The United States recently enacted a law that codified and expanded existing sanctions against Russia and also authorized new, secondary sanctions. The EU could also broaden, strengthen and/or otherwise change existing sanctions. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, or impair the market for depositary receipts tied to such securities. Sanctions could also result in Russia taking countermeasures or retaliatory actions which may further impair the value and liquidity of Russian securities or depositary receipts tied to Russian securities.

Investment in Latin America. The history of certain Latin American countries has been characterized by political, economic and social instability, intervention by the military in civilian and economic spheres, and political corruption. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalizations, hyperinflation, debt crises, sudden and large currency devaluation, and military intervention. However, there have been changes in this regard, particularly in the past decade. Democracy is beginning to become well established in some countries. A move to a more mature and accountable political environment is well under way. Domestic economies have been deregulated, privatization of state-owned companies has progressed, and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above that increase the risk of investment in this region continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. Economies of most Latin American countries are highly dependent on commodity exports and, for certain countries, oil exports. Fluctuations in commodity and oil prices and currency rates can therefore have a pronounced effect on Latin American countries’ economies. The recent global economic crisis weakened demand for commodities and oil, which has led to recession or economic difficulties in these countries. Certain Latin American countries recently have shown signs of recovery and have entered into regional trade agreements, but there can be no assurance that such recovery will be sustained.

Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries may impose restrictions on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is only a small but growing foreign exchange market for many currencies and it would, as a result, be difficult for the Underlying Funds to engage in foreign currency transactions designed to protect the value of the Underlying Funds’ interests in securities denominated in such currencies.

Almost all of the region’s economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Government plans for modernization have exhausted these resources with little benefit accruing to the economy and most countries have been forced to restructure their loans or risk default on their debt

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obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect the market for Latin American securities. Latin American economies that depend on foreign credit and loans could fall into recession in the event of a financial crisis because of tighter international credit supplies.

Investment in Japan. Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation helped Japan advance with extraordinary speed to become one of the largest economic powers along with the United States and the EU. Despite its impressive history, investors face special risks when investing in Japan.

The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed countries. Since the early 2000s, Japan’s economic growth rate has remained relatively low and may remain low in the future. The Japanese economy is heavily reliant on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies, and the economic conditions of its trading partners. Japan is also heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy. Although Japan has recently worked to reduce its dependence on oil by encouraging energy conservation and the use of alternative fuels, there is no guarantee that this trend will continue. The yen has had a history of unpredictable and volatile movements against the U.S. dollar; a weakening yen hurts U.S. investors holding yen-denominated securities. The Japanese stock market has also experienced wild swings in value over time and has often been considered significantly overvalued.

Beginning in the late 1990s, the nation’s financial institutions were successfully overhauled under the strong leadership of the government. The successful financial sector reform coincided with a Japanese economic recovery, which had set the stage for a comparatively brighter outlook for Japanese companies. However, Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may affect Japan’s economic competitiveness.

Japan is more susceptible to natural disasters such as earthquakes and tsunamis, and an Underlying Fund’s investment in Japan may be more likely to be affected by such events than its investments in other geographic regions.

Investment in Asia Other Than Japan. The political history of some Asian countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they continue to occur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers and result in significant disruption in securities markets. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the EU. The recent global economic crisis spread to the region, significantly lowering its exports and inflows of foreign investment, which are driving forces of its economic growth. In addition, the economic crisis also significantly affected consumer confidence and local stock markets. The economies of many countries in the region have recently shown signs of recovery from the crisis, but there can be no assurance that such recovery will be sustained.

Certain Asian countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Asian countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies and it would, as a result, be difficult for the Underlying Funds to engage in foreign currency transactions designed to protect the value of the Underlying Funds’ interests in securities denominated in such currencies.

By investing in securities or instruments that are economically tied to the People’s Republic of China (“PRC”) or other developing market Asian countries, an Underlying Fund is subject to certain risks in addition to those generally applicable to investment in foreign and emerging markets. In many Asian securities markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region. Brokers in developing market Asian countries typically are fewer in number and less well capitalized than brokers in the United States. These factors may result in fewer investment opportunities for an Underlying Fund and may have an adverse impact on the investment performance of an Underlying Fund.

An Underlying Fund’s investment in or exposure to the PRC is also subject to risks associated with (a) inefficiencies resulting from erratic growth; (b) the relatively small size and absence of operating history of many Chinese companies; (c) the potential for extensive government intervention in the economy as a whole or with respect to specific issuers; and (d) uncertainty with respect to the government’s commitment to economic reforms. In addition, the relationship between the PRC and Taiwan is particularly sensitive, and hostilities between the PRC and Taiwan may present a risk to an Underlying Fund’s investment in either the PRC or Taiwan.

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A number of Asian companies are highly dependent on foreign loans for their operation, which could impose strict repayment term schedules and require significant economic and financial restructuring.

Natural disasters, such as droughts, floods, and tsunamis have affected Asian countries in the past, and the region’s economies may be affected by such environmental events in the future. An Underlying Fund’s investment in or exposure to Asian countries is, therefore, subject to the risk of such events.

Depositary Receipts. The Underlying Equity Funds and the Real Estate Securities Fund can invest in American, European and Global Depositary Receipts (“ADRs,” “EDRs” and “GDRs,” respectively). They are alternatives to the purchase of the underlying securities in their national markets and currencies. Although their prices are quoted in U.S. dollars, they do not eliminate all the risks of foreign investing.

ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. To the extent that an Underlying Fund acquires ADRs through banks which do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Underlying Fund would not become aware of, and be able to respond to, corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in ADRs rather than directly in the stock of foreign issuers, an Underlying Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for ADRs quoted on a national securities exchange or the national market system, including the NASDAQ Stock Market, Inc. (“NASDAQ”). The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Other Investment Techniques and Opportunities. The Underlying Funds may take certain actions with respect to merger proposals, tender offers, conversion of equity-related securities and other investment opportunities with the objective of enhancing the portfolio’s overall return, regardless of how these actions may affect the weight of the particular securities in the Underlying Funds’ portfolios.

In the future, upon approval by the Board of Trustees, a portion of each Fund may invest in certain annuity or other contracts issued by TIAA or in real estate or other real asset pools, to the extent that it is determined that they are appropriate in light of the Funds’ desired levels of risk and potential return at the particular time, and provided that the Funds have received the necessary exemptive relief from the SEC.

Industry Concentration. Currently, none of the Funds or the Underlying Funds, other than the Real Estate Securities Fund and the privately offered TIAA-CREF Real Property Fund LP, will concentrate more than 25% of its total assets in any one industry. While the Funds will not concentrate their investments in a particular industry, the Funds may indirectly concentrate in a particular industry or group of industries through their investments in one or more Underlying Funds. Currently, no Underlying Fund, other than the Real Estate Securities Fund and the privately offered TIAA-CREF Real Property Fund LP, concentrates 25% or more of its total assets in any one industry.

Special Risks Related to Cyber Security. With the increased use of technologies such as the Internet to conduct business, the Funds, the Underlying Funds and their service providers (including, but not limited to, the Funds’ and Underlying Funds’ custodian, transfer agent and financial intermediaries) are susceptible to cyber security risks. In general, cyber security attacks can result from infection by computer viruses or other malicious software or from deliberate actions or unintentional events, including gaining unauthorized access through hacking or other means to digital systems, networks, or devices that are used to service the Funds’ and Underlying Funds’ operations in order to misappropriate assets or sensitive information, corrupt data, or cause operational disruption. Cyber security attacks can also be carried out in a manner that does not require gaining unauthorized access, including by carrying out a “denial-of-service” attack on a Fund or Underlying Fund or its service providers’ websites. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Trust’s, a Fund’s or an Underlying Fund’s systems.

Cyber security failures by Advisors, other service providers, or the issuers of the portfolio securities in which a Fund or Underlying Fund invests have the ability to result in disruptions to and impacts on business operations. Such disruptions or impacts may result in financial losses, interference with the Funds’ or Underlying Funds’ ability to calculate their NAVs, barriers to trading, Fund or Underlying Fund shareholders’ inability to transact business with a Fund or an Underlying Fund, violations of applicable federal and state privacy or other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. The Funds, the Underlying Funds and their service providers may also maintain sensitive information (including relating to personally identifiable information of investors) and a cyber security breach may cause such information to be lost, improperly accessed, used or disclosed. The Funds and Underlying Funds may incur additional, incremental costs to prevent and mitigate the risks of cyber security attacks or incidents in the future. The Funds, Underlying Funds and their shareholders could be negatively impacted by such attacks or incidents. Although Advisors has

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established business continuity plans and risk-based processes and controls to address such cyber security risks, there are inherent limitations in such plans and systems in part due to the evolving nature of technology and cyber security attack tactics. As a result, it is possible that the Funds, Underlying Funds, Advisors or a Fund’s or Underlying Fund’s service providers will not be able to adequately identify or prepare for all cyber security attacks. In addition, the Funds and Underlying Funds cannot directly control the cyber security plans or systems implemented by their service providers.

Liquidation of Funds. The Board of Trustees may determine to close and/or liquidate a Fund or Underlying Fund at any time, which may have adverse tax consequences to the shareholders of such Fund. In the event of the liquidation of a Fund or Underlying Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund or Underlying Fund. A liquidating distribution may be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder’s basis in his or her shares of the Fund. A shareholder of a liquidating Fund or Underlying Fund will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the shareholder (such as shareholder account fees (if any) or fund operating expenses), and a shareholder may receive an amount in liquidation less than the shareholder’s original investment.

Portfolio Turnover. Generally, the transactions in which a Fund or an Underlying Fund engages are reflected in the Fund’s and Underlying Fund’s respective portfolio turnover rate (although the Money Market Fund does not have a portfolio turnover rate). The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Fund’s or the Underlying Fund’s portfolio securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover for a Fund or for an Underlying Fund generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund or the Underlying Fund and ultimately by the Fund’s and/or the Underlying Fund’s shareholders. However, because portfolio turnover is not a limiting factor in determining whether or not to sell portfolio securities, a particular investment may be sold at any time, if investment judgment or account operations make a sale advisable. As a result, each Fund will purchase and sell the principal portion of its portfolio securities (i.e., shares of the Underlying Funds) by dealing directly with the issuer (the Underlying Funds), and the Funds will not incur any brokerage commissions on most of their portfolio trades.

For the fiscal year ended May 31, 2018, the portfolio turnover rates of ten of the Funds significantly changed from portfolio turnover rates in 2017 as a result of a variety of factors:

Disclosure of portfolio holdings

The Board has adopted policies and procedures reasonably designed to prevent selective disclosure of each Fund’s portfolio holdings to third parties, other than disclosures of Fund portfolio holdings that are consistent with the best interests of Fund shareholders. Fund portfolio holdings disclosure refers to sharing of positional information at the security or investment level either in dollars, shares, or as a percentage of the Fund’s market value. As a general rule, except as described below, the Trust and Advisors will not disclose a Fund’s portfolio holdings to third parties, except as of the end of a calendar month, and no earlier than the 20th day following month-end. The Trust and Advisors may disclose a Fund’s portfolio holdings to all third parties who request it after that period.

With respect to the Money Market Fund, the Fund posts on its website (www.tiaa.org) the Fund’s portfolio holdings as of the last business day of each calendar month within five business days after the end of such month. Such postings will remain accessible on the Fund’s website for at least six calendar months.

The Trust and Advisors may disclose a Fund’s portfolio holdings to third parties outside the time restrictions described above as follows:

• The ten largest portfolio holdings of any Fund and all holdings of any fund of funds may be disclosed to third parties ten days after the end of the calendar month. Individual securities outside of the top ten that were materially positive or negative contributors to Fund performance may also be distributed in broadly disseminated portfolio commentaries beginning ten days after the end of the calendar month.

• Fund portfolio holdings in any particular security can be made available to stock exchanges, regulators or issuers, in each case subject to approval of the Trust’s or Advisors’ Chief Compliance Officers, a Director in Asset Management Compliance, or an Investment Company and Advisers Law attorney employed by Advisors holding the title of Director and Associate General Counsel or above.

• Fund portfolio holdings can be made available to rating and ranking organizations (e.g., Morningstar) subject to a written confidentiality agreement between the recipient and Advisors that includes provisions restricting trading on the information provided.

• Fund portfolio holdings can be made available to any other third party, as long as the recipient has a legitimate business need for the information and the disclosure of Fund portfolio holdings information to that third party is:

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• approved by an individual holding the title of Funds Treasurer, Chief Investment Officer, or a Managing Director who is a direct report of the Chief Investment Officer, or Executive Vice President Asset Management or above; and

• approved by an individual holding the title of Senior Director and Associate General Counsel or above; and

• reported to the Trust’s and Advisors’ Chief Compliance Officer; and

• subject to a written confidentiality agreement between the recipient and Advisors under which the third party agrees not to trade on the information provided.

• As may be required by law or by the rules or regulations of the SEC or by the laws or regulations of a foreign jurisdiction in which the Fund invests.

On an annual basis, compliance with these portfolio holdings disclosure procedures will be reviewed as part of the Chief Compliance Officers’ annual compliance reviews with the respective Boards of Trustees of the Trust and of Advisors, and the Boards will receive a current copy of the procedures for their review and approval.

Currently, the Funds have ongoing arrangements to disclose, in accordance with the time restrictions and other provisions of the Funds’ portfolio holdings disclosure policy, their portfolio holdings to the following recipients: Lipper, Inc., a Reuters Company; Morningstar, Inc.; Mellon Analytical Solutions; S&P; The Thomson Corporation; Command Financial Press; the Investment Company Institute; R.R. Donnelley; Bloomberg Finance, L.P.; Data Explorers Limited; eA Data Automation Services LLC; Markit on Demand; Objectiva Software (d/b/a Nu:Pitch); CoreOne Technologies; Cabot Research, LLC; Glass, Lewis & Co., LLC; Brown Brothers Harriman & Co.; Fidelity Information Services, LLC; EquiLend Holdings LLC; FactSet Research Systems Inc. and the lenders under the Funds’ credit facility (Deutsche Bank AG, New York Branch; JPMorgan Chase Bank, N.A.; Citibank, N.A.; State Street and Trust Company; Bank of America, N.A.; Barclays Bank PLC; Credit Suisse AG, Cayman Islands Branch; Goldman Sachs Bank USA; Morgan Stanley Bank, N.A.; HSBC Bank USA, National Association; The Royal Bank of Scotland plc; The Bank of New York Mellon; U.S. Bank National Association; BMO Harris Financing, Inc.; and Wells Fargo Bank, N.A.). The Funds’ portfolio holdings are also disclosed on TIAA’s corporate website at www.tiaa.org. Certain of these entities receive portfolio holdings information prior to 20 days after the end of the most recent calendar month. No compensation was received by the Funds, Advisors or their affiliates as part of these arrangements to disclose portfolio holdings of the Funds.

In addition, occasionally the Trust and Advisors disclose to certain broker-dealers a Fund’s portfolio holdings, in whole or in part, in order to assist the portfolio managers when they are determining the Fund’s portfolio management and trading strategies. These disclosures are done in accordance with the Funds’ portfolio holdings disclosure policy and are covered by confidentiality agreements. Disclosures of portfolio holdings information will be made to the Funds’ independent registered public accounting firm in connection with the preparation of public filings. Disclosure of portfolio holdings information, including current portfolio holdings information, may be made to counsel to the Funds or counsel to the Funds’ independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with the Funds’ operations. Also, State Street Bank and Trust Company, as the Funds’ custodian, fund accounting agent and securities lending agent, receives a variety of confidential information (including portfolio holdings) in order to process, account for and safekeep the Funds’ assets.

The entities to which the Funds voluntarily disclose portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Funds, to maintain the confidentiality of the information disclosed. There can be no assurance that the Funds’ policies and procedures regarding selective disclosure of the Funds’ holdings will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

The Funds send summaries of their portfolio holdings to shareholders semiannually as part of the Funds’ annual and semiannual reports. Full portfolio holdings are also filed with the SEC and can be accessed from the SEC’s website at www.sec.gov approximately 60 days after the end of each quarter (through Forms N-CSR and N-Q) and five business days after the end of each month for the Money Market Fund (through Form N-MFP). You can request more frequent portfolio holdings information, subject to the Funds’ policy as stated above, by writing to the Funds at TIAA-CREF Funds P.O. Box 4674, New York, NY 10164.

In addition, Advisors has adopted a policy regarding distribution of portfolio attribution analyses and related data and commentary (“Portfolio Data”). This policy permits Advisors to provide oral or written information about the Funds, including, but not limited to, how each Fund’s investments are divided among: various sectors; industries; countries; value and growth stocks; small-, mid- and large-cap stocks; and various asset classes such as stocks, bonds, currencies and cash; as well as types of bonds, bond maturities, bond coupons and bond credit quality ratings. Portfolio Data may also include information on how these various weightings and factors contributed to Fund performance including the attribution of a Fund’s return by asset class, sector, industry and country. Portfolio Data may also include various financial characteristics of a Fund or its underlying portfolio securities, including, but not limited to, alpha, beta, R-squared, duration, maturity, information ratio, Sharpe ratio, earnings growth, pay-out ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover and risk and style characteristics.

28     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

Portfolio Data may be based on a Fund’s most recent quarter-end portfolio, month-end portfolio or some other interim period. Portfolio Data may be provided to members of the press, participants in the Fund, persons considering investing in the Fund, or representatives of such participants or potential participants, such as consultants, financial intermediaries, fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations. While Advisors will provide Portfolio Data to persons upon appropriate request, the content and nature of the information provided to any person or category of persons may differ. Please contact TIAA for information about obtaining Portfolio Data. Advisors may restrict access to any or all Portfolio Data in its sole discretion, including, but not limited to, if Advisors believes the release of such Portfolio Data may be harmful to the Fund.

Advisors serves as investment adviser to various other funds and accounts that may have investment objectives, strategies and portfolio holdings that are substantially similar to or overlap with those of the Funds, and in some cases, these funds may publicly disclose portfolio holdings on a more frequent basis than is required for the Funds. As a result, it is possible that other market participants may use such information for their own benefit, which could negatively impact the Funds’ execution of purchase and sale transactions.

Management of the Trust

The Board of Trustees

The Trust is governed by its Board, which oversees the Trust’s business and affairs. The Board delegates the day-to-day management of the Funds to Advisors and the officers of the Trust (see below).

Board leadership structure and related matters

The Board is composed of nine trustees (the "Trustees"), all of whom are independent or disinterested, which means that they are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (independent Trustees). One of the independent Trustees serves as the Chairman of the Board. The Chairman’s responsibilities include: coordinating with management in the preparation of the agenda for each meeting of the Board; presiding at all meetings of the Board; and serving as a liaison with other Trustees, the Trust’s officers and other management personnel, and counsel to the independent Trustees. The Chairman performs such other duties as the Board may from time to time determine. The Principal Executive Officer of the Trust does not serve on the Board.

The Board meets periodically to review, among other matters, the Funds’ activities, contractual arrangements with companies that provide services to the Funds and the performance of the Funds’ investment portfolios. The Board holds regularly scheduled in-person meetings and regularly scheduled meetings by telephone each year and may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. During a portion of each regularly scheduled in-person meeting and, as the Board may determine, at its other meetings, the Board meets without management present.

The Board has established a committee structure that includes (i) six standing committees, each composed solely of independent Trustees and chaired by an independent Trustee, and (ii) one non-standing committee (which, when constituted, shall be composed solely of independent Trustees and chaired by an independent Trustee), both as described below. The Board, with the assistance of its Nominating and Governance Committee, periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership and operating structure, which includes its committees and having an independent Trustee in the position of Chairman of the Board and of each committee, provides for independent oversight of management and is appropriate for the Trust in light of, among other factors, the asset size and nature of the Trust and the Funds, the number of portfolios overseen by the Board, the number of other funds overseen by the Trustees as the trustees of other investment companies in the TIAA-CREF Fund Complex, the arrangements for the conduct of the Funds’ operations, the number of Trustees, and the Board’s responsibilities.

The Trust is part of the TIAA-CREF Fund Complex, which is composed of the 67 funds within the Trust (including the TIAA-CREF Lifecycle Funds, TIAA-CREF Lifecycle Index Funds, TIAA-CREF Lifestyle Funds and the TIAA-CREF Managed Allocation Fund), the 11 funds within TCLF, the 8 Accounts within CREF and the single portfolio within VA-1. The same persons who constitute the Board also constitute, and the same person also serves as the Chairman of, the respective boards of trustees of CREF and TCLF and the Management Committee of VA-1.

Qualifications of Trustees

The Board believes that each of the Trustees is qualified to serve as a Trustee of the Trust based on a review of the experience, qualifications, attributes or skills of each Trustee. The Board bases this view on its consideration of a variety of criteria, no single one of which is controlling. Generally, the Board looks for: character and integrity; ability to review critically, evaluate, question and discuss information provided and exercise effective business judgment in protecting shareholder interests; and willingness and ability to commit the time necessary to perform the duties of trustee. Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her experience in one or more of the following fields: management,

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consulting, and/or board experience in the investment management industry; academic positions in relevant fields; management, consulting, and/or board experience with public companies in other fields, non-profit entities or other organizations; educational background and professional training; and experience as a Trustee of the Trust and other funds in the TIAA-CREF Fund Complex.

Information indicating certain of the specific experience and relevant qualifications, attributes and skills of each Trustee relevant to the Board’s belief that the Trustee should serve in this capacity is provided in the “Disinterested Trustees” table included herein. The table includes, for each Trustee, positions held with the Trust, length of office and time served, and principal occupations in the last five years. The table also includes the number of portfolios in the fund complex overseen by each Trustee and certain directorships held by each of them in the last five years.

Risk oversight

Day-to-day management of the various risks relating to the administration and operation of the Trust and the Funds is the responsibility of management, which includes professional risk management staff. The Board oversees this risk management function consistent with and as part of its oversight responsibility. The Board performs this risk management oversight directly and, as to certain matters, through its standing committees (which are described below) and, at times, through its use of ad hoc committees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds. The Board recognizes that it is not possible to identify all of the risks that may affect the Trust and the Funds or to develop procedures or controls that eliminate the Trust’s and the Funds’ exposure to all of these risks.

In general, an Underlying Fund’s risks include, among others, market risk, credit risk, liquidity risk, valuation risk, operational risk, reputational risk, regulatory compliance risk and cyber security risk. The Board has adopted, and periodically reviews, policies and procedures designed to address certain (but not all) of these and other risks to the Trust and the Funds. In addition, under the general oversight of the Board, Advisors, the investment manager and administrator for each Fund, and other service providers to the Funds have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. Different processes, procedures and controls are employed with respect to different types of risks.

The Board also oversees risk management for the Trust and the Funds through receipt and review by the Board or its committee(s) of regular and special reports, presentations and other information from officers of the Trust and other persons, including from the Chief Risk Officer or other senior risk management personnel for Advisors and its affiliates. Senior officers of the Trust, senior officers of Advisors and its affiliates (collectively, “TIAA”), and the Funds’ Chief Compliance Officer (“CCO”) regularly report to the Board and/or one or more of the Board’s standing committees on a range of matters, including those relating to risk management. The Board also regularly receives reports, presentations and other information from Advisors with respect to the investments and securities trading of the Funds. At least annually, the Board receives a report from the Funds’ CCO regarding the effectiveness of the Funds’ compliance program. Also, on an annual basis, the Board receives reports, presentations and other information from TIAA in connection with the Board’s consideration of the renewal of each of the Trust’s investment management agreements with Advisors and the Trust’s distribution plans under Rule 12b-1 under the 1940 Act.

Officers of the Trust and of TIAA also report regularly to the Audit and Compliance Committee on the Trust’s internal controls over financial reporting and accounting and financial reporting policies and practices. The Funds’ CCO reports regularly to the Audit and Compliance Committee on compliance matters, and the TIAA Chief Auditor reports regularly to the Audit and Compliance Committee regarding internal audit matters. In addition, the Audit and Compliance Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.

The Operations Committee receives regular reports, presentations and other information from Trust officers and from Fund management personnel regarding valuation and other operational matters. In addition to regular reports, presentations and other information from Advisors and other TIAA personnel, the Operations Committee receives reports, presentations and other information regarding other service providers to the Trust, either directly or through the Trust’s officers, other TIAA personnel or the Funds’ CCO, on a periodic or regular basis.

The Investment Committee regularly receives reports, presentations and other information from Advisors with respect to the investments, securities trading and other portfolio management aspects of the Funds.

The Corporate Governance and Social Responsibility Committee regularly receives reports, presentations and other information from Advisors regarding the voting of proxies of the Funds’ portfolio companies.

The Nominating and Governance Committee routinely monitors various aspects of the Board’s structure and oversight activities, including reviewing matters such as the workload of the Board, the balance of responsibilities delegated among the Board’s committees and the relevant skill sets of Board members. On an annual basis, the Nominating and Governance Committee reviews the independent status of each Trustee under the 1940 Act and the independent status of counsel to the independent Trustees.

30     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

Disinterested Trustees

[[Report does not exist]]

Officers

The table below includes certain information about the officers of the Trust, including positions held with the Trust, length of office and time served, and principal occupations in the last five years.

[[Report does not exist]]

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Equity ownership of the Trustees

The following chart includes information relating to equity securities that are beneficially owned by the Trustees of the Trust in the Funds and in the same “family of investment companies” as the Funds, as of December 31, 2017. At that time, the Funds’ family of investment companies included the Funds and all of the other then-existing series of the Trust, CREF, TCLF and VA-1, each a registered investment company.

[[Report does not exist]]

Trustee and officer compensation

The following table shows the compensation from the Trust and the TIAA-CREF Fund Complex received by each Trustee for the fiscal year ended May 31, 2018. The Trust’s officers received no compensation from the Trust during the fiscal year ended May 31, 2018. For purposes of this chart, the TIAA-CREF Fund Complex consists of: CREF, VA-1, TCLF and the Funds and all of the other then-existing series of the Trust, each a registered investment company.

[[Report does not exist]]

The Board has approved Trustee compensation at the following rates, effective since January 1, 2015: an annual retainer of $175,000; an annual long-term compensation contribution of $80,000; an annual committee chair fee of $20,000 ($30,000 for the chairs of the Operations Committee and Audit and Compliance Committee); an annual Board chair fee of $80,000; and an annual committee retainer of $20,000 ($25,000 for the Operations Committee and Audit and Compliance Committee). The chair and members of the Executive Committee and the members of the Special Emergency Valuation Committee do not normally receive fees for service on those committees. The Trustees may also receive special or ad hoc Board or committee fees, or related chair fees, as determined by the Board. Trustee compensation reflects service to all of the investment companies within the TIAA-CREF Fund Complex and is pro-rated to those companies based upon assets under management. The level of compensation is evaluated regularly and is based on a study of compensation at comparable companies, the time and responsibilities required of the Trustees, and the need to attract and retain well-qualified Board members.

The TIAA-CREF Fund Complex has a long-term compensation plan for non-officer Trustees. Currently, under this unfunded deferred compensation plan, annual contributions equal to $80,000 are allocated to notional investments in TIAA or CREF products (such as certain CREF annuities and/or certain Funds) selected by each Trustee. After the Trustee leaves the Board, benefits will be paid in a lump sum or in annual installments over 5, 10, 15 or 20 years, as requested by the Trustee. The Board may waive the mandatory retirement policy for the Trustees, which would delay the commencement of benefit payments until after the Trustee eventually retires from the Board. Pursuant to a separate deferred compensation plan, non-officer Trustees also have the option to defer payments of their basic retainer, additional retainers and/or meeting fees and allocate those amounts to notional investments in TIAA or CREF products (such as certain CREF annuities and/or certain Funds) selected by each Trustee. Benefits under that plan are also paid in a lump sum or annual installments over 5, 10, 15 or 20 years, as requested by the Trustee. The compensation table above does not reflect any payments under the long-term compensation plan.

The Trust has adopted a mandatory retirement policy for its Board of Trustees. Under this policy, Trustees shall cease to be members of the Board and resign their positions effective as of no later than the completion of the last scheduled in-person meeting of the Board while such persons are 72 years of age. Such requirement may be waived with respect to one or more Trustees for reasonable time periods upon the unanimous approval and at the sole discretion of the Board of Trustees. The Trustees eligible for the waiver are not permitted to vote on such proposal regarding their waiver.

Board Committees

The Board of Trustees has appointed the following standing and non-standing committees and, in addition, may from time to time form certain “ad hoc” committees each with specific responsibilities for aspects of the Trust’s operations:

(1)  An Audit and Compliance Committee, consisting solely of independent Trustees, which assists the Board in fulfilling its oversight responsibilities relating to financial reporting, internal controls over financial reporting and certain compliance matters. The Audit and Compliance Committee is charged with approving and/or recommending for Board approval the appointment, compensation and retention (or termination) of the Funds’ independent registered public accounting firm. During the fiscal year ended May 31, 2018, the Audit and Compliance Committee held ____ meetings. The current members of the Audit and Compliance Committee are Prof. Poterba (chair), Prof. Eberly, Ms. Eckl, Mr. Sloan and Prof. Starks. Ms. Eckl has been designated as an “audit committee financial expert” as defined by the rules of the SEC.

(2)  An Investment Committee, consisting solely of independent Trustees, which assists the Board in fulfilling its oversight responsibilities for the Funds’ investments. During the fiscal year ended May 31, 2018, the Investment Committee held ___ meetings. The current members of the Investment Committee are Mr. Sloan (chair), Mr. Berkley, Prof. Eberly, Ms. Eckl, Mr. Forrester, Prof. Jackson, Mr. Kenny, Prof. Poterba and Prof. Starks.

32     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

(3) A Corporate Governance and Social Responsibility Committee, consisting solely of independent Trustees, which assists the Board in fulfilling its oversight responsibilities for corporate social responsibility and corporate governance issues, including the voting of proxies of portfolio companies of the Funds. During the fiscal year ended May 31, 2018, the Corporate Governance and Social Responsibility Committee held ____ meetings. The current members of the Corporate Governance and Social Responsibility Committee are Prof. Starks (chair), Prof. Eberly, Ms. Eckl, Prof. Poterba and Mr. Sloan.

(4) An Executive Committee, consisting solely of independent Trustees, which generally is vested with full board powers for matters that arise between Board meetings. During the fiscal year ended May 31, 2018, the Executive Committee held no meetings. The current members of the Executive Committee are Mr. Kenny (chair), Prof. Jackson and Prof. Poterba.

(5) A Nominating and Governance Committee, consisting solely of independent Trustees, which assists the Board in addressing internal governance matters of the Trust, including nominating certain Trust officers and the members of the standing committees of the Board, recommending candidates for election as Trustees, reviewing the qualification and independence of Trustees, conducting evaluations of the Trustees and of the Board and its committees and reviewing proposed changes to the Trust’s governing documents. During the fiscal year ended May 31, 2018, the Nominating and Governance Committee held ____ meetings. The current members of the Nominating and Governance Committee are Mr. Forrester (chair), Prof. Jackson, Mr. Kenny and Prof. Starks.

(6) An Operations Committee, consisting solely of independent Trustees, which assists the Board in fulfilling its oversight responsibilities for operational matters of the Trust, including oversight of contracts with third-party service providers and certain legal, compliance, finance, sales and marketing matters. During the fiscal year ended May 31, 2018, the Operations Committee held ____ meetings. The current members of the Operations Committee are Mr. Berkley, Mr. Forrester, Prof. Jackson and Mr. Kenny.

(7) A Special Emergency Valuation Committee (the “Special Valuation Committee”), which considers one or more fair value determinations or methodologies to be used for fair valuation of portfolio securities in the event that a meeting is requested by Investment Management or Advisors due to extraordinary circumstances. During the fiscal year ended May 31, 2018, the Special Valuation Committee held no meetings. At least three members of the Board shall be needed to constitute the Special Valuation Committee, and the chair shall be the member of the Special Valuation Committee who is the longest serving Trustee on the Board.

Investors can recommend, and the Nominating and Governance Committee will consider, nominees for election as Trustees by providing potential nominee names and background information to the Secretary of the TIAA-CREF Funds. The Secretary’s address is: Office of the Corporate Secretary, 730 Third Avenue, New York, NY 10017-3206 or trustees@tiaa.org.

Proxy voting policies

The Trust has adopted policies and procedures to govern the Funds’ voting of proxies of portfolio companies. The Trust seeks to use proxy voting as a tool to promote positive returns for long-term shareholders. The Trust believes that sound corporate governance practices and responsible corporate behavior create the framework from which public companies can be managed in the long-term interests of shareholders.

As a general matter, the Trust’s Board has delegated to Advisors responsibility for voting proxies of the Funds’ portfolio companies in accordance with the Trust’s Board approved guidelines developed and established by the Corporate Governance and Social Responsibility Committee. Guidelines for voting proxy proposals are articulated in the TIAA-CREF Policy Statement on Corporate Governance, attached as an Appendix to this SAI.

Advisors votes proxies solicited by an Underlying Fund in the same proportion as the vote of the Underlying Fund’s shareholders other than the Funds (sometimes called “mirror” or “echo” voting).

Advisors has a dedicated team of professionals responsible for reviewing and voting proxies. In analyzing a proposal, in addition to exercising their professional judgment, these professionals utilize various sources of information to enhance their ability to evaluate the proposal. These sources may include research from third party proxy advisory firms and other consultants, various corporate governance-focused organizations, related publications and TIAA investment professionals. Based on their analysis of proposals and guided by the TIAA-CREF Policy Statement on Corporate Governance, these professionals then vote in a manner intended solely to advance the best interests of the Funds’ shareholders. Occasionally, when a proposal relates to issues not addressed in the TIAA-CREF Policy Statement on Corporate Governance, Advisors may seek guidance from the Corporate Governance and Social Responsibility Committee.

The Trust and Advisors believe that they have implemented policies, procedures and processes designed to prevent conflicts of interest from influencing proxy voting decisions. These include (i) oversight by the Corporate Governance and Social Responsibility Committee; (ii) a clear separation of proxy voting functions from external client relationship and sales functions; and (iii) the active monitoring of required annual disclosures of potential conflicts of interest by individuals who have direct roles in executing or influencing the Funds’ proxy voting (e.g., Advisors’ proxy voting professionals, or trustees or senior executive of the Trust, Advisors or Advisors’ affiliates) by Advisors’ legal and compliance professionals.

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     33

There could be rare instances in which an individual who has a direct role in executing or influencing the Funds’ proxy voting (e.g., Advisors’ proxy voting professionals, or a Trustee or senior executive of the Trust, Advisors or Advisors’ affiliates) is either a director or executive of a portfolio company or may have some other association with a portfolio company. In such cases, this individual is required to recuse himself or herself from all decisions related to proxy voting for that portfolio company.

A record of all proxy votes cast for the Funds for the 12-month period ended June 30 can be obtained, free of charge, at www.tiaa.org, and on the SEC’s website at www.sec.gov.

Principal holders of securities

As of August [__], 2018, the following investors were known to hold beneficially or of record 5% or more of the outstanding shares of any class of a Fund:

[[Report does not exist]]

The current trustees and officers of the Trust, as a group, beneficially or of record own less than 1% of the shares of each of the classes of the Funds as of August [ __], 2018.

34     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

Any person owning more than 25% of a Fund’s shares may be considered a “controlling person” of that Fund. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

Investment advisory and other services

Investment advisory services

Investment advisory and related services for the Funds are provided by personnel of Advisors, which is registered with the SEC under the Investment Advisers Act of 1940 (“Advisers Act”). Advisors manages the investment and reinvestment of the assets of the Funds, subject to the oversight of the Board of Trustees. Advisors performs all research, makes recommendations and places orders for the purchase and sale of securities. Advisors also provides or oversees the provision of portfolio accounting, custodial, compliance, administrative and related services for the assets of the Funds.

TIAA, an insurance company, holds all of the shares of Nuveen, LLC (“Nuveen”). Nuveen, in turn, holds (1) all of the shares of Nuveen Finance, LLC, which holds all of the shares of Advisors, and (2) all of the shares of TIAA-CREF Asset Management LLC, which holds all of the shares of Teachers Personal Investors Services, Inc. (“TPIS”), the principal underwriter for the Trust, and TIAA-CREF Investment Management, LLC (“Investment Management”). TIAA also holds all the shares of TIAA-CREF Individual & Institutional Services, LLC (“Services”). Investment Management provides investment advisory services to, and Services acts as the principal underwriter for, CREF, a companion organization to TIAA. All of the foregoing are affiliates of the Trust and Advisors.

Advisors manages each Fund according to an Investment Management Agreement. Under the Agreement, the investment management fees are calculated daily and paid monthly to Advisors. They are calculated as a percentage of the average value of the daily net assets for each Fund, and are accrued daily proportionately at 1/365th (1/366th in a leap year) of the rates set forth in the Prospectuses.

For the Lifestyle Funds, under the terms of the Investment Management Agreement, Advisors receives a fee at an annual rate of 0.10% of the average daily net assets of each Fund. For the Managed Allocation Fund, the annual investment management fees charged under the Investment Management Agreement are 0.00%. For the Lifecycle Funds and Lifecycle Index Funds, under the terms of the Investment Management Agreement, Advisors is entitled to a fee that, effective October 1, 2018, is made up of two components, which are added together to create the total investment management fee. The first component, the Asset Allocation Fee Rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds Fee Rate, is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the applicable Underlying Fund’s annual investment management fee rate, determined pursuant to its investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (other than the Class W investment management fee waiver and/or reimbursement arrangement discussed below), weighted by the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the average daily net assets of the Fund invested in Underlying Funds of the Trust (which does not include any of the Fund’s assets not invested in Underlying Funds).

Advisors has contractually agreed to waive in full the Asset Allocation Fee Rate component of the investment management fee on each Lifecycle Fund through September 30, 2021. Advisors has contractually agreed to waive a portion of Asset Allocation Fee Rate component of certain Lifecycle Index Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Lifecycle Index Fund: 0.10% for the Lifecycle Index Retirement Income, 2010 and 2015 Funds; 0.09% for the Lifecycle Index 2020 Fund; 0.082% for the Lifecycle Index 2025 Fund; 0.08% for the Lifecycle Index 2030 Fund; 0.069% for the Lifecycle Index 2035 Fund; 0.07% for the Lifecycle Index 2040, 2045 and 2050 Funds; and 0.06% for the Lifecycle Index 2055 and 2060 Funds. Advisors has also contractually agreed to waive a portion of the Underlying Funds Fee Rate component of the management fee of the Lifecycle Index Retirement Index Income Fund equal to, on an annual basis, 0.002% of the average daily net assets of the Fund. These waivers will remain in effect through September 30, 2019, unless changed with approval of the Board of Trustees.

Prior to October 1, 2018, each Lifecycle and Lifecycle Index Fund’s management fee was made up of only the Asset Allocation Fee Rate. Additionally, each Lifecycle and Lifecycle Index Fund invested in Institutional Class shares of the Underlying Funds of the Trust, and the expenses, including the investment management fees, of the Institutional Class shares of the Underlying Funds of the Trust in which a Fund invested were not incurred directly by a Fund, but were instead reflected as a Fund’s “Acquired Fund fees and expenses” in the “Fees and expenses” section of each Fund in the Funds’ Prospectuses.

The Funds also pay Advisors for certain administrative and compliance services that Advisors provides to the Funds on an at-cost basis. Advisors provides these administrative and compliance services pursuant to a separate Administrative Services Agreement dated January 2, 2012, which was approved by the Board in December 2011.

Furthermore, Advisors has contractually agreed to reimburse the Lifecycle Funds and the Lifecycle Index Funds for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares for the Underlying

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Funds of the Trust that were incurred directly by a Fund) that exceed certain amounts, as stated in the Prospectuses. In addition, Advisors has contractually agreed to reimburse the Lifestyle Funds and Managed Allocation Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed certain amounts, as stated in the Prospectuses. All of the expense reimbursement arrangements referenced above will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.

Each of the Underlying Funds has also entered into an investment management agreement with Advisors. Each Lifestyle Fund and the Managed Allocation Fund, each Lifecycle Fund with respect to its investments in TIAA-CREF Real Property Fund LP, and each Lifecycle Fund and Lifecycle Index Fund with respect to any amounts excluded from Advisors’ reimbursement of the net other expenses allocable to Class W shares of the Underlying Funds of the Trust (as discussed further below), indirectly bears a pro rata share of the investment management fees and other expenses incurred by the Underlying Funds in which the Fund invests. With respect to the Lifecycle Funds and Lifecycle Index Funds, for the Class W shares of the Underlying Funds of the Trust in which the Funds invest, Advisors has contractually agreed to waive and/or reimburse Class W’s net investment management fees in their entirety so long as such fees are incurred by the Funds directly. Advisors expects this waiver and/or reimbursement arrangement to remain in effect indefinitely, unless changed or terminated with the approval of the Board of Trustees. Each Lifecycle Fund and Lifecycle Index Fund directly bears a pro rata share of the investment management fees incurred by Class W of the Underlying Funds of the Trust in which the Fund invests through the Underlying Funds Fee Rate component of the Fund’s management fee, as discussed above, and such fees are reflected as part of “Management fees” in the “Fees and expenses” section of each Fund in the Funds’ Prospectuses.

Additionally, prior to October 1, 2018, the Lifecycle Funds and Lifecycle Index Funds incurred all other expenses of the Underlying Funds of the Trust indirectly as “Acquired Fund fees and expenses” rather than as direct expenses, as discussed above. However, Advisors, in its capacity as administrator to the Lifecycle Funds, Lifecycle Index Funds and Underlying Funds of the Trust, has contractually agreed to reimburse, for Class W shares of the Underlying Funds of the Trust, Class W’s net other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety so long as the Funds reimburse Advisors for such expenses, as described below. Advisors expects this expense reimbursement arrangement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees. As part of this contractual agreement, each Fund has agreed to reimburse Advisors for the Fund’s pro rata share of the Class W other expenses of the Underlying Funds of the Trust in which the Fund invests that are reimbursed by Advisors. Therefore, effective October 1, 2018, these expenses are reflected as part of “Other expenses” in the “Fees and expenses” section of each Fund in the Funds’ Prospectuses. Each Lifecycle Fund and Lifecycle Index Fund therefore directly bears a pro rata share of the other expenses of the Underlying Funds of the Trust in which the Fund invests. Any amounts excluded from Advisors’ reimbursement of the net other expenses allocable to Class W shares of the Underlying Funds of the Trust will continue to be incurred indirectly by the Funds and reflected as “Acquired Fund fees and expenses” in the “Fees and expenses” section of each Fund in the Funds’ Prospectuses, as applicable.

For the fiscal periods ended May 31, 2018, May 31, 2017 and May 31, 2016, the table below reflects the total dollar amount of investment management fees paid by each Fund.

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The Funds pay for certain compliance and administrative services provided by Advisors pursuant to an Amended and Restated Administrative Services Agreement. The table below reflects the amounts paid to Advisors by the Funds for these compliance and administrative services for the fiscal years ended May 31, 2018, May 31, 2017 and May 31, 2016.

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Service agreements

Retirement Class Service Agreement

The Trust, on behalf of each Fund that offers Retirement Class Shares (as described in the Fund’s Prospectus), has entered into a service agreement with Advisors pursuant to which Advisors provides or arranges for the provision of administrative and shareholder services for the Retirement Class shares, including services associated with maintenance of Retirement Class shares on retirement plan and other platforms (the “Retirement Class Service Agreement”).

For the services rendered, the facilities furnished and expenses assumed by Advisors, each Fund pays Advisors at the end of each calendar month a fee for the Fund calculated as a percentage of the daily net assets attributable to Retirement Class Shares of the Fund.

The annual rate is 0.25% of net assets attributable to Retirement Class shares of the Fund under the Retirement Class Service Agreement. The service fees are accrued daily at their proportional annual rate. The fees paid under the Retirement Class Service Agreement for the respective fiscal periods ended May 31, 2018, May 31, 2017 and May 31, 2016, by the Funds are set forth in the table below:

36     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

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The Retirement Class Service Agreement will continue in effect until terminated. The Agreement provides that it may be terminated without penalty by the Board of Trustees or by Advisors, in each case on sixty (60) days’ written notice to the other party. The Agreement may also be amended as to any Fund by the parties only if such amendment is specifically approved by the Board of Trustees.

Underwriter and other service providers

Underwriter

TPIS, 730 Third Avenue, New York, NY 10017-3206, is considered the “principal underwriter” for the Trust. Shares of the Funds are offered on a continuous basis with no sales load. Pursuant to a Distribution Agreement with the Trust, TPIS has the right to distribute shares of the Funds from year to year, subject to annual approval of the Distribution Agreement by the Board of Trustees. TPIS may enter into selling agreements with one or more broker-dealers, which may or may not be affiliated with TPIS, to provide distribution-related services and shareholder services to the Funds.

Custodian, transfer agent and fund accounting agent

State Street Bank and Trust Company (“State Street”), 2 Avenue de Lafayette, Boston, MA 02111, acts as custodian for the Trust and the Funds. As custodian, State Street is responsible for the safekeeping of the Funds’ portfolio securities. State Street also acts as fund accounting agent for the Trust and the Funds.

Boston Financial Data Services, Inc., 2 Heritage Drive, Quincy, MA 02171, acts as the transfer and dividend-paying agent for the Funds.

Independent registered public accounting firm

[______________________] , serves as the independent registered public accounting firm of the Trust and audited the Lifecycle Funds’, Lifecycle Index Funds’, Managed Allocation Fund’s, Lifestyle Funds’ and the Underlying Funds’ annual financial statements.

Personal trading policy

The Trust, Advisors and TPIS have each adopted Codes of Ethics (each, a “code”) under applicable SEC rules. These codes govern the personal trading activities of certain employees, or “access persons” of the Trust, Advisors and TPIS, as well as members of their households. While these individuals may invest in securities that may also be purchased or held by the Funds, they are also generally required to preclear and/or report all transactions involving reportable securities covered under the codes. In addition, access persons are required to send duplicates of all transaction confirmations and report other brokerage account details to the TIAA Ethics Office, as well as certify on a regular basis to the accuracy of their reportable accounts, holdings and transactions.

Information about the Funds’ portfolio management

Structure of compensation for portfolio managers

Equity portfolio managers

Equity portfolio managers are compensated through a combination of base salary, annual performance awards and long-term compensation awards. Currently, the annual performance awards and long-term compensation awards are determined using three variables: investment performance using Investment Ratio (60%), ranking versus Morningstar peers (30%) and management/peer reviews (10%).

The variable component of a portfolio manager’s compensation is remunerated as: (1) a current year cash bonus; and (2) a long-term performance award, which is on a 3-year cliff vesting cycle. Fifty percent (50%) of the long-term award is based on the Fund(s) managed by the portfolio manager during the 3-year vesting period, while the value of the remainder of the long-term award is based on the performance of the TIAA organization as a whole.

Risk-adjusted investment performance is calculated, where records are available, over five and three years, each ending December 31. For each year, the gross excess return (on a before-tax basis) of a portfolio manager’s mandate(s) is calculated versus each mandate’s assigned benchmark. Please see the Funds’ Prospectuses for more information regarding their benchmark indices. An Information Ratio is then calculated utilizing the gross excess return in the numerator and the greater of the 52-week realized Active Risk (tracking error) or a minimum targeted risk level (typically 300 basis points), in the denominator to generate risk adjusted investment performance. This 5- and 3-year investment performance is averaged. This

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effectively results in a weight of 26.7% for the most recent year, 26.7% for the second year, 26.7% for the third year and 10% for the fourth and fifth years.

Performance relative to peers is evaluated using Morningstar percentile rankings with a 50% weighting on the 3-year ranking and 50% on the 5-year ranking. For managers with less than a 5-year track record, a 0.25 Investment Ratio and a peer ranking at the middle of the Morningstar grouping is used.

Utilizing the three variables discussed above (investment performance, peer ratings and manager assessment), total compensation is calculated and then compared to the compensation data obtained from surveys that include comparable investment firms. It should be noted that the total compensation can be increased or decreased based on the performance of the equity group as a unit and the relative success of the TIAA organization in achieving its financial and operational objectives.

Fixed-income portfolio managers

Fixed-income portfolio managers are compensated through a combination of base salary, annual performance awards and long-term compensation awards. Currently, the annual performance awards and long-term compensation awards are determined by investment performance ratings, which reflect investment performance using risk-adjusted returns and Morningstar ranking (60%), manager-subjective ratings (25%), and internal peer review (15%).

The variable component of a portfolio manager’s compensation is remunerated as: (1) a current year cash bonus; and (2) a long-term performance award, which is on a 3-year cliff vesting cycle. Fifty percent (50%) of the long-term award is based on the Fund(s) managed by the portfolio manager during the 3-year vesting period, while the value of the remainder of the long-term award is based on the performance of the TIAA organization as a whole.

Risk-adjusted investment performance is calculated, where records are available, over one, three, and five years, each ending December 31. For each year, the gross excess return (on a before-tax basis) of a portfolio manager’s mandate(s) is calculated versus each mandate’s assigned benchmark. For managers with less than a 5-year track record, there is a 40% weighting for the 1-year return and a 60% weighting for the 3-year return. Please see the Funds’ Prospectuses for more information regarding their benchmark indices. An Information Ratio is then calculated utilizing the gross excess return in the numerator and the 52-week realized Active Risk (tracking error) in the denominator to generate risk adjusted investment performance. Investment performance relative to industry peers is evaluated using Morningstar percentile rankings with equal weighting to each of the 1-, 3-, and 5-year rankings.

Utilizing the three variables discussed above (investment performance, manager assessment and internal peer ratings), total compensation is calculated and then compared to the compensation data obtained from surveys that include comparable investment firms. It should be noted that the total compensation can be increased or decreased based on the performance of the fixed-income group as a unit and the relative success of the TIAA organization in achieving its financial and operational objectives.

Additional information regarding portfolio managers

The chart below includes information relating to the portfolio managers listed in the Prospectuses, such as other accounts managed by them (registered investment companies, unregistered pooled investment vehicles and other accounts), total assets in those accounts, and the dollar range of equity securities owned in each of the following Funds they manage, as of May 31, 2018.

Potential conflicts of interest of Advisors and portfolio managers

Portfolio managers of the Funds and Underlying Funds may also manage other registered investment companies or unregistered investment pools and investment accounts, including accounts for TIAA, its affiliated investment advisers, or other client or proprietary accounts (collectively, “Accounts”), which may raise potential conflicts of interest. Advisors has put in place policies and procedures designed to mitigate any such conflicts. Additionally, TIAA or its affiliates may be involved in certain investment opportunities that have the effect of restricting or limiting Underlying Fund participation in such investment opportunities. Such conflicts and mitigating policies and procedures include the following:

TIAA. TIAA or its affiliates sponsor an array of financial products for retirement and other investment goals, and provide services worldwide to a diverse customer base. Accordingly, from time to time, an Underlying Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual restrictions that arise due to an Account’s investments and/or the internal policies of TIAA or its affiliates designed to comply with such restrictions. As a result, there may be periods, for example, when Advisors will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which investment limits have been reached.

The investment activities of TIAA or its affiliates may also limit the investment strategies and rights of the Underlying Funds. For example, in certain circumstances where the Underlying Funds invest in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership definitions, or invest in certain futures and derivative transactions, there may be limits on the aggregate amount invested by TIAA or its affiliates for the Underlying Funds and Accounts that may not be exceeded without the grant of a license or other

38     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

regulatory or corporate consent. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of Advisors, on behalf of the Underlying Funds or Accounts, to purchase or dispose of investments or exercise rights or undertake business transactions may be restricted by regulation or otherwise impaired. As a result, Advisors, on behalf of the Underlying Funds or Accounts, may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when Advisors, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

Conflicting Positions. Investment decisions made by the Funds and Underlying Funds may differ from, and may conflict with, investment decisions made by Advisors or its affiliated investment adviser, Investment Management, for Accounts due to differences in investment objectives, investment strategies, account benchmarks, client risk profiles and other factors. As a result of such differences, if an Account were to sell a significant position in a security while an Underlying Fund maintained its position in that security, the market price of such security could decrease and adversely impact a Fund or an Underlying Fund’s performance. In the case of a short sale, the selling Account would benefit from any decrease in price.

Conflicts may also arise in cases where one or more Underlying Funds or Accounts are invested in different parts of an issuer’s capital structure. For example, an Underlying Fund (or an Account) could acquire debt obligations of a company while an Account (or an Underlying Fund) acquires an equity investment in the same company. In negotiating the terms and conditions of any such investments, Advisors (or, in the case of an Account, an affiliated investment adviser) may find that the interests of the debt-holding Underlying Fund (or Account) and the equity-holding Account (or Underlying Fund) may conflict. If that issuer encounters financial problems, decisions over the terms of the workout could raise conflicts of interest (including, for example, conflicts over proposed waivers and amendments to debt covenants). For example, debt holding Underlying Funds (or Accounts) may be better served by a liquidation of an issuer in which they could be paid in full, while equity holding Accounts (or Underlying Funds) might prefer a reorganization of the issuer that would have the potential to retain value for the equity holders. As another example, holders of an issuer’s senior securities may be able to act to direct cash flows away from junior security holders, and both the junior and senior security holders may be an Underlying Fund (or an Account). Any of the foregoing conflicts of interest will be discussed and resolved on a case-by-case basis pursuant to policies and procedures designed to mitigate any such conflicts. Any such discussions will factor in the interests of the relevant parties and applicable laws and regulations. Advisors may seek to avoid such conflicts, and, as a result, Advisors may choose not to make such investments on behalf of the Underlying Funds, which may adversely affect the Underlying Funds’ performance if similarly attractive opportunities are not available or identified.

Allocation of Investment Opportunities. Even where Accounts have similar investment mandates as a Fund, Advisors may determine that investment opportunities, strategies or particular purchases or sales are appropriate for one or more Accounts, but not for the Fund, or are appropriate for the Fund but in different amounts, terms or timing than is appropriate for an Account. As a result, the amount, terms or timing of an investment by a Fund may differ from, and performance may be lower than, investments and performance of an Account.

Aggregation and Allocation of Orders. Advisors may aggregate orders of the Funds, the Underlying Funds and Accounts, in each case consistent with Advisors’ policy to seek best execution for all orders. Although aggregating orders is a common means of reducing transaction costs for participating Accounts and Funds, Advisors may be perceived as causing one Fund or Account, to participate in an aggregated transaction in order to increase Advisors’ overall allocation of securities in that transaction or future transactions. Allocations of aggregated trades may also be perceived as creating an incentive for Advisors to disproportionately allocate securities expected to increase in value to certain Accounts at the expense of an Underlying Fund. In addition, an Underlying Fund may bear the risk of potentially higher transaction costs if aggregated trades are only partially filled or if orders are not aggregated at all.

Advisors has adopted procedures designed to mitigate the foregoing conflicts of interest by treating each Fund and Account it advises fairly and equitably over time in the allocation of investment opportunities and the aggregation and allocation of orders. The procedures also are designed to mitigate conflicts in potentially inconsistent trading and provide guidelines for trading priority. Moreover, Advisors’ trading activities are subject to supervisory review and compliance monitoring to help address and mitigate conflicts of interest and ensure that Funds and Accounts are being treated fairly and equitably over time.

For example, in allocating investment opportunities, a portfolio manager considers an account’s or fund’s investment objectives, investment restrictions, cash position, need for liquidity, sector concentration and other objective criteria. In addition, orders for the same single security are generally aggregated with other orders for the same single security received at the same time. If aggregated orders are fully executed, each participating Account or Fund is allocated its pro rata share on an average price and trading cost basis. In the event the order is only partially filled, each participating Account or Fund receives a pro rata share. Portfolio managers are also subject to restrictions on potentially inconsistent trading of single securities, although a portfolio manager may sell a single security short if the security is included in an Account’s or Fund’s benchmark and the portfolio manager is underweight in that security relative to the applicable Account’s or Fund’s benchmark. Moreover, the procedures set forth guidelines under which trading for long sales of single securities over short sales of the same or closely related securities are monitored to ensure that the trades are treated fairly and equitably. Additionally, the Funds’ portfolio managers’ decisions for executing those trades are also monitored.

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Advisors’ procedures also address basket trades (trades in a wide variety of securities—on average approximately 100 different issuers) used in quantitative strategies. However, basket trades are generally not aggregated or subject to the same types of restrictions on potentially inconsistent trading as single-security trades because basket trades are tailored to a particular index or model portfolio based on the risk profile of a particular Account or Fund pursuing a particular quantitative strategy. In addition, basket trades are not subject to the same monitoring as single-security trades because an automated and systematic process is used to execute trades; however, the Funds’ portfolio managers’ decisions for executing those trades are monitored.

Research. Advisors allocates brokerage commissions to brokers who provide execution and research services for the Underlying Funds and some or all of Advisors’ other clients. Such research services may not always be utilized in connection with the Underlying Funds or other client accounts that may have provided the commission or a portion of the commission paid to the broker providing the services. Advisors is authorized to pay, on behalf of the Underlying Funds, higher brokerage fees than another broker might have charged in recognition of the value of brokerage or research services provided by the broker. Advisors has adopted procedures with respect to these so-called “soft dollar” arrangements, including the use of brokerage commissions to pay for brokers’ in-house and non-proprietary research, the process for allocating brokerage, and Advisors’ practices regarding the use of third-party soft dollars.

IPO Allocation. Advisors has adopted procedures designed to ensure that it allocates initial public offerings to the Underlying Funds and Advisors’ other clients in a fair and equitable manner, consistent with its fiduciary obligations to its clients.

Compensation. The compensation paid to Advisors for managing the Funds and Underlying Funds, as well as certain other clients, is based on a percentage of assets under management, whereas the compensation paid to Advisors for managing certain other clients is based on cost. However, no client currently pays Advisors a performance-based fee. Nevertheless, Advisors may be perceived as having an incentive to allocate securities that are expected to increase in value to accounts in which Advisors has a proprietary interest or to certain other accounts in which Advisors receives a larger asset-based fee.

About the Trust and the shares

The Trust was organized as a Delaware statutory trust on April 15, 1999. A copy of the Trust’s Certificate of Trust, dated April 15, 1999, as amended, is on file with the Office of the Secretary of State of the State of Delaware. As a Delaware statutory trust, the Trust’s operations are governed by its Declaration of Trust. Upon the initial purchase of shares of beneficial interest in the Funds, each shareholder agrees to be bound by the Declaration of Trust, as amended from time to time.

Class structure

Each of the Funds, other than the Managed Allocation Fund, offers the following four classes of shares: Institutional Class, Advisor Class, Premier Class and Retirement Class. The Lifecycle Retirement Income Fund and the Lifestyle Funds also offer Retail Class shares. The Managed Allocation Fund offers Institutional Class, Retirement Class and Retail Class shares. The distribution and service fee arrangements of each share class are described below. The Lifecycle Funds and Lifecycle Index Funds invest in Class W shares of the Underlying Funds of the Trust. None of the Funds offer Class W shares.

Institutional Class Shares. Institutional Class shares of the Funds are only available for purchase by or through certain intermediaries affiliated with TIAA (“TIAA Intermediaries”) or other unaffiliated persons or intermediaries, such as state-sponsored tuition savings plans, or employer-sponsored employee benefit plans, who have entered into a contract or arrangement with a TIAA Intermediary that enables them to purchase shares of the Funds, or other affiliates of TIAA or other persons that the Trust may approve from time to time. Under certain circumstances, this class may be available through accounts established by employers, or the trustees of plans sponsored by employers, through TIAA in connection with certain employee benefit plans (the “plan(s)”), such as 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans, or through custody accounts established by individuals through TIAA as IRAs. Minimum initial investment requirements will apply to certain investors in Institutional Class shares.

Shareholders investing through such plans may have to pay additional expenses related to the administration of such plans. All expenses or costs of distributing or promoting Institutional Class shares of the Funds are paid by Advisors or its affiliates.

The Funds invest in the Institutional Class shares of the Underlying Funds of the Trust and other investment pools or investment products. Institutional Class shares of the Underlying Funds of the Trust are offered without distribution plan or shareholder service expenses or fees.

Advisor Class Shares. Advisor Class shares of the Funds are offered primarily through certain financial intermediaries who have entered into a contract or arrangement with the Funds or their investment adviser or distributor that enables the financial intermediaries to purchase this class of shares, as well as through benefit plans and insurance company separate accounts. Subject to a shareholder servicing plan, the Funds may pay a financial intermediary for providing services to the Funds, including for sub-transfer agency, sub-accounting and administrative services.

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Premier Class Shares. Premier Class shares of the Funds are offered primarily through accounts established by or on behalf of employers, or the trustees of plans sponsored by or on behalf of employers, in connection with certain employee benefit plans, such as plans described in section 401(a) (including 401(k) and Keogh plans), 403(b) or 457 of the Code (collectively, “benefit plans”). Premier Class shares also may be available through custody accounts established by individuals as Individual Retirement Accounts (“IRAs”) pursuant to section 408 of the Code. Additionally, Premier Class shares may be available through certain intermediaries who have entered into a contract or arrangement with the Funds or their investment adviser or distributor that enables the intermediaries to make available this class of shares. Premier Class shares are subject to a distribution (12b-1) plan pursuant to which they may compensate TPIS for distributing, promoting and/or servicing Premier Class shares at an annual rate of up to 0.15% of average daily net Premier Class assets.

Retirement Class Shares. Retirement Class shares of the Funds are offered primarily through benefit plans. Retirement Class shares also may be available through custody accounts sponsored or administered by TIAA that are established by individuals as IRAs pursuant to section 408 of the Code.

Additionally, Retirement Class shares may be available through certain intermediaries who have entered into a contract or arrangement with the Funds or their investment adviser or distributor that enables the intermediaries to purchase this class of shares. For the Retirement Class of the Funds, the Trust has adopted a distribution (12b-1) plan under which each Fund may compensate TPIS for its activities associated with distributing, promoting and/or servicing its Retirement Class shares in an annual amount of up to 0.05% of average daily net Retirement Class assets. The Retirement Class of the Managed Allocation Fund is subject to a service fee of up to 0.25% paid to Advisors for providing or arranging for the provision of certain administrative and shareholder services.

Retail Class Shares. Retail Class shares of the Funds are offered to many different types of investors, but are particularly aimed at individual investors. Minimum initial and subsequent investment requirements will apply to certain Retail Class investors, as well as a small account maintenance fee. Retail Class shares are subject to a distribution (12b-1) plan pursuant to which they may compensate TPIS and TPIS, in turn, may pay other entities for distributing, promoting and/or servicing Retail Class shares of the Funds at an annual rate of up to 0.25% of average daily net Retail Class assets.

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Distribution (Rule 12b-1) plans

The Trust’s Board of Trustees has adopted three different forms of distribution plans pursuant to Rule 12b-1 under the 1940 Act. The first form of distribution plan concerns the Retirement Class shares of each of the Lifecycle Funds and the Lifecycle Index Funds (the “Retirement Class Plan”); the second form of distribution plan concerns Retail Class shares of the Lifecycle Retirement Income Fund, the Managed Allocation Fund and the Lifestyle Funds (the “Retail Class Plan”) and the third form of distribution plan concerns the Premier Class shares of the Lifecycle Funds, Lifecycle Index Funds and the Lifestyle Funds (the “Premier Class Plan”) (collectively the “Distribution Plans”).

Under each Distribution Plan, the applicable Fund pays TPIS a set annual rate to compensate TPIS for promoting, distributing and/or servicing shares. The expenses for which a Fund may compensate TPIS under the Distribution Plans include, but are not limited to, compensation of dealers and others for expenses of their various activities primarily intended to promote the sale of the applicable class of shares, as well as for shareholder servicing expenses.

Reimbursements by a Lifecycle Fund under the Retirement Class Distribution Plan (the “Lifecycle Retirement Class Reimbursement Plan”) were calculated daily and paid monthly up to a rate or rates approved from time to time by the Board, provided that no rate approved by the Board for any Fund exceeded the annual rate of 0.05% of the average daily net asset value of Retirement Class shares of such Fund. Reimbursements by the Lifecycle Retirement Income Fund under the Retail Class Reimbursement Plan were calculated daily and paid monthly, and reimbursements by the Managed Allocation Fund under the Retail Class Distribution Plan (the “Retail Class Reimbursement Plan”) were calculated daily and paid quarterly, up to a rate or rates approved from time to time by the Board, provided that no rate exceeded the annual rate of 0.25% of the average daily NAV of Retail Class shares of the Lifecycle Retirement Income Fund or the Managed Allocation Fund. For purposes of determining the reimbursements payable under each plan, the NAV of the Funds’ outstanding Retirement Class or Retail Class shares was computed in accordance with the Declaration of Trust.

Please note, however, that the Board has not approved the payment of any fees under the Lifecycle Retirement Class Reimbursement Plan or the Retirement Class Plan. Therefore, as of May 31, 2018, no 12b-1 fees were paid by the Lifecycle Funds pursuant to the Lifecycle Retirement Class Reimbursement Plan or the Lifecycle Funds and Lifecycle Index Funds pursuant to the Retirement Class Plan. Fees pursuant to the Retirement Class Plan may only be imposed upon approval of the Board.

For the fiscal period ended May 31, 2018, the table below reflects the net amount of 12b-1 fees paid by Retail Class shares of the Lifecycle Retirement Income Fund, the Managed Allocation Fund and the Lifestyle Funds under the Retail Class Plan:

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42     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

For the fiscal period ended May 31, 2018, the table below reflects the net amount of 12b-1 fees paid by Premier Class shares of each Lifecycle Fund, Lifecycle Index Fund and Lifestyle Funds under the Premier Class Plan:

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Amounts paid to TPIS by any class of shares of a Fund will not be used to pay the expenses incurred with respect to any other class of shares of that Fund. From time to time, a Fund may participate in joint distribution activities with other mutual funds and the costs of those activities that are not otherwise directly attributable to a particular Fund will be borne by each Fund in proportion to the relative NAVs of the participating Funds.

The Distribution Plans have been approved by a majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect interest in the financial operation of either Distribution Plan (the “Independent Trustees”), by votes cast in person at a meeting called for the purpose of voting on such Distribution Plans. In adopting the Distribution Plans, the Trustees concluded that the Distribution Plans would benefit the Premier Class or Retail Class shareholders of each Fund, as applicable.

One of the potential benefits of the Distribution Plans is that payments to TPIS (and from TPIS to other intermediaries) could lead to increased sales and reduced redemptions, which could assist a Fund in achieving scale and could contribute to the Fund’s longer-term viability. Furthermore, the investment management of a Fund could be enhanced, as net inflows of cash from new sales might enable its portfolio management team to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

Pursuant to the Distribution Plans, at least quarterly, TPIS provides the Board with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made.

Each Distribution Plan provides that it continues in effect only as long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. Each Distribution Plan provides that it may be terminated without penalty with respect to any Fund at any time: (a) by a vote of a majority of the Independent Trustees; or (b) by a vote of a majority of the votes attributable to the Premier Class shares or Retail Class shares of that Fund, as applicable. Each Distribution Plan further provides that it may not be amended to increase materially the maximum amount of fees specified therein with respect to a Fund without the approval of a majority of the votes attributable to such Fund’s Premier Class or Retail Class shares, as applicable. In addition, the Distribution Plans provide that no material amendment to the Plans will, in any event, be effective unless it is approved by a majority of both the Trustees and the Independent Trustees with respect to the applicable Fund or Class. The Premier Class and Retail Class shareholders of each Fund have exclusive voting rights with respect to the application of the Distribution Plan with respect to the applicable share classes of each Fund.

Fund payments to financial intermediaries

Financial intermediaries may have omnibus accounts and similar arrangements with a Fund and may be paid for providing shareholder servicing, sub-transfer agency, networking, recordkeeping and other administrative services to the Advisor Class. Such payments may be made directly or indirectly by the Funds or by Advisors and its affiliates out of Fund assets. Such payments may also be made by Advisors or its affiliates out of their own assets that are separate from those of the Funds’, as described in the section below. Such shareholder servicing, sub-transfer agency, networking, recordkeeping and other administrative services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semiannual reports and shareholder notices and other required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals, automated investment plans and shareholder account registrations. Payment for these services is made pursuant to a Shareholder Servicing Plan (“Servicing Plan”) that has been approved by the Board of Trustees and adopted by the Funds. The Servicing Plan outlines the types of services to be provided to the Funds by financial intermediaries and provides the maximum rates that the Funds may pay such financial intermediaries, which are generally based on: (1) an annual percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary; or (2) a fixed dollar amount for each account serviced by a financial intermediary. The aggregate amount of these payments may be substantial and may vary significantly among intermediaries but will be limited by Advisors’ agreement to reimburse each Fund for total Advisor Class expenses that exceed certain specified amounts.

Additional payments to financial intermediaries and other payments

TPIS, Advisors or their affiliates may make additional payments out of their own assets to selected financial intermediaries (commonly referred to as “revenue sharing”). The services for which these payments are made include promoting the sale of Fund shares, maintaining share balances and/or sub-accounting, administration and shareholder servicing.

The amounts of these payments could be significant and may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the Funds to its customers. The financial intermediary may elevate the

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prominence or profile of the Funds within the financial intermediary’s organization by, for example, placing the Funds on a list of preferred or recommended funds and/or granting preferential or enhanced opportunities to promote the Funds in various ways within the financial intermediary’s organization.

These payments are made pursuant to negotiated agreements with financial intermediaries. The payments do not change the price paid by investors for the purchase of a share or the amount a Fund will receive as proceeds from such sales. Furthermore, these payments are not reflected in the fees and expenses listed in the fee table sections of the Funds’ Prospectuses and described above because they are not paid by the Funds.

The categories of payments described below are not mutually exclusive, and a single financial intermediary may receive payments under all categories.

Distribution-related payments

TPIS, Advisors or their affiliates may from time to time make payments to selected financial intermediaries as compensation for services such as providing the Funds with “shelf space” or a higher profile for the intermediary’s personnel or their customers, placing the Funds on the intermediary’s preferred or recommended fund list, granting access to sales meetings, sales representatives and management representatives of the intermediary, providing assistance in training and educating the intermediary’s personnel on the Funds, and furnishing marketing support and other services.

TPIS, Advisors or their affiliates compensate financial intermediaries differently depending upon, among other factors, the number or value of Fund shares that the intermediary sells or may sell, the value of the assets invested in the Funds by the intermediary’s customers, redemption rates, ability to attract and retain assets, reputation in the industry and the level and/or type of marketing assistance and educational activities provided by the intermediary. Such payments are generally asset-based but also may include the payment of a lump sum.

Servicing payments

TPIS, Advisors or their affiliates may make payments to selected financial intermediaries that are registered as holders or dealers of record for accounts invested in one or more of the Funds or that make Fund shares available through employee benefit plans or fee-based advisory programs to compensate them for the variety of services they provide.

Services for which a financial intermediary receives servicing payments typically include recordkeeping, reporting, or transaction processing, but may also include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. A financial intermediary may perform the services itself or may arrange with a third party to perform such services.

Servicing payments typically apply to employee benefit plans, such as retirement plans, or fee-based advisory programs but may apply to retail sales and assets in certain situations. The payments are based on such factors as the type and nature of services or support furnished by the financial intermediary and are generally asset-based.

Other payments

From time to time, TPIS, Advisors or their affiliates, at their expense, may provide other compensation to financial intermediaries that sell or arrange for the sale of shares of the Funds, which may be in addition to the distribution-related and servicing payments described above. For example, TPIS, Advisors or their affiliates may: (i) compensate financial intermediaries for National Securities Clearing Corporation (NSCC) networking system services (e.g., shareholder communication, account statements, trade confirmations, and tax reporting) on an asset-based or per account basis; (ii) compensate intermediaries for providing Fund shareholder trading information; (iii) make one-time or periodic payments to reimburse selected intermediaries for items such as ticket charges (i.e., fees that an intermediary charges its representatives for effecting transactions in Fund shares) of up to $25 per purchase or exchange order, operational charges (e.g., fees that an intermediary charges for establishing a Fund on its trading system), and literature printing and/or distribution costs; (iv) at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of an employee benefit plan that would otherwise be payable by the plan; and (v) provide payments to broker-dealers to help defray their technology or infrastructure costs.

When not otherwise provided for in a distribution-related or servicing payment agreement, TPIS, Advisors or their affiliates may pay financial intermediaries for enabling TPIS, Advisors or their affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other intermediary employees, client and investor events and other intermediary-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. These payments may vary depending upon the nature of the event. TPIS, Advisors or their affiliates make payments for such events as it deems appropriate, subject to its internal guidelines and applicable law.

TPIS, Advisors or their affiliates occasionally sponsor due diligence meetings for registered representatives during which the registered representatives receive updates on various Funds and are afforded the opportunity to speak with portfolio managers. Although invitations to these meetings are not conditioned on selling a specific number of shares, those who have shown an

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interest in the Funds are more likely to be considered. To the extent permitted by their firm’s policies and procedures, all or a portion of registered representatives’ expenses in attending these meetings may be covered by TPIS, Advisors or their affiliates.

Representatives of TPIS or its affiliates may receive additional compensation from TPIS, Advisors or their affiliates if certain targets are met for sales of one or more Funds. Such compensation may vary by Fund and by affiliate.

Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. Investors can ask their financial intermediary for information about any payments it receives from TPIS, Advisors or their affiliates and the services it provides for those payments.

Investors may wish to take financial intermediary payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

Indemnification of shareholders

Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (“DSTA”) provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Declaration of Trust expressly provides that the Trust has been organized under the DSTA and that the Declaration of Trust is to be governed by and interpreted in accordance with Delaware law. It is nevertheless possible that a Delaware statutory trust, such as the Trust, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case shareholders of the Trust could possibly be subject to personal liability.

To guard against this risk, the Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, (ii) provides for the indemnification out of property of the Trust of any shareholders held personally liable for any obligations of the Trust or any series thereof, and (iii) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refuses to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of DSTA, the nature of the Trust’s business, and the nature of its assets, the risk of personal liability to a shareholder of a series of the Trust is remote.

Indemnification of Trustees

The Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Limitation of Fund liability

All persons dealing with a Fund must look solely to the property of that particular Fund for the enforcement of any claims against that Fund, as neither the Trustees, officers, agents nor shareholders assume any personal liability for obligations entered into on behalf of a Fund or the Trust. No Fund is liable for the obligations of any other Fund.

Shareholder meetings and voting rights

Under the Declaration of Trust, the Trust is not required to hold annual meetings to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust, although the Trust may do so periodically. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than 50% of the Trustees holding office were elected by the shareholders of the Trust. The Trust may also hold special meetings to change fundamental policies, approve a management agreement, or for other purposes. The Funds will mail proxy materials to shareholders for these meetings, and the Trust encourages shareholders who cannot attend to vote by proxy.

Shares of the Trust do not entitle their holders to cumulative voting rights, so that the holders of more than 50% of the net asset value represented by the outstanding shares of the Trust may elect all of the trustees, in which case the holders of the remaining shares would not be able to elect any trustees. Shareholders are entitled to one vote for each dollar of net asset value they own, so that the number of votes a shareholder has is determined by multiplying the number of shares of each Fund held times the net asset value per share of the applicable Fund.

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Shares

The Trust is authorized to issue an unlimited number of shares of beneficial interest in the Funds. Shares are divided into and may be issued in a designated series representing beneficial interests in one of the Fund’s investment portfolios.

Each share of a series issued and outstanding is entitled to participate equally in dividends and distributions declared by such series and, upon liquidation or dissolution, in net assets allocated to such series remaining after satisfaction of outstanding liabilities. The shares of each series, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights.

Additional Funds or classes

Pursuant to the Declaration of Trust, the Trustees may establish additional Funds (technically, “series” of shares) or “classes” of shares in the Trust without shareholder approval. The establishment of additional Funds or classes does not affect the interests of current shareholders in the existing Funds or their classes.

Dividends and distributions

Each share of a Fund is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust as a whole or any individual Fund, shares of the affected Fund are entitled to receive their proportionate share of the assets that are attributable to such shares and which are available for distribution as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and nonassessable.

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Pricing of shares

The share price of each Fund and Underlying Fund is determined based on the Fund’s NAV, and the assets of each Fund consist primarily of shares of the Underlying Funds. Therefore, the prices of Fund shares are primarily determined based on the NAVs per share of the Underlying Funds. The assets of each Underlying Fund are valued as of the close of each valuation day in the following manner:

Investments for which market quotations are readily available

Underlying Fund investments for which market quotations are readily available are valued at the market value of such investments, determined as follows:

Equity securities

Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business (generally 4:00 p.m. Eastern Time) on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. For securities traded on NASDAQ, the official closing price quoted by NASDAQ for that security is used. Equity securities that are traded on neither a national securities exchange nor on NASDAQ are valued at the last sale price at the close of business on the New York Stock Exchange (“NYSE”), NYSE Arca Equities or NYSE MKT (collectively, the “NYSE Exchanges”) (normally 4:00 p.m. Eastern time or such earlier time that is the latest close of a regular (or core) trading session of any of the NYSE Exchanges), if a last sale price is available, or otherwise at the mean of the closing bid and ask prices. Such an equity security may also be valued at fair value as determined in good faith using procedures approved by the Board of Trustees if events materially affecting its value occur between the time its price is determined and the time a Fund’s or Underlying Fund’s NAV is calculated.

Foreign investments

Underlying Fund investments traded on a foreign exchange or in foreign markets are valued at the last sale price or official closing price reported on the local exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Since the trading of investments on a foreign exchange or in foreign markets is normally completed before the end of a valuation day, such valuation does not take place contemporaneously with the determination of the valuation of certain other investments held by the Fund or Underlying Fund for purposes of calculating the NAV. Because events affecting the value of foreign investments occur between the time their share price is determined and the time when a Fund’s or Underlying Fund’s NAV is calculated, such investments will be valued at fair value as determined in good faith using procedures approved by the Board of Trustees. For these securities, the Fund or Underlying Fund uses a fair value pricing service approved by the Board of Trustees. This pricing service employs quantitative models to value foreign equity securities in order to adjust for stale pricing, which occurs between the close of certain foreign exchanges and the close of the NYSE Exchanges. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund or Underlying Fund may cause the NAV of the Fund’s or Underlying Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded.

Debt securities

Debt securities for which market quotations are readily available are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). These values will be derived utilizing an independent pricing service except when it is believed that the prices do not accurately reflect the security’s fair value.

Values for debt securities, including money market instruments (other than those in the Money Market Fund), may also be derived from a pricing matrix that has various types of debt securities along one axis and various maturities along the other.

All debt securities may also be valued at fair value as determined in good faith using procedures approved by the Board of Trustees. The use of a price derived from a pricing matrix is a method of fair value pricing.

Special valuation procedures for the Money Market Fund

For the Money Market Fund, all of its assets are valued on the basis of amortized cost in an effort to maintain a constant net asset value per share of $1.00. The Board has determined that such valuation is in the best interests of the Fund and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund that uses available market quotations to value all of its securities.

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The Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Money Market Fund’s investment objective, to stabilize the NAV per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the NAV per share calculated by using available market quotations deviates by more than ¼ of one percent from $1.00 per share. In the event such deviation should exceed ¼ of one percent, the Board of Trustees will promptly consider initiating corrective action. If the Board of Trustees believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: (1) selling securities prior to maturity; (2) shortening the average maturity of the Fund; (3) withholding or reducing dividends; or (4) utilizing a NAV per share determined from available market quotations. Even if these steps were taken, the Money Market Fund’s NAV might still decline.

Options and futures

Portfolio investments underlying options are valued as described above. Stock options written by an Underlying Fund are valued at the last quoted sale price, or at the closing bid price if no sale is reported for the day of valuation as determined on the principal exchange on which the option is traded. The value of a Fund’s or Underlying Fund’s net assets will be increased or decreased by the difference between the premiums received on writing options and the costs of liquidating such positions measured by the closing price of the options on the date of valuation.

For example, when a Fund or Underlying Fund writes a call option, the amount of the premium is included in the Fund’s or Underlying Fund’s assets and an equal amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the call. Thus, if the current market value of the call exceeds the premium received, the excess would be unrealized depreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized appreciation. If a call expires or if the Fund or Underlying Fund enters into a closing purchase transaction, it realizes a gain (or a loss if the cost of the transaction exceeds the premium received when the call was written) without regard to any unrealized appreciation or depreciation in the underlying securities, and the liability related to such call is extinguished. If a call is exercised, the Fund or Underlying Fund realizes a gain or loss from the sale of the underlying securities and the proceeds of the sale are increased by the premium originally received.

A premium paid on the purchase of a put will be deducted from a Fund’s or Underlying Fund’s assets and an equal amount will be included as an investment and subsequently adjusted to the current market value of the put. For example, if the current market value of the put exceeds the premium paid, the excess would be unrealized appreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation.

Stock and bond index futures, and options thereon, which are traded on commodities exchanges, are valued at their last sale prices as of the close of such commodities exchanges.

Investments for which market quotations are not readily available

Portfolio securities or other assets for which market quotations are not readily available will be valued at fair value as determined in good faith using procedures adopted by the Underlying Funds and, in the case of 1940 Act-registered Underlying Funds, approved by the Underlying Funds' boards of trustees. For more information about the Funds’ fair value pricing procedures, see “Calculating share price” in the Prospectuses.

Tax status

The following discussion of the federal tax status of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action.

This discussion does not address all aspects of taxation (including state, local and foreign taxes) that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, tax-deferred retirement plans, financial institutions, broker-dealers, foreign corporations and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws. This summary is based on the Code, the regulations thereunder, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis.

YOU ARE ADVISED TO CONSULT YOUR OWN TAX ADVISOR WITH RESPECT TO THE TAX CONSEQUENCES OF AN INVESTMENT IN A FUND IN LIGHT OF YOUR PARTICULAR CIRCUMSTANCES. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Qualification as regulated investment company

Each Fund is treated as a separate taxpayer for federal income tax purposes. Each Fund has elected or will elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Code and intends to qualify as a regulated

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investment company each year. If a Fund: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders an amount at least equal to the sum of 90% of its investment company taxable income (including for this purpose its net ordinary investment income and realized net short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”), which the Trust intends each Fund to do, then under the provisions of Subchapter M of the Code the Fund should have little or no liability for federal income taxes. In particular, a Fund will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., realized net long-term capital gain in excess of realized net short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

Each Fund generally will endeavor to distribute (or treat as deemed distributed) to shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income taxes on its earnings.

A Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from (a) dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (b) net income derived from an interest in a qualified publicly traded partnership (“PTP”); and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities that, with respect to any one issuer, do not represent more than 5% of the value of the total assets of the Fund or more than 10% of the outstanding voting securities of such issuer; or more than 10% of a PTP’s equity securities and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or business, or the securities of one or more PTPs.

If for any taxable year a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income would be subject to federal, and possibly state, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders would generally constitute ordinary income (including dividends derived from interest on tax-exempt obligations) to the extent of such Fund’s available earnings and profits.

Equalization accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund’s use of this method may be subject to IRS scrutiny.

Distributions to avoid federal excise tax

A regulated investment company generally must distribute in each calendar year an amount equal to at least the sum of:

1. 98% of its ordinary taxable income for the year;

2. 98.2% of its capital gain net income for the twelve months ended on October 31 of that calendar year; and

3. any ordinary income or net capital gain income not distributed or taxed for prior years (the “excise tax avoidance requirements”). To the extent that a regulated investment company fails to do this, it is subject to a 4% nondeductible federal excise tax on undistributed earnings. Therefore, in order to avoid the federal excise tax, each Fund must make (and the Trust intends that each will make) the foregoing distributions.

Capital loss carryforwards

As of May 31, 2018, none of the Funds have capital loss “carryforwards.” To the extent provided in the Code and regulations thereunder, a Fund may carry forward such capital losses to offset realized capital gains in future years.

Investments in foreign securities

Investment income received from sources within foreign countries, or capital gains earned by a Fund or an Underlying Fund investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of tax or

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exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of a Fund’s assets to be invested within various countries is not now known. The Funds intend to operate so as to qualify for applicable treaty-reduced rates of tax.

If a Fund qualifies as a regulated investment company under the Code, and if more than 50% of the Fund’s total assets at the close of the taxable year consists of securities of foreign corporations, then the Fund or an Underlying Fund may elect, for U.S. federal income tax purposes, to treat foreign income taxes paid by the Fund (including certain withholding taxes that can be treated as income taxes under U.S. income tax principles) as paid by its shareholders. If a Fund makes such an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders often would be entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct those portions from their U.S. taxable income, if any. Shortly after any year for which such an election is made, the Fund will report to shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder’s gross income and the amount that will be available as a deduction or credit. Certain limitations based on the unique tax situation of a shareholder may apply to limit the extent to which the credit or the deduction for foreign taxes may be claimed by such shareholder.

If a Fund or an Underlying Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), that Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Foreign exchange gains and losses realized by a Fund or an Underlying Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions that generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future United States Treasury regulations, produce income not among the types of “qualifying income” from which the Fund must derive at least 90% of its annual gross income.

Investments with original issue discount

Each Fund or an Underlying Fund that invests in certain payment-in-kind instruments, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because each Fund must meet the 90% distribution requirement to qualify as a regulated investment company, a Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

Options, futures, and swaps

A Fund’s or an Underlying Fund’s transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of a Fund, (2) could require the Fund to “mark to market” certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. To mitigate the effect of these rules and prevent disqualification as a regulated investment company, each Fund seeks to monitor its transactions, seeks to make the appropriate tax elections and seeks to make the appropriate entries in its books and records when it acquires any option, futures contract or hedged investment.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund or an Underlying Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions. Among other things, there is uncertainty concerning when income or loss is recognized for tax purposes and whether such income or loss is capital or ordinary. In addition, the application of the diversification tests described above with respect to such instruments is uncertain. As a result, any Fund investing in these instruments may limit and/or manage its holdings of these instruments in order to avoid disqualification of the Fund as a

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regulated investment company and to minimize the potential negative tax consequences to the Fund from a successful challenge by the IRS with respect to the Fund’s treatment of these instruments.

Shareholder taxation

The following discussion of certain federal income tax issues of shareholders of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI.

Tax law is subject to change by legislative, administrative or judicial action. The following discussion relates solely to U.S. federal income tax law as applicable to U.S. taxpayers (e.g., U.S. residents and U.S. domestic corporations, partnerships, trusts or estates). The discussion does not address special tax rules applicable to certain classes of investors, such as qualified retirement accounts or trusts, tax-exempt entities, insurance companies, banks and other financial institutions or non-U.S. taxpayers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state, local and foreign taxes. Shareholders should consult their own tax advisors as to the federal, state, local or foreign tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

Distributions

Distributions of a Fund’s investment company taxable income are taxable as ordinary income to shareholders to the extent of the Fund’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares. Any distribution of a Fund’s net capital gain properly designated by a Fund as “capital gain dividends” is taxable to a shareholder as long-term capital gain regardless of a shareholder’s holding period for his, her or its shares and regardless of whether paid in cash or reinvested in additional shares. Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor’s tax basis in a Fund’s shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains. Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash.

At a Fund’s option, it may retain some or all of its net capital gain for a tax year, but designate the retained amount as a “deemed distribution.” In that case, among other consequences, the Fund pays tax on the retained amount for the benefit of its shareholders, the shareholders are required to report their share of the deemed distribution on their tax returns as if it had been distributed to them, and the shareholders may report a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is added to the shareholder’s cost basis for his, her or its shares. Since the Funds expect to pay tax on any retained net capital gain at its regular corporate capital gain tax rate, and since that rate is in excess of the maximum rate currently payable by individuals on long-term capital gain, the amount of tax that individual shareholders are treated as having paid will exceed the amount of tax that such shareholders would be required to pay on the retained net capital gains. A shareholder that is not subject to U.S. federal income tax or tax on long-term capital gains should be able to file a return on the appropriate form or a claim for refund that allows such shareholder to recover the taxes paid on his, her or its behalf. In the event the Funds choose this option, they must provide written notice to the shareholders prior to the expiration of 60 days after the close of the relevant tax year.

Any dividend declared by a Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.

Buying a dividend

An investor should consider the tax implications of buying shares just prior to a distribution. Even if the price of the shares includes the amount of the forthcoming distribution, the shareholder generally will be taxed upon receipt of the distribution and is not entitled to offset the distribution against the tax basis in his, her or its shares. In addition, an investor should be aware that, at the time the investor purchases shares of a Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Subsequent distributions from such appreciation or income may be taxable to such investor even if the NAV of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Qualified dividend income

Individual shareholders may be eligible to treat a portion of a Fund’s ordinary income dividends as “qualified dividend income” that is subject to tax at the same reduced maximum rates applicable to long-term capital gains. Corporations are not eligible for the reduced maximum rates on qualified dividend income. The Fund must designate the portion of its distributions that is eligible to be treated as qualified dividend income in a written notice within 60 days of the close of the relevant taxable year. In general, the maximum amount of distributions by a Fund that may be designated as qualified dividend income for that

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taxable year is the total amount of qualified dividend income received by that Fund during such year. If the qualified dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualified dividend income. A Fund may receive qualified dividend income to the extent it receives qualifying distributions from Underlying Funds and meets certain holding period requirements with respect to the Underlying Fund. In order to constitute qualified dividend income to the Underlying Fund, a dividend must be received from a U.S. domestic corporation (other than dividends from tax-exempt corporations and certain dividends from real estate investment trusts and other regulated investment companies) or a qualified foreign corporation. In addition, the dividend must be paid in respect of the stock that has been held by the Underlying Fund, for federal income tax purposes, for at least 61 days during the 121-day period that begins 60 days before the stock becomes ex-dividend. In order to be eligible to treat a dividend from a Fund as qualified dividend income, individual shareholders must also meet the foregoing minimum holding period requirements with respect to their shares of the applicable Fund.

Dividends-received deduction

A Fund’s ordinary income dividends to corporate shareholders may, if certain conditions are met, qualify for the dividends-received deduction to the extent that the Fund has received qualifying dividend income from Underlying Funds during the taxable year. Capital gain dividends distributed by the Fund are not eligible for the dividends-received deduction. In order to constitute a qualifying dividend, a dividend must be from a U.S. domestic corporation in respect of the stock of such corporation that has been held by the Fund, for federal income tax purposes, for at least 46 days during the 91-day period that begins 45 days before the stock becomes ex-dividend (or, in the case of preferred stock, 91 days during the 181-day period that begins 90 days before the stock becomes ex-dividend). The Fund must also designate the portion of any distribution that is eligible for the dividends-received deduction in a written notice within 60 days of the close of the relevant taxable year. In addition, in order to be eligible to claim the dividends-received deduction with respect to distributions from a Fund, corporate shareholders must meet the foregoing minimum holding period requirements with respect to their shares of the applicable Fund. If a corporation borrows to acquire shares of a Fund, it may be denied a portion of the dividends-received deduction it would otherwise be eligible to claim. The entire qualifying dividend, including the otherwise deductible amount, is included in determining the excess (if any) of a corporate shareholder’s adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax advisor regarding the possibility that its basis in its shares may be reduced, for federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

Gains and losses on redemptions

A shareholder generally recognizes taxable gain or loss on a sale or redemption (including by exercise of the exchange privilege) of his, her or its shares. The amount of the gain or loss is measured by the difference between the shareholder’s adjusted tax basis in his, her or its shares and the amount of the proceeds received in exchange for such shares. Any gain or loss arising from (or, in the case of distributions in excess of earnings and profits, treated as arising from) the sale or redemption of shares generally is a capital gain or loss. This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held his, her or its shares for more than one year at the time of such sale or redemption; otherwise, it generally will be classified as short-term capital gain or loss. If, however, a shareholder receives a capital gain dividend with respect to any share of a Fund, and if the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, is treated as a long-term capital loss. In addition, all or a portion of any loss realized upon a taxable disposition of shares may be disallowed if other shares of the same Fund are purchased (including any purchase through a reinvestment of distributions from the Fund) within 30 days before or after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Also, if a shareholder who incurred a sales charge on the acquisition of shares of a Fund sells his, her or its shares within 90 days of purchase and subsequently acquires shares of another Fund of the Trust on which a sales charge normally is imposed without paying such sales charge in accordance with the exchange privilege described in the Prospectuses, such shareholder will not be entitled to include the amount of the sales charge in his, her or its basis in the shares sold for purposes of determining gain or loss. In these cases, any gain on the disposition of the shares of the Fund is increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares of the Fund subsequently acquired.

Each Fund is required to report to the IRS and furnish to certain Fund shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, “first-in, first-out” (“FIFO”), or some other specific identification method. Unless you instruct otherwise, the Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for a shareholder’s first sale of the Fund shares covered by these new rules, the shareholder may only use an

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alternative cost basis method for shares purchased prospectively. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.

For shares you sell that were purchased prior to January 1, 2012, you will be sent a statement showing how many shares you sold and at what price. However, the statement will not include cost basis information and will not be furnished to the IRS. You or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

Deduction of capital losses

Non-corporate shareholders with net capital losses for a year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.

Reports to shareholders

The Funds send to each of their shareholders, as promptly as possible after the end of each calendar year, a notice detailing on a per share and per distribution basis, the amounts includible in such shareholder’s taxable income for such year as ordinary income (including any portion eligible to be treated as qualified dividend income or to be deducted pursuant to the dividends-received deduction) and as long-term capital gain. In addition, the federal tax status of each year’s distributions generally is reported to the IRS.

Backup withholding

The Funds may be required to withhold U.S. federal income tax (“backup withholding”) from all distributions payable to: (1) any shareholder who fails to furnish a Fund with a correct taxpayer identification number or a certificate that the shareholder is exempt from backup withholding and (2) any shareholder with respect to whom the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. The backup withholding is not an additional tax and may be returned or credited against a taxpayer’s regular federal income tax liability if appropriate information is provided to the IRS.

Shares held in certain custody accounts

Shares held in custody accounts as permitted by Code Sections 403(b)(7) and 408 (IRAs) are subject to special tax treatment. The federal income tax on earnings in such accounts is deferred, and there are restrictions on the amounts that can be distributed from such accounts without adverse federal income tax consequences for investors in such accounts. Distributions from such accounts may be subject to taxation as ordinary income in the year distributed and investors in such accounts may have to pay a penalty tax for certain distributions.

Shareholders invested through such accounts should consult their tax advisor or TIAA for more information.

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Brokerage allocation

Each Fund will purchase and sell the principal portion of its portfolio securities (i.e., shares of the Underlying Funds) by dealing directly with the issuer—the Underlying Funds. As such, the Funds incur minimal brokerage commissions but do incur commissions on certain instruments such as ETFs. As shown in the table below, certain Funds have increased their purchases of ETFs and have had corresponding increases in the amount of commissions paid. The aggregate amounts of brokerage commissions paid by the Funds for the fiscal year ended May 31, 2018, May 31, 2017 and May 31, 2016 were as follows:

[[Report does not exist]]

[[Report does not exist]]

Advisors is responsible for decisions to buy and sell securities for the Underlying Funds as well as for selecting brokers and, where applicable, negotiating the amount of the commission rate paid. It is the intention of Advisors to place brokerage orders with the objective of obtaining the best execution, which includes such factors as best price, research and available data. Advisors may consider other factors, including, among others, the broker’s reputation, specialized expertise, special capabilities or efficiency. When purchasing or selling securities traded on the over-the-counter market, Advisors generally will execute the transactions with a broker engaged in making a market for such securities. When Advisors deems the purchase or sale of a security to be in the best interests of more than one Underlying Fund, it may, consistent with its fiduciary obligations, aggregate the securities to be sold or purchased. When Advisors deems the purchase or sale of a security to be in the best interests of more than one Underlying Fund, it may, consistent with its fiduciary obligations, decide either to buy or to sell a particular security for the Underlying Funds at the same time as for other funds that it may be managing, or that may be managed by its affiliate, Investment Management, another investment adviser subsidiary of TIAA. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made in an equitable manner.

Domestic brokerage commissions are negotiated, as there are no standard rates. All brokerage firms provide the service of execution of the order made; some brokerage firms also provide research and statistical data, and research reports on particular companies and industries are customarily provided by brokerage firms to large investors. In negotiating commissions, consideration is given by Advisors to the quality of execution provided and to the use and value of the research. The valuation of such research may be judged with reference to a particular order or, alternatively, may be judged in terms of its value to the overall management of the portfolio or the portfolios of other clients. Currently, some foreign brokerage commissions are fixed under local law and practice. There is, however, an ongoing trend in many countries to adopt a new system of negotiated commissions.

Transactions in fixed-income instruments with dealers generally involve spreads rather than commissions. That is, the dealer generally functions as a principal, generating income from the spread between the dealer’s purchase and sale prices, rather than as a broker charging a proportional or fixed fee.

Consistent with best execution, Advisors may place orders with brokers providing research and statistical data services even if lower commissions may be available from brokers not providing such services. With respect to equity securities, Advisors has adopted a policy embodying the concepts of Section 28(e) under the Securities Exchange Act of 1934, which provides a safe harbor allowing an investment adviser to cause a client to pay a higher commission to a broker that also provides research services than the commission another broker would charge (generally referred to as the use of “soft dollars”). To utilize soft dollars, the adviser must determine in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided and that, over time, each client paying soft dollars receives some benefit from the research obtained through the use of soft dollars. An adviser may make such a determination based upon either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. Therefore, specific research may not necessarily benefit all accounts paying commissions to such broker. Research obtained through soft dollars may be developed by the broker or a third party, where the obligation to pay is between the broker and the third party. In such cases the research will be paid for through a Commission Sharing Arrangement (CSA) or similar arrangement.

With respect to the Underlying Funds, Advisors may only use soft dollars to pay for research with intellectual content. Such research includes, but is not limited to, investment or market-related reports (including analyses and reports that relate to issuers, industries, securities, economic factors and trends, and portfolio strategies), access to investment or market-related conferences, meetings with company management, access to a broker’s research staff and the use of investment or market-related consulting services. It does not include market data services or trading software or tools.

Fixed-income trades on behalf of the Underlying Funds in which the broker is acting as principal may not be allocated in order to generate soft dollar credits, but at times, a broker may send Advisors unsolicited proprietary research that may be based in part on fixed-income trading volume directed to that broker. Similarly, trades on behalf of the Underlying Funds that follow an index or quantitative strategy, or execution-only trades, may not generate soft dollars, but at times a broker may send Advisors unsolicited proprietary research that is based in part on such trades.

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The Board and Advisors have agreed to an annual aggregate maximum amount the actively-managed equity Underlying Funds will pay for research in soft dollars, which was implemented on January 1, 2017. Each of these Underlying Funds pays for a portion of this maximum amount based upon a formula that takes into account their relative assets under management. Previously, each Underlying Fund paid for research in soft dollars using a trading-based methodology. Advisors will compensate these Underlying Funds for any soft dollars utilized above the aggregate maximum amount. Changes to the soft dollar maximum can only be made with Board approval. Additionally, Advisors will report to the Board, or a designated Committee of the Board, at least annually regarding soft dollar usage by the Underlying Funds, including soft dollars attributable to each Underlying Fund.

Research or services obtained for one Underlying Fund may be used by Advisors in managing other Underlying Funds and other investment company clients and advisory clients of Advisors. Research or services obtained for the Trust also may be used by Investment Management for the CREF accounts.

Information about the amounts of commissions paid by the Underlying Funds of the Trust is included in the SAI for the Underlying Funds of the Trust.

Directed brokerage

In accordance with the 1940 Act, the Funds and Underlying Funds have adopted a policy prohibiting the Funds and Underlying Funds from compensating brokers or dealers for the sale or promotion of Fund or Underlying Fund shares by the direction of portfolio securities transactions for the Funds or the Underlying Funds to such brokers or dealers. In addition, Advisors has instituted policies and procedures so that Advisors’ personnel do not violate this policy of the Funds and Underlying Funds.

Legal matters

All matters of applicable state law pertaining to the Funds have been passed upon by Rachael M. Zufall, Managing Director, Associate General Counsel, of the Trust (and TIAA and CREF). Dechert LLP serves as legal counsel to the Funds and has provided advice to the Funds related to certain matters under the federal securities laws.

Experts

The financial statements incorporated in this SAI by reference to the Annual Report to shareholders for the fiscal year ended May 31, 2018 have been so incorporated in reliance on the report of [ ], an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Financial statements

The audited financial statements of the Funds are incorporated herein by reference to the Trust’s Annual Reports on Form N-CSR for the fiscal period ended May 31, 2018. These financial statements have been filed with the SEC and the reports have been provided to all shareholders. The Funds will furnish you, without charge, a copy of the Annual Reports on request.

The following disclosure relates to the independence of [ ], the independent registered public accounting firm for the Funds, with respect to SEC Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”). The Funds are providing this disclosure to explain [ ]’s conclusions concerning its independence and its objectivity and impartiality with respect to the audits of the Funds.

The Loan Rule prohibits an independent accounting firm from having certain financial relationships with its audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm is not independent if it receives a loan from a lender or an affiliate of a lender that is a “record or beneficial owner of more than ten percent” of the audit client’s or audit client’s affiliate’s equity securities. [ ] has notified the TIAA-CREF Fund Complex that certain of its lenders, together with their affiliates, each owns of record in excess of ten percent of the shares of certain open-end funds in a related complex to the TIAA-CREF Fund Complex. Also, [ ] has notified the TIAA-CREF Fund Complex that certain of its engagement team members and other personnel covered by the Rule have lending relationships with lenders owning more than ten percent of shares of certain funds of the TIAA-CREF Fund Complex and its affiliates.

On a periodic basis, [ ] has affirmed to the Audit and Compliance Committee (“Committee”) of the Funds’ Board of Trustees that it is an independent accountant with respect to the TIAA-CREF Fund Complex, within the meaning of PCAOB Rule 3520, Auditor Independence. [ ] has advised the Committee that, after evaluating the facts and circumstances related to the matter described above, it has concluded that the financial relationships described above did not and will not impair [ ]’s application of objective and impartial judgment on any issues encompassed within its audits of the financial statements of the Funds. [ ] has also reported that, besides the lending relationships that involve engagement team members and other personnel, the financial relationships described above did not arise from ownership by any of its lenders or their affiliates of any shares of the Funds in the TIAA-CREF Fund Complex, or from any action by any of the Funds or in connection with management of the TIAA-CREF Fund Complex. In addition, with respect to open-end fund shares in the TIAA-CREF Fund Complex and the related complex held by [ ]’s lenders or their affiliates, [ ] has stated that it believes there are several features of the holdings that demonstrate that their

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ownership does not call into question [ ]’s objectivity and impartiality. [ ] has also stated, with respect to each of the firm-level [ ] borrowing relationships at issue, that the debt is in good standing and the debt balance is immaterial to [ ] and the lender. In addition [ ] has stated that the borrowing relationships of the key engagement partners and other engagement team members of the TIAA-CREF Fund Complex are in good standing. [ ] has stated that, based on the foregoing, it believes that a reasonable investor possessing all the facts regarding [ ]’s borrowing and audit relationships would conclude that [ ] is able to exhibit the requisite objectivity to report on the Funds’ financial statements.

In June 2016 the SEC staff issued a no-action letter that addresses a number of issues with respect to the application of the Loan Rule to registered funds and fund complexes. The letter stated that the staff would not recommend enforcement action if funds in a complex continued to use audit services performed by an audit firm that has certain lending and ownership relationships that would cause non-compliance with the Loan Rule, as long as the conditions described in the letter are met. The applicability of the assurances provided in the letter were extended indefinitely by the SEC staff in September 2017. It is possible that the Funds may be able to rely on the assurances in the letter with respect to the relationships described above if the conditions in the letter are met. However, if the Funds were unable to rely on the letter, and it were ultimately determined that [ ] was not independent with respect to the Funds, that could have certain adverse consequences for the Funds, including that the Funds may be required to have independent audits conducted by another independent registered public accounting firm for certain periods, and that the time involved to conduct such independent audits could impair the ability of the Funds to issue new securities under the Funds’ current registration statement.

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Appendix A: TIAA-CREF policy statement on corporate governance as of March 2011

I. Introduction

Purpose and applicability of policy statement

The purpose of this document, including the proxy voting guidelines in Appendix A (the “Policy Statement”), is for Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF) to inform our clients, participants and shareholders, portfolio companies, stakeholders and other institutional investors about the corporate governance and social responsibility practices we expect of our portfolio companies. The principles and guidelines herein disclose how we generally vote proxies of portfolio companies. Additionally, this Policy Statement is intended to serve as a basis for dialogue with boards of directors and senior managers.

The policies and principles herein apply to publicly traded operating companies and may not be directly applicable to open-end investment companies or privately held entities. Although many of the specific policies relate primarily to companies incorporated in the United States, the underlying principles apply to all public companies in which TIAA-CREF invests throughout the world. Although TIAA is not a publicly traded company, to the extent practicable, TIAA’s internal governance practices are guided by the policies and principles articulated herein.

Why we focus on corporate governance

TIAA-CREF is an institutional investor whose mission is to help those in the academic, medical, cultural, research and government fields plan to and through retirement. We do this with a full array of financial products and services to help our participants and shareholders achieve lifetime financial security. Our clients expect us to be stewards of their savings and to help provide for their financial security.

We believe that good governance practices and responsible corporate behavior contribute to the long-term performance of public companies and are critical to well-functioning securities markets. We also believe that strong corporate governance helps reduce investment risk and ensures that shareholder capital is used effectively.

Institutional investors are the constituency whose interests are best aligned with stable and growing markets because of their long-term orientation. Furthermore, long-term investors have the most to lose if markets deteriorate and asset prices fall.

Accordingly, we believe it is in our participants’ and shareholders’ economic interest to promote good corporate governance and to monitor and engage with portfolio companies on issues that may affect their long-term, sustainable profits.

For over forty years TIAA-CREF has advocated the merits of involved owners working to improve corporate governance. In the 1970s and 1980s, TIAA-CREF took a leadership role in opposing abusive antitakeover provisions and management entrenchment devices such as dead-hand poison pills. We were also one of the first institutional investors to engage in dialogue with portfolio companies on social responsibility issues such as automotive safety in the United States and apartheid policies in South Africa.

In the 1990s and 2000s, TIAA-CREF continued to strengthen its commitment to responsible investing and good corporate citizenship, including the establishment of the CREF Social Choice Account and other socially screened investment products that give special consideration to social concerns. Additionally, TIAA-CREF focused on influencing companies to adopt best-in-class governance practices and disclosures related to director elections, board structure and compensation.

The repeated corporate crises of the last decade (such as options backdating and other accounting-related fraud, instances of egregious compensation practices connected with poor performance, and most recently, the meltdown of the global financial sector) have highlighted the need for market participants and shareholders to re-commit to practices and behaviors that promote the long-term, sustainable health of our economy. We believe it is important that issuers and shareholders act responsibly to restore and maintain public trust and confidence in the governance of our public corporations.

In this light, we have revised this sixth edition of the Policy Statement to reflect current developments in corporate governance, social and environmental policies, the convergence of best practices across global markets, and enhanced shareholder rights and responsibilities recently granted by the U.S. Securities and Exchange Commission, Congress, and other foreign governments and regulators. Our policies continue to respect the province of boards and management to run the company while safeguarding our rights as shareholders.

The Policy Statement is reviewed periodically and is subject to amendment. The latest edition of the Policy Statement incorporating any amendments is posted on our website (www.tiaa.org).

II. TIAA-CREF’s corporate governance program

A. Introduction

The TIAA and TIAA-CREF Funds Boards have delegated oversight of TIAA-CREF’s corporate governance program, including oversight of management’s development and establishment of portfolio company governance policies, to the TIAA and TIAA-

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CREF Funds Committees on Corporate Governance and Social Responsibility (separate committees of the TIAA board and the boards of TIAA-CREF affiliated investment companies that meet jointly and are composed entirely of independent trustees, but that vote separately on matters presented to them for approval).

TIAA-CREF’s corporate governance program is administered by a staff of professionals within the Corporate Governance Group who work collaboratively with the Asset Management Group and other internal stakeholders.

B. Governance activities

1. Proxy voting

Proxy voting is a key component of TIAA-CREF’s oversight and engagement program. It is one of our primary methods for exercising our shareholder rights and influencing the behavior of portfolio companies. TIAA-CREF commits substantial resources to making informed voting decisions in furtherance of our mission. All of our voting decisions are made in the best interest of our participants and shareholders.

TIAA-CREF’s voting policies, as described in this Policy Statement, are implemented on a case-by-case basis by the staff of our Corporate Governance Group. The staff relies on its professional judgment informed by proprietary research, reports provided by a variety of third-party research providers, consultation with our Asset Management Group and our trustees or a committee thereof. Annual disclosure of our proxy votes is available on our website and on the website of the Securities and Exchange Commission.

2. Engagement

Our preference is to engage privately with portfolio companies when we perceive shortcomings in their governance or environmental and social policies and practices that we believe impact their performance. This strategy of “quiet diplomacy” reflects our belief and past experience that informed dialogue with board members and senior executives, rather than public confrontation, will most likely lead to a mutually productive outcome.

We target portfolio companies for engagement based on research and evaluation of their governance and performance. Governance reviews are supplemented by an analysis of each company’s financial condition and risk profile conducted in conjunction with our Asset Management Group.

In prioritizing issues for engagement, we take into account their materiality, their potential impact on TIAA-CREF’s investment performance, their relevance to the marketplace, the level of public interest, the applicability of our policies and the views of TIAA-CREF’s participants and shareholders and institutional clients.

As noted, our preference is for constructive engagement strategies that can utilize private communication, minimize confrontation and attain a negotiated settlement. While quiet diplomacy remains our core strategy, particularly for domestic companies, TIAA-CREF’s engagement program involves many different activities and initiatives. Engagement may include the following activities:

• submitting shareholder resolutions

• withholding or voting against one or more directors

• requesting other investors to support our initiatives

• engaging in collaborative action with other investors

• engaging in public dialogue and commentary

• supporting an election contest or change of control transaction

• conducting a proxy solicitation

• seeking regulatory or legislative relief

• commencing or supporting litigation

• pursuing other enforcement or compliance remedies

TIAA-CREF is committed to engagement with companies and will only consider divesting from a security in the rarest of circumstances. As a matter of general investment policy, we may consider divesting or underweighting a company’s stock from our accounts in cases where we conclude that the financial or reputational risks from a company’s policies or activities are so great that continued ownership of its stock is no longer prudent.

Our policy of engagement over divestment is a matter of principle that is based on several considerations: (i) divestment would eliminate our standing and rights as a shareholder and foreclose further engagement; (ii) divestment would be likely to have negligible impact on portfolio companies or the market; (iii) divestment could result in increased costs and short-term losses; and (iv) divestment could compromise our investment strategies and negatively affect our performance. For these reasons, we believe that divestment does not offer TIAA-CREF an optimal strategy for changing the policies and practices of portfolio companies, nor is it the best means to produce long-term value for our participants and shareholders.

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3. Thought leadership

In addition to proxy voting and engagement, which are actions targeted at specific companies, TIAA-CREF believes that it is important to participate in the creation, development and implementation of ideas and practices surrounding corporate governance and social responsibility in order to influence the broadest constituency possible. While the following list of activities is not necessarily exhaustive, it provides an overview of the variety of ways we participate in the corporate governance and social responsibility community.

1.  TIAA-CREF periodically publishes its policies on corporate governance, shareholder rights, social responsibility and related issues. These policies inform portfolio companies and provide the basis for our engagement activities.

2.  TIAA-CREF participates in the public debate over issues of corporate governance and responsible corporate behavior in domestic and international markets.

3.  TIAA-CREF participates in membership organizations and professional associations that seek to promote good corporate governance, protect shareholder rights and advance social responsibility. We also participate in related conferences and symposia in order to actively contribute to the development of the emerging corporate governance and social responsibility best practices.

4. TIAA-CREF sponsors research, hosts conferences and works with regulators, legislators, self-regulatory organizations, and other institutional investors to educate the business community and the investing public about governance, shareholder rights and social responsibility.

5. TIAA-CREF submits written comments on regulatory proposals and testifies before various governmental bodies, administrative agencies and self-regulatory organizations.

6.  TIAA-CREF routinely engages with professional service providers (e.g., law, executive recruiting, executive compensation and accounting firms) in order to share knowledge and influence the professionals who advise our portfolio companies on important issues.

4. International corporate governance

With a substantial share of our assets invested in equities of companies listed on foreign markets and with international holdings in over 50 countries, TIAA-CREF is recognized as one of the most influential investors in the world. We have a long history of acting on behalf of our participants and shareholders to improve corporate governance standards globally. Our international governance activities, like our domestic program, are designed to protect our investments, reduce risk and increase shareholder value. We focus our governance efforts in those foreign markets where we currently have, or expect to have in the future, significant levels of capital at risk.

Our international corporate governance program consists of: (i) selective direct engagement with foreign portfolio companies; (ii) selective collaborative engagement with other institutional investors based in foreign markets; (iii) engagement and dialogue with foreign regulators, legislators and industry groups, and (iv) active participation in global corporate governance organizations.

In addition to maintaining a leadership role as an advocate for shareholder rights and good governance globally, TIAA-CREF is committed to using our best efforts to vote our shares in international companies. Our staff is familiar with voting procedures in every country where we invest and we stay abreast of new developments occurring in those markets. Additionally, we promote reforms needed to eliminate cross-border voting inefficiencies and to improve the mechanics of proxy voting globally.

TIAA-CREF has endorsed many of the governance standards of international associations and shareholder organizations. We agree with the widely held view that the harmonization of international governance principles and standards of best practice is essential to achieve efficiency in the global capital markets. Accordingly, our governance initiatives in many non-U.S. markets with less developed corporate governance practices seek to deal with the following problems:

• Robust shareholder rights, basic governance standards of board accountability and independence, full and timely disclosure and financial transparency are in many cases still only aspirational.

• Legal and regulatory systems are still underdeveloped and means of enforcement can often be lacking.

• Listed companies dominated by controlling shareholders often blend characteristics of private and public companies, giving management and insiders too much power and minority shareholders too little.

• Foreign governments retain ownership in many local listed companies and exercise special powers that interfere with capital market efficiency.

• Foreign banks often hold large blocks of shares within the companies they do business that can create conflicts of interest.

• Ambivalence about shareholder engagement, control contests and takeover bids undermines management accountability and market vitality.

• Policies and internal systems designed to avoid bribery and corruption are underdeveloped or nonexistent.

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III. Shareholder rights and responsibilities

A. Introduction

TIAA-CREF recognizes that the laws, practices and customs governing company and shareholder interactions continue to vary across the globe despite recent harmonization efforts. However, we believe there are certain shareholder rights that should be respected by all publicly traded operating companies regardless of their domicile. Similarly, shareholders also have a duty to exercise their rights responsibly.

Below we outline TIAA-CREF’s basic expectations for both companies and shareholders. While in some cases the full adoption of these rights and responsibilities may still be aspirational, we believe these principles should be pursued in the interest of maintaining well-functioning markets.

B. Generally applicable shareholder rights

As owners of equity securities, shareholders rely primarily on a corporation’s board of directors to protect their interests. Unlike other groups that do business with the corporation (e.g., customers, suppliers and lenders), holders of common stock have no clear contractual protection of their interests. Instead, they place their trust in the directors, whom they elect, and use their right to vote at shareholder meetings to ensure the accountability of the board. We believe that the basic rights and principles set forth below should be guaranteed and should govern the conduct of every publicly traded company.

1.  Each Director Should Represent All Shareholders. Shareholders should have the right to expect that each director (including directors who are affiliated with either the company or a particular shareholder) is acting in the interest of all shareholders and not that of a particular constituent, special interest group or dominant shareholder.

2.  One Share, One Vote. Generally, shareholders should have the right to vote in proportion to their economic stake in the company. Each share of common stock should have one vote. The board should not create multiple classes of common stock with disparate or “super” voting rights, nor should it give itself the discretion to cap voting rights that reduce the proportional representation of larger shareholdings. Companies that do not have a one-share-one-vote structure should periodically assess the efficacy of such a structure and provide shareholders with a rationale for maintaining such a structure.

3. Financial Equality. All shareholders should receive fair and equal financial treatment. We support measures designed to avoid preferential treatment of any shareholder.

4. Confidential Voting. Shareholders should be able to cast proxy votes in a confidential manner. Tabulation should be conducted by an Inspector of Election who is independent of management. In a contest for control, it may be appropriate to modify confidentiality provisions in order to ensure the accuracy and fairness of the voting results.

5. Vote Requirements. The board should not impose super-majority vote requirements, except in unusual cases where necessary to protect the interests of minority shareholders. Abstentions should not be included in the vote tabulation, except for purposes of determining whether a quorum is present. Shareholder votes cast “for” or “against” a proposal should be the only votes counted. The board should not combine or “bundle” disparate issues and present them for a single vote. Shareholders should have the right to vote on each separate and distinct issue.

6. Authorization and Issuance of Stock. Shareholders should have the right to approve the authorization of shares of common stock and the issuance of shares for corporate purposes in order to ensure that such actions serve a valid purpose and are consistent with shareholder interests.

7. Antitakeover Provisions. Shareholders should have the right to approve any provisions that alter fundamental shareholder rights and powers. This includes poison pills and other antitakeover devices. We strongly oppose antitakeover plans that contain “continuing director” or “deferred redemption” provisions limiting the discretion of a future board to redeem the plan. We believe that antitakeover measures should be limited by reasonable expiration periods.

8. Board Communication. Shareholders should have the ability to communicate with the board of directors. Companies should adopt and disclose procedures for shareholders to communicate their views and concerns directly to board members. Applicable regulations aimed at preventing selective disclosure of material non-public information should not be used by boards and management as a shield to meaningful dialogue with shareholders.

9. Common Language. Annual meeting agendas and disclosure documents should be published in English, the generally accepted language of international business, whenever a company has accessed global capital. Shareholders should not be disenfranchised as a result of language barriers.

10. Impediments to Voting. Shareholders should be able to vote all their shares without impediments such as share blocking, beneficial owner registration, voting by show of hands, late notification of agenda items or other unreasonable requests. This is particularly problematic in many foreign markets.

11. Vote Confirmation. Shareholders should have the ability to confirm that their votes have been received and tabulated. The proxy voting process involves an extensive network of participants creating a risk that votes submitted by shareholders do

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not ultimately reach the corporation. Shareholders are devoting an increasing amount of resources to making their voting decisions and should be able to know that they are not being lost in the system.

12. Robust Disclosure. Shareholders should expect robust disclosure on any item on which they are voting. In order to make informed decisions, shareholders should not be reliant on a third party to gather information from multiple sources. Companies should provide information on director qualifications, independence, affiliations, related party transactions, executive compensation, conflicts of interest and other relevant governance information. Additionally, companies should provide audited financial statements that are acceptable under international governance and accounting standards.

C. Shareholder responsibilities

As providers of capital, long-term shareholders have among the most to lose if markets deteriorate and asset prices fall. This is especially true for those institutions that invest on behalf of individuals, such as TIAA-CREF, whose losses can have a broad impact on the general public’s long-term financial security. Therefore, it is critical for such investors to participate as active owners of the companies in which they invest. By acting as responsible investors, long-term shareholders help to protect not only their clients but the capital markets as a whole. We believe that the following principles provide a framework for being a responsible investor.

1. Exercise Rights Responsibly. Investors should exercise their rights responsibly to ensure companies are well-managed and positioned to drive long-term value. They should vote their shares diligently, recognizing that they are a valuable asset, and an important means to communicate with the company and other shareholders. Investors should not blindly support management, and should dedicate appropriate resources, including senior management, to proxy decisions. Further, investors should carefully and thoughtfully use the shareholder rights granted to them through regulation or the company’s bylaws. Boards and management should not have to continuously expend corporate resources responding to shareholder demands that the average prudent and responsible shareholder would deem frivolous, unreasonable or immaterial to the long-term health of the company.

2. Hold Boards Accountable. Investors should be willing to take action when they believe the board has not adequately represented their interests. Shareholders should be willing and able to remove directors when they have performed badly or have been unresponsive to less aggressive overtures.

3. Monitor Performance. Once they have made an investment decision, investors should be prepared to monitor companies and they should develop skills to do so. Monitoring includes discussions with both the board and management in differing ways, and engagement with companies on issues of concern. Shareholders should consider many factors in monitoring companies, including long-term performance, board performance, governance and other policies, strategic direction and leadership. Shareholders also should consider factors of risk, both from a perspective of whether appropriate risks are encouraged, but also monitoring performance in the context of the risk taken to achieve desired returns.

4. Promote Aligned Compensation. Shareholders should ensure that compensation policies are performance-based, appropriately tailored to meet the company’s circumstances, integrated into and consistent with the business strategy and have a long-term orientation. There are a variety of ways to achieve these objectives. Nevertheless, these strategies should be based on realistic accounting of profits as well as encompass a measurement of risk. Compensation decisions provide one of the better windows into the boardroom, and clearly reflect on the quality of the board, its priorities, its ability to balance competing interests and its independence from management. Shareholders should strive to provide thoughtful feedback to companies through engagement, proxy votes, investor policy statements and advisory votes on compensation.

5. Defend Integrity of Accounting Standards. Shareholders should take a more active position in defending the integrity of accounting standards. Accounting standards play an important role in our governance system, as the quality of reported information is effectively the lifeblood of financial markets. The purpose of financial statements should be to transparently represent the true condition of the reporting entity. If a company or industry is volatile or risky, the financial statements should represent this. Investors are otherwise unable to effectively judge risk and allocate capital appropriately.

6. Increase Communication. Shareholders and boards should work together to develop constructive solutions to the risks posed by governance problems. Communication can be structured or unstructured or formal or informal, but whatever method is used, it should take place as necessary to ensure alignment and understanding of goals.

7. Encourage Long-Term Orientation. The adoption of a long-term perspective should encourage boards and management to generate policies for sustainable growth and earnings, and discourage excessive short-term risk taking. Investors should have discipline in ensuring that they themselves are acting in the long-term interests of their beneficiaries, ranging from dedicating the proper resources to governance and monitoring to ensuring their own reward system is consistent with a long-term strategy.

8. Strengthen Investors’ Own Governance. Large mutual funds and pension funds hold significant stakes in corporate America and, therefore, have the greatest potential ability to influence corporate policies. However, in order to be credible advocates, they should hold themselves to high standards of governance appropriate for their own operations. Fund governance practices, which understandably differ from governance practices for publicly traded operating companies in

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certain respects, still should be examined to ensure that any potential conflicts of interests are properly managed and that fiduciary obligations are met.

9. Ensure Responsible Securities Lending. Institutional investors must balance their responsibility to be active owners with their duty to generate optimal financial returns for their beneficiaries. Securities lending practices can create a conflict with respect to whether to recall loaned securities in order to vote, or not to recall in order to preserve lending fee revenue. In the U.S., the lack of advance notice of agenda items prior to the record date can further complicate an investor’s securities recall decision. To address these issues, institutional investors should develop new policies or enhance existing ones governing their securities lending and proxy voting practices. The policies should require the investor to conduct an analysis of the relative value of lending fees versus voting rights in any given situation and require a recall of securities when the investor believes the exercise of voting rights may be necessary to maximize the long-term value of its investments despite the loss of lending fee revenue. Further, to the extent practicable and consistent with applicable regulations and existing contractual obligations, the policy should require the investor to monitor its securities lending program.

IV. Corporate governance principles

A. Introduction

TIAA-CREF believes that no matter where a company is located, once it elects to access capital from the public it becomes subject to basic principles of corporate governance. Corporate governance standards must balance two goals—protecting the interests of shareholders while respecting the duty of boards and managers to direct and manage the affairs of the corporation. The corporate governance policies set forth in this Policy Statement seek to ensure board and management accountability, sustain a culture of integrity, contribute to the strength and continuity of corporate leadership and promote the long-term growth and profitability of the business enterprise. At the same time, these policies are designed to safeguard our rights as shareholders and provide an active and vigilant line of defense against fraud, breaches of integrity and abuses of authority.

Below we present our basic expectations of portfolio companies. While we recognize that companies outside the United States are subject to different laws, standards and customs and are mindful that cultural differences need to be respected, we do not believe this should result in companies failing to comply with the principles presented. Furthermore, we are also mindful that companies face unique situations and that a one size fits all approach to corporate governance is not practical. However, when a company chooses to not to adopt a generally accepted governance practice, we expect disclosure explaining why such a decision was appropriate.

B. Expectations of portfolio companies

1. The board of directors

The board of directors in their representation of the long-term interest of shareholders is responsible for, among other things: (i) overseeing the development of the corporation’s long-term business strategy and monitoring its implementation; (ii) assuring the corporation’s financial integrity; (iii) developing compensation and succession planning policies; (iv) setting the ethical tone for the company; and (v) ensuring management accountability.

To fulfill these responsibilities, the board must establish good governance policies and practices. Good governance is essential to the board’s fulfillment of its duties of care and loyalty. Shareholders in turn are obligated to monitor the board’s activities and hold directors accountable for the fulfillment of their duties.

TIAA-CREF has adopted the following principles for board structure and process:

Board membership

1. Director Independence. The board should be composed of a substantial majority of independent directors. A periodic examination of all relevant information should be conducted to ensure compliance with this policy. TIAA-CREF has long advocated for director independence, which is now widely accepted as the keystone of good corporate governance. The definition of independence should not be limited to stock exchange listing standards. At a minimum, we believe that to be independent a director and his or her immediate family members should have neither present or recent employment with the company, nor any substantial connection of a personal or financial nature other than ownership of equity in the company. Boards should be mindful that personal or business relationships, even without a financial component, can compromise independence. Any director who a disinterested observer would reasonably consider to have a “substantial” relationship with the company should not be considered independent. Independence requirements should be interpreted broadly to ensure there is no conflict of interest, in fact or in appearance, that might compromise a director’s objectivity and loyalty to shareholders.

2. Director Election. As discussed in more detail below, TIAA-CREF believes that a company’s charter or bylaws should dictate that directors be elected annually by a majority of votes cast.

3. Director Compensation. Directors should have a direct, personal and meaningful investment in the common stock of the company. We believe that stock ownership helps align board members’ interests with those of shareholders. Director

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compensation programs should include a balanced mix of cash and equity and be structured to encourage a long-term perspective.

4. Disclosure of Monetary Arrangements. Any monetary arrangements between the company and directors outside normal board activities should be approved by the board and disclosed to shareholders. Such monetary arrangements are generally discouraged, as they may compromise a director’s independence.

5. Other Commitments. Prior to nominating directors, the nominating and governance committee should ensure that directors are able to devote the necessary time and energy to fulfill their board responsibilities. Considerations should include current employment responsibilities, other board and committee commitments and the travel required to attend board meetings in person.

6. Director Education. Companies should encourage directors to attend education programs offered by the company as well as those offered externally. After an orientation program to acclimate new directors to the company’s operations and culture, directors should also receive continued training to increase their knowledge and understanding of the company’s businesses and operations. They should enroll in education programs to improve their industry-specific knowledge and understanding of their responsibilities.

Director elections

TIAA-CREF has adopted the following policy on director elections:

1. Directors should be elected annually by a majority rather than a plurality of votes cast.*

2. In the election of directors, shareholders should have the right to vote “for,” “against,” or “abstain.”

3. In any election where there are more candidates on the proxy than seats to be filled, directors should be elected by a plurality of votes cast.*

4. Any incumbent candidate in an uncontested election who fails to receive a majority of votes cast should be required to tender an irrevocable letter of resignation to the board. The board should decide promptly whether to accept the resignation or to seat the incumbent candidate and should disclose the reasons for its decision.

5. Amendments to a company’s director election standards should be subject to a majority vote of shareholders.

* Votes cast should include “withholds.” Votes cast should not include “abstains,” except that “abstains” should be counted as present for quorum.

Director nomination

1. Director Retirement Policy. Although TIAA-CREF does not support arbitrary limits on the length of director service, we believe boards should establish a formal director retirement policy. A director retirement policy can contribute to board stability, vitality and renewal.

2. Director Qualifications. The board should be composed of individuals who can contribute expertise and judgment, based on their professional qualifications and business experience. The board should reflect a diversity of background and experience. All directors serving on the audit committee should be financially literate and at least one director should qualify as a financial expert. All directors should be prepared to devote substantial time and effort to board duties, taking into account their other professional responsibilities and board memberships.

3. Shareholder Nominations. Boards should establish and disclose the process by which shareholders can submit nominations to be considered by the board. If the nomination is not accepted, the board should communicate to that shareholder a reason for not accepting the nomination.

4. Proxy Access. TIAA-CREF believes that shareholders should have the right to place their director nominees on the company’s proxy and ballot in accordance with applicable law, or absent such law if reasonable conditions are met. The board should not take actions designed to prevent the full execution of this right.

Board responsibilities

1. Monitoring and Oversight. In fulfilling its duty to monitor the management of the corporate enterprise, the board should: (i) be a model of integrity and inspire a culture of responsible behavior and high ethical standards; (ii) ensure that corporate resources are used only for appropriate business purposes; (iii) mandate strong internal controls, avoid conflicts of interest, promote fiscal accountability and ensure compliance with applicable laws and regulations; (iv) implement procedures to ensure that the board is promptly informed of any violations of corporate standards; (v) through the Audit Committee, engage directly in the selection and oversight of the corporation’s external audit firm; and (vi) develop, disclose and enforce a clear and meaningful set of corporate governance principles.

2. Strategic Business Planning. The board should participate with management in the development of the company’s strategic business plan and should engage in a comprehensive review of strategy with management at least annually. The board should monitor the company’s performance and strategic direction, while holding management responsible for implementing the strategic plan.

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3. CEO Selection, Evaluation and Succession Planning. One of the board’s most important responsibilities is the selection, development and evaluation of executive leadership. Strong, stable leadership with proper values is critical to the success of the corporate enterprise. The board should continuously monitor and evaluate the performance of the CEO and senior executives, and should oversee a succession plan for executive management. The board should disclose the succession planning process generally.

4. Equity Policy. The board should develop an equity policy that determines the proportion of the company’s stock to be made available for compensation and other purposes. The policy should establish clear limits on the number of shares to be used for options and other forms of equity grants. The policy should set forth the goals of equity compensation and their links to performance.

Board operation

1. Board Size. The board should be large enough to provide expertise and diversity and allow key committees to be staffed with independent directors, but small enough to encourage collegial deliberation with the active participation of all members.

2. Executive Sessions. The full board and each board committee should hold regular executive sessions at which only independent directors are present. Executive sessions foster a culture of independence and provide opportunities for directors to engage in open discussion of issues that might be inhibited by the presence of management. Executive sessions can be used to evaluate CEO performance, discuss executive compensation and deal with internal board matters.

3. Board Evaluation. The board should conduct an annual evaluation of its performance and that of its key committees. Evaluation criteria linked to board and committee responsibilities and goals should be set forth in the charter and governance policies. In addition to providing director orientation and education, the board should consider other ways to strengthen director performance, including individual director evaluations.

4. Indemnification and Liability. It is appropriate for companies to indemnify directors for liability and legal expenses that arise in connection with their board service to the extent provided by law. However, when a court, regulator or other authoritative body has made a final determination that serious misconduct (e.g., fraud, gross negligence and breach of duty or loyalty) has occurred, then directors should not be indemnified.

5. Role of the Chairman. In recent years public confidence in board independence has been undermined by an array of scandals, fraud, accounting restatements, options backdating, abuses in CEO compensation, perquisites and special privileges. These issues have highlighted the need for boards to be (and to be perceived as) fully independent, cost conscious, free of conflicts, protective of shareholder interests and capable of objectivity, toughness and independence in their oversight of executive management.

In order to ensure independent oversight, TIAA-CREF believes that the separation of CEO and chair or appointment of a lead independent director is appropriate. In addition to disclosing why a specific structure has been selected, when the CEO and chair roles are combined, a company should disclose how the lead independent director’s role is structured to ensure they provide an appropriate counterbalance to the CEO/chair.

Board organization

Boards should establish at least three standing committees—an audit committee, a compensation committee and a nominating and governance committee—all composed exclusively of independent directors. The credibility of the board will depend in large part on the vigorous demonstration of independence by these standing committees.

While the responsibilities of the three primary standing committees are generally established through laws and listing standards, TIAA-CREF believes that specific attention should be given to the following:

Compensation Committee

The Compensation Committee is responsible for oversight of the company’s compensation and benefit programs, including performance-based plans and policies that attract, motivate, retain and incentivize executive leadership to create long-term shareholder value. Committee members should have an understanding of competitive compensation and be able to critically compare the company’s plans and practices to those offered by the company’s peers. Committee members should be independent-minded, well informed, capable of dealing with sensitive decisions and scrupulous about avoiding conflicts of interest. Committee members should understand the relationship of individual components of compensation to total compensation. The committee, in conjunction with the full board, should confirm that the Compensation Discussion and Analysis (CD&A) accurately reflects the compensation decisions made. Since compensation practices receive such great scrutiny, below we provide principles that we believe should guide the committee’s compensation decisions.

Audit Committee

The Audit Committee oversees the company’s accounting, compliance and in most cases risk management practices. It is responsible for ensuring the full and fair disclosure of the company’s financial condition. The Audit Committee operates at the

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intersection of the board, management, independent auditors and internal auditors. It has sole authority to hire and fire the corporation’s independent auditors and to set and approve their compensation. The Audit Committee is also responsible for overseeing the adequacy and effectiveness of the company’s internal controls. The internal audit team should report directly to the Audit Committee.

Nominating and Governance Committee

The Nominating and Governance Committee oversees the company’s corporate governance practices and the selection and evaluation of directors. The committee is responsible for establishing board structure and governance policies that conform to regulatory and exchange listing requirements and ensuring the appropriate and effective board oversight of the company’s business. When the company’s board structure and/or governance policies are not consistent with generally accepted best practices, the committee should ensure that shareholders are provided with a reasonable explanation why the selected structure and policies are appropriate.

In addition to the three primary standing committees established through laws and listing standards, boards should also establish additional committees as needed to fulfill their duties. These may include executive, corporate governance, finance, technology, investment, customers and product, operations, human resources, public affairs, sustainability and risk committees.

TIAA-CREF has adopted the following principles for committees of the board:

1. Each committee charter should specifically identify the role the committee plays in the overall risk management structure of the board. When a company faces numerous or acute risks, financially or operationally, the board should disclose why the current risk management structure is appropriate.

2. Each committee should have the power to hire independent experts and advisors.

3. Each committee should report to the full board on the issues and decisions for which it is responsible.

4. Whenever a company is the subject of a shareholder engagement initiative or resolution, the appropriate committee should review the matter and the proposed management response.

2. Executive compensation

Recently, there has been an intensive focus on executive compensation by shareholders, legislators, regulators and other observers. TIAA-CREF does not believe in prescribing specific compensation programs or practices for our portfolio companies. We are mindful that each company’s situation is unique and encourage the board to craft a compensation program that is appropriately customized. As long-term investors, we support compensation policies that promote and reward the creation of long-term sustainable shareholder value.

We appreciate that boards of directors, not shareholders, are in the best position to take all of the relevant factors into consideration in establishing an executive compensation program that will attract, retain and appropriately incentivize executive management to strengthen performance and create long-term sustainable value for shareholders.

However, shareholders do have an important role in assessing the board’s stewardship of executive compensation and should engage in discussions when they believe compensation programs are not aligned in the best interests of shareholders. To that end, the board, through its Compensation Committee, along with executive management, is responsible for providing shareholders with a detailed explanation of the company’s compensation philosophy, including explanations of all components of the program, through disclosure in the CD&A and the board Compensation Committee Report.

Although we do not prescribe specifics, below we outline the general principles that should guide the establishment of compensation plans and CD&A disclosures.

General principles

Executive compensation should be based on the following principles:

1. Compensation should be objectively linked to appropriate company-specific metrics that drive long-term sustainable value and reflect operational parameters that are affected by the decisions of the executives being compensated.

2. Compensation plans should be based on a performance measurement cycle that is consistent with the business cycle of the corporation.

3. Compensation should include a mixture of cash and equity that is appropriate based on the company’s compensation philosophy without incentivising excessive risk.

4. Compensation should consider the overall performance of the company as well as be based on each executive’s responsibilities and criteria that are actually within each executive’s control or influence.

5. Compensation should be reasonable by prevailing industry standards, appropriate to the company’s size and complexity, and fair relative to pay practices throughout the company.

6. The board should not unduly rely on comparative industry data and other outside surveys to make compensation determinations, especially if such information is inconsistent with the company’s compensation philosophy.

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7. Compensation Committees should work only with consultants who are independent of management.

8. Companies should use peer groups that are consistent with their industry, size, scope and market for executive talent.

9. Executive performance evaluations should include a balance between formulaic and subjective analysis without being overly reliant on either.

10. If employment contracts are in place for named executive officers, such contracts should balance the need to attract and retain the services of the executive with the obligation to avoid exposing the company to liability, unintended costs and excessive transfers of corporate treasury; especially in the event of terminations for misconduct, gross mismanagement or other reasons constituting a “for cause” termination.

Principles specific to equity-based compensation plans

While equity-based compensation can offer great incentives to management, it can also have great impact on shareholder value. The need for directors to monitor and control the use of equity in executive compensation has increased in recent years. It is the board of directors that is responsible for oversight of the company’s equity compensation programs and for the adequacy of their disclosure.

In general, equity-based compensation should be based upon the following principles:

1. The use of equity in compensation programs should be determined by the board’s equity policy. Dilution of shareholder equity should be carefully considered and managed, not simply an unintended consequence.

2. All plans that provide for the distribution of stock or stock options should be submitted to shareholders for approval.

3. Equity-based plans should take a balanced approach to the types of equity used. Equity that is not linked to performance metrics runs the risk of rewarding or punishing executives for market movements beyond their control.

4. Equity-based plans should be judicious in the use of stock options. When used inappropriately, option grants can provide incentives for management to focus on the company’s short-term stock price rather than long-term performance.

5. Equity-based plans should specifically prohibit “mega grants,” defined as grants to executives of stock options whose value at the time of the grant exceeds a reasonable multiple of the recipient’s total cash compensation.

6. Equity-based plans should establish minimum vesting requirements and avoid accelerated vesting.

7. Equity-based plans should specifically prohibit any direct or indirect change to the strike price or value of options without the approval of shareholders.

8. Companies should support requirements for stock obtained through exercise of options to be held by executives for substantial periods of time, apart from partial sales permitted to meet tax liabilities caused by such exercise. Companies should establish holding periods commensurate with pay level and seniority.

9. Companies should require and specify minimum stock ownership requirements for directors and company executives to ensure their interests are aligned with shareholders.

10. Backdating of option grants should be prohibited. Issuance of stock or stock options timed to take advantage of nonpublic information with short-term implications for the stock price should also be prohibited.

11. Equity plans should prohibit recipients from hedging or otherwise reducing their exposure to changes in the company’s stock price as this can result in their interests no longer being aligned with shareholders.

12. Generally, dividends (or equivalents) associated with unvested shares should be accrued, payable after the shares have vested and such amounts should be disclosed. However, if dividends are paid on unvested shares then such payment amounts should be disclosed along with a reasonable rationale.

Compensation discussion and analysis

A company’s compensation disclosure should be based on the following principles:

1. The disclosure should be clear, concise and generally able to be understood by any reasonably informed shareholder.

2. The disclosure should explain how the program seeks to identify and reward the value added by management.

3. The disclosure should identify how compensation is linked to long-term sustainable value creation.

4. Performance metrics, weights and targets should be disclosed, including why they are appropriate given the company’s business objectives and how they drive long-term sustainable value.

5. When possible, charts should be used in conjunction with narratives to enhance comprehension.

6. When compensation decisions are inconsistent with generally accepted practices, care should be given to provide shareholders with a reasonable explanation as to why such actions were deemed appropriate.

7. Significant changes to the compensation program from year to year and accompanying rationale should be prominently identified.

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8. Companies should explain their rationale for the peer group selected, including reasons for (a) changes to the group from year to year and (b) any differences in the peer group of companies used for strategic and business purposes and the peer group used for compensation decisions.

9. Non-GAAP financial performance measures should be presented alongside their GAAP counterparts with an explanation of why each adjustment was made.

10. Tax gross-ups, if not generally available to all employees, should be accompanied by disclosure explaining why they are reasonable and necessary.

11. If employment contracts are in place for named executive officers, such contracts should be disclosed in detail with an explanation of how such contracts are in the best interest of the company and its shareholders.

V. Environmental and social issues

A. Introduction

As a matter of good corporate governance, boards should carefully consider the strategic impact of environmental and social responsibility on long-term shareholder value. Over the last several years, numerous innovative best practices have emerged within corporations that promote risk management (including reputational risk) and sustainable competitiveness. TIAA-CREF believes that companies and boards should exercise diligence in their consideration of environmental and social issues, analyze the strategic and economic questions they raise and disclose their environmental and social policies and practices. To ensure companies have the best possible information about their relationship with their stakeholders, directors should encourage dialogue between the company and its investors, employees, customers, suppliers and the larger community.

We believe that investors should encourage a long-term perspective regarding sustainability and social responsibility, which may impact the long-term performance of both individual companies and the market as a whole. We communicate directly with companies to encourage careful consideration of sustainable practices and disclosure. TIAA-CREF may support reasonable shareholder resolutions on social and environmental topics that raise relevant economic issues for companies. In casting our votes, we consider whether the resolution respects the proper role of shareholders and boards in overseeing company policy, as well as any steps that the company may have taken to address concerns.

B. Issues of concern

While our policies are not intended to be prescriptive, we believe that the following issues merit board and investor attention:

1. Environment and health

We believe that changes in the natural environment, associated human health concerns, and growing national and international efforts to mitigate these concerns will pose risks and opportunities for companies. In particular:

• A company’s greenhouse gas emissions and its vulnerability to climate change may represent both short-term and long-term potential risks;

• Hazards related to safety or toxic emissions at business facilities may expose companies to such risks as regulatory penalties, legal liability, diminished reputation, increased cost and loss of market share;

• Expectations of growing resource scarcity, especially with regard to energy, biodiversity, water and forest resources present long-term challenges and uncertainties for businesses; and

• Significant public health impacts may result from company operations and products, and global health pandemics may disrupt company operations and long-term growth.

Conversely, strategic management of health and environmental challenges may provide opportunities for enhanced efficiency, reputation, product innovation and competitive advantage. We believe that boards and managers should integrate health and environmental considerations into strategic deliberations. Consistent with long-term business strategic goals, companies should develop and implement policies designed both to mitigate and adapt to these challenges, and to make reasonable disclosures about efforts to manage these concerns.

2. Human rights

Adoption and enforcement of human rights codes and fair labor standards, including supply and distribution chains where appropriate, can help a company protect its reputation, increase worker productivity, reduce liability, improve customer loyalty and gain competitive advantage.

Companies may face legal or reputational risks relating to perceived violations, or complicity in violations, of internationally recognized human rights. While it is the duty of states to protect labor and human rights through the enforcement of national and local laws, companies should strive to respect these rights by developing policies and practices to avoid infringing on the rights of workers, communities and other stakeholders throughout their global operations.

The international community has established numerous conventions, covenants and declarations which together form a generally accepted framework for universal human rights. Though most of these instruments are intended to define state

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duties, the principles underlying these standards form the basis for public judgments about corporate human rights performance. Companies should determine which of these rights may be impacted by company operations and relationships and adopt labor and human rights policies that are consistent with the fundamental attributes of these norms. Examples include freedom of expression, personal security, indigenous rights and labor standards related to child and forced labor, discrimination, and freedom of association and collective bargaining.

Companies should be transparent about their policies and develop monitoring systems to ensure compliance by employees, and, where appropriate, business partners. Companies should pay heightened attention to human rights in regions characterized by conflict or weak governance, while it may be more appropriate to emphasize legal compliance in stable countries with well-functioning governments and regulatory systems in place.

In the experience of TIAA-CREF, long-term shareholder engagement with companies is the most effective and appropriate means of promoting corporate respect for human rights. However, in the rarest of circumstances and consistent with Section II of this document, we may, as a last resort, consider divesting from companies we judge to be complicit in genocide and crimes against humanity, the most serious human rights violations, after sustained efforts at dialogue have failed and divestment can be undertaken in a manner consistent with our fiduciary duties.

3. Diversity and non-discrimination

Promoting diversity and maintaining inclusive workplace standards can help companies improve decision making, attract and retain a talented and diverse workforce and compete more effectively. Boards and management should strive to create a culture of inclusiveness and acceptance of differences at all levels of the corporation. Companies should be aware of any potential failures to provide equal opportunities and develop policies and initiatives to address any concerns.

Boards of directors can also benefit from a diversity of perspective and demographics. Though we do not believe in quotas, we believe that nominating committees should develop appropriate diversity criteria for director searches to ensure that candidates are drawn from the broadest possible pool of talent. Companies should disclose how diversity policies support corporate efforts to strengthen the effectiveness of their boards.

Given changing cultural norms, companies should reference sexual orientation and gender identity in corporate non-discrimination policies, even when not specifically required by law.

4. Philanthropy and corporate political influence

Without effective oversight, excessive or poorly managed corporate political spending may pose risks to shareholders, including the risk that corporate political spending may benefit political insiders at the expense of shareholder interests. Given increased public scrutiny of corporate political activities, we believe it is the responsibility of company boards to review and disclose the use of corporate assets to influence the outcomes of elections. Companies involved in political activities should disclose information about contributions as well as the board and management oversight procedures designed to ensure that political expenditures are made in compliance with all laws and in the best interests of shareholders.

Boards should also oversee charitable contributions to ensure that these are consistent with the values and strategy of the corporation. Companies should disclose their corporate charitable contributions, and boards should adopt policies that prohibit corporate contributions that would pose any actual or perceived risk to director independence.

5. Product responsibility

Failure to manage the potential hazards created by their products and services can create long-term risks for companies and undermine public faith in the market. Companies that demonstrate ethical behavior and diligence with regard to product safety and suitability can avoid reputational and liability risks and strengthen their competitive position.

Companies should carefully analyze the potential risks related to the use of their products, develop policies to manage any potential concerns, and disclose results to shareholders.

Appendix A: Proxy voting guidelines

A. Introduction

TIAA-CREF’s voting practices are guided by our mission and obligations to our participants and shareholders. As indicated in this Policy Statement, we monitor portfolio companies’ governance, social and environmental practices to ensure that boards consider these factors in the context of their strategic deliberations.

The following guidelines are intended to assist portfolio companies, participants and shareholders and other interested parties in understanding how TIAA-CREF is likely to vote on governance, compensation, social and environmental issues. The list is not exhaustive and does not necessarily represent how TIAA-CREF will vote on any particular proposal. We vote proxies in accordance to what we believe is in the best interest of our participants and shareholders. In making those decisions the Corporate Governance staff takes into account many factors, including input from our Asset Management Group and third-party research. We consider specific company context, including governance practices and financial performance. It is our belief that a one size fits all approach to proxy voting is not appropriate.

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We establish voting policies with respect to both management proposals and shareholder resolutions. Our proxy voting decisions with respect to shareholder resolutions may be influenced by several additional factors: (i) whether the shareholder resolution process is the appropriate means of addressing the issue; (ii) whether the resolution promotes good corporate governance and is related to economic performance and shareholder value; and (iii) whether the information and actions recommended by the resolution are reasonable and practical. In instances where we agree with the concerns raised by proponents but do not believe that the policies or actions requested are appropriate, TIAA-CREF will generally abstain on the resolution.

Where appropriate, we will accompany our vote with a letter of explanation.

B. Guidelines for board-related issues

Policy governing votes on directors:

General Policy: TIAA-CREF will generally vote in favor of the board’s nominees. However, we will consider withholding or voting against some or all directors in the following circumstances:

• When we conclude that the actions of directors are unlawful, unethical, negligent, or do not meet fiduciary standards of care and loyalty, or are otherwise not in the best interest of shareholders. Such actions would include: issuance of backdated or spring loaded options, excessively dilutive equity grants, egregious compensation practices, unequal treatment of shareholders, adoption of inappropriate antitakeover devices, and unjustified dismissal of auditors.

• When directors have failed to disclose, resolve or eliminate conflicts of interest that affect their decisions.

• When less than a majority of the company’s directors are independent, by TIAA-CREF standards of independence.

• When a director has consistently failed to attend board and committee meetings without an appropriate rationale being provided.

In cases where TIAA-CREF decides to withhold or vote against the entire board of directors, we will also abstain or vote against a provision on the proxy granting discretionary power to vote on “other business” arising at the shareholders’ meeting.

Contested elections:

General Policy: TIAA-CREF will generally vote for the candidates we believe will best represent the interests of long-term shareholders.

Majority vote for the election of directors:

General Policy: As indicated in Section IV of this Policy Statement, TIAA-CREF will generally support shareholder resolutions asking that companies amend their governance documents to provide for director election by majority vote.

Reimbursement of expenses for dissident shareholder nominees:

General Policy: TIAA-CREF will consider on a case-by-case basis shareholder resolutions asking that the company reimburse certain expenses related to the cost of dissident short-slate director campaigns or election contests.

Establish specific board committees:

General Policy: TIAA-CREF will generally vote against shareholder resolutions asking the company to establish specific board committees unless we believe specific circumstances dictate otherwise.

Annual election of directors:

General Policy: TIAA-CREF will generally support shareholder resolutions asking that each member of the board stand for reelection annually.

Cumulative voting:

General Policy: TIAA-CREF will generally not support proposals asking that shareholders be allowed to cumulate votes in director elections, as this practice may encourage the election of “special interest” directors.

C. Guidelines for other governance issues

Separation of Chairman and Chief Executive Officer:

General Policy: TIAA-CREF will generally not support shareholder resolutions asking that the roles of Chairman and CEO be separated. However we may support such resolutions where we believe that there is not a bona fide lead independent director and the company’s corporate governance practices or business performance are materially deficient.

Ratification of auditor:

General Policy: TIAA-CREF will generally support the board’s choice of auditor and believe we should be able to do so annually. However, TIAA-CREF will consider voting against the ratification of an audit firm where non-audit fees are excessive,

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where the firm has been involved in conflict of interest or fraudulent activities in connection with the company’s audit, or where the auditors’ independence is questionable.

Supermajority vote requirements:

General Policy: TIAA-CREF will generally support shareholder resolutions asking for the elimination of supermajority vote requirements.

Dual-class common stock and unequal voting rights:

General Policy: TIAA-CREF will generally support shareholder resolutions asking for the elimination of dual classes of common stock with unequal voting rights or special privileges.

Right to call a special meeting:

General Policy: TIAA-CREF will generally support shareholder resolutions asking for the right to call a special meeting. However, we believe a 25% ownership level is reasonable and generally would not be supportive of proposals to lower the threshold if it is already at that level.

Right to act by written consent:

General Policy: TIAA-CREF will consider on a case-by-case basis shareholder resolutions asking that they be granted the ability to act by written consent.

Antitakeover devices (Poison Pills):

General Policy: TIAA-CREF will consider on a case-by-case basis proposals relating to the adoption or rescission of anti-takeover devices with attention to the following criteria:

• Whether the company has demonstrated a need for antitakeover protection;

• Whether the provisions of the device are in line with generally accepted governance principles;

• Whether the company has submitted the device for shareholder approval; and

• Whether the proposal arises in the context of a takeover bid or contest for control.

TIAA-CREF will generally support shareholder resolutions asking to rescind or put to a shareholder vote antitakeover devices that were adopted without shareholder approval.

Reincorporation:

General Policy: TIAA-CREF will evaluate on a case-by-case basis proposals for reincorporation taking into account the intention of the proposal, established laws of the new domicile and jurisprudence of the target domicile. We will not support the proposal if we believe the intention is to take advantage of laws or judicial interpretations that provide antitakeover protection or otherwise reduce shareholder rights.

D. Guidelines for compensation issues

Equity-based compensation plans:

General Policy: TIAA-CREF will review equity-based compensation plans on a case-by-case basis, giving closer scrutiny to companies where plans include features that are not performance-based or where total potential dilution from equity compensation exceeds 10%. As a practical matter, we recognize that more dilutive broad-based plans may be appropriate for human-capital intensive industries and for small- or mid-capitalization firms and start-up companies.

We generally note the following red flags when evaluating executive compensation:

• Excessive Equity Grants: TIAA-CREF will examine a company’s past grants to determine the rate at which shares are being issued. We will also seek to ensure that equity is being offered to more than just the top executives at the company. A pattern of excessive grants can indicate failure by the board to properly monitor executive compensation and its costs.

• Lack of Minimum Vesting Requirements: TIAA-CREF believes that companies should establish minimum vesting guidelines for senior executives who receive stock grants. Vesting requirements help influence executives to focus on maximizing the company’s long-term performance rather than managing for short-term gain.

• Undisclosed or Inadequate Performance Metrics: TIAA-CREF believes that performance goals for equity grants should be disclosed meaningfully. Performance hurdles should not be too easily attainable. Disclosure of these metrics should enable shareholders to assess whether the equity plan will drive long-term value creation.

• Misalignment of Interests: TIAA-CREF supports equity ownership requirements for senior executives and directors to align their interests with those of shareholders.

• Reload Options: TIAA-CREF will generally not support “reload” options that are automatically replaced at market price following exercise of initial grants. Reload options can lead to excessive dilution and overgenerous benefits and allow recipients to lock in increases in stock price that occur over the duration of the option plan with no attendant risk.

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• Mega Grants: TIAA-CREF will generally not support mega grants. A company’s history of such excessive grant practices may prompt TIAA-CREF to vote against the stock plans and the directors who approve them. Mega grants include equity grants that are excessive in relation to other forms of compensation or to the compensation of other employees and grants that transfer disproportionate value to senior executives without relation to their performance.

• Undisclosed or Inappropriate Option Pricing: TIAA-CREF will generally not support plans that fail to specify exercise prices or that establish exercise prices below fair market value on the date of grant.

• Repricing Options: TIAA-CREF will generally not support plans that authorize repricing. However, we will consider on a case-by-case basis management proposals seeking shareholder approval to reprice options. We are more likely to vote in favor of repricing in cases where the company excludes named executive officers and board members and ties the repricing to a significant reduction in the number of options.

• Excess Discretion: TIAA-CREF will generally not support plans where significant terms of awards—such as coverage, option price, or type of awards—are unspecified, or where the board has too much discretion to override minimum vesting and/or performance requirements.

• Evergreen Features: TIAA-CREF will generally not support option plans that contain evergreen features which reserve a specified percentage of outstanding shares for award each year and lack a termination date. Evergreen features can undermine control of stock issuance and lead to excessive dilution.

Shareholder resolutions on executive compensation:

General Policy: TIAA-CREF will consider on a case-by-case basis shareholder resolutions related to specific compensation practices. Generally, we believe specific practices are the purview of the board.

Advisory vote on compensation disclosure:

General Policy: TIAA-CREF prefers that companies offer an annual non-binding vote on executive compensation (“say on pay”). In absence of an annual vote, companies should clearly articulate the rationale behind offering the vote less frequently. We will consider on a case-by-case basis advisory votes on executive compensation proposals with reference to our compensation disclosure principles noted in Section IV of this Policy Statement.

Golden parachutes:

General Policy: TIAA-CREF will vote on a case-by-case basis on golden parachute proposals taking into account the structure of the agreement and the circumstances of the situation. However, we would prefer to see a double trigger on all change of control agreements.

E. Guidelines for environmental and social issues

As indicated in Section V, TIAA-CREF will generally support shareholder resolutions seeking reasonable disclosure of the environmental or social impact of a company’s policies, operations or products. We believe that a company’s management and directors have the responsibility to determine the strategic impact of environmental and social issues and that they should disclose to shareholders how they are dealing with these issues.

Global climate change:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure of greenhouse gas emissions, the impact of climate change on a company’s business activities and products and strategies designed to reduce the company’s long-term impact on the global climate.

Use of natural resources:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s use of natural resources, the impact on its business of declining resources and its plans to improve the efficiency of its use of natural resources.

Impact on ecosystems:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s initiatives to reduce any harmful impacts or other hazards that result from its operations or activities to local, regional or global ecosystems.

Global labor standards:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking a review of a company’s labor standards and enforcement practices, as well as the establishment of global labor policies based upon internationally recognized standards.

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Diversity and non-discrimination:

General Policies:

• TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s non-discrimination policies and practices, or seeking to implement such policies, including equal employment opportunity standards.

• TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s workforce and board diversity policies and practices.

Global human rights codes of conduct:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking a review of a company’s human rights standards and the establishment of global human rights policies, especially regarding company operations in conflict zones or weak governance.

Corporate response to global health risks:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to significant public health impacts resulting from company operations and products, as well as the impact of global health pandemics on the company’s operations and long-term growth.

Corporate political influence:

General Policies:

• TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s political expenditures, including board oversight procedures, direct political expenditures, and contributions to third parties for the purpose of influencing election results.

• TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s charitable contributions and other philanthropic activities.

• TIAA-CREF may consider not supporting shareholder resolutions that appear to promote a political agenda that is contrary to the mission or values of TIAA-CREF or the long-term health of the corporation.

Animal welfare:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions asking for reports on the company’s impact on animal welfare.

Product responsibility:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure relating to the safety and impact of a company’s products on the customers and communities it serves.

Predatory lending:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions asking companies for disclosure about the impact of lending activities on borrowers and policies designed to prevent predatory lending practices.

Tobacco:

General Policies:

• TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to risks associated with tobacco use and efforts by a company to reduce exposure to tobacco products among the young or other vulnerable populations.

• TIAA-CREF will generally not support shareholder resolutions seeking to alter the investment policies of financial institutions or to require divestment of tobacco company stocks.

Proxy access:

General Policy: TIAA-CREF will consider on a case-by-case basis shareholder proposals asking that the company implement a form of proxy access. We firmly believe that proxy access is an important shareholder right that should be implemented with sensible standards and used responsibly. In making our voting decision, we will consider several factors including but not limited to: current performance of the company, minimum filing thresholds, existing governance issues and board/management responsiveness to material shareholder concerns.

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OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)	Declaration of Trust, dated as of April 15, 1999. 1/

(2)	Declaration of Trust, dated as of April 15, 1999, as amended to add the TIAA-CREF Lifecycle Funds (the “Lifecycle Funds”). 6/

(3)	Form of Amendment dated December 7, 2005 to the Declaration of Trust dated April 15, 1999.9/

(4)	Form of Amendment dated February 14, 2006 to the Declaration of Trust dated April 15, 1999. 9/

(5)	Amendment dated August 7, 2006 to the Declaration of Trust. 10/

(6)	Amendment dated October 2, 2006 to the Declaration of Trust. 10/

(7)	Amendment dated July 17, 2007 to the Declaration of Trust. 13/

(8)	Amendment dated August 29, 2008 to the Declaration of Trust. 15/

(9)	Amendment dated February 10, 2009 to the Declaration of Trust. 17/

(10)	Amendment dated May 12, 2009 to the Declaration of Trust. 17/

(11)	Form of Amendment dated May 18, 2010 to the Declaration of Trust. 20/

(12)	Form of Amendment dated December 7, 2010 to the Declaration of Trust. 22/

(13)	Form of Amendment dated May 17, 2011 to the Declaration of Trust. 24/

(14)	Form of Amendment dated September 13, 2011 to the Declaration of Trust. 25/

(15)	Form of Amendment dated May 15, 2012 to the Declaration of Trust. 28/

(16)	Form of Amendment dated December 4, 2012 to the Declaration of Trust. 32/

(17)	Amendment dated December 3, 2013 to the Declaration of Trust. 37/

(18)	Amendment dated May 13, 2014 to the Declaration of Trust. 38/

(19)	Amendment dated May 12, 2015 to the Declaration of Trust. 42/

(20)	Form of Amendment dated July 14, 2015 to the Declaration of Trust. 44/

(21)	Form of Amendment dated as of February 9, 2016 to the Declaration of Trust. 47/

(22)	Form of Amendment dated April 12, 2016 to the Declaration of Trust. 48/

(23)	Form of Amendment dated September 13, 2016 to the Declaration of Trust. 50/

(24)	Form of Amendment dated May 8, 2018 to the Declaration of Trust. 57/

(b)	Registrant has adopted no bylaws.

(c)	The relevant portions of Registrant’s Declaration of Trust are incorporated herein by reference to Exhibit (a) above.

(d)	(1)	Investment Management Agreement by and between Registrant and Teacher Advisors, Inc. (“Advisors”), dated as of June 1, 1999. 2/

(2)	Amendment to the Investment Management Agreement by and between Registrant and Advisors, dated as of September 3, 2002. 4/

(3)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors, dated as of February 1, 2004. 5/

(4)	Amendment to Investment Management Agreement by and between Registrant and Advisors, dated as of October 1, 2004, for the Lifecycle Funds. 6/

(5)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors, dated as of February 1, 2005. 7/

(6)	Form of Investment Management Agreement by and between the Registrant and Advisors, effective February 1, 2006. 8/

(7)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors, regarding the Growth Equity Fund dated as of February 1, 2006. 8/

(8)	Form of Expense Reimbursement Agreement between Registrant and Advisors effective February 1, 2006. 8/

(9)	Form of Fee Waiver for Growth & Income Fund and Lifecycle Funds effective February 1, 2006. 8/

(10)	Form of Amendment dated March 31, 2006 to the Investment Management Agreement by and between the Registrant and Advisors dated as of February 1, 2006. 9/

(11)	Form of Amendment dated March 31, 2006 to the Expense Reimbursement Agreement by and between the Registrant and Advisors dated as of February 1, 2006. 9/

(12)	Form of Amendment dated March 31, 2006 to the Fee Waiver Agreement for Certain TIAA-CREF Institutional Mutual Funds. 9/

(13)	Form of Amendment dated May 16, 2006 to the February 1, 2006 Expense Reimbursement Agreement regarding the Growth Equity Fund. 10/

(14)	Form of Amendment dated May 16, 2006 to the February 1, 2006 Expense Reimbursement Agreement. 10/

(15)	Form of Amendment dated May 16, 2006 to the February 1, 2006 Fee Waiver for Growth & Income Fund and Lifecycle Funds. 10/

(16)	Form of Amendment dated December 1, 2006 to the February 1, 2006 Fee Waiver Agreement for Certain TIAA-CREF Institutional Mutual Funds. 10/

(17)	Form of Amendment dated December 1, 2006 to the February 1, 2006 Expense Reimbursement Agreement regarding the Growth Equity Fund. 10/

(18)	Form of Amendment dated December 1, 2006 to the February 1, 2006 Expense Reimbursement Agreement. 10/

(19)	Form of Amendment dated December 6, 2006 to the February 1, 2006 Expense Reimbursement Agreement regarding the Retirement Class of the Lifecycle Funds. 10/

(20)	Form of Amendment dated January 17, 2007 to the Expense Reimbursement Agreement dated February 1, 2006. 10/

(21)	Form of Amendment dated November 30, 2007 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006. 13/

(22)	Form of Amendment dated November 30, 2007 to the February 1, 2006 Fee Waiver. 13/

(23)	Form of Amendment dated November 30, 2007 to the Expense Reimbursement Agreement by and between the Registrant and Advisors dated as of February 1, 2007. 13/

(24)	Form of Amendment dated February 1, 2008 to the February 1, 2006 Expense Reimbursement Agreement regarding the Growth Equity Fund. 14/

(25)	Form of Amendment dated February 1, 2008 to the February 1, 2006 Expense Reimbursement Agreement. 14/

(26)	Form of Amendment dated February 1, 2008 to the February 1, 2006 Fee Waiver Agreement for Growth & Income Fund and Lifecycle Funds. 14/

(27)	Form of Sixth Amendment dated February 1, 2009 to the February 1, 2006 Fee Waiver Agreement for the TIAA-CREF Lifecycle Funds. 16/

(28)	Form of Amendment dated February 1, 2009 to the February 1, 2006 Expense Reimbursement Agreement for TIAA-CREF Growth Equity Fund. 16/

(29)	Form of Amendment dated February 1, 2009 to the February 1, 2006 Expense Reimbursement Agreement for the TIAA-CREF Funds. 16/

(30)	Form of Amendment dated August 1, 2009 to the February 1, 2006 Expense Reimbursement Agreement for the TIAA-CREF Funds. 18/

(31)	Form of Amendment dated September 10, 2009 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006. 18/

(32)	Form of Amendment dated September 10, 2009 to the February 1, 2006 Expense Reimbursement Agreement for the TIAA-CREF Funds. 18/

(33)	Form of Amended and Restated Fee Waiver Agreement dated February 1, 2010 for the TIAA-CREF Lifecycle Funds. 20/

(34)	Form of Amended and Restated Expense Reimbursement Agreement dated February 1, 2010 for the TIAA-CREF Funds. 20/

(35)	Form of Amendment dated May 1, 2010 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006. 20/

(36)	Form of Amended and Restated Expense Reimbursement Agreement dated August 1, 2010 for the TIAA-CREF Funds. 21/

(37)	Form of Amendment dated August 1, 2010 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006. 21/

(38)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle Funds dated as of February 1, 2011 22/

(39)	Form of Amended and Restated Agreement to Suspend Distribution Plans between Registrant and TPIS for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of February 1, 2011. 22/

(40)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors for the TIAA-CREF Funds dated as of February 1, 2011. 22/

(41)	Form of Amendment dated April 28, 2011 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006. 23/

(42)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors for the TIAA-CREF Funds dated as of February 1, 2011. 23/

(43)	Form of Amendment to the Investment Management Agreement for TIAA-CREF Global Natural Resources Fund dated September 20, 2011. 26/

(44)	Form of Amended and Restated Expense Reimbursement Agreement dated September 20, 2011 for TIAA-CREF Funds 26/

(45)	Amendment to the Investment Management Agreement between the Registrant and Advisors dated as of December 6, 2011. 27/

(46)	Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of December 6, 2011. 27/

(47)	Amended and Restated Investment Management Agreement between Registrant and Advisors dated as of January 2, 2012. 27/

(48)	Form of Amendment to the Amended and Restated Investment Management Agreement between Registrant and Advisors dated as of March 1, 2012. 27/

(49)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of March 1, 2012. 27/

(50)	Form of Amendment to the Investment Management Agreement for TIAA-CREF Social Choice Bond Fund dated as of July 23, 2012. 28/

(51)	Form of Amended and Restated Expense Reimbursement Agreement dated as of July 23, 2012 for TIAA-CREF Funds. 28/

(52)	Form of Amended and Restated Expense Reimbursement Agreement for the TIAA-CREF Funds dated as of August 1, 2012. 29/

(53)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Social Choice Bond Fund dated as of September 21, 2012. 30/

(54)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Funds dated as of October 1, 2012. 31/

(55)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of October 1, 2012. 31/

(56)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Funds dated as of March 1, 2013. 33/

(57)	Form of Amendment to the Investment Management Agreement for TIAA-CREF International Opportunities Fund dated as of April 10, 2013. 34/

(58)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Funds dated as of April 12, 2013. 34/

(59)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Funds dated as of August 1, 2013. 35/

(60)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Funds dated as of October 1, 2013. 36/

(61)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of October 1, 2013. 36/

(62)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Funds dated as of March 1, 2014. 37/

(63)	Form of Amendment to the Investment Management Agreement between Registrant and Advisors dated as of May 1, 2014. 41/

(64)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of August 1, 2014. 39/

(65)	Form of Amendment to the Investment Management Agreement between Registrant and Advisors dated as of September 26, 2014. 41/

(66)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of September 26, 2014. 40/

(67)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of September 26, 2014. 40/

(68)	Form of Amendment to the Amended and Restated Investment Management Agreement between Registrant and Advisors dated as of March 1, 2015. 41/

(69)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of January 1, 2015. 41/

(70)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of March 1, 2015. 41/

(71)	Form of Amendment to the Investment Management Agreement between Registrant and Advisors dated as of July 31, 2015. 43/

(72)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of July 31, 2015. 43/

(73)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of October 1, 2015. 45/

(74)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of October 1, 2015. 45/

(75)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of December 4, 2015. 46/

(76)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of March 1, 2016. 47/

(77)	Form of Amendment to the Amended and Restated Investment Management Agreement between Registrant and Advisors dated as of May 1, 2016. 49/

(78)	Form of Amendment to the Investment Management Agreement between Registrant and Advisors for the Small/Mid-Cap Equity Fund and the International Bond Fund dated as of August 1, 2016. 49/

(79)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of August 1, 2016. 49/

(80)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of October 1, 2016. 51/

(81)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of October 1, 2016. 51/

(82)	Form of Amendment to the Investment Management Agreement between Registrant and Advisors for the International Small-Cap Equity Fund dated as of December 9, 2016. 52/

(83)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of December 9, 2016. 54/

(84)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of March 1, 2017. 54/

(85)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of August 1, 2017. 54/

(86)	Amendment to the Amended and Restated Investment Management Agreement by and between the TIAA-CREF Funds (“TCF”) and Advisors dated as of May 1, 2017. 55/

(87)	Form of Amended and Restated Expense Reimbursement Agreement by and between Registrant and Advisors dated as of October 1, 2017.55/

(88)	Form of Amended and Restated Fee Waiver Agreement by and between Registrant and Advisors for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of October 1, 2017. 55/

(89)	Form of Fee Waiver Agreement for Certain TIAA-CREF Funds by and between Registrant and Advisors dated October 1, 2017. 55/

(90)	Form of Amended and Restated Expense Reimbursement Agreement by and between Registrant and Advisors dated as of March 1, 2018. 56/

(91)	Amended and Restated Investment Management Agreement by and between Registrant and Advisors dated as of October 1, 2018.**

(92)	Form of Fee Waiver Agreement for TIAA-CREF Lifecycle Funds and TIAA-CREF Lifecycle Index Funds by and between Registrant and Advisors dated October 1, 2018.**

(e)	(1)	Distribution Agreement by and between Registrant and Teachers Personal Investors Services, Inc. (“TPIS”), dated as of June 1, 1999. 2/

(2)	Selling Agreement by and between TPIS and TIAA-CREF Individual & Institutional Services, LLC (“Services”), dated as of June 1, 1999. 3/

(3)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of September 3, 2002.4/

(4)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of October 1, 2004, for the Lifecycle Funds. 6/

(5)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of October 19, 2004. 7/

(6)	Form of Amendment to Distribution Agreement for the TIAA-CREF Funds dated as of January 1, 2013. 33/

(7)	Form of Amendment to Distribution Agreement between Registrant and TPIS dated as of July 31, 2015. 43/

(8)	Form of Amendment to Distribution Agreement between Registrant and TPIS dated as of May 1, 2016. 49/

(f)	(1)	TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds Non-Employee Trustee, Long-Term Compensation Plan, as of January 1, 1998, as amended. 5/

(2)	TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds Non-Employee Trustee, Deferred Compensation Plan, as of June 1, 1998, as amended. 5/

(3)	Non-Employee Trustee and Member Long-Term Compensation Plan, dated January 1, 2008. 14/

(4)	Non-Employee Trustee and Member Deferred Compensation Plan, dated January 1, 2008. 14/

(g)	(1)	Custodian Agreement by and between Registrant and State Street Bank and Trust Company (“State Street”), dated as of June 11, 1999. 3/

(2)	Custodian Agreement by and between Registrant and JPMorgan Chase Bank (“JPMorgan”), dated as of July 1, 2002. 4/

(3)	Amendment to the Custodian Agreement by and between Registrant and JPMorgan, dated August 26, 2002. 4/

(4)	Form of Master Custodian Agreement by and between Registrant and State Street dated November 20, 2007. 13/

(5)	Form of Custodial Undertaking in Connection with Master Repurchase Agreement among Advisors, on behalf of Registrant, Goldman, Sachs & Co. and The Bank of New York Mellon, dated March 8, 2010. 20/

(h)	(1)	Administration Agreement by and between Registrant and State Street, dated as of July 1, 1999. 3/

(2)	Transfer Agency Agreement by and between Registrant and Boston Financial Data Services, Inc. (“BFDS”), dated as of July 1, 1999. 3/

(3)	Transfer Agency and Service Agreement by and between Registrant and BFDS, dated as of July 1, 2002. 4/

(4)	Service Agreement by and between Registrant and Advisors, dated as of May 22, 2002, as amended February 19, 2003, 5/ October 1, 2004, for the Lifecycle Funds 6/ and October 19, 2004. 7/

(5)	Form of Retirement Class Service Agreement by and between Registrant and Advisors dated as of February 1, 2006. 8/

(6)	Form of Amendment dated March 31, 2006 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006. 9/

(7)	Form of Transfer Agency Agreement by and between Registrant and BFDS, dated September 1, 2004. 12/

(8)	Form of Amendment dated November 30, 2007 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006. 13/

(9)	Form of Investment Accounting Agreement by and between Registrant and State Street dated November 20, 2007. 13/

(10)	Form of Amendment dated September 10, 2009 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006. 18/

(11)	Form of Amendment dated September 1, 2009 to the Transfer Agency Agreement between the Registrant and BFDS dated September 1, 2004. 18/

(12)	Form of Amendment dated August 1, 2010 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006. 21/

(13)	Form of Amendment dated April 1, 2011 to the Retirement Service Agreement by and between Registrant and Advisors. 23/

(14)	Form of Amendment dated August 31, 2010 to Transfer Agency and Service Agreement between Registrant BFDS. 23/

(15)	Form of Amendment dated June 29, 2011 to Transfer Agency and Service Agreement between Registrant and Boston Financial Services, Inc. 24/

(16)	Form of Amendment to Retirement Service Agreement dated September 20, 2011 between Registrant and Advisors. 24/

(17)	Administrative Services Agreement between Registrant and Advisors dated as of January 2, 2012. 27/

(18)	Amendment to the Retirement Service Agreement between Registrant and Advisors dated as of December 6, 2011. 27/

(19)	Form of Amendment to Retirement Service Agreement dated July 23, 2012 between Registrant and Advisors. 28/

(20)	First Amendment dated May 31, 2012 to the Investment Accounting Agreement by and between Registrant and State Street. 29/

(21)	Form of Amendment to Retirement Service Agreement between Registrant and Advisors dated as of April 10, 2013. 34/

(22)	Form of Amendment to Retirement Service Agreement between Registrant and Advisors dated as of September 26, 2014. 40/

(23)	Form of Amendment dated June 25, 2014 (effective as of April 1, 2014) to the Transfer Agency and Service Agreement dated September 1, 2009 by and between Registrant and BFDS. 40/

(24)	Form of Amendment dated July 15, 2014 (effective September 1, 2014) to the Transfer Agency and Service Agreement dated September 1, 2009 by and between Registrant and BFDS. 40/

(25)	Form of Amendment to Retirement Service Agreement between Registrant and Advisors dated as of July 31, 2015. 43/

(26)	Shareholder Servicing Plan for Advisor Class Shares of Registrant dated as of December 4, 2015. 46/

(27)	Form of Amendment to Retirement Service Agreement between Registrant and Advisors dated as of August 1, 2016. 49/

(28)	Form of Amendment to Retirement Service Agreement between Registrant and Advisors dated as of December 9, 2016. 52/

(29)	TIAA-CREF International Bond Fund Offshore Limited Appointment of Agent for Service of Process dated as of February 27, 2017. 53/

(30)	TIAA-CREF Funds Plan of Liquidation for the TIAA-CREF Global Natural Resources Fund dated as of December 5, 2017. 56/

(31)	Shareholder Servicing Plan for Advisor Class Shares of Registrant dated as of January 1, 2018. 56/

(32)	Form of Operating Expense Reimbursement Agreement for Certain Series of the TIAA-CREF Funds by and between Registrant and Advisors dated as of October 1, 2018.**

(i)	Opinion and Consent of Rachael M. Zufall, Esq. **

(j)	(1)	Consent of Dechert LLP **

(2)	Consent of independent registered public accounting firm **

(k)	Not Applicable

(l)	(1)	Seed Money Agreement by and between Registrant and Teachers Insurance and Annuity Association of America (“TIAA”), dated as of June 1, 1999. 3/

(2)	Seed Money Agreement by and between Registrant and TIAA, dated as of August 1, 2002. 4/

(3)	Seed Money Agreement by and between Registrant and TIAA, dated as of October 1, 2004, for the Lifecycle Funds. 6/

(4)	Seed Money Agreement by and between Registrant and TIAA, dated as of March 31, 2006, for the Large Cap Growth Fund, High-Yield Fund II, Bond Plus Fund II, Short-Term Bond Fund II, Tax-Exempt Bond Fund II, Managed Allocation Fund II, International Equity Fund, Growth & Income Fund, Equity Index Fund, Social Choice Equity Fund, Bond Fund, Inflation-Linked Bond Fund, and Money Market Fund. 9/

(5)	Form of Seed Money Agreement by and between Registrant and TIAA, dated as of January 17, 2007 for the Institutional Class of the Lifecycle Funds. 10/

(6)	Form of Seed Money Agreement by and between Registrant and TIAA, dated November 30, 2007 for the Lifecycle 2045, Lifecycle 2050 and Lifecycle Retirement Income Funds and the Enhanced Large-Cap Growth Index, Enhanced Large-Cap Value Index and Enhanced International Equity Index Funds. 13/

(7)	Form of Seed Money Agreement by and between Registrant and TIAA, dated September 10, 2009 for the Lifecycle Index Funds, Bond Index Fund and the Premier Class. 18/

(8)	Form of Seed Money Agreement by and between Registrant and TIAA, dated August 1, 2010 for the Emerging Market Equity and Emerging Market Equity Index Funds. 20/

(9)	Form of Initial Investment Agreement between TIAA and Registrant dated April 1, 2011. 23/

(10)	Form Initial Investment Agreement between TIAA and Registrant dated September 20, 2011. 26/

(11)	Form of Initial Investment Agreement between TIAA and Registrant dated July 23, 2012. 28/

(12)	Form of Initial Investment Agreement between TIAA and Registrant dated as of April 12, 2013. 34/

(13)	Form of Initial Investment Agreement between TIAA and Registrant dated as of September 26, 2014 for the Emerging Markets Debt Fund, the Lifecycle 2060 Fund and the Lifecycle Index 2060 Fund. 40/

(14)	Form of Initial Investment Agreement between TIAA and Registrant dated as of July 31, 2015 for the Social Choice International Equity Fund, the Social Choice Low Carbon Equity Fund and the Short-Term Bond Index Fund. 43/

(15)	Form of Initial Investment Agreement between TIAA and Registrant dated as of December 4, 2015 for the Advisor Class Shares. 46/

(16)	Form of Initial Investment Agreement between TIAA and Registrant dated as of August 1, 2016 for the Small/Mid-Cap Equity Fund and the International Bond Fund. 49/

(17)	Form of Initial Investment Agreement between TIAA and Registrant dated as of December 9, 2016 for the International Small-Cap Equity Fund. 52/

(m)	(1)	Distribution Plan for the Lifecycle Funds of Registrant adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the “1940 Act”), dated October 1, 2004. 6/

(2)	Distribution Plan for Retail Class Shares of Registrant, adopted pursuant to Rule 12b-1 of the 1940 Act, dated as of February 1, 2006. 8/

(3)	Suspension of Distribution Plan Reimbursement Agreement by and between Registrant and TPIS dated effective February 1, 2006. 8/

(4)	Form of Amendment dated March 31, 2006 to the Distribution Plan for the Retail Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated February 1, 2006. 9/

(5)	Form of Amendment dated March 31, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006. 9/

(6)	Form of Amendment dated May 16, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006. 10/

(7)	Form of Amendment dated December 1, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006. 11/

(8)	Form of Amendment dated November 30, 2007 to the Distribution Plan for the Retail Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated October 1, 2004. 13/

(9)	Form of Distribution Plan for Lifecycle Retail Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated November 30, 2007. 13/

(10)	Form of Amendment dated November 30, 2007 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006. 13/

(11)	Form of Amendment dated December 1, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2008. 14/

(12)	Form of Sixth Amendment dated February 1, 2009 to the February 1, 2006 Agreement to Suspend Distribution Plans for TIAA-CREF Funds. 16/

(13)	Form of Amendment dated August 1, 2009 to the February 1, 2006 Agreement to Suspend Distribution Plans for TIAA-CREF Funds. 18/

(14)	Form of Distribution Plan for Premier Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 10, 2009. 18/

(15)	Form of Distribution Plan for Retirement Class Shares of Registrant on behalf of the Lifecycle Index Funds adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 10, 2009. 18/

(16)	Form of Distribution Plan for Retail Class Shares of Registrant on behalf of the Bond Index Fund adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 10, 2009. 18/

(17)	Form of Amendment dated September 10, 2009 to the February 1, 2006 Agreement to Suspend Distribution Plans for TIAA-CREF Funds. 18/

(18)	Form of Amended and Restated Agreement to Suspend Distribution Plans dated February 1, 2010 for TIAA-CREF Funds. 20/

(19)	Form of Amended and Restated Distribution Plan for Premier Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated July 20, 2010. 21/

(20)	Form of Amended and Restated Compensation Distribution Plan for Retail Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated July 20, 2010. 21/

(21)	Form of Amended and Restated Distribution Plan for the Retirement Class Reimbursement Plan of Registrant Lifecycle Fund Series adopted pursuant to Rule 12b-1 of the 1940 Act, dated April 28, 2011. 23/

(22)	Form of Amended and Restated Agreement to Suspend Distribution Plans for the TIAA-CREF Lifecycle and Lifecycle Index Funds by and between Registrant and TPIS dated effective February 1, 2011. 23/

(23)	Form of Amended and Restated Distribution Plan for Retirement Class Compensation Plan of Registrant TIAA-CREF Lifecycle Index Funds adopted pursuant to Rule 12b-1 of the 1940 Act, dated April 28, 2011. 23/

(24)	Form of Amended and Restated Distribution Plan for Premier Class Compensation Plan of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated April 28, 2011. 23/

(25)	Form of Amended and Restated Distribution Plan for Retail Class Compensation Plan of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 20, 2011. 26/

(26)	Form of Amended and Restated Distribution Plan for Premier Class Compensation Plan of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 20, 2011. 26/

(27)	Amended and Restated Distribution Plan for Retail Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated December 6, 2011. 34/

(28)	Amended and Restated Distribution Plan for Premier Class Compensation Plan of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated December 6, 2011. 34/

(29)	Form of Amended and Restated Distribution Plan for Retail Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated July 23, 2012. 28/

(30)	Form of Amended and Restated Distribution Plan for Premier Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated July 23, 2012. 28/

(31)	Form of Amended and Restated Distribution Plan for Retail Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated January 1, 2013. 33/

(32)	Form of Amended and Restated Distribution Plan for Retirement Class shares of the TIAA-CREF Lifecycle Funds of the Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated January 1, 2013. 33/

(33)	Form of Amended and Restated Agreement to Suspend Distribution Plans for the TIAA-CREF Lifecycle and Lifecycle Index Funds by and between the Registrant and TPIS dated January 1, 2013. 33/

(34)	Form of Amended and Restated Distribution Plans for Retail Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of March 28, 2013. 34/

(35)	Form of Amended and Restated Distribution Plan for Premier Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of March 28, 2013. 34/

(36)	Form of Amended and Restated Agreement to Suspend Distribution Plans for the TIAA-CREF Lifecycle and Lifecycle Index Funds by and between the Registrant and TPIS dated as of October 1, 2013. 36/

(37)	Form of Amended and Restated Distribution Plan for the Premier Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of September 26, 2014. 40/

(38)	Form of Amended and Restated Distribution Plan for the Retirement Class of the Registrant for the TIAA-CREF Lifecycle Funds adopted pursuant to Rule 12b-1 of the 1940 Act dated as of September 26, 2014. 40/

(39)	Form of Amended and Restated Distribution Plan for the Retirement Class of the Registrant for the TIAA-CREF Lifecycle Index Funds adopted pursuant to Rule 12b-1 of the 1940 Act dated as of September 26, 2014. 40/

(40)	Form of Amended and Restated Agreement to Suspend Distribution Plans for the TIAA-CREF Lifecycle and Lifecycle Index Funds by and between the Registrant and TPIS dated as of September 26, 2014. 40/

(41)	Form of Amended and Restated Distribution Plan for the Retail Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of September 26, 2014. 40/

(42)	Form of Amended and Restated Distribution Plan for the Retail Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of March 26, 2015. 43/

(43)	Form of Amended and Restated Distribution Plan for the Retirement Class of Registrant for the TIAA-CREF Lifecycle and Lifecycle Index Funds adopted pursuant to Rule 12b-1 of the 1940 Act dated as of March 26, 2015. 43/

(44)	Form of Amended and Restated Distribution Plan for the Retail Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of July 31, 2015. 43/

(45)	Form of Amended and Restated Distribution Plan for the Premier Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of July 31, 2015. 43/

(46)	Form of Amended and Restated Distribution Plan for the Retail Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of May 1, 2016. 49/

(47)	Form of Amended and Restated Distribution Plan for the Premier Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of May 1, 2016. 49/

(48)	Form of Amended and Restated Agreement to Suspend Distribution Plans for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of October 1, 2016. 51/

(49)	Form of Amended and Restated Distribution Plan for the Retail Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of May 1, 2016 (as supplemented on December 9, 2016). 54/

(50)	Form of Amended and Restated Distribution Plan for the Premier Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of May 1, 2016 (as supplemented on December 9, 2016). 54/

(51)	Form of Amended and Restated Agreement to Suspend Distribution Plans for the TIAA-CREF Lifecycle and Lifecycle Index Funds by and between the Registrant and TPIS dated as of October 1, 2017. 55/

(n)	(1)	Multiple Class Plan of Registrant adopted pursuant to Rule 18f-3 of the 1940 Act. 4/

(2)	Form of Amended and Restated Multiple Class Plan effective February 14, 2006. 9/

(3)	Form of Multiple Class Plan adopted pursuant to Rule 18f-3 of the 1940 Act with respect to the Lifecycle Funds effective January 17, 2007. 10/

(4)	Form of Amendment dated November 30, 2007 to the Multiple Class (18f-3) Plan for the Lifecycle Funds. 13/

(5)	Form of Amended and Restated Multiple Class (18f-3) Plan for the TCF Funds dated September 10, 2009. 18/

(6)	Form of Amended and Restated Multiple Class (18f-3) Plan for the Lifecycle and Lifecycle Index Funds dated September 10, 2009. 18/

(7)	Form of Amended and Restated Multiple Class (18f-3) Plan for the Lifecycle and Lifecycle Index Funds dated December 7, 2010. 23/

(8)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TCF Funds dated September 20, 2011. 26/

(9)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TCF Funds dated December 6, 2011. 34/

(10)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TCF Funds dated July 23, 2012. 28/

(11)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TCF Funds effective January 1, 2013. 33/

(12)	Form of Amended and Restated Multiple Class Plan (18f-3) for the Lifecycle Funds and the Lifecycle Index Funds of the TIAA-CREF Funds effective January 1, 2013. 33/

(13)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of March 28, 2013. 34/

(14)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of September 26, 2014. 40/

(15)	Form of Amended and Restated Multiple Class Plan (18f-3) for the Lifecycle Funds and the Lifecycle Index Funds of the TIAA-CREF Funds dated as of September 26, 2014. 40/

(16)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of July 31, 2015. 43/

(17)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of December 4, 2015. 46/

(18)	Form of Amended and Restated Multiple Class Plan (18f-3) for the Lifecycle Funds and the Lifecycle Index Funds of the TIAA-CREF Funds dated as of December 4, 2015. 46/

(19)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of August 1, 2016. 49/

(20)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of December 9, 2016. 52/

(o)	Reserved

(p)	TIAA-CREF Code of Ethics 54/

(1)	Supplement to Nuveen Code of Ethics For Independent Trustees of the TIAA-CREF Fund Complex 55/

(2)	Advisors and TCIM Employee Trading Supplemental Policy 55/

(q)	Powers of attorney

(1)	Power of Attorney for Forrest Berkley, Nancy A. Eckl, Michael A. Forrester, Howell E. Jackson, Thomas J. Kenny, Bridget A. Macaskill, James M. Poterba, Maceo K. Sloan and Laura T. Starks 37/

(2)	Power of Attorney for Janice C. Eberly 56/

**	To be filed by amendment.

1/	Incorporated herein by reference to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on April 20, 1999.

2/	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 11, 1999.

3/	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 24, 1999.

4/	Incorporated herein by reference to Post-Effective Amendment No. 5 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 27, 2002.

5/	Incorporated herein by reference to Post-Effective Amendment No. 7 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 30, 2004.

6/	Incorporated herein by reference to Post-Effective Amendment No. 11 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 30, 2004.

7/	Incorporated herein by reference to Post-Effective Amendment No. 13 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 31, 2005.

8/	Incorporated herein by reference to Post-Effective Amendment No. 16 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 1, 2006.

9/	Incorporated herein by reference to Post-Effective Amendment No. 19 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on March 31, 2006.

10/	Incorporated herein by reference to Post-Effective Amendment No. 20 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 17, 2007.

11/	Incorporated herein by reference to Post-Effective Amendment No. 22 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 23, 2007.

12/	Incorporated herein by reference to Post-Effective Amendment No. 24 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 30, 2007.

13/	Incorporated herein by reference to Post-Effective Amendment No. 26 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on November 30, 2007.

14/	Incorporated herein by reference to Post-Effective Amendment No. 27 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 28, 2008.

15/	Incorporated herein by reference to Post-Effective Amendment No. 28 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on November 21, 2008.

16/	Incorporated herein by reference to Post-Effective Amendment No. 29 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 28, 2009.

17/	Incorporated herein by reference to Post-Effective Amendment No. 30 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 25, 2009.

18/	Incorporated herein by reference to Post-Effective Amendment No. 31 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 11, 2009.

19/	Incorporated herein by reference to Post-Effective Amendment No. 32 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 22, 2010.

20/	Incorporated herein by reference to Post-Effective Amendment No. 34 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on May 21, 2010.

21/	Incorporated herein by reference to Post-Effective Amendment No. 35 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on August 4, 2010.

22/	Incorporated herein by reference to Post-Effective Amendment No. 36 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 28, 2011.

23/	Incorporated herein by reference to Post-Effective Amendment No. 41 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on April 25, 2011.

24/	Incorporated herein by reference to Post-Effective Amendment No. 44 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 15, 2011.

25/	Incorporated herein by reference to Post-Effective Amendment No. 47 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 23, 2011.

26/	Incorporated herein by reference to Post-Effective Amendment No. 48 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 29, 2011.

27/	Incorporated herein by reference to Post-Effective Amendment No. 54 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 28, 2012.

28/	Incorporated herein by reference to Post-Effective Amendment No. 57 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 18, 2012.

29/	Incorporated herein by reference to Post-Effective Amendment No. 58 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 30, 2012.

30/	Incorporated herein by reference to Post-Effective Amendment No. 60 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 18, 2012.

31/	Incorporated herein by reference to Post-Effective Amendment No. 61 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 28, 2012.

32/	Incorporated herein by reference to Post-Effective Amendment No. 64 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 10, 2013.

33/	Incorporated herein by reference to Post-Effective Amendment No. 65 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 27, 2013.

34/	Incorporated herein by reference to Post-Effective Amendment No. 68 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on April 12, 2013.

35/	Incorporated herein by reference to Post-Effective Amendment No. 70 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 29, 2013.

36/	Incorporated herein by reference to Post-Effective Amendment No. 72 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 27, 2013.

37/	Incorporated herein by reference to Post-Effective Amendment No. 74 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 27, 2014.

38/	Incorporated herein by reference to Post-Effective Amendment No. 76 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 27, 2014.

39/	Incorporated herein by reference to Post-Effective Amendment No. 77 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 28, 2014.

40/	Incorporated herein by reference to Post-Effective Amendment No. 79 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 25, 2014.

41/	Incorporated herein by reference to Post-Effective Amendment No. 81 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 26, 2015.

42/	Incorporated herein by reference to Post-Effective Amendment No. 83 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on May 15, 2015.

43/	Incorporated herein by reference to Post-Effective Amendment No. 84 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 29, 2015.

44/	Incorporated herein by reference to Post-Effective Amendment No. 86 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 4, 2015.

45/	Incorporated herein by reference to Post-Effective Amendment No. 87 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 25, 2015.

46/	Incorporated herein by reference to Post-Effective Amendment No. 89 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on December 4, 2015.

47/	Incorporated herein by reference to Post-Effective Amendment No. 91 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 25, 2016.

48/	Incorporated herein by reference to Post-Effective Amendment No. 93 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on May 9, 2016.

49/	Incorporated herein by reference to Post-Effective Amendment No. 94 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 28, 2016.

50/	Incorporated herein by reference to Post-Effective Amendment No. 96 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 23, 2016.

51/	Incorporated herein by reference to Post-Effective Amendment No. 97 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 27, 2016.

52/	Incorporated herein by reference to Post-Effective Amendment No. 99 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on December 8, 2016.

53/	Incorporated herein by reference to Post-Effective Amendment No. 102 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 27, 2017.

54/	Incorporated herein by reference to Post-Effective Amendment No. 104 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 27, 2017.

55/	Incorporated herein by reference to Post-Effective Amendment No. 106 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 26, 2017.

56/	Incorporated herein by reference to Post-Effective Amendment No. 108 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 27, 2018.

57/	Incorporated herein by reference to Post-Effective Amendment No. 111 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on May 18, 2018.

Item 29.	Persons Controlled by or Under Common Control with the Fund

The Registrant disclaims any assertion that its investment adviser, Teachers Advisors, LLC (“Advisors”), or the parent company or any affiliate of Advisors directly or indirectly controls the Registrant or is under common control with the Registrant. Additionally, the Board of Trustees of the Registrant is the same as the board of other TIAA-CREF mutual funds, each of which has Advisors or an affiliate as its investment adviser. In addition, the Registrant and the other TIAA-CREF mutual funds have some officers in common. Nonetheless, the Registrant takes the position that it is not under common control with the other TIAA-CREF mutual funds because the power residing in the Funds’ respective boards and officers arises as the result of an official position with the respective investment companies.

TIAA-CREF Funds, through the TIAA-CREF International Bond Fund, a series of TIAA-CREF Funds, wholly owns and controls TIAA-CREF International Bond Fund Offshore Limited (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary’s financial statements will be included, on a consolidated basis, in the TIAA-CREF International Bond Fund’s annual and semi-annual reports to shareholders.

Item 30.	Indemnification

As a Delaware statutory trust, Registrant’s operations are governed by its Declaration of Trust dated as of April 15, 1999 (the “Declaration”). Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (the “DSTA”) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant’s Declaration expressly provides that it has been organized under the DSTA and that the Declaration is to be governed by Delaware law. It is nevertheless possible that a Delaware statutory trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant’s shareholders could be subject to personal liability.

To protect Registrant’s shareholders against the risk of personal liability, the Declaration (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its trustees; (ii) provides for the indemnification out of Registrant’s property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant’s business and the nature of its assets, the risk of personal liability to a shareholder is remote.

The Declaration further provides that Registrant shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of Registrant. The Declaration does not authorize Registrant to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Securities Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

Advisors also provides investment management services to the TIAA-CREF Funds, TIAA-CREF Life Funds, TIAA Separate Account VA-1, and certain other registered and unregistered products. The Managers of Advisors are Bradley Finkle and John Panagakis. TIAA-CREF Investment Management, LLC (“TCIM”), a wholly owned investment advisory subsidiary of TIAA, manages the investment accounts of the College Retirement Equities Fund (“CREF”). The Managers of TCIM are Bradley Finkle and John Panagakis. Both Advisors and TCIM are located at 730 Third Avenue, New York, NY 10017-3206.

Item 32.	Principal Underwriters

Teachers Personal Investors Services, Inc. (“TPIS”) acts as the principal underwriter for the Registrant and the TIAA-CREF Life Funds.

The directors of TPIS are Bradley Finkle and Keith Rauschenbach. The officers of TPIS are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Keith Henry Rauschenbach	President, Chief Operating Officer and Chief Executive Officer	None
Austin Wachter	Vice President	Vice President
John George Panagakis	Vice President	None
Sara Smahl	Assistant Vice President	None
Alexander Soto	Assistant Vice President	None
Halina Mikowski	Chief Financial Officer and Vice President	None
Shanita Smith	Chief Compliance Officer and Vice President	None
Keith Jackson	Anti-Money Laundering Officer	None
Janice Carnicelli	Senior Director, Distribution Services	None
Jorge Gutierrez	Treasurer and Vice President	None
Jennifer Sisom	Assistant Treasurer	None
Lucas Satre	General Counsel and Vice President	None
Marjorie Pierre-Merritt	Secretary	Vice President and Assistant Corporate Secretary
Janet Acosta	Assistant Secretary	None
Donna Cohen	Assistant Secretary	None
Kristen Doscher	Assistant Secretary, limited to corporate tax matters	None
Nicholas Cifelli	Assistant Secretary, limited to corporate tax matters	None
Su Youn Kim	Assistant Secretary, limited to corporate tax matters	None
Robert Steere	Authorized Signer	None
Jason Market	Authorized Signer, Senior Manager, Strategic Sourcing	None
Brian Stenger	Authorized Signer	None
Austin McKeehan	Authorized Signer	None

*	The business address of all directors and officers of TPIS is 730 Third Avenue, 12th Floor, New York, NY 10017-3206.

Additional information about the officers of TPIS can be found on Schedule A of Form BD for TPIS, as currently on file with the Commission (File No. 8-47051).

Item 33.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder will be maintained at the Registrant’s home office, 730 Third Avenue, New York, NY 10017-3206, at other offices of the Registrant, and at the offices of the Registrant’s custodian, State Street Bank and Trust Company, 2 Avenue de Lafayette, Boston, MA 02111. In addition, certain duplicated records are maintained at Iron Mountain, 64 Leone Lane, Chester, NY 10918 and 22 Kimberly Road, East Brunswick, NJ 08816.

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA-CREF Funds has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 18th day of July, 2018.

TIAA-CREF FUNDS

By:	/s/ Bradley Finkle
Name:	Bradley Finkle
Title:	Principal Executive Officer and President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bradley Finkle	Principal Executive Officer and President	July 18, 2018
Bradley Finkle	(Principal Executive Officer)

/s/ E. Scott Wickerham	Principal Financial Officer,	July 18, 2018
E. Scott Wickerham	Principal Accounting Officer and Treasurer
(Principal Financial and Accounting Officer)

SIGNATURE OF TRUSTEE	DATE	SIGNATURE OF TRUSTEE	DATE

*	July 18, 2018	*	July 18, 2018
Forrest Berkley		Thomas J. Kenny

*	July 18, 2018	*	July 18, 2018
Janice C. Eberly		James M. Poterba

*	July 18, 2018	*	July 18, 2018
Nancy A. Eckl		Maceo K. Sloan

*	July 18, 2018	*	July 18, 2018
Michael A. Forrester		Laura T. Starks

*	July 18, 2018
Howell E. Jackson

/s/ Rachael M. Zufall	July 18, 2018
Rachael M. Zufall
as attorney-in-fact

*	Signed by Rachael M. Zufall pursuant to powers of attorney previously filed with the Securities and Exchange Commission.